UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-09903

BNY Mellon Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	08/31
Date of reporting period:	11/30/2014

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
BNY Mellon Asset Allocation Fund
November 30, 2014 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--13.1%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables--.1%
AmeriCredit Automobile Receivables
Trust, Ser. 2013-2, Cl. A3	0.65	12/8/17	375,000		375,193
Casinos--.0%
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.08	10/1/16	108,000	a	110,487
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.44	10/1/16	92,000	a	94,119
					204,606
Commercial Mortgage Pass-Through Ctfs.--.1%
WFRBS Commercial Mortgage Trust,
Ser. 2011-C5, Cl. A2	2.68	11/15/44	80,000		82,250
WFRBS Commerical Mortgage Trust,
Ser. 2013-C13, Cl. A4	3.00	5/15/45	540,000		544,835
					627,085
Consumer Discretionary--.6%
21st Century Fox America,
Gtd. Notes	6.15	3/1/37	265,000		332,372
Amazon.com,
Sr. Unscd. Notes	2.50	11/29/22	435,000		415,351
Comcast,
Gtd. Notes	3.13	7/15/22	720,000		737,491
Discovery Communications,
Gtd. Notes	3.70	6/1/15	390,000		395,944
eBay,
Sr. Unscd. Notes	2.88	8/1/21	325,000		321,262
Time Warner Cable,
Gtd. Notes	4.13	2/15/21	305,000		327,867
Time Warner,
Gtd. Notes	4.00	1/15/22	470,000		493,175
					3,023,462
Consumer Staples--.4%
Anheuser-Busch InBev Worldwide,
Gtd. Notes	2.50	7/15/22	425,000		413,769
ConAgra Foods,
Sr. Unscd. Notes	3.20	1/25/23	149,000		146,591
PepsiCo,
Sr. Unscd. Notes	4.50	1/15/20	375,000		418,698
Pernod Ricard,
Sr. Unscd. Notes	4.45	1/15/22	385,000	a	412,393
Walgreen,
Sr. Unscd. Notes	3.10	9/15/22	520,000		518,602
					1,910,053
Energy--.1%
BP Capital Markets,
Gtd. Notes	3.20	3/11/16	275,000		283,378
Petrobras International Finance,
Gtd. Notes	5.38	1/27/21	325,000		325,221
					608,599
Financial--2.3%
American International Group,
Sr. Unscd. Notes	5.85	1/16/18	500,000		563,966
Bank of America,
Sr. Unscd. Notes	2.60	1/15/19	1,070,000		1,085,621
BlackRock,
Sr. Unscd. Notes	6.25	9/15/17	420,000		475,870
Boston Properties,
Sr. Unscd. Notes	4.13	5/15/21	360,000		385,248
Citigroup,
Sr. Unscd. Notes	2.50	9/26/18	465,000		473,721

Citigroup,
Sr. Unscd. Bonds	2.50	7/29/19	195,000		196,653
Citizens Financial Group,
Sub. Notes	4.15	9/28/22	445,000	a	459,119
Ford Motor Credit,
Sr. Unscd. Notes	3.00	6/12/17	390,000		402,309
General Electric Capital,
Jr. Sub. Cap. Secs., Ser. C	5.25	6/29/49	270,000	b	272,025
General Electric Capital,
Sub. Notes	5.30	2/11/21	495,000		565,946
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	495,000		614,155
HSBC Finance,
Sub. Notes	6.68	1/15/21	582,000		691,461
JPMorgan Chase & Co.,
Sub. Notes	3.38	5/1/23	425,000		418,749
MetLife,
Sr. Unscd. Notes	7.72	2/15/19	345,000		423,411
Morgan Stanley,
Sub. Notes	4.88	11/1/22	735,000		794,067
NYSE Euronext,
Gtd. Notes	2.00	10/5/17	460,000		468,332
Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	395,000		408,781
Rabobank Nederland,
Gtd. Notes	4.50	1/11/21	530,000		587,961
Royal Bank of Canada,
Sr. Unscd. Notes	1.25	6/16/17	520,000		520,358
Simon Property Group,
Sr. Unscd. Notes	5.65	2/1/20	450,000		522,886
TD Ameritrade Holding,
Gtd. Notes	4.15	12/1/14	335,000		335,000
Toyota Motor Credit,
Sr. Unscd. Notes	1.13	5/16/17	350,000		350,344
Wachovia,
Sub. Notes	5.63	10/15/16	340,000		368,720
					11,384,703
Foreign/Governmental--.2%
Mexican Government,
Sr. Unscd. Notes	5.63	1/15/17	315,000		344,453
Mexican Government,
Sr. Unscd. Notes	6.63	3/3/15	185,000		187,984
Petroleos Mexicanos,
Gtd. Notes	4.88	1/24/22	330,000		352,275
Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/19	330,000		363,380
					1,248,092
Health Care--.1%
Amgen,
Sr. Unscd. Notes	5.65	6/15/42	485,000		565,517
Industrial--.2%
ABB Finance USA,
Gtd. Notes	2.88	5/8/22	650,000		652,427
Burlington North Santa Fe.,
Sr. Unscd. Debs.	3.45	9/15/21	430,000		451,280
					1,103,707
Information Technology--.3%
Intel,
Sr. Unscd. Notes	2.70	12/15/22	730,000		726,403
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	620,000		704,942
					1,431,345
Materials--.1%
Eastman Chemical,
Sr. Unscd. Notes	3.60	8/15/22	460,000		471,225
Municipal Bonds--.7%
California Earthquake Authority,

Revenue	2.81	7/1/19	350,000		351,971
Chicago,
GO	7.78	1/1/35	340,000		398,718
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue
Bonds	3.00	7/1/20	750,000		765,712
Illinois,
GO	4.42	1/1/15	90,000		90,324
Massachusetts,
GO (Build America Bonds)	4.20	12/1/21	210,000		232,008
Metropolitan Transportation
Authority, Special Obligation
Taxable Bonds	3.02	7/1/24	600,000		611,556
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	1.10	6/15/16	475,000		476,558
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Build
America Bonds)	6.28	6/15/42	320,000		374,691
Oakland Unified School District,
GO (Build America Bonds)	9.50	8/1/34	180,000		217,755
University of California Regents,
Medical Center Pooled Revenue
(Build America Bonds)	5.44	5/15/23	135,000		159,052
					3,678,345
Telecommunication Services--.4%
AT&T,
Sr. Unscd. Notes	4.45	5/15/21	525,000		572,751
Telefonica Emisiones,
Gtd. Notes	5.13	4/27/20	575,000		642,984
Verizon Communications,
Sr. Unscd. Notes	5.15	9/15/23	535,000		601,887
					1,817,622
U.S. Government Agencies/Mortgage-Backed--3.9%
Federal Home Loan Mortgage Corp
3.00%, 9/1/27 - 11/1/28			1,215,092	c	1,265,289
3.50%, 12/1/28 - 6/1/43			1,115,294	c	1,164,006
4.00%, 6/1/26 - 4/1/44			944,876	c	1,014,685
4.50%, 5/1/39 - 11/1/41			2,263,546	c	2,477,934
5.00%, 7/1/40			610,225	c	678,663
5.50%, 12/1/37 - 12/1/38			679,474	c	760,745
Federal National Mortgage Association
2.50%, 3/1/28 - 7/1/28			1,832,101	c	1,874,508
3.00%, 9/1/32 - 5/1/43			1,517,445	c	1,547,482
3.33%, 4/1/41			185,006	b,c	195,728
3.50%, 9/1/26 - 8/1/44			2,665,448	c	2,792,222
4.00%, 2/1/41 - 8/1/44			949,487	c	1,016,041
4.50%, 6/1/23 - 4/1/44			325,086	c	353,165
5.00%, 12/1/21 - 11/1/43			1,193,590	c	1,327,488
5.50%, 4/1/36 - 1/1/39			1,262,493	c	1,419,544
6.00%, 4/1/33 - 9/1/34			233,029	c	266,374
6.50%, 10/1/36			31,968	c	36,393
REMIC, Ser. 2014-28, Cl. ND,
3.00%, 3/25/40			463,178	c	477,257
Government National Mortgage Association II
3.00%, 1/20/44			613,241		629,058
					19,296,582
U.S. Government Securities--3.5%
U.S. Treasury Bonds;
3.13%, 8/15/44			345,000	d	359,124
U.S. Treasury Inflation Protected Securities:
Notes, 0.13%, 4/15/18			782,549	e	790,681
Notes, 0.13%, 1/15/23			654,799	e	642,982
Notes, 0.63%, 7/15/21			628,356	d,e	647,796
Notes, 1.38%, 7/15/18			800,240	e	851,006

Notes, 1.38%, 1/15/20			511,821	d,e	547,048
U.S. Treasury Notes:
0.38%, 10/31/16			335,000	d	334,529
0.63%, 8/31/17			1,190,000		1,183,585
0.63%, 9/30/17			1,565,000	d	1,554,485
0.63%, 4/30/18			315,000		310,349
0.75%, 10/31/17			1,670,000		1,663,868
0.88%, 12/31/16			905,000	d	911,434
0.88%, 5/15/17			3,115,000	d	3,128,871
0.88%, 1/31/18			250,000		249,121
1.00%, 5/31/18			675,000		672,679
1.25%, 4/30/19			780,000		775,612
1.38%, 9/30/18			785,000		790,274
1.38%, 2/28/19			140,000		140,142
2.00%, 11/30/20			715,000	d	724,720
2.38%, 8/15/24			380,000		386,145
2.63%, 1/31/18			805,000		846,131
					17,510,582
Utilities--.1%
Hydro-Quebec,
Gov't Gtd. Notes	2.00	6/30/16	280,000		286,470
Total Bonds and Notes
(cost $63,940,783)					65,543,188

Common Stocks--18.9%			Shares		Value ($)
Consumer Discretionary--1.9%
Bed Bath & Beyond			11,615	f	852,193
CBS, Cl. B			7,630		418,734
Comcast, Cl. A			15,850		904,084
Home Depot			14,615		1,452,731
Las Vegas Sands			9,815		625,117
Lowe's			19,585		1,250,111
Macy's			3,445		223,615
Royal Caribbean Cruises			11,885		876,400
Time Warner			8,430		717,562
Walt Disney			17,190		1,590,247
Wyndham Worldwide			10,315		859,858
					9,770,652
Consumer Staples--2.1%
Altria Group			25,350		1,274,091
Archer-Daniels-Midland			15,545		818,911
Coca-Cola			3,865		173,268
CVS Health			15,045		1,374,511
Estee Lauder, Cl. A			10,990		814,799
Hershey			6,015		603,184
Kroger			12,750		762,960
Mondelez International, Cl. A			28,445		1,115,044
Monster Beverage			6,160	f	690,844
PepsiCo			11,235		1,124,623
Pilgrim's Pride			9,780	f	315,894
Procter & Gamble			3,415		308,818
Wal-Mart Stores			10,155		888,969
					10,265,916
Energy--1.8%
Baker Hughes			10,815		616,455
Chevron			2,510		273,264
ConocoPhillips			14,180		936,873
EOG Resources			8,530		739,722
EQT			6,045		549,974
Exxon Mobil			27,070		2,450,918
Marathon Petroleum			10,315		929,278
National Oilwell Varco			3,835		257,098
Occidental Petroleum			8,235		656,906
Phillips 66			3,715		271,269
Schlumberger			2,155		185,222
Tesoro			4,510		345,556
Valero Energy			15,180		737,900

			8,950,435
Exchange-Traded Funds--.1%
Standard & Poor's Depository
Receipts S&P 500 ETF Trust	2,615		541,828
Financial--2.7%
Aetna	1,970		171,863
Affiliated Managers Group	3,080	f	627,057
American Express	1,940		179,295
Bank of America	92,830		1,581,823
Berkshire Hathaway, Cl. B	11,255	f	1,673,506
Citigroup	20,655		1,114,750
Corrections Corporation of America	16,755	g	607,369
Franklin Resources	13,665		776,992
Host Hotels & Resorts	31,560	g	733,454
JPMorgan Chase & Co.	4,727		284,376
Moody's	2,160		218,182
Navient	7,765		162,754
Prudential Financial	3,750		318,675
Public Storage	4,215	g	790,860
Simon Property Group	990	g	178,992
T. Rowe Price Group	10,120		844,716
Taubman Centers	9,445	g	750,783
Travelers	8,590		897,225
Waddell & Reed Financial, Cl. A	9,515		457,481
Wells Fargo & Co.	23,255		1,266,932
			13,637,085
Health Care--3.0%
Abbott Laboratories	11,595		516,093
AbbVie	6,875		475,750
Allergan	1,240		265,224
Amgen	9,110		1,505,974
Biogen Idec	1,380	f	424,612
Boston Scientific	57,445	f	739,317
C.R. Bard	4,175		698,686
Cigna	3,770		387,895
Covance	4,355	f	446,910
Eli Lilly & Co.	2,365		161,104
Gilead Sciences	15,160	f	1,520,851
Johnson & Johnson	19,770		2,140,103
Medtronic	15,465		1,142,400
Merck & Co.	18,050		1,090,220
Mettler-Toledo International	2,155	f	631,975
Pfizer	55,895		1,741,129
WellPoint	8,140		1,041,187
			14,929,430
Industrial--1.5%
Caterpillar	9,135		918,981
Emerson Electric	2,580		164,475
General Electric	29,320		776,687
Honeywell International	2,580		255,601
Kirby	5,605	f	538,865
Lockheed Martin	4,880		934,813
Masco	30,535		738,947
Northrop Grumman	7,305		1,029,494
Rockwell Automation	1,290		148,879
Southwest Airlines	28,420		1,188,524
SPX	5,210		467,285
Textron	16,185		701,134
			7,863,685
Information Technology--3.9%
Accenture, Cl. A	11,170		964,306
ANSYS	2,390	f	199,613
Apple	21,070		2,505,855
Cognizant Technology Solutions,
Cl. A	16,370	f	883,816
Corning	40,545		852,256
DST Systems	1,735		172,199

Facebook, Cl. A	17,585	f	1,366,355
Google, Cl. A	1,910	f	1,048,743
Google, Cl. C	1,915	f	1,037,604
Hewlett-Packard	33,955		1,326,282
IHS, Cl. A	5,495	f	672,918
Intel	12,960		482,760
International Business Machines	3,530		572,460
Intuit	3,820		358,583
MasterCard, Cl. A	8,055		703,121
Micron Technology	31,765	f	1,141,952
Microsoft	19,525		933,490
NetApp	15,465		658,036
Oracle	36,955		1,567,262
SanDisk	4,535		469,191
Visa, Cl. A	5,640		1,456,192
			19,372,994
Materials--.4%
Cabot	12,445		536,131
Dow Chemical	7,265		353,588
LyondellBasell Industries, Cl. A	2,485		195,967
PPG Industries	950		207,879
Westlake Chemical	8,845		562,542
			1,856,107
Telecommunication Services--1.0%
AT&T	46,002		1,627,551
CenturyLink	8,165		332,887
QUALCOMM	17,745		1,293,610
Verizon Communications	32,340		1,636,081
			4,890,129
Utilities--.5%
Ameren	4,325		186,451
Duke Energy	9,085		734,976
Entergy	10,405		872,979
NextEra Energy	4,815		502,638
			2,297,044
Total Common Stocks
(cost $76,030,740)			94,375,305

Other Investment--68.0%
Registered Investment Companies:
ASG Global Alternatives Fund, Cl.
Y	1,194,188		13,876,469
ASG Managed Futures Strategy Fund,
Cl. Y	697,625		8,441,264
BNY Mellon Corporate Bond Fund,
Cl. M	876,419	h	11,314,575
BNY Mellon Emerging Markets Fund,
Cl. M	2,636,537	h	26,576,288
BNY Mellon Focused Equity
Opportunities Fund, Cl. M	2,315,288	h	42,392,923
BNY Mellon Income Stock Fund, Cl.
M	2,257,887	h	22,759,505
BNY Mellon Intermediate Bond Fund,
Cl. M	1,827,482	h	23,245,570
BNY Mellon International Fund, Cl.
M	1,895,364	h	23,066,584
BNY Mellon Mid Cap Multi-Strategy
Fund, Cl. M	2,059,576	h	32,685,476
BNY Mellon Short-Term U.S.
Government Securities Fund,
Cl. M	476,136	h	5,685,061
BNY Mellon Small/Mid Cap Multi-Strategy Fund, Cl.
M	467,147	h	7,885,437
Dreyfus Floating Rate Income Fund,
Cl. Y	768,551	h	9,622,257
Dreyfus Global Real Estate
Securities Fund, Cl. Y	809,538	h	7,504,419

Dreyfus High Yield Fund, Cl. I	1,030,923	h	6,804,093
Dreyfus Inflation Adjusted
Securities Fund, Cl. Y	340,151	h	4,302,909
Dreyfus Institutional Preferred
Plus Money Market Fund	9,673,343	[i]	9,673,343
Dreyfus Research Growth Fund, Cl.
Y	524,611	h	7,764,248
Dreyfus Select Managers Small Cap
Growth Fund, Cl. Y	602,473	h	15,296,779
Dreyfus Select Managers Small Cap
Value Fund, Cl. Y	526,957	h	13,284,591
Dreyfus U.S. Equity Fund, Cl. Y	477,275	h	9,936,858
Dreyfus/Newton International
Equity Fund, Cl. Y	557,049	h	11,430,656
Dynamic Total Return Fund, Cl. Y	486,666	h	7,747,723
Global Stock Fund, Cl. Y	637,032	h	12,205,542
TCW Emerging Markets Income Fund,
Cl. I	836,683		7,044,872
Total Other Investments
(cost $283,981,410)			340,547,442
Total Investments (cost $423,952,933)	100.0%		500,465,935
Liabilities, Less Cash and Receivables	(.0%)		(20,177)
Net Assets	100.0%		500,445,758

ETF -- Exchange-Traded Fund
GO -- General Obligation
REMIC -- Real Estate Mortgage Investment Conduit

a Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2014, these securities were valued at $1,076,118 or .2% of net assets.
b Variable rate security--interest rate subject to periodic change.
c The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
d Security, or portion thereof, on loan. At November 30, 2014, the value of the fund’s securities on loan was
$6,609,881 and the value of the collateral held by the fund was $6,753,362, consisting of U.S. Government and Agency securities.
e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
f Non-income producing security.
g Investment in real estate investment trust.
h Investment in affiliated mutual fund.
i Investment in affiliated money market mutual fund.

At November 30, 2014, net unrealized appreciation on investments was $76,513,002 of which $79,075,029 related to appreciated investment securities and $2,562,027 related to depreciated investment securities. At November 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	45.8
Mutual Funds: Foreign	20.3
Common Stocks	18.8
U.S. Government Agencies/Mortgage-Backed	7.4
Corporate Bonds	4.6
Money Market Investment	1.9
Municipal Bonds	.7
Foreign/Governmental	.2
Asset-Backed	.1
Commercial Mortgage-Backed	.1
Exchange-Traded Funds	.1
100.0

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2014 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	375,193	-	375,193
Commercial Mortgage-Backed	-	627,085	-	627,085
Corporate Bonds+	-	22,807,309	-	22,807,309
Equity Securities - Domestic Common Stocks+	93,833,477	-	-	93,833,477
Exchange-Traded Funds	541,828	-	-	541,828
Foreign Government	-	1,248,092	-	1,248,092
Municipal Bonds+	-	3,678,345	-	3,678,345
Mutual Funds	340,547,442	-	-	340,547,442
U.S. Government Agencies/Mortgage-Backed	-	19,296,582	-	19,296,582
U.S. Treasury	-	17,510,582	-	17,510,582
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized within Level 1 of the fair value hierarchy.

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) and financial futures (other than those traded on an exchange) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board. Debt securities for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other debt securities are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service approved by the fund's Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. These securities are generally within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Bond Fund
November 30, 2014 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--99.4%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables--.7%
AmeriCredit Automobile Receivables
Trust, Ser. 2013-2, Cl. A3	0.65	12/8/17	7,160,000		7,163,687
Casinos--.2%
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.08	10/1/16	716,000	a	732,489
Agua Caliente Band of Cahuilla
Indians, Scd. Notes	6.35	10/1/15	388,000	a	395,706
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.44	10/1/16	855,000	a	874,691
					2,002,886
Commercial Mortgage Pass-Through Ctfs.--1.1%
Commercial Mortgage Asset Trust,
Ser. 1999-C1, Cl. D	6.89	1/17/32	87,700	b	87,619
UBS Commercial Mortgage Trust,
Ser. 2012-C1, Cl. A3	3.40	5/10/45	730,000		761,162
WFRBS Commercial Mortgage Trust,
Ser. 2011-C5, Cl. A2	2.68	11/15/44	1,110,000		1,141,220
WFRBS Commerical Mortgage Trust,
Ser. 2013-C13, Cl. A4	3.00	5/15/45	9,045,000		9,125,989
					11,115,990
Consumer Discretionary--4.8%
21st Century Fox America,
Gtd. Notes	6.15	3/1/37	5,054,000		6,338,904
Amazon.com,
Sr. Unscd. Notes	2.50	11/29/22	6,675,000	c	6,373,490
Comcast,
Gtd. Notes	3.13	7/15/22	11,887,000		12,175,771
Discovery Communications,
Gtd. Notes	3.70	6/1/15	7,050,000		7,157,456
eBay,
Sr. Unscd. Notes	2.88	8/1/21	5,245,000		5,184,677
Time Warner Cable,
Gtd. Notes	4.13	2/15/21	5,220,000		5,611,364
Time Warner,
Gtd. Notes	4.00	1/15/22	7,570,000		7,943,269
					50,784,931
Consumer Staples--2.9%
Anheuser-Busch InBev Worldwide,
Gtd. Notes	2.50	7/15/22	6,160,000		5,997,216
ConAgra Foods,
Sr. Unscd. Notes	3.20	1/25/23	2,022,000		1,989,314
PepsiCo,
Sr. Unscd. Notes	4.50	1/15/20	7,040,000		7,860,357
Pernod Ricard,
Sr. Unscd. Notes	4.45	1/15/22	5,610,000	a	6,009,152
Walgreen,
Sr. Unscd. Notes	3.10	9/15/22	8,355,000		8,332,542
					30,188,581
Energy--1.0%
BP Capital Markets,
Gtd. Notes	3.20	3/11/16	4,990,000		5,142,025
Petrobras International Finance,
Gtd. Notes	5.38	1/27/21	5,355,000		5,358,641
					10,500,666
Financial--18.5%
American International Group,

Sr. Unscd. Notes	5.85	1/16/18	8,300,000		9,361,844
Bank of America,
Sr. Unscd. Notes	2.60	1/15/19	18,500,000		18,770,082
BlackRock,
Sr. Unscd. Notes	6.25	9/15/17	7,860,000		8,905,569
Boston Properties,
Sr. Unscd. Notes	4.13	5/15/21	7,185,000		7,688,913
Citigroup,
Sr. Unscd. Notes	2.50	9/26/18	7,075,000		7,207,685
Citigroup,
Sr. Unscd. Bonds	2.50	7/29/19	3,095,000		3,121,236
Citizens Financial Group,
Sub. Notes	4.15	9/28/22	8,555,000	a	8,826,425
Ford Motor Credit,
Sr. Unscd. Notes	3.00	6/12/17	6,225,000		6,421,467
General Electric Capital,
Jr. Sub. Cap. Secs., Ser. C	5.25	6/29/49	4,930,000	b	4,966,975
General Electric Capital,
Sub. Notes	5.30	2/11/21	8,285,000		9,472,448
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	8,270,000		10,260,730
HSBC Finance,
Sr. Sub. Notes	6.68	1/15/21	10,510,000		12,486,689
JPMorgan Chase & Co.,
Sub. Notes	3.38	5/1/23	5,770,000		5,685,129
MetLife,
Sr. Unscd. Notes	7.72	2/15/19	6,865,000		8,425,263
Morgan Stanley,
Sub. Notes	4.88	11/1/22	11,490,000		12,413,371
NYSE Euronext,
Gtd. Notes	2.00	10/5/17	7,340,000		7,472,949
Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	7,135,000		7,383,926
Rabobank Nederland,
Gtd. Notes	4.50	1/11/21	8,060,000		8,941,442
Royal Bank of Canada,
Sr. Unscd. Notes	1.25	6/16/17	8,385,000		8,390,777
Simon Property Group,
Sr. Unscd. Notes	5.65	2/1/20	8,782,000		10,204,403
TD Ameritrade Holding,
Gtd. Notes	4.15	12/1/14	6,630,000		6,630,000
Toyota Motor Credit,
Sr. Unscd. Notes	1.13	5/16/17	5,615,000		5,620,514
Wachovia,
Sub. Notes	5.63	10/15/16	5,545,000		6,013,397
					194,671,234
Foreign/Governmental--2.0%
Mexican Government,
Sr. Unscd. Notes	5.63	1/15/17	5,975,000		6,533,663
Mexican Government,
Sr. Unscd. Notes	6.63	3/3/15	1,480,000		1,503,872
Petroleos Mexicanos,
Gtd. Notes	4.88	1/24/22	5,345,000		5,705,788
Province of Ontario Canada,
Sr. Unscd. Notes	4.00	10/7/19	6,500,000		7,157,488
					20,900,811
Health Care--.9%
Amgen,
Sr. Unscd. Notes	5.65	6/15/42	7,955,000		9,275,641
Industrial--1.7%
ABB Finance USA,
Gtd. Notes	2.88	5/8/22	11,060,000		11,101,298
Burlington North Santa Fe.,

Sr. Unscd. Notes	3.45	9/15/21	6,415,000		6,732,472
					17,833,770
Information Technology--2.2%
Intel,
Sr. Unscd. Notes	2.70	12/15/22	10,900,000		10,846,285
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	10,410,000		11,836,201
					22,682,486
Materials--.7%
Eastman Chemical,
Sr. Unscd. Notes	3.60	8/15/22	7,075,000		7,247,644
Municipal Bonds--6.0%
California Earthquake Authority,
Revenue	2.81	7/1/19	5,700,000		5,732,091
Chicago,
GO	7.78	1/1/35	6,460,000		7,575,642
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue
Bonds	3.00	7/1/20	14,000,000		14,293,300
Massachusetts,
GO (Build America Bonds)	4.20	12/1/21	3,985,000		4,402,628
Metropolitan Transportation
Authority, Special Obligation
Taxable Bonds	3.02	7/1/24	9,700,000		9,886,822
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	1.10	6/15/16	7,425,000		7,449,354
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Build
America Bonds)	6.28	6/15/42	5,430,000		6,358,041
Oakland Unified School District,
GO (Build America Bonds)	9.50	8/1/34	3,550,000		4,294,613
University of California Regents,
Medical Center Pooled Revenue
(Build America Bonds)	5.44	5/15/23	2,715,000		3,198,704
					63,191,195
Telecommunications--2.7%
AT&T,
Sr. Unscd. Notes	4.45	5/15/21	7,980,000		8,705,821
Telefonica Emisiones,
Gtd. Notes	5.13	4/27/20	9,395,000		10,505,799
Verizon Communications,
Sr. Unscd. Notes	5.15	9/15/23	8,490,000		9,551,437
					28,763,057
U.S. Government Agencies/Mortgage-Backed--30.3%
Federal Home Loan Mortgage Corp.:
3.00%, 9/1/27 - 11/1/28			20,659,581	d	21,514,752
3.50%, 12/1/28 - 6/1/43			18,180,069	d	18,975,112
4.00%, 6/1/26 - 4/1/44			15,926,230	d	17,100,381
4.50%, 5/1/39 - 11/1/41			36,935,247	d	40,430,603
5.00%, 12/1/39 - 7/1/40			10,855,916	d	12,096,523
5.50%, 12/1/37 - 12/1/38			7,878,840	d	8,828,451
Federal National Mortgage Association:
2.50%, 3/1/28 - 7/1/28			30,092,456	d	30,788,986
3.00%, 9/1/32 - 7/1/43			26,878,825	d	27,390,622
3.33%, 4/1/41			4,230,387	b,d	4,475,553
3.50%, 9/1/26 - 8/1/44			43,802,113	d	45,889,567
4.00%, 2/1/41 - 8/1/44			17,421,251	d	18,641,607
4.50%, 3/1/23 - 4/1/44			5,654,067	d	6,129,347
5.00%, 12/1/21 - 11/1/43			12,396,883	d	13,740,805
5.50%, 2/1/38 - 1/1/39			18,607,557	d	20,904,266

6.00%, 4/1/33 - 9/1/36			2,304,113	d	2,629,361
Series 2014-28, Cl. ND
3.00%, 3/25/40			7,141,965	d	7,359,045
REMIC, Ser. 2011-8, Cl. PV,
4.00%, 1/25/30			3,777,000	d	4,027,137
Government National Mortgage Association I;
5.00%, 11/15/34 - 3/15/36			6,641,472		7,377,271
Government National Mortgage Association II;
3.00%, 1/20/44			9,874,987		10,129,679
					318,429,068
U.S. Government Securities--23.2%
U.S. Treasury Bonds;
3.13%, 8/15/44			8,500,000	c	8,847,973
U.S. Treasury Inflation Protected Securities:
Notes, 0.13%, 4/15/18			12,036,609	e	12,161,681
Notes, 0.13%, 1/15/23			12,440,825	e	12,216,305
Notes, 0.63%, 7/15/21			8,891,773	c,e	9,166,866
Notes, 1.38%, 7/15/18			13,774,800	e	14,648,646
Notes, 1.38%, 1/15/20			11,012,103	c,e	11,770,044
U.S. Treasury Notes:
0.38%, 10/31/16			8,485,000	c	8,473,070
0.63%, 8/31/17			13,250,000		13,178,569
0.63%, 9/30/17			24,750,000	c	24,583,705
0.75%, 10/31/17			12,500,000		12,454,100
0.88%, 12/31/16			29,380,000	c	29,588,862
0.88%, 5/15/17			33,000,000	c	33,146,949
1.25%, 4/30/19			2,415,000		2,401,416
1.38%, 9/30/18			16,470,000	c	16,580,662
2.00%, 11/30/20			12,890,000		13,065,227
2.38%, 8/15/24			4,500,000		4,572,774
2.63%, 1/31/18			16,250,000		17,080,278
					243,937,127
Utilities--.5%
Hydro-Quebec,
Gov't Gtd. Notes	2.00	6/30/16	5,130,000		5,248,544
Total Bonds and Notes
(cost $1,014,549,654)					1,043,937,318

Other Investment--.7%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $7,002,841)			7,002,841	[f]	7,002,841
Total Investments (cost $1,021,552,495)			100.1%		1,050,940,159
Liabilities, Less Cash and Receivables			(.1%)		(1,247,484)
Net Assets			100.0%		1,049,692,675

a Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2014, these securities were valued at $16,838,463 or 1.6% of net assets.
b Variable rate security--interest rate subject to periodic change.
c Security, or portion thereof, on loan. At November 30, 2014, the value of the fund’s securities on loan was
$105,361,764 and the value of the collateral held by the fund was $107,656,601, consisting of U.S. Government and
Agency securities.
d The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
f Investment in affiliated money market mutual fund.

At November 30, 2014, net unrealized appreciation on investments was $29,387,664 of which $33,704,838 related to appreciated investment securities and $4,317,174 related to depreciated investment securities. At November 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government Agencies/Mortgage-Backed	53.5
Corporate Bonds	36.1
Municipal Bonds	6.0
Foreign/Governmental	2.0
Commercial Mortgage-Backed	1.1
Money Market Investment	.7
Asset-Backed	.7
100.1

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	7,163,687	-	7,163,687
Commercial Mortgage-Backed	-	11,115,990	-	11,115,990
Corporate Bonds+	-	379,199,440	-	379,199,440
Foreign Government	-	20,900,811	-	20,900,811
Municipal Bonds+	-	63,191,195	-	63,191,195
Mutual Funds	7,002,841	-	-	7,002,841
U.S. Government Agencies/Mortgage-Backed	-	318,429,068	-	318,429,068
U.S. Treasury	-	243,937,127	-	243,937,127

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Corporate Bond Fund
November 30, 2014 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--98.5%	Rate (%)	Date	Amount ($)		Value ($)
Automobiles & Components--1.7%
Kia Motors,
Sr. Unscd. Notes	3.63	6/14/16	3,000,000	a	3,097,575
Nissan Motor Acceptance,
Unscd. Notes	0.94	9/26/16	5,000,000	a,b	5,032,890
Volkswagen Group of America
Finance, Gtd. Notes	2.13	5/23/19	5,000,000	a	5,001,775
					13,132,240
Banks--11.5%
BAC Capital Trust XIV,
Gtd. Notes	4.00	9/29/49	3,000,000	b	2,356,890
Bank of America,
Sub. Notes	4.20	8/26/24	5,000,000		5,108,540
Bank of America,
Sub. Notes	5.49	3/15/19	2,000,000		2,232,638
Barclays Bank,
Sub. Notes	6.05	12/4/17	6,500,000	a	7,222,858
BBVA Bancomer SA Texas,
Sr. Unscd. Notes	4.38	4/10/24	4,000,000	a	4,090,000
BPCE,
Gtd. Notes	4.00	4/15/24	5,000,000		5,230,850
Citigroup,
Sub. Notes	4.05	7/30/22	7,000,000		7,292,859
Citizens Financial Group,
Sub. Notes	4.15	9/28/22	6,000,000	a	6,190,362
Credit Suisse New York,
Sr. Unscd. Notes	3.00	10/29/21	4,000,000		4,005,688
Goldman Sachs Group,
Sr. Unscd. Notes	6.15	4/1/18	4,000,000		4,532,196
JPMorgan Chase & Co.,
Sub. Notes	3.38	5/1/23	1,250,000		1,231,614
Morgan Stanley,
Sub. Notes	4.88	11/1/22	7,000,000		7,562,541
Rabobank Nederland,
Sr. Unscd. Notes	1.70	3/19/18	5,210,000		5,243,594
Royal Bank of Scotland Group,
Sub Notes	5.13	5/28/24	5,000,000	c	5,107,805
Santander Issuances,
Gtd. Notes	5.91	6/20/16	5,750,000	a	6,045,504
Societe Generale,
Gtd. Notes	2.75	10/12/17	6,000,000		6,186,864
Wells Fargo & Co.,
Sub. Notes	5.13	9/15/16	1,000,000		1,071,276
Wells Fargo Bank,
Sub. Notes	5.75	5/16/16	2,465,000		2,640,954
Westpac Banking,
Sub. Notes	4.63	6/1/18	4,750,000		5,159,331
					88,512,364
Capital Goods--1.7%
CRH America,

Gtd. Notes	4.13	1/15/16	250,000		258,791
CRH America,
Gtd. Notes	6.00	9/30/16	5,500,000		5,966,900
Pentair Finance,
Gtd. Notes	2.65	12/1/19	4,500,000		4,529,119
Valmont Industries,
Gtd. Notes	6.63	4/20/20	1,667,000		1,967,693
					12,722,503
Commercial & Professional Services--.6%
Waste Management,
Gtd. Notes	4.75	6/30/20	3,853,000		4,274,657
Consumer Durables & Apparel--2.1%
Hasbro,
Sr. Unscd. Notes	3.15	5/15/21	5,000,000		5,034,505
Mattel,
Sr. Unscd. Notes	1.70	3/15/18	2,000,000		1,987,506
Mattel,
Sr. Unscd. Notes	2.35	5/6/19	2,000,000		2,003,616
NVR,
Sr. Unscd. Notes	3.95	9/15/22	6,775,000		6,999,192
					16,024,819
Consumer Services--.9%
Brinker International,
Sr. Unscd. Notes	2.60	5/15/18	3,650,000		3,678,025
George Washington University,
Unscd. Notes	1.83	9/15/17	3,000,000		3,014,079
					6,692,104
Diversified Financials--11.5%
AerCap Aviation Solutions,
Gtd. Notes	6.38	5/30/17	3,340,000		3,573,800
Air Lease,
Sr. Unscd. Notes	2.13	1/15/18	4,500,000		4,455,000
American Express,
Sr. Unscd. Notes	7.00	3/19/18	3,250,000		3,795,317
Apollo Management Holdings,
Gtd. Notes	4.00	5/30/24	7,000,000	a	7,105,770
Bear Stearns,
Sub. Notes	5.55	1/22/17	4,800,000		5,224,099
Blackstone Holdings Finance,
Gtd. Notes	4.75	2/15/23	3,000,000	a	3,312,699
Blackstone Holdings Finance,
Gtd. Notes	6.63	8/15/19	2,000,000	a	2,375,656
Carlyle Holdings Finance,
Gtd. Notes	3.88	2/1/23	5,736,000	a	5,859,204
Ford Motor Credit,
Sr. Unscd. Notes	4.25	2/3/17	5,500,000		5,810,601
General Electric Capital,
Jr. Sub. Cap. Secs., Ser. C	5.25	6/29/49	6,250,000	b	6,296,875
HSBC Finance,
Sub. Notes	6.68	1/15/21	6,000,000		7,128,462
Jefferies Group,
Sr. Unscd. Notes	6.88	4/15/21	2,000,000		2,331,680
John Deere Capital,
Sr. Unscd. Notes	2.80	9/18/17	4,000,000		4,187,276
Moody's,
Sr. Unscd. Notes	2.75	7/15/19	2,000,000		2,032,006

Moody's,
Sr. Unscd. Notes	4.50	9/1/22	5,000,000		5,378,685
Nomura Holdings,
Sr. Unscd. Bonds	2.00	9/13/16	3,107,000		3,149,031
NYSE Euronext,
Gtd. Notes	2.00	10/5/17	4,500,000		4,581,508
Stifel Financial,
Sr. Unscd. Notes	4.25	7/18/24	7,000,000		7,167,216
Synchrony Financial,
Sr. Unscd. Notes	3.75	8/15/21	3,000,000		3,079,293
TD Ameritrade Holding,
Gtd. Notes	4.15	12/1/14	1,750,000		1,750,000
					88,594,178
Energy--5.4%
Continental Resources,
Gtd. Notes	5.00	9/15/22	6,000,000		6,187,320
Energy Transfer Partners,
Sr. Unscd. Notes	4.65	6/1/21	2,500,000		2,655,457
Ensco,
Sr. Unscd. Notes	4.50	10/1/24	2,000,000	c	2,011,136
EQT Midstream Partners,
Gtd. Notes	4.00	8/1/24	5,000,000		4,976,490
Petrobras International Finance,
Gtd. Notes	5.38	1/27/21	6,500,000		6,504,420
Pioneer Natural Resources,
Sr. Unscd. Notes	3.95	7/15/22	5,000,000		5,057,830
Rowan Companies,
Gtd. Notes	7.88	8/1/19	3,000,000		3,597,378
Schlumberger Investment,
Gtd. Notes	1.25	8/1/17	3,000,000	a	3,003,933
Sunoco Logistics Partners
Operations, Gtd. Notes	3.45	1/15/23	3,000,000		2,954,205
Sunoco Logistics Partners
Operations, Gtd. Notes	4.25	4/1/24	2,250,000		2,334,325
Weatherford International,
Gtd. Notes	5.13	9/15/20	2,252,000		2,412,545
					41,695,039
Food & Staples Retailing--1.1%
CVS Health,
Sr. Unscd. Notes	2.25	12/5/18	2,000,000		2,030,026
Sysco,
Gtd. Notes	3.00	10/2/21	2,000,000		2,040,434
Walgreen,
Sr. Unscd. Notes	3.10	9/15/22	4,500,000		4,487,904
					8,558,364
Food, Beverage & Tobacco--3.3%
Anheuser-Busch InBev Finance,
Gtd. Notes	1.25	1/17/18	5,000,000		4,965,700
ConAgra Foods,
Sr. Unscd. Notes	1.90	1/25/18	1,500,000		1,495,137
ConAgra Foods,
Sr. Unscd. Notes	3.20	1/25/23	3,075,000		3,025,293
Flowers Foods,
Sr. Unscd. Notes	4.38	4/1/22	2,850,000		3,070,439
General Mills,
Sr. Unscd. Notes	0.53	1/29/16	2,000,000	b	2,003,550

Grupo Bimbo,
Gtd. Notes	3.88	6/27/24	3,000,000	a	3,016,440
Kraft Foods Group,
Sr. Unscd. Notes	1.63	6/4/15	3,500,000		3,518,105
Pernod-Ricard,
Sr. Unscd. Notes	5.75	4/7/21	4,000,000	a	4,618,840
					25,713,504
Foreign/Governmental--3.5%
Bermudian Government,
Sr. Unscd. Notes	5.60	7/20/20	5,102,000	a	5,733,372
Commonwealth of Bahamas,
Sr. Unscd. Notes	5.75	1/16/24	4,000,000	a,c	4,300,000
North American Development Bank,
Sr. Unscd. Notes	2.30	10/10/18	3,000,000		3,054,681
Petroleos Mexicanos,
Gtd. Notes	2.25	7/18/18	5,000,000	b	5,168,750
Petroleos Mexicanos,
Gtd. Notes	5.50	1/21/21	2,000,000		2,227,500
Spanish Government,
Notes	4.00	3/6/18	6,000,000	a	6,366,420
					26,850,723
Health Care Equipment & Services--1.9%
Aetna,
Sr. Unscd. Notes	2.20	3/15/19	4,000,000		4,011,716
Dignity Health,
Unscd. Notes	3.13	11/1/22	5,000,000		4,906,130
UnitedHealth Group,
Sr. Unscd. Notes	1.40	10/15/17	3,000,000		3,017,076
WellPoint,
Sr. Unscd. Notes	1.25	9/10/15	3,000,000		3,015,681
					14,950,603
Insurance--5.3%
American International Group,
Sr. Unscd. Notes	5.85	1/16/18	4,750,000		5,357,682
Assured Guaranty U.S. Holdings,
Gtd. Notes	5.00	7/1/24	7,000,000	c	7,441,140
Fairfax,
Gtd. Notes	4.88	8/13/24	7,000,000	a	6,983,893
Five Corners Funding Trust,
Sr. Unscd. Bonds	4.42	11/15/23	2,500,000	a	2,679,408
Genworth Holdings,
Gtd. Notes	7.70	6/15/20	3,500,000		3,669,085
MetLife,
Sr. Unscd. Notes	1.76	12/15/17	5,000,000	b	5,051,680
Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	4,250,000		4,398,274
TIAA Asset Management Finance,
Sr. Unscd. Notes	2.95	11/1/19	5,000,000	a	5,039,475
					40,620,637
Materials--3.5%
Alcoa,
Sr. Unscd. Notes	5.13	10/1/24	2,500,000		2,639,580
Allegheny Technologies,
Sr. Unscd. Notes	6.13	8/15/23	5,500,000	b	5,501,678
Anglo American Capital,
Gtd. Notes	1.18	4/15/16	3,000,000	a,b	3,012,396

Dow Chemical,
Sr. Unscd. Notes	4.13	11/15/21	5,500,000	c	5,882,179
Eastman Chemical,
Sr. Unscd. Notes	2.40	6/1/17	2,000,000		2,039,106
Eastman Chemical,
Sr. Unscd. Notes	3.60	8/15/22	4,000,000		4,097,608
Freeport-McMoran,
Gtd. Notes	4.00	11/14/21	4,000,000		4,065,052
					27,237,599
Media--4.9%
21st Century Fox America,
Gtd. Notes	3.00	9/15/22	4,250,000		4,237,080
Comcast,
Gtd. Notes	3.13	7/15/22	5,000,000		5,121,465
Grupo Televisa,
Sr. Unscd. Notes	6.00	5/15/18	5,982,000		6,748,773
Sky,
Gtd. Notes	2.63	9/16/19	3,000,000	a	3,032,115
Thomson Reuters,
Gtd. Notes	4.70	10/15/19	5,750,000		6,281,542
Time Warner,
Gtd. Notes	4.00	1/15/22	6,250,000		6,558,181
Time Warner Cable,
Gtd. Notes	4.13	2/15/21	5,500,000		5,912,357
					37,891,513
Municipal Bonds--7.3%
California Earthquake Authority,
Revenue	2.81	7/1/19	5,000,000		5,028,150
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue
Bonds	3.00	7/1/20	7,500,000		7,657,125
JobsOhio Beverage System,
Statewide Senior Lien Liquor
Profits Revenue	1.82	1/1/18	5,000,000		5,058,500
Kentucky Public Transportation
Infrastructure Authority,
Subordinate Toll Revenue, BAN
(Downtown Crossing Project)	3.22	7/1/17	2,500,000		2,532,200
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	1.06	3/1/16	4,500,000		4,503,240
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	1.10	6/15/16	5,215,000		5,232,105
New Jersey Transportation Trust
Fund Authority (Transportation
System)	1.76	12/15/18	5,000,000		4,920,450
Oakland Unified School District,
GO (Build America Bonds)	9.50	8/1/34	2,500,000		3,024,375
Texas Public Finance Authority,
Windstorm Insurance
Association Premium Revenue	8.25	7/1/24	7,500,000		7,522,575
University of California Regents,
General Revenue	0.66	7/1/17	2,000,000	b	2,001,440
University of California Regents,
General Revenue	1.80	7/1/19	2,905,000		2,891,114

West Contra Costa Unified School
District, GO (Build America
Bonds)	8.46	8/1/34	5,000,000		6,139,300
					56,510,574
Pharmaceuticals, Biotech & Life Sciences--2.0%
AbbVie,
Sr. Unscd. Notes	1.75	11/6/17	5,000,000		5,030,285
Amgen,
Sr. Unscd. Notes	3.88	11/15/21	3,500,000		3,708,740
AstraZeneca,
Sr. Unscd. Notes	5.90	9/15/17	1,750,000		1,972,017
Teva Pharmaceutical Finance IV,
Gtd. Notes	2.25	3/18/20	4,500,000		4,457,376
					15,168,418
Real Estate--8.1%
Boston Properties,
Sr. Unscd. Notes	3.70	11/15/18	5,000,000		5,315,265
Corporate Office Properties,
Gtd. Notes	3.60	5/15/23	6,000,000		5,813,610
CubeSmart,
Gtd. Notes	4.80	7/15/22	6,400,000		6,993,197
DDR,
Sr. Unscd. Notes	3.50	1/15/21	5,500,000		5,577,787
Essex Portfolio,
Gtd. Notes	3.25	5/1/23	2,000,000		1,968,276
First Industrial,
Sr. Unscd. Notes	5.95	5/15/17	1,500,000		1,635,785
Lexington Realty Trust,
Gtd. Notes	4.40	6/15/24	4,350,000		4,467,824
Liberty Property,
Sr. Unscd. Notes	5.50	12/15/16	2,000,000		2,163,520
Liberty Property,
Sr. Unscd. Notes	6.63	10/1/17	2,500,000		2,826,878
National Retail Properties,
Sr. Unscd. Notes	3.90	6/15/24	4,000,000		4,094,896
Prologis,
Gtd. Notes	2.75	2/15/19	3,000,000		3,062,607
Prologis,
Gtd. Notes	7.38	10/30/19	2,100,000		2,550,933
Realty Income,
Sr. Unscd. Notes	3.88	7/15/24	500,000		510,097
Realty Income,
Sr. Unscd. Notes	4.65	8/1/23	3,000,000		3,236,148
Retail Opportunity Investments
Partnership, Gtd. Notes	4.00	12/15/24	3,000,000		3,012,432
Retail Opportunity Investments
Partnership, Gtd. Notes	5.00	12/15/23	3,500,000		3,797,994
WEA Finance,
Gtd. Notes	1.75	9/15/17	2,000,000	a	2,007,178
Weingarten Realty Investors,
Sr. Unscd. Notes	3.50	4/15/23	3,000,000		2,990,475
					62,024,902
Retailing--.1%
Staples,
Sr. Unscd. Notes	4.38	1/12/23	500,000		509,207
Semiconductors & Semiconductor Equipment--1.0%

Intel,
Sr. Unscd. Notes	1.35	12/15/17	3,000,000		2,999,793
Maxim Integrated Products,
Sr. Unscd. Notes	2.50	11/15/18	5,000,000		5,006,220
					8,006,013
Software & Services--7.6%
Adobe Systems,
Sr. Unscd. Notes	4.75	2/1/20	5,000,000		5,553,795
Alibaba Group Holding,
Gtd. Notes	3.60	11/28/24	7,000,000	a	7,018,200
Broadridge Financial Solutions,
Sr. Unscd. Notes	3.95	9/1/20	4,000,000		4,198,664
CA,
Sr. Unscd. Notes	2.88	8/15/18	3,750,000		3,835,961
Cadence Design Systems,
Sr. Unscd. Notes	4.38	10/15/24	5,000,000		5,091,420
eBay,
Sr. Unscd. Notes	1.35	7/15/17	2,000,000		1,992,714
eBay,
Sr. Unscd. Notes	2.88	8/1/21	2,000,000		1,976,998
Fidelity National Information
Services, Gtd. Notes	3.50	4/15/23	2,000,000		1,996,522
Fidelity National Information
Services, Gtd. Notes	5.00	3/15/22	4,000,000		4,232,420
Fiserv,
Gtd. Notes	3.50	10/1/22	7,000,000		7,070,308
Lender Processing Services,
Gtd. Notes	5.75	4/15/23	2,370,000		2,533,293
Symantec,
Sr. Unscd. Notes	2.75	6/15/17	3,500,000		3,564,386
Symantec,
Sr. Unscd. Notes	4.20	9/15/20	2,830,000		2,930,295
Total System Services,
Sr. Unscd. Notes	2.38	6/1/18	6,500,000		6,512,675
					58,507,651
Technology Hardware & Equipment--3.6%
Arrow Electronics,
Sr. Unscd. Notes	3.00	3/1/18	3,500,000		3,615,318
Arrow Electronics,
Sr. Unscd. Notes	5.13	3/1/21	3,000,000		3,279,450
Avnet,
Sr. Unscd. Notes	4.88	12/1/22	5,500,000		5,867,697
Jabil Circuit,
Sr. Unscd. Bonds	5.63	12/15/20	4,737,000		5,092,275
NetApp,
Sr. Unscd. Notes	2.00	12/15/17	4,000,000		4,029,728
Seagate HDD Cayman,
Gtd. Bonds	4.75	1/1/25	5,500,000	a,c	5,707,482
					27,591,950
Telecommunication Services--3.8%
America Movil Sab de CV,
Gtd. Notes	5.00	3/30/20	3,980,000		4,435,551
AT&T,
Sr. Unscd. Notes	4.45	5/15/21	3,000,000		3,272,865
CenturyLink,
Sr. Unscd. Notes, Ser. T	5.80	3/15/22	3,000,000		3,165,000

CenturyLink,
Sr. Unscd. Notes, Ser. W	6.75	12/1/23	500,000	c	556,875
Telefonica Emisiones,
Gtd. Notes	4.57	4/27/23	6,500,000		6,997,900
Telefonos de Mexico,
Gtd. Notes	5.50	11/15/19	3,000,000		3,435,150
Verizon Communications,
Sr. Unscd. Notes	5.15	9/15/23	6,500,000		7,312,643
					29,175,984
Transportation--2.3%
AP Moeller-Maersk,
Unscd. Notes	2.55	9/22/19	3,000,000	a	3,037,068
Burlington North Santa Fe,
Sr. Unscd. Debs	3.40	9/1/24	5,000,000		5,077,635
ERAC USA Finance,
Gtd. Notes	1.40	4/15/16	2,000,000	a	2,011,696
GATX,
Sr. Unscd. Notes	4.75	6/15/22	3,000,000		3,303,291
Union Pacific
Sr. Unscd. Notes	2.25	2/15/19	4,000,000		4,082,792
					17,512,482
Utilities--3.8%
Black Hills,
Sr. Unscd. Notes	4.25	11/30/23	5,000,000		5,384,165
CMS Energy,
Sr. Unscd. Notes	4.25	9/30/15	1,400,000		1,440,890
CMS Energy,
Sr. Unscd. Notes	5.05	3/15/22	1,500,000		1,677,006
Dominion Resources,
Sr. Unscd. Notes	2.25	9/1/15	2,050,000		2,074,034
Duke Energy,
Sr. Unscd. Notes	1.63	8/15/17	2,000,000		2,015,462
Georgia Power,
Sr. Unscd. Notes	0.75	8/10/15	2,500,000		2,505,338
Georgia-Pacific,
Sr. Unscd. Notes	3.16	11/15/21	7,000,000	a	7,078,484
NextEra Energy Capital Holdings,
Gtd. Debs	2.70	9/15/19	3,000,000		3,061,914
PPL Capital Funding,
Gtd. Notes	1.90	6/1/18	2,000,000		2,009,004
PPL Capital Funding,
Gtd. Notes	3.95	3/15/24	2,000,000		2,087,062
					29,333,359
Total Bonds and Notes
(cost $749,899,943)					757,811,387

Other Investment--.5%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,514,151)			3,514,151	[d]	3,514,151
Investment of Cash Collateral for
Securities Loaned--1.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund

(cost $12,958,633)	12,958,633 [d]	12,958,633
Total Investments (cost $766,372,727)	100.7%	774,284,171
Liabilities, Less Cash and Receivables	(.7%)	(5,279,762)
Net Assets	100.0%	769,004,409

BAN--Bond Anticipation Notes
GO--General Obligation

a	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2014, these securities were valued at $129,980,693 or 16.9% of net assets.
b	Variable rate security--interest rate subject to periodic change.
c	Security, or portion thereof, on loan. At November 30, 2014, the value of the fund's securities on loan was
$24,179,203 and the value of the collateral held by the fund was $24,988,376, consisting of cash collateral of
$12,958,633 and U.S. Government & Agency securities valued at $12,029,743.
d	Investment in affiliated money market mutual fund.

At November 30, 2014, net unrealized appreciation on investments was $7,911,444 of which $13,090,975 related to appreciated investment securities and $5,179,531 related to depreciated investment securities. At November 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Corporate Bonds	87.7
Municipal Bonds	7.3
Foreign/Governmental	3.5
Money Market Investments	2.2
100.7

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	674,450,090	-	674,450,090
Foreign Government	-	26,850,723	-	26,850,723
Municipal Bonds+	-	56,510,574	-	56,510,574
Mutual Funds	16,472,784	-	-	16,472,784
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Emerging Markets Fund
November 30, 2014 (Unaudited)

Common Stocks--93.7%	Shares		Value ($)
Brazil--7.0%
Arteris	1,300,300		7,386,116
BM&FBovespa	1,163,300		4,763,844
Brasil Insurance Participacoes e Administracao	858,943		1,835,491
Cia de Saneamento Basico do Estado de Sao Paulo	970,200		7,214,868
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	542,080		4,011,392
Cia Hering	283,500		2,705,245
Duratex	818,700		2,700,584
EDP - Energias do Brasil	2,704,200		10,443,604
Embraer, ADR	238,030		8,790,448
Gerdau, ADR	1,168,790		4,873,854
Gol Linhas Aereas Inteligentes, ADR	1,221,730		7,024,947
Grupo BTG Pactual	611,100		7,051,702
Itau Unibanco Holding, ADR	505,375		7,610,947
Kroton Educacional	1,783,600		12,418,258
Magnesita Refratarios	2,547,800		2,751,917
Multiplus	388,100		5,190,148
Oi, ADR	3,506,670	a	1,823,819
Petroleo Brasileiro, ADR	1,460,889		14,199,841
Telefonica Brasil, ADR	245,032		5,037,858
Vale, ADR	916,497		7,121,182
			124,956,065
Chile--.8%
Banco Santander Chile, ADR	278,360		6,084,950
Cencosud	1,463,420		3,797,236
ENTEL Chile	410,130		4,562,655
			14,444,841
China--19.2%
Air China, Cl. H	2,400,000		1,841,333
Alibaba Group Holding, ADR	274,816		30,680,458
Anhui Conch Cement, Cl. H	2,920,000		9,883,627
ANTA Sports Products	3,970,000		8,221,295
Baoxin Auto Group	2,098,500		1,431,426
Beijing Capital International Airport, Cl. H	7,574,000		5,918,370
China Cinda Asset Management, Cl. H	19,030,970		10,159,339
China Communications Services, Cl. H	14,874,000		7,249,762
China Construction Bank, Cl. H	60,536,939		45,898,869
China Life Insurance, Cl. H	2,308,000		8,020,451
China Machinery Engineering, Cl. H	768,000		565,460
China Railway Construction, Cl. H	2,617,000		3,006,669
China Shenhua Energy, Cl. H	4,400,500		12,511,657
China Telecom, Cl. H	7,388,000		4,477,431
China ZhengTong Auto Services Holdings	2,503,000		1,258,722
CNOOC	22,636,000		33,099,157
CSR, Cl. H	9,003,000	b	9,159,430
Dongfang Electric, Cl. H	1,527,400		2,765,184
Guangzhou Automobile Group, Cl. H	4,419,254		4,182,628
Industrial & Commercial Bank of China, Cl. H	18,755,475		12,720,905
Lenovo Group	13,502,000		18,942,234
Lianhua Supermarket Holdings, Cl. H	9,867,000	a	5,343,658
New China Life Insurance, Cl. H	3,177,900		14,403,557
Ping An Insurance Group Company of China, Cl. H	966,500		8,106,873
Shanghai Pharmaceuticals Holding, Cl. H	3,460,800		8,246,747

Sihuan Pharmaceutical Holdings Group	14,272,000		10,673,750
Tencent Holdings	1,987,000		31,770,478
Vipshop Holdings, ADS	343,200	a	7,845,552
Weichai Power, Cl. H	1,236,000		4,685,652
Weiqiao Textile, Cl. H	423,400		252,776
West China Cement	22,010,000		2,242,081
Wumart Stores, Cl. H	5,788,000		5,433,305
WuXi PharmaTech, ADR	277,200	a	9,510,732
			340,509,568
Colombia--.7%
Bancolombia, ADR	137,780		7,123,226
Grupo Aval Acciones y Valores	402,820		5,003,024
			12,126,250
Greece--.7%
National Bank of Greece	1,312,967	a	3,134,625
OPAP	774,460		9,707,112
			12,841,737
Hong Kong--6.3%
BYD Electronic International	2,912,000		3,262,987
China Mobile, ADR	153,907		9,499,140
China Overseas Land & Investment	3,406,000		10,233,042
China Resources Power Holdings	5,779,000		16,840,901
China Singyes Solar Technologies Holdings	3,253,000	a	5,478,119
COSCO Pacific	10,626,345		14,442,046
Global Bio-Chem Technology Group	33,691,920	a	1,303,320
Haier Electronics Group	4,326,000		12,076,709
iShares FTSE A50 China Index ETF	1,574,500		2,131,749
NWS Holdings	723,360		1,339,409
Parkson Retail Group	30,253,500		8,309,204
PAX Global Technology	9,023,000	a	9,924,398
Shanghai Industrial Holdings	3,264,000		10,058,941
SJM Holdings	3,386,000		6,723,755
			111,623,720
Hungary--.6%
OTP Bank	323,930		5,211,542
Richter Gedeon	321,834		5,006,793
			10,218,335
India--12.3%
Aurobindo Pharma	319,462		5,615,746
Bank of Baroda	832,470		14,584,826
Bank of India	919,651		4,279,997
Bharat Heavy Electricals	572,010		2,616,009
Coal India	1,621,130		9,274,050
Grasim Industries	13,660		782,707
Grasim Industries, GDR	123,329		7,045,786
HCL Technologies	471,300		12,625,341
Hindalco Industries	2,277,360		6,387,471
ICICI Bank	524,982		14,842,131
IDFC	1,226,427		3,150,310
India Cements	4,630,582	a	7,197,158
Jubilant Life Sciences	88,391		190,941
Maruti Suzuki India	326,297		17,594,956
NMDC	2,099,965		4,735,962
NTPC	1,422,229		3,270,519
Oil & Natural Gas	2,721,532		16,639,259
Oriental Bank of Commerce	474,458		2,334,635
Power Grid Corporation of India	1,550,534		3,565,566
Punjab National Bank	285,250		4,929,072
Reliance Industries	1,189,268		19,003,757

Rolta India	1,461,026		2,519,213
Sesa Sterlite	876,462		3,267,577
South Indian Bank	1,353,107		601,817
State Bank of India	4,029,482		20,869,801
Steel Authority of India	2,865,481		4,112,015
Tata Motors	2,204,563		18,953,096
UPL	1,145,320		6,382,268
			217,371,986
Indonesia--1.1%
Aneka Tambang Persero	7,568,000		607,722
Bank Negara Indonesia	25,792,400		12,733,465
Indocement Tunggal Prakarsa	2,651,500		5,361,010
Indosat	40,300	a	11,525
			18,713,722
Macau--.4%
Sands China	1,159,200		6,943,018
Malaysia--.5%
CIMB Group Holdings	5,587,348		9,630,226
Mexico--1.2%
Alpek	1,437,300		2,241,665
Arca Continental	1,767,300		11,434,387
Consorcio ARA	4,240,516	a	1,932,287
Controladora Vuela Compania de Aviacion, ADR	558,777	a	4,492,567
Grupo Financiero Banorte, Ser. O	338,000		1,907,240
			22,008,146
Peru--.6%
Credicorp	67,510		11,183,707
Philippines--1.3%
Metropolitan Bank & Trust	8,065,362		14,907,584
Universal Robina	1,710,490		7,431,613
			22,339,197
Poland--.8%
Energa	892,158		6,224,944
Powszechna Kasa Oszczednosci Bank Polski	669,326		7,468,669
			13,693,613
Qatar--.2%
Commercial Bank of Qatar	156,491		3,176,195
Russia--4.4%
Gazprom, ADR	2,063,315		12,060,076
JKX Oil & Gas	1,483,440	a	648,802
Lukoil, ADR	344,559		16,035,776
MMC Norilsk Nickel, ADR	662,860		11,772,394
Mobile Telesystems	646,637	a,b	3,257,738
Moscow Exchange MICEX-RTS	2,092,741	b	2,513,131
Rosneft, GDR	2,298,675		10,884,226
Sberbank of Russia	164,650		238,770
Sberbank of Russia, ADR	912,110		5,610,389
Sberbank of Russia, ADR	1,011,764		6,223,360
X5 Retail Group, GDR	457,230	a	8,047,248
			77,291,910
South Africa--3.9%
Aveng	1,640,347	a	2,519,452
Barclays Africa Group	26,075		420,035
Bidvest Group	529,058		13,998,498
Mediclinic International	1,492,270		12,678,181
MTN Group	983,839		19,381,400
Standard Bank Group	608,618		7,484,934
Tiger Brands	288,788		10,078,472
Truworths International	472,390		3,391,048

			69,952,020
South Korea--14.2%
DGB Financial Group	625,240		6,602,561
E-Mart	19,179		3,808,277
Hana Financial Group	521,272		15,902,336
Hite Jinro	135,655		3,091,555
Hyundai Engineering & Construction	86,630		3,502,887
Hyundai Mobis	44,495		9,919,459
Hyundai Motor	69,614		11,246,813
KB Financial Group	284,146		9,976,334
KB Financial Group, ADR	120,961		4,225,168
Korea Electric Power, ADR	465,666		9,653,256
Korean Reinsurance	17,387		179,684
KT	101,039		2,968,383
KT, ADR	176,067		2,598,749
LG Chem	30,709		5,723,551
LG Electronics	404,157		23,199,951
Lotte Shopping	18,975		5,137,867
Mirae Asset Securities	23,310		1,046,683
NAVER	24,502		16,718,726
NongShim	18,243		4,371,602
POSCO	18,069		4,933,321
POSCO, ADR	36,250		2,465,000
S-1	87,806		6,007,216
Samsung Electronics	37,481		43,538,108
Samsung Fire & Marine Insurance	65,959		18,455,066
Shinhan Financial Group	328,530		14,707,422
Shinsegae	39,220		6,991,245
SK Telecom	41,280		10,450,869
Tongyang Life Insurance	362,791		3,765,600
			251,187,689
Taiwan--8.7%
Advanced Semiconductor Engineering	7,377,842		8,951,869
AU Optronics	26,087,000		12,306,978
China Life Insurance	17,867,784		14,953,570
Compal Electronics	15,437,160		9,876,590
E.Sun Financial Holding	18,438,978		11,677,970
First Financial Holding	4,601,377		2,795,246
Fubon Financial Holding	9,059,490		14,841,785
Hon Hai Precision Industry	3,146,490		9,862,171
Mega Financial Holding	10,152,598		8,267,080
Nan Ya Printed Circuit Board	2,139,013	a	2,795,802
Pegatron	5,274,000		12,235,987
Radiant Opto-Electronics	1,381,460		4,530,841
Shin Kong Financial Holding	20,942,326		6,232,452
Simplo Technology	408,000		2,096,195
Taiwan Semiconductor Manufacturing	1,456,517		6,659,574
Taiwan Semiconductor Manufacturing, ADR	943,623		22,146,832
United Microelectronics	6,155,397		2,734,848
United Microelectronics, ADR	504,000		1,088,640
			154,054,430
Thailand--4.0%
Advanced Info Service	1,246,960		9,038,419
Bangkok Bank	1,440,200		8,860,070
Jasmine International	59,187,500		14,240,330
PTT	838,400		9,779,418
PTT Global Chemical	7,449,883		14,577,584
Thai Beverage	11,964,000		6,008,833
Thai Oil	2,456,900		3,236,209

Thai Union Frozen Products	2,313,700	6,112,790
		71,853,653
Turkey--1.8%
Emlak Konut Gayrimenkul Yatirim Ortakligi	10,908,804	13,848,396
Ford Otomotiv Sanayi	193,060	2,598,584
Turkiye Halk Bankasi	2,298,216	16,346,364
		32,793,344
United Arab Emirates--.1%
Emaar Properties	715,703	2,094,664
United States--2.9%
iShares MSCI Emerging Markets ETF	1,240,003	51,460,125
Total Common Stocks
(cost $1,576,635,453)		1,662,468,161

Preferred Stocks--5.5%
Brazil
Banco Bradesco	1,758,500	27,219,924
Banco do Estado do Rio Grande do Sul, Cl. B	1,629,600	9,300,965
Braskem, Cl. A	759,400	5,721,022
Cia Brasileira de Distribuicao	411,800	17,407,662
Gerdau	634,400	2,696,533
Itau Unibanco Holding	1,432,546	21,623,441
Itausa - Investimentos Itau	806,600	3,290,582
Randon Participacoes	1,061,400	2,321,735
Vale	1,056,300	8,257,346
Total Preferred Stocks
(cost $104,829,012)		97,839,210
	Number of
Rights--.0%	Rights	Value ($)
South Korea
DGB Financial Group
(cost $0)	130,595 [a]	182,700

Other Investment--.7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $11,474,314)	11,474,314 [c]	11,474,314
Total Investments (cost $1,692,938,779)	99.9%	1,771,964,385
Cash and Receivables (Net)	.1%	2,077,392
Net Assets	100.0%	1,774,041,777

ADR--American Depository Receipts
ADS--American Depository Shares
ETF--Exchange-Traded Fund
GDR--Global Depository Receipts
MICEX--Moscow Interbank Currency Exchange
RTS--Russian Trading System

a	Non-income producing security.
b	The valuation of this security has been determined in good faith by management under the direction of the Board of
Directors. At November 30, 2014, the value of this security amounted to $14,930,299 or .8% of net assets.
c	Investment in affiliated money market mutual fund.

At November 30, 2014, net unrealized appreciation on investments was $79,025,606 of which $224,689,613 related to appreciated investment securities and $145,664,007 related to depreciated investment securities. At November 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)

Financial	30.6
Information Technology	16.3
Consumer Discretionary	9.4
Energy	9.2
Materials	7.5
Industrial	6.2
Consumer Staples	5.3
Telecommunications	5.3
Utilities	3.5
Exchange-Traded Funds	3.0
Health Care	2.9
Money Market Investment	.7
99.9

† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
November 30, 2014 (Unaudited)

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	Appreciation ($)
Sales:
Hong Kong Dollar,
Expiring
12/1/2014 a	4,067,813	524,599	524,523	76

Turkish Lira,
Expiring
12/1/2014 b	625,725	282,692	281,680	1,012
				1,088

Counterparties:
a	Bank of America
b	Goldman Sachs International

The following is a summary of the inputs used as of November 30, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	1,593,945,988	14,930,299 ++	-	1,608,876,287
Equity Securities - Foreign Preferred Stocks+	97,839,210	-	-	97,839,210
Exchange-Traded Funds	53,591,874	-	-	53,591,874
Mutual Funds	11,474,314	-	-	11,474,314
Rights+	182,700	-	-	182,700
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	1,088	-	1,088

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures. See note above for additional information.
+++ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

 Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Focused Equity Opportunities Fund
November 30, 2014 (Unaudited)

Common Stocks--99.9%	Shares		Value ($)
Automobiles & Components--5.9%
Harley-Davidson	302,300		21,064,264
Johnson Controls	380,255		19,012,750
			40,077,014
Capital Goods--8.9%
Caterpillar	175,985		17,704,091
Dover	269,820		20,773,442
Eaton	323,930		21,972,172
			60,449,705
Diversified Financials--11.9%
Capital One Financial	310,800		25,858,560
Intercontinental Exchange Group	135,070		30,524,469
Invesco	604,270		24,388,337
			80,771,366
Energy--10.3%
Devon Energy	259,200		15,285,024
Halliburton	290,345		12,252,559
Marathon Oil	446,700		12,918,564
Southwestern Energy	375,900	a	12,096,462
Valero Energy	359,410		17,470,920
			70,023,529
Food & Staples Retailing--2.5%
Costco Wholesale	117,700		16,727,524
Food, Beverage & Tobacco--3.5%
PepsiCo	240,580		24,082,058
Household & Personal Products--3.3%
Procter & Gamble	248,600		22,480,898
Insurance--3.1%
Aflac	355,040		21,206,539
Materials--2.4%
Celanese, Ser. A	275,870		16,571,511
Media--7.0%
Comcast, Cl. A	413,520		23,587,181
Time Warner	285,155		24,272,393
			47,859,574
Pharmaceuticals, Biotech & Life Sciences--17.1%
AbbVie	476,600		32,980,720
Celgene	221,920	a	25,230,085
Mallinckrodt	324,900	a	29,962,278
Merck & Co.	471,320		28,467,728
			116,640,811
Retailing--3.1%
Lowe's	331,325		21,148,475
Semiconductors & Semiconductor Equipment--7.6%
Avago Technologies	290,250		27,109,350
Lam Research	296,740		24,522,594

			51,631,944
Software & Services--13.3%
LinkedIn, Cl. A	145,640	a	32,953,963
salesforce.com	461,140	a	27,608,452
ServiceNow	472,480	a	30,219,821
			90,782,236
Total Common Stocks
(cost $543,973,484)			680,453,184

Other Investment--.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $405,069)	405,069	[b]	405,069
Total Investments (cost $544,378,553)	100.0%		680,858,253
Liabilities, Less Cash and Receivables	(.0%)		(89,579)
Net Assets	100.0%		680,768,674

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At November 30, 2014, net unrealized appreciation on investments was $136,479,700 of which $145,470,610 related to appreciated investment securities and $8,990,910 related to depreciated investment securities. At November 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Pharmaceuticals, Biotech & Life Sciences	17.1
Software & Services	13.3
Diversified Financials	11.9
Energy	10.3
Capital Goods	8.9
Semiconductors & Semiconductor Equipment	7.6
Media	7.0
Automobiles & Components	5.9
Food, Beverage & Tobacco	3.5
Household & Personal Products	3.3
Insurance	3.1
Retailing	3.1
Food & Staples Retailing	2.5
Materials	2.4
Money Market Investment	.1
100.0

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	653,343,834	-	-	653,343,834
Equity Securities - Foreign Common Stocks+	27,109,350	-	-	27,109,350
Mutual Funds	405,069	-	-	405,069
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Income Stock Fund
November 30, 2014 (Unaudited)

Common Stocks--96.1%	Shares	Value ($)
Automobiles & Components--.9%
General Motors	362,349	12,113,327
Banks--16.9%
Fifth Third Bancorp	605,540	12,183,465
HSBC Holdings, ADR	413,050	20,549,238
JPMorgan Chase & Co.	848,751	51,060,860
People's United Financial	901,100	13,318,258
PNC Financial Services Group	417,990	36,561,585
Regions Financial	1,236,680	12,453,368
U.S. Bancorp	594,300	26,268,060
Wells Fargo & Co.	912,580	49,717,358
		222,112,192
Capital Goods--7.8%
General Electric	443,652	11,752,341
Honeywell International	260,940	25,851,326
Lockheed Martin	114,030	21,843,587
PACCAR	153,520	10,288,910
Raytheon	182,340	19,455,678
United Technologies	117,893	12,977,661
		102,169,503
Consumer Services--1.7%
Carnival	502,310	22,182,010
Diversified Financials--2.0%
Invesco	645,989	26,072,116
Energy--7.5%
Exxon Mobil	136,401	12,349,747
Marathon Oil	387,100	11,194,932
Occidental Petroleum	717,564	57,240,080
Phillips 66	245,976	17,961,168
		98,745,927
Food, Beverage & Tobacco--10.0%
Coca-Cola Enterprises	590,128	25,930,224
Molson Coors Brewing, Cl. B	183,290	14,177,482
PepsiCo	543,500	54,404,350
Philip Morris International	426,389	37,065,996
		131,578,052
Health Care Equipment & Services--2.9%
Cardinal Health	250,940	20,624,758
UnitedHealth Group	175,690	17,328,305
		37,953,063
Insurance--1.5%
MetLife	350,820	19,509,100
Materials--4.5%
Dow Chemical	316,056	15,382,446
International Paper	294,146	15,830,938
Martin Marietta Materials	231,310	27,766,452
		58,979,836
Media--7.4%
Cinemark Holdings	574,390	20,856,101
Omnicom Group	430,740	33,283,280
Regal Entertainment Group, Cl. A	1,214,770	28,049,039
Time Warner	172,860	14,713,843
		96,902,263
Pharmaceuticals, Biotech & Life Sciences--8.9%
AbbVie	773,650	53,536,580
Eli Lilly & Co.	193,610	13,188,713
Merck & Co.	449,600	27,155,840
Pfizer	730,208	22,745,979
		116,627,112
Retailing--1.4%
Kohl's	309,270	18,438,677
Semiconductors & Semiconductor Equipment--3.9%
Microchip Technology	744,999	33,636,705

Texas Instruments	326,970	17,793,707
		51,430,412
Software & Services--2.0%
Paychex	561,310	26,611,707
Technology Hardware & Equipment--7.7%
Apple	346,640	41,225,895
Cisco Systems	2,163,240	59,791,954
		101,017,849
Telecommunication Services--3.3%
Windstream Holdings	4,340,582	43,883,284
Utilities--5.8%
Exelon	680,787	24,624,066
NRG Energy	390,060	12,193,276
NRG Yield, Cl. A	521,298	24,704,312
TerraForm Power, Cl. A	428,386	14,200,996
		75,722,650
Total Common Stocks
(cost $1,028,842,211)		1,262,049,080

Preferred Stocks--1.0%
Utilities
Nextera Energy
Conv., Cum., $2.90
(cost $11,701,589)	219,730	12,359,813

Other Investment--4.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $59,053,467)	59,053,467 [a]	59,053,467

Total Investments (cost $1,099,597,267)	101.6%	1,333,462,360
Liabilities, Less Cash and Receivables	(1.6%)	(20,565,979)
Net Assets	100.0%	1,312,896,381

ADR - American Depository Receipts
a Investment in affiliated money market mutual fund.

At November 30, 2014, net unrealized appreciation on investments was $233,619,872 of which $246,989,604 related to appreciated investment securities and $13,369,732 related to depreciated investment securities. At November 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Banks	16.9
Food, Beverage & Tobacco	10.0
Pharmaceuticals, Biotech & Life Sciences	8.9
Capital Goods	7.8
Technology Hardware & Equipment	7.7
Energy	7.5
Media	7.4
Utilities	6.8
Materials	4.5
Money Market Investment	4.5
Semiconductors & Semiconductor Equipment	3.9
Telecommunication Services	3.3
Health Care Equipment & Services	2.9
Diversified Financials	2.0
Software & Services	2.0
Consumer Services	1.7
Insurance	1.5
Retailing	1.4
Automobiles & Components	.9
101.6

† Based on net assets.

STATEMENT OF OPTIONS WRITTEN
November 30, 2014 (Unaudited)

	Number of
	Contracts	Value ($)
Call Options:
Apple,
April 2015 @ $120	594	(415,800)
Exelon,
December 2014 @ $37	1,745	(43,625)
Lockheed Martin,
December 2014 @ $190	452	(180,800)
Total Options Written
(premiums received $395,004)		(640,225)

The following is a summary of the inputs used as of November 30, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	1,241,499,842	-	-	1,241,499,842
Equity Securities - Domestic Preferred Stocks+	12,359,813	-	-	12,359,813
Equity Securities - Foreign Common Stocks+	20,549,238	-	-	20,549,238
Mutual Funds	59,053,467	-	-	59,053,467
Liabilities ($)
Options Written	(640,225)	-	-	(640,225)

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Intermediate Bond Fund
November 30, 2014 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--99.3%	Rate (%)	Date	Amount ($)		Value ($)
Asset - Backed Ctfs./Auto Receivables--3.0%
Americredit Automobile Receivables
Trust, Ser. 2012-3, Cl. B	1.59	7/10/17	2,505,000		2,519,094
Santander Drive Auto Receivables
Trust, Ser. 2013-2, Cl. B	1.33	3/15/18	4,505,000		4,519,547
Santander Drive Auto Receivables
Trust, Ser. 2013-5, Cl. B	1.55	10/15/18	4,015,000		4,039,289
Santander Drive Auto Receivables
Trust, Ser. 2012-3, Cl. C	3.01	4/16/18	11,550,000		11,758,541
Santander Drive Auto Receivables
Trust, Ser. 2011-1, Cl. D	4.01	2/15/17	4,321,000		4,412,655
					27,249,126
Casinos--.2%
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.08	10/1/16	534,000	a	546,298
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.35	10/1/15	191,000	a	194,793
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.44	10/1/16	652,000	a	667,016
					1,408,107
Commercial Mortgage Pass-Through Ctfs.--2.3%
Banc of America Commerical
Mortgage Trust, Ser. 2005-4,
Cl. A5A	4.93	7/10/45	10,470,000		10,648,833
GE Capital Commercial Mortgage
Corporation Trust,
Ser. 2006-C1, Cl. A4	5.27	3/10/44	2,890,072	b	2,993,466
GE Capital Commercial Mortgage,
Ser. 2005-C2, Cl. AJ	5.06	5/10/43	2,290,000	b	2,322,513
Morgan Stanley Capital I Trust,
Ser. 2006-HQ10, Cl. A4FX	5.33	11/12/41	4,795,289		5,098,198
					21,063,010
Consumer Discretionary--6.2%
21st Century Fox America,
Gtd. Notes	3.00	9/15/22	7,200,000		7,178,112
Amazon.com,
Sr. Unscd. Notes	1.20	11/29/17	6,345,000	c	6,310,325
Discovery Communications,
Gtd. Notes	3.70	6/1/15	4,800,000		4,873,162
Grupo Televisa,
Sr. Unscd. Notes	6.00	5/15/18	6,120,000		6,904,462
Johnson Controls,
Sr. Unscd. Notes	5.50	1/15/16	1,760,000		1,853,831
NBCUniversal Media,
Gtd. Notes	4.38	4/1/21	7,050,000		7,799,965
Stanford University,
Unscd. Bonds	4.75	5/1/19	5,000,000		5,620,280
Thomson Reuters,
Sr. Unscd. Notes	1.65	9/29/17	4,305,000		4,298,194
Time Warner Cable,
Gtd. Notes	4.13	2/15/21	4,455,000		4,789,009
Time Warner,
Gtd. Notes	4.00	1/15/22	7,400,000		7,764,887

					57,392,227
Consumer Staples--6.9%
Anheuser-Busch InBev Worldwide,
Gtd. Notes	1.38	7/15/17	3,430,000		3,441,230
Coca-Cola,
Sr. Unscd. Notes	1.15	4/1/18	3,335,000		3,308,343
ConAgra Foods,
Sr. Unscd. Notes	3.20	1/25/23	3,536,000		3,478,841
CVS Health,
Sr. Unscd. Notes	2.25	8/12/19	4,340,000		4,340,595
Diageo Capital,
Gtd. Notes	1.50	5/11/17	5,300,000		5,340,534
Dr. Pepper Snapple Group,
Gtd. Notes	2.60	1/15/19	6,145,000		6,284,651
Kroger,
Sr. Unscd. Notes	2.30	1/15/19	4,570,000		4,595,176
McDonald's,
Sr. Unscd. Notes	5.80	10/15/17	4,460,000		5,027,281
Mondelez International,
Sr. Unscd. Notes	4.13	2/9/16	6,930,000		7,195,086
Pernod Ricard,
Sr. Unscd. Notes	4.45	1/15/22	4,520,000	a	4,841,598
Walgreen,
Sr. Unscd. Notes	1.80	9/15/17	7,280,000		7,333,836
Wal-Mart Stores,
Sr. Unscd. Notes	3.63	7/8/20	7,920,000		8,501,859
					63,689,030
Energy--1.6%
BP Capital Markets,
Gtd. Notes	3.20	3/11/16	6,250,000		6,440,412
Occidental Petroleum,
Sr. Unscd. Notes	4.13	6/1/16	3,005,000		3,141,752
Petrobras International Finance,
Gtd. Notes	3.88	1/27/16	5,000,000		5,032,750
					14,614,914
Financial--16.5%
American Express Credit,
Sr. Unscd. Notes	2.75	9/15/15	5,010,000		5,100,065
American Honda Finance,
Sr. Unscd. Notes	1.20	7/14/17	3,450,000		3,453,774
American International Group,
Sr. Unscd. Notes	5.85	1/16/18	5,925,000		6,683,003
Bank of America,
Sr. Unscd. Notes	2.60	1/15/19	14,500,000		14,711,685
Boston Properties,
Sr. Unscd. Notes	3.70	11/15/18	6,948,000		7,386,092
Citigroup,
Sr. Unscd. Bonds	2.50	7/29/19	11,135,000		11,229,391
Fidelity National Information Services,
Gtd. Notes	3.88	6/5/24	5,470,000		5,610,513
Ford Motor Credit,
Sr. Unscd. Notes	3.00	6/12/17	5,035,000		5,193,910
General Electric Capital,
Jr. Sub. Cap. Secs., Ser. C	5.25	6/29/49	3,550,000	b	3,576,625
General Electric Capital,
Sub. Notes	5.30	2/11/21	2,765,000		3,161,294
Goldman Sachs Group,
Sr. Unscd. Notes	2.90	7/19/18	7,780,000		8,008,148
HSBC Finance,

Sub. Notes	6.68	1/15/21	9,502,000	11,289,108
John Deere Capital,
Sr. Unscd. Notes	1.25	12/2/14	3,000,000	3,000,000
JPMorgan Chase & Co.,
Sub. Notes	3.38	5/1/23	7,895,000	7,778,872
MetLife,
Sr. Unscd. Notes	6.75	6/1/16	4,450,000	4,842,214
Morgan Stanley,
Sub. Notes	4.88	11/1/22	7,610,000	8,221,562
NYSE Euronext,
Gtd. Notes	2.00	10/5/17	6,660,000	6,780,633
Private Export Funding,
Gov't Gtd. Notes, Ser. Z	4.38	3/15/19	1,065,000	1,179,720
Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	4,735,000	4,900,195
Rabobank Nederland,
Sr. Unscd. Notes	1.70	3/19/18	6,820,000	6,863,975
Royal Bank of Canada,
Covered Bonds	1.20	9/19/18	3,330,000	3,325,704
Royal Bank of Scotland Group,
Sr. Unscd. Notes	2.55	9/18/15	5,920,000	5,997,126
Societe Generale,
Gtd. Notes	2.63	10/1/18	4,145,000	4,232,667
TD Ameritrade Holding,
Gtd. Notes	4.15	12/1/14	3,650,000	3,650,000
Toyota Motor Credit,
Sr. Unscd. Notes	2.10	1/17/19	5,640,000	5,689,711
				151,865,987
Foreign/Governmental--1.5%
Mexican Government,
Sr. Unscd. Notes	6.63	3/3/15	1,064,000	1,081,162
Province of Nova Scotia Canada,
Sr. Unscd. Bonds	5.13	1/26/17	5,430,000	5,938,916
Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/19	6,515,000	7,174,005
				14,194,083
Health Care--3.0%
AbbVie,
Sr. Unscd. Notes	1.20	11/6/15	6,440,000	6,464,388
Amgen,
Sr. Unscd. Notes	5.70	2/1/19	2,905,000	3,290,804
AstraZeneca,
Sr. Unscd. Notes	5.90	9/15/17	6,090,000	6,862,620
GlaxoSmithKline Capital,
Gtd. Bonds	5.65	5/15/18	5,853,000	6,639,901
Pfizer,
Sr. Unscd. Notes	6.20	3/15/19	4,050,000	4,743,591
				28,001,304
Industrial--2.3%
ABB Finance USA,
Gtd. Notes	1.63	5/8/17	6,107,000	6,155,447
Burlington North Santa Fe,
Sr. Unscd. Debs.	5.65	5/1/17	5,530,000	6,109,240
Caterpillar Financial Services,
Sr. Unscd. Notes	2.10	6/9/19	6,590,000	6,637,777
United Technologies,
Sr. Unscd. Notes	6.13	2/1/19	1,860,000	2,178,899
				21,081,363
Information Technology--4.5%

Adobe Systems,
Sr. Unscd. Notes	4.75	2/1/20	6,414,000		7,124,408
Apple,
Sr. Unscd. Notes	1.00	5/3/18	5,915,000		5,834,000
Cisco Systems,
Sr. Unscd. Notes	2.13	3/1/19	7,265,000		7,320,432
EMC,
Sr. Unscd. Notes	1.88	6/1/18	5,710,000		5,692,425
Intel,
Sr. Unscd. Notes	1.35	12/15/17	7,930,000		7,929,453
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	7,000,000		7,959,021
					41,859,739
Materials--.8%
Dow Chemical,
Sr. Unscd. Notes	4.25	11/15/20	6,545,000		7,083,536
Municipal Bonds--5.5%
California Earthquake Authority,
Revenue	2.81	7/1/19	4,800,000		4,827,024
California,
GO (Various Purpose)	5.95	4/1/16	3,255,000		3,488,937
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue
Bonds	3.00	7/1/20	11,000,000		11,230,450
Massachusetts,
GO (Build America Bonds)	4.20	12/1/21	9,625,000		10,633,700
Metropolitan Transportation
Authority, Special Obligation
Taxable Bonds	3.02	7/1/24	8,400,000		8,561,784
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	1.10	6/15/16	6,450,000		6,471,156
University of California Regents,
General Revenue	1.80	7/1/19	5,675,000		5,647,873
					50,860,924
Telecommunication Services--3.4%
AT&T,
Sr. Unscd. Notes	4.45	5/15/21	6,960,000		7,593,047
British Telecommunications,
Sr. Unscd. Notes	1.25	2/14/17	4,900,000		4,901,323
Telefonica Emisiones,
Gtd. Notes	3.99	2/16/16	6,635,000		6,873,469
Verizon Communications,
Sr. Unscd. Notes	5.15	9/15/23	10,515,000		11,829,606
					31,197,445
U.S. Government Agencies--1.0%
Federal Home Loan Bank,
Bonds	1.38	3/9/18	5,500,000		5,527,203
Federal National Mortgage
Association, Notes	2.00	4/30/20	3,610,000	d	3,631,375
					9,158,578
U.S. Government Agencies/Mortgage-Backed--2.6%
Federal Home Loan Mortgage Corp.:
REMIC, Ser. 3977, Cl. GA,
1.50%, 7/15/19			4,941,421	d	4,977,993
Federal National Mortgage Association:
3.69%, 6/1/17			4,808,822	d	5,113,310
Ser. 2010-9, Cl. A, 4.00%,
11/25/23			18,831	d	18,835

Government National Mortgage Association I:
Ser. 2013-17, Cl. AB,
2.30%, 1/16/49			4,364,958		4,365,639
Ser. 2009-119, Cl. B,
4.29%, 2/16/41			606,473		615,378
Ser. 2005-59, Cl. C, 4.98%,
2/16/37			8,483,051	b	8,838,533
					23,929,688
U.S. Government Securities--37.3%
U.S. Treasury Inflation Protected Securities:
Notes, 0.13%, 4/15/17			18,479,893	e	18,718,117
Notes, 0.13%, 4/15/18			22,904,564	e	23,142,566
Notes, 0.63%, 7/15/21			7,476,692	c,e	7,708,006
Notes, 1.38%, 7/15/18			8,609,250	e	9,155,404
U.S. Treasury Notes:
0.25%, 12/31/15			2,000,000		2,002,032
0.50%, 6/15/16			16,450,000		16,507,838
0.63%, 7/15/16			32,500,000		32,659,965
0.63%, 2/15/17			4,500,000		4,504,221
0.63%, 5/31/17			7,325,000	c	7,306,116
0.63%, 8/31/17			18,000,000		17,902,962
0.63%, 9/30/17			24,500,000	c	24,335,384
0.75%, 1/15/17			5,000,000		5,021,485
0.75%, 10/31/17			18,000,000		17,933,904
0.88%, 12/31/16			29,080,000	c	29,286,730
0.88%, 1/31/17			40,220,000		40,480,786
0.88%, 2/28/17			20,750,000	c	20,881,306
1.00%, 9/30/16			3,000,000	c	3,031,875
1.50%, 6/30/16			12,150,000		12,379,708
2.00%, 11/30/20			4,590,000		4,652,396
2.13%, 2/29/16			22,040,000		22,565,169
2.38%, 8/15/24			7,000,000		7,113,204
2.63%, 1/31/18			5,765,000		6,059,557
2.75%, 2/15/24			3,100,000	c	3,256,937
3.25%, 7/31/16			7,135,000		7,478,372
					344,084,040
Utilities--.7%
Duke Energy Carolinas,
First Mortgage Bonds	1.75	12/15/16	3,010,000		3,068,602
Hydro-Quebec,
Gov't Gtd. Notes	2.00	6/30/16	3,655,000		3,739,460
					6,808,062
Total Bonds and Notes
(cost $903,924,242)					915,541,163

Other Investment--1.0%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $9,398,105)			9,398,105	[f]	9,398,105
Total Investments (cost $913,322,347)			100.3%		924,939,268
Liabilities, Less Cash and Receivables			(.3%)		(2,570,955)
Net Assets			100.0%		922,368,313

GO -- General Obligation
REMIC -- Real Estate Mortgage Investment Conduit

a	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2014,

these securities were valued at $6,249,705 or .7% of net assets.
b Variable rate security--interest rate subject to periodic change.
c Security, or portion thereof, on loan. At November 30, 2014, the value of the fund's securities on loan was
$66,198,738 and the value of the collateral held by the fund was $67,670,559, consisting of U.S. Government & Agency securities.
d The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
f Investment in affiliated money market mutual fund.

At November 30, 2014, net unrealized appreciation on investments was $11,616,921 of which $16,440,200 related to appreciated investment securities and $4,823,279 related to depreciated investment securities. At November 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Corporate Bonds	46.1
U.S. Government Agencies/Mortgage-Backed	40.9
Municipal Bonds	5.5
Asset-Backed	3.0
Commercial Mortgage-Baked	2.3
Foreign/Governmental	1.5
Money Market Investment	1.0
100.3

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	27,249,126	-	27,249,126
Commercial Mortgage-Backed	-	21,063,010	-	21,063,010
Corporate Bonds+	-	425,001,714	-	425,001,714
Foreign Government	-	14,194,083	-	14,194,083
Municipal Bonds+	-	50,860,924	-	50,860,924
Mutual Funds	9,398,105	-	-	9,398,105
U.S. Government Agencies/Mortgage-Backed	-	33,088,266	-	33,088,266
U.S. Treasury	-	344,084,040	-	344,084,040
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

 Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon International Appreciation Fund
November 30, 2014 (Unaudited)

Common Stocks--97.6%	Shares		Value ($)
Automobiles & Components--5.2%
Bridgestone, ADR	30,448		522,031
Daimler	12,157		1,019,972
Denso, ADR	27,288		637,175
Fiat Chrysler Automobiles	21,195	a	264,090
Honda Motor, ADR	17,948		544,183
Nissan Motor, ADR	14,962		278,443
Sumitomo Electric Industries, ADR	27,020		351,395
Toyota Motor, ADR	15,548		1,914,425
Volkswagen, ADR	10,750		486,180
			6,017,894
Banks--13.6%
Australia & New Zealand Banking
Group, ADR	36,898		1,001,777
Banco Bilbao Vizcaya Argentaria,
ADR	76,918		823,792
Banco Santander, ADR	125,072		1,113,142
Bank of Ireland, ADR	17,000	a	280,330
Bank of Yokohama, ADR	13,208		297,642
Barclays, ADR	41,305		631,553
BNP Paribas, ADR	20,711		662,338
Commerzbank, ADR	15,142	a	231,968
Commonwealth Bank of Australia,
ADR	6,823	b	1,410,197
Credit Agricole, ADR	35,891		251,955
Danske Bank, ADR	27,008		382,973
Erste Group Bank, ADR	14,783		200,457
Hachijuni Bank, ADR	2,799		171,216
Hang Seng Bank, ADR	24,669		410,990
HSBC Holdings, ADR	35,078		1,745,131
ING Groep, ADR	43,569	a	636,107
Intesa Sanpaolo, ADR	35,034		646,027
Lloyds Banking Group, ADR	139,680	a	697,003
Mitsubishi UFJ Financial Group,
ADR	78,092		449,810
National Australia Bank, ADR	64,206		889,253
Shinsei Bank, ADR	57,546		214,647
Societe Generale, ADR	55,345		549,576
Sumitomo Mitsui Financial Group,
ADR	29,296		221,478
Sumitomo Mitsui Trust Holdings,
ADR	34,240		141,069
United Overseas Bank, ADR	13,700		505,530
Westpac Banking, ADR	38,815		1,076,340
			15,642,301
Capital Goods--8.3%

ABB, ADR	9,522	a	213,483
Airbus Group, ADR	31,572		479,894
Asahi Glass, ADR	38,076		182,194
Atlas Copco, Cl. A, ADR	13,747		397,701
Atlas Copco, Cl. B, ADR	17,820		474,359
BAE Systems, ADR	3,833		115,220
Hutchison Whampoa, ADR	14,325		358,985
ITOCHU, ADR	11,705		269,917
Kajima, ADR	7,417		293,093
Kawasaki Heavy Industries, ADR	17,754		314,246
Keppel, ADR	28,187		385,880
Komatsu, ADR	15,788		373,070
Kubota, ADR	5,271		411,085
Marubeni, ADR	4,423		278,251
Metso, ADR	11,062		344,360
Mitsubishi, ADR	10,957		414,229
Mitsubishi Electric, ADR	18,575		445,800
Mitsui & Co., ADR	811		223,074
Nidec, ADR	16,562		273,439
NSK, ADR	16,210		407,844
Rolls-Royce Holdings, ADR	6,622		435,728
Sandvik, ADR	34,476		359,240
Siemens, ADR	5,361		632,598
SKF, ADR	22,490		464,194
Sumitomo, ADR	24,536		261,308
TOTO, ADR	16,445		392,679
Volvo, ADR	29,652		324,541
			9,526,412
Commercial & Professional Services--1.2%
Dai Nippon Printing, ADR	12,828		112,117
Experian, ADR	31,640		496,432
Secom, ADR	37,120		535,827
Toppan Printing, ADR	39,905		260,739
			1,405,115
Consumer Durables & Apparel--2.5%
Adidas, ADR	10,475		418,686
Casio Computer, ADR	2,290		346,148
Electrolux, Cl. B, ADR	6,467		383,946
LVMH Moet Hennessy Louis Vuitton,
ADR	19,319		686,211
Panasonic, ADR	25,520		327,677
Pandora, ADR	12,700		281,089
Sega Sammy Holdings, ADR	37,384		130,470
Sony, ADR	11,522		253,369
			2,827,596
Consumer Services--1.2%
Compass Group, ADR	33,525		569,925
InterContinental Hotels Group	6,214		263,349
Sodexo, ADR	4,962		498,830
			1,332,104
Diversified Financials--2.6%
Credit Suisse Group, ADR	18,925	a	504,730

Daiwa Securities Group, ADR	57,790		468,099
Deutsche Bank	16,206		529,126
Nomura Holdings, ADR	53,857		324,219
ORIX, ADR	5,179		341,710
UBS	47,851	a	855,097
			3,022,981
Energy--5.8%
BG Group, ADR	37,135		521,004
BP, ADR	27,414		1,077,918
ENI, ADR	15,875		622,141
Repsol, ADR	13,755		302,748
Royal Dutch Shell, Cl. A, ADR	25,774		1,711,651
Royal Dutch Shell, Cl. B, ADR	1,593		110,618
Statoil, ADR	13,455		257,125
Technip, ADR	14,012		226,420
Total, ADR	24,569		1,366,773
Woodside Petroleum, ADR	15,115		459,194
			6,655,592
Food & Staples Retailing--1.4%
Aeon, ADR	36,968		368,571
Delhaize Group, ADR	17,892		325,277
J. Sainsbury, ADR	13,245		192,847
Koninklijke Ahold, ADR	19,603		345,601
Tesco, ADR	39,618		346,261
			1,578,557
Food, Beverage & Tobacco--7.8%
Ajinomoto, ADR	21,230		395,090
Anheuser-Busch InBev, ADR	3,775		441,637
British American Tobacco, ADR	7,800		921,726
Coca-Cola Amatil, ADR	23,162		180,525
Coca-Cola HBC, ADR	3,685	a	83,450
Danone, ADR	32,712		458,949
Diageo, ADR	5,698		701,994
Heineken, ADR	11,309		443,765
Imperial Tobacco Group, ADR	5,587	a	515,253
Kirin Holdings, ADR	25,382		324,382
Nestle, ADR	31,905		2,394,470
Orkla, ADR	26,607		200,085
SABMiller, ADR	13,542		750,579
Unilever (NY Shares)	13,003		528,442
Unilever, ADR	7,390		311,415
Yamazaki Baking, ADR	2,023		255,336
			8,907,098
Health Care Equipment & Services--1.1%
Essilor International, ADR	9,284		521,018
Fresenius Medical Care & Co., ADR	8,450		311,805
Olympus, ADR	5,140	a	186,582
Smith & Nephew, ADR	7,358		255,379
			1,274,784
Household & Personal Products--1.6%
Henkel & Co., ADR	5,822		645,264
Kao, ADR	6,988		259,464

L'Oreal, ADR	19,014		647,997
Shiseido, ADR	4,862		72,152
Svenska Cellulosa, ADR	10,419		245,263
			1,870,140
Insurance--5.4%
Aegon (NY Shares)	43,344		340,250
Ageas, ADR	14,975		534,907
AIA Group, ADR	7,000		161,840
Allianz, ADR	69,670		1,196,234
AXA, ADR	28,100		678,334
Legal & General Group, ADR	41,000		786,790
MS&AD Insurance Group Holdings,
ADR	14,902		173,459
Prudential, ADR	21,350		1,029,284
Tokio Marine Holdings, ADR	13,055		427,160
Zurich Insurance Group, ADR	26,797	a	840,622
			6,168,880
Materials--7.5%
Air Liquide, ADR	25,367		637,219
Akzo Nobel, ADR	13,015		299,345
Alumina, ADR	36,320	a	205,208
Amcor, ADR	7,596		314,854
Anglo American, ADR	29,277		301,553
ArcelorMittal (NY Shares)	10,005		122,561
Asahi Kasei, ADR	17,985		311,680
BASF, ADR	10,546		954,782
BHP Billiton Ltd., ADR	12,204		630,092
BHP Billiton PLC, ADR	15,134		715,081
Boral, ADR	12,221		201,647
James Hardie Industries, ADR	5,924		306,034
Johnson Matthey, ADR	3,051		317,833
Kobe Steel, ADR	24,450		194,678
Koninklijke DSM, ADR	5,109		84,069
Lafarge, ADR	13,770		243,867
Nippon Steel & Sumitomo Metal, ADR	14,082		364,513
Nitto Denko, ADR	8,620		227,568
Norsk Hydro, ADR	40,233		237,214
OJI Holdings, ADR	200		7,010
Rio Tinto, ADR	15,000		699,000
Stora Enso, ADR	2,684		23,727
Syngenta, ADR	8,195		539,149
Teijin, ADR	5,424		147,620
Toray Industries, ADR	3,528		276,172
UPM-Kymmene, ADR	14,622		241,994
			8,604,470
Media--1.8%
Pearson, ADR	7,958		153,669
Publicis Groupe, ADR	24,564		449,521
Reed Elsevier, ADR	6,531		452,598
Sky PLC, ADR	2,995		176,922
Wolters Kluwer, ADR	7,972		233,819
WPP, ADR	5,529		578,333

		2,044,862
Pharmaceuticals, Biotech & Life Sciences--10.1%
AstraZeneca, ADR	11,434	848,060
Bayer, ADR	10,580	1,587,741
Eisai, ADR	11,123	398,092
GlaxoSmithKline, ADR	15,120	702,324
Novartis, ADR	25,237	2,439,156
Novo Nordisk, ADR	26,075	1,185,370
Roche Holding, ADR	61,632	2,308,735
Sanofi, ADR	27,039	1,305,713
Shire, ADR	1,504	321,254
Teva Pharmaceutical Industries,
ADR	7,700	438,746
		11,535,191
Real Estate--3.3%
British Land, ADR	31,734	381,671
CapitaLand, ADR	32,796	167,063
Cheung Kong Holdings, ADR	22,243	405,490
City Developments, ADR	27,591	211,485
Daiwa House Industry, ADR	20,610	392,002
Hysan Development, ADR	23,301	215,432
Lend Lease Group, ADR	31,616	413,667
Mitsubishi Estate, ADR	19,000	428,070
Sino Land, ADR	25,641	210,287
Sun Hung Kai Properties, ADR	26,037	382,744
Swire Pacific, Cl. A, ADR	14,906	204,987
Westfield Group, ADR	26,214	372,501
		3,785,399
Retailing--1.2%
Hennes & Mauritz, ADR	82,506	703,776
Kingfisher, ADR	35,733	348,039
Marui Group, ADR	15,401	269,648
		1,321,463
Semiconductors & Semiconductor Equipment--.4%
Advantest, ADR	36,445	432,602
Software & Services--1.7%
Computershare, ADR	20,142	197,643
Dassault Systemes, ADR	4,670	304,718
Fujitsu, ADR	9,602	274,665
NICE Systems, ADR	1,700	80,291
Sage Group, ADR	10,064	255,706
SAP, ADR	9,612	675,916
Trend Micro, ADR	4,337	131,940
		1,920,879
Technology Hardware & Equipment--2.8%
Alcatel-Lucent, ADR	69,950	248,322
Canon, ADR	10,097	322,195
Ericsson, ADR	26,604	334,944
FUJIFILM Holdings, ADR	9,819	325,009
Hitachi, ADR	7,435	574,874
Kyocera, ADR	7,424	360,955
Nokia, ADR	16,250	133,900

Omron, ADR	9,660		448,997
Ricoh, ADR	4,031		220,093
TDK, ADR	4,571		275,373
			3,244,662
Telecommunication Services--5.2%
BT Group, ADR	6,958		445,034
Deutsche Telekom, ADR	47,984		812,369
Koninklijke KPN, ADR	26,329		87,544
Nippon Telegraph & Telephone, ADR	3,682		98,788
NTT DOCOMO, ADR	5,465		85,309
Orange, ADR	16,852		294,741
Singapore Telecommunications, ADR	17,960		536,645
SoftBank, ADR	14,000		466,620
Spark New Zealand, ADR	7,128		84,823
Swisscom, ADR	7,236		439,949
Telecom Italia, ADR	22,896		255,519
Telefonica, ADR	40,428		646,848
Telenor, ADR	6,496		412,301
Telstra, ADR	17,148		414,982
Vodafone Group, ADR	25,540		933,487
			6,014,959
Transportation--2.1%
ANA Holdings, ADR	30,722		152,074
Deutsche Lufthansa, ADR	15,916		284,578
International Consolidated
Airlines Group, ADR	13,062	a	466,183
MTR, ADR	18,662		749,608
Nippon Yusen, ADR	60,373		340,806
Ryanair Holdings, ADR	2,775	a	174,520
TNT Express, ADR	42,868		285,629
			2,453,398
Utilities--3.8%
Centrica, ADR	26,440		469,046
CLP Holdings, ADR	22,613		194,133
E.ON, ADR	9,944		175,959
Enel, ADR	114,307		547,531
Energias de Portugal, ADR	8,130		333,411
GDF Suez, ADR	15,036		370,186
Hong Kong & China Gas, ADR	171,474		396,104
Iberdrola, ADR	21,274		620,137
National Grid, ADR	2,375		172,425
RWE, ADR	9,180		330,755
SSE, ADR	16,682		428,978
United Utilities Group, ADR	8,447		239,726
Veolia Environnement, ADR	7,227		132,254
			4,410,645
Total Common Stocks
(cost $131,271,655)			111,997,984
	Principal
Short-Term Investments--.1%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.01%, 12/11/14	120,000	[c]	120,000

0.02%, 3/12/15	20,000 [c]	19,999
Total Short-Term Investments
(cost $139,998)		139,999

Other Investment--1.8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,038,546)	2,038,546 [d]	2,038,546
Total Investments (cost $133,450,199)	99.5%	114,176,529
Cash and Receivables (Net)	.5%	612,070
Net Assets	100.0%	114,788,599

ADR--American Depository Receipts

a	Non-income producing security.
b	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2014, this security was valued at $1,410,197 or 1.2% of net assets.
c	Held by or on behalf of a counterparty for open financial futures contracts.
d	Investment in affiliated money market mutual fund.

At November 30, 2014, net unrealized depreciation on investments was $19,273,670 of which $18,708,266 related to appreciated investment securities and $37,981,936 related to depreciated investment securities. At November 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Banks	13.6
Pharmaceuticals, Biotech & Life Sciences	10.1
Capital Goods	8.3
Food, Beverage & Tobacco	7.8
Materials	7.5
Energy	5.8
Insurance	5.4
Automobiles & Components	5.2
Telecommunication Services	5.2
Utilities	3.8
Real Estate	3.3
Technology Hardware & Equipment	2.8
Diversified Financials	2.6
Consumer Durables & Apparel	2.5
Transportation	2.1
Short-Term/Money Market Investments	1.9
Media	1.8
Software & Services	1.7
Household & Personal Products	1.6
Food & Staples Retailing	1.4
Retailing	1.2
Commercial & Professional Services	1.2
Consumer Services	1.2

Health Care Equipment & Services	1.1
Semiconductors & Semiconductor Equipment	.4
99.5

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
November 30, 2014 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 11/30/2014	($)
Financial Futures Long
MSCI EAFE Index	26	2,387,320	December 2014	59,465

The following is a summary of the inputs used as of November 30, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	111,997,984	-	-	111,997,984
Mutual Funds	2,038,546	-	-	2,038,546
U.S. Treasury	-	139,999	-	139,999
Other Financial Instruments:	-	-	-	-
Financial Futures++	59,465	-	-	59,465
+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end November 30, 2014 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon International Equity Income Fund
November 30, 2014 (Unaudited)

Common Stocks--97.7%	Shares		Value ($)
Australia--14.7%
Australia & New Zealand Banking Group	99,800		2,710,632
Bendigo & Adelaide Bank	357,600		3,885,667
Commonwealth Bank of Australia	68,900		4,732,357
Insurance Australia Group	1,809,700		9,808,964
Metcash	1,235,800		2,744,516
National Australia Bank	278,000		7,711,512
Tabcorp Holdings	699,100		2,427,038
Tatts Group	1,921,000		5,573,896
Telstra	996,100		4,822,723
Westpac Banking	182,300		5,049,110
			49,466,415
Belgium--4.0%
Belgacom	247,000		9,749,960
Telenet Group Holding	67,000	a	3,829,833
			13,579,793
Brazil--3.3%
AMBEV	340,000		2,236,460
Cielo	396,696		6,690,719
EcoRodovias Infraestrutura e Logistrica	511,600		2,170,593
			11,097,772
Canada--.4%
Crescent Point Energy	45,600		1,193,536
China--2.5%
Bank of China, Cl. H	4,468,500		2,304,761
Bosideng International Holdings	6,432,100		978,676
Guangzhou R&F Properties, Cl. H	2,482,300		3,066,366
Jiangsu Expressway, Cl. H	53,300		60,412
Zhejiang Expressway, Cl. H	1,818,700		2,035,565
			8,445,780
Denmark--.4%
TDC	178,300		1,445,184
France--4.0%
GDF Suez	92,250		2,272,956
Neopost	93,650		6,639,961
Total	81,100		4,536,985
			13,449,902
Germany--4.7%
Deutsche Telekom	12,500		212,942
Muenchener Rueckversicherungs	11,900		2,451,145
ProSiebenSat.1 Media	308,400		13,172,604
			15,836,691
Hong Kong--1.1%
NWS Holdings	580,000		1,073,956
Shougang Fushan Resources Group	10,482,700		2,514,145
			3,588,101
Israel--2.2%
Bezeq The Israeli Telecommunication	4,228,700		7,383,910
Italy--.0%
Enel	27,500		132,677
Japan--4.9%
Aozora Bank	2,950,000		9,591,880
Canon	6,000		192,132
Chugoku Electric Power	16,000		206,478
Dai Nippon Printing	23,300		204,708
Daito Trust Construction	14,000		1,580,255
Eisai	12,000		430,106
Hokuriku Electric Power	17,000		217,521
Japan Airlines	8,000		235,185
NTT DOCOMO	76,000		1,185,309
Showa Shell Sekiyu	22,000		183,279

Sumitomo	95,000		1,013,099
Takeda Pharmaceutical	14,000		586,345
TonenGeneral Sekiyu	116,000		970,290
			16,596,587
Netherlands--1.0%
Corio	65,749		3,326,243
STMicroelectronics	14,550		109,042
			3,435,285
New Zealand--3.1%
Auckland International Airport	2,087,119		6,336,511
Spark New Zealand	1,672,300		4,014,465
			10,350,976
Norway--4.8%
Akastor	389,300		1,170,322
Aker Solutions	368,800	a	2,213,184
Gjensidige Forsikring	528,700		9,066,077
Seadrill	272,200		3,899,408
			16,348,991
Poland--1.2%
KGHM Polska Miedz	35,700		1,303,814
PGE	129,900		747,326
Synthos	1,553,800		1,920,808
			3,971,948
Russia--.4%
Lukoil, ADR	31,600		1,470,664
Singapore--.2%
CapitaCommercial Trust	600,000		775,218
South Africa--3.4%
Kumba Iron Ore	98,600		2,294,427
MMI Holdings	1,345,200		3,832,236
Vodacom Group	432,400		5,191,650
			11,318,313
Spain--10.5%
Banco Santander	1,575,100		14,197,660
Ferrovial	589,900		12,088,325
Red Electrica	98,700		9,041,456
			35,327,441
Sweden--1.0%
Ratos, Cl. B	25,100		163,730
Skanska, Cl. B	148,200		3,191,948
			3,355,678
Taiwan--.1%
Compal Electronics	136,000		87,012
Farglory Land Development	117,000		132,132
			219,144
Thailand--1.0%
Advanced Info Service	479,600		3,476,315
Turkey--.9%
Tupras Turkiye Petrol Rafinerileri	137,800		3,107,851
United Kingdom--23.8%
AstraZeneca	70,900		5,293,689
Aviva	200,600		1,591,765
BAE Systems	570,900		4,290,222
BP	636,600		4,178,371
British American Tobacco	310,924		18,428,633
Friends Life Group	563,800		3,251,405
GlaxoSmithKline	225,000		5,219,072
HSBC Holdings	319,700		3,181,020
ICAP	168,800		1,098,967
Legal & General Group	1,193,200		4,597,976
Liberty Global, Cl. A	33,157	a	1,723,856
Liberty Global, Ser. C	81,804	a	4,083,651
National Grid	268,500		3,900,422
Royal Dutch Shell, Cl. A	83,577		2,783,942
Royal Dutch Shell, Cl. B	12,500		434,044
SSE	163,400		4,185,817

Standard Life	658,900	4,363,849
Vodafone Group	2,103,545	7,687,041
		80,293,742
United States--4.1%
iShares MSCI EAFE ETF	118,000	7,550,820
Vanguard FTSE Developed Markets ETF	160,000	6,337,600
		13,888,420
Total Common Stocks
(cost $331,325,079)		329,556,334

Preferred Stocks--1.5%
Brazil
AES Tiete
(cost $5,634,780)	643,700	4,941,919

Other Investment--.1%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $422,275)	422,275 [b]	422,275
Total Investments (cost $337,382,134)	99.3%	334,920,528
Cash and Receivables (Net)	.7%	2,468,833
Net Assets	100.0%	337,389,361

ADR--American Depository Receipts
ETF--Exchange-Traded Fund

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At November 30, 2014, net unrealized depreciation on investments was $2,461,606 of which $24,848,229 related to appreciated investment securities and $27,309,835 related to depreciated investment securities. At November 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	30.4
Telecommunication Services	14.5
Industrial	12.0
Consumer Discretionary	8.3
Utilities	7.6
Energy	7.4
Consumer Staples	7.0
Exchange-Traded Funds	4.1
Health Care	3.4
Materials	2.4
Information Technology	2.1
Money Market Investment	.1
99.3

† Based on net assets

The following is a summary of the inputs used as of November 30, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	315,667,914	-	-	315,667,914
Equity Securities - Foreign Preferred Stocks+	4,941,919	-	-	4,941,919
Exchange-Traded Funds	13,888,420	-	-	13,888,420
Mutual Funds	422,275	-	-	422,275

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

 Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon International Fund
November 30, 2014 (Unaudited)

Common Stocks--97.5%	Shares		Value ($)
Australia--6.0%
ASX	108,410		3,320,848
Australia & New Zealand Banking Group	90,748		2,464,774
Dexus Property Group	1,100,409		6,657,342
Insurance Australia Group	1,557,560		8,442,311
Metcash	1,010,907		2,245,065
Primary Health Care	522,130		2,088,111
QBE Insurance Group	439,087		4,057,491
Rio Tinto	277,391		13,949,447
Spark Infrastructure Group	2,244,133		3,723,577
Westpac Banking	396,090		10,970,388
			57,919,354
Austria--.3%
Erste Group Bank	88,070		2,385,154
Belgium--1.3%
bpost	220,770		5,726,442
Solvay	49,760		6,837,120
			12,563,562
China--.1%
FIH Mobile	2,306,000	a	1,198,308
Denmark--.3%
Carlsberg, Cl. B	31,623		2,816,829
France--12.0%
Airbus Group	179,500		10,935,704
AXA	475,570		11,481,070
BNP Paribas	39,560		2,536,295
Bouygues	91,318		3,435,454
Cap Gemini	74,880		5,486,973
Carrefour	421,835		13,346,752
Cie de St-Gobain	42,315		1,943,667
Danone	44,792		3,160,799
Electricite de France	327,183		9,794,619
GDF Suez	111,256		2,741,246
Safran	106,740		6,905,761
Sanofi	78,525		7,602,438
Societe Generale	301,210		14,940,459
Thales	154,560		8,200,688
Total	117,022		6,546,573
Unibail-Rodamco	22,840		6,035,115
			115,093,613
Germany--7.5%
Aixtron	184,553	a	2,190,650
Allianz	58,840		10,129,690
Commerzbank	949,490	a	14,527,890
Continental	24,840		5,226,157
Deutsche Bank	184,116		6,017,693

Deutsche Lufthansa	189,540		3,383,254
E.ON	121,189		2,148,132
Evonik Industries	74,680		2,463,146
Infineon Technologies	698,730		6,844,723
LANXESS	51,991		2,581,739
METRO	61,310	a	2,082,014
Muenchener Rueckversicherungs	1,577		324,828
OSRAM Licht	73,280	a	3,043,424
Siemens	90,210		10,674,306
			71,637,646
Hong Kong--3.5%
BOC Hong Kong Holdings	2,283,000		8,066,046
Cheung Kong Holdings	442,000		8,110,196
CITIC	1,331,000		2,320,379
Esprit Holdings	1,819,926		2,374,862
Pacific Basin Shipping	2,380,000		1,117,076
SJM Holdings	4,937,000		9,803,656
Yue Yuen Industrial Holdings	513,500		1,840,727
			33,632,942
Ireland--1.1%
CRH	129,337		3,052,612
Smurfit Kappa Group	327,880		7,595,534
			10,648,146
Israel--1.5%
Teva Pharmaceutical Industries, ADR	251,972		14,357,365
Italy--4.3%
Anima Holding	313,060		1,607,712
Assicurazioni Generali	177,880		3,846,425
Enel	1,257,930		6,069,022
Eni	518,210		10,355,050
Finmeccanica	624,445	a	6,056,467
Saras	1,192,277	a	1,304,639
Telecom Italia	9,022,541	a	10,164,537
UniCredit	293,020		2,166,106
			41,569,958
Japan--21.4%
Aisin Seiki	263,400		9,418,633
Credit Saison	158,200		2,961,045
East Japan Railway	39,190		2,937,063
Fujitsu	1,450,000		8,282,399
Hitachi	821,000		6,338,260
Honda Motor	465,700		14,010,425
INPEX	991,800		10,505,736
Isuzu Motors	308,500		4,025,325
Japan Tobacco	278,800		8,930,102
KDDI	158,600		10,158,736
LIXIL Group	84,200		1,790,176
Matsumotokiyoshi Holdings	94,170		2,613,740
Mitsubishi Electric	711,000		8,543,499
Mitsubishi UFJ Financial Group	1,214,100		7,019,823
Nippon Express	625,640		3,003,957
Nippon Shokubai	490,000		6,112,875

Nippon Telegraph & Telephone	100,200		5,360,487
Nippon Telegraph & Telephone, ADR	8,760		235,031
Nissan Motor	198,900		1,857,227
Nomura Real Estate Holdings	186,200		3,419,248
Omron	130,200		6,054,029
Panasonic	723,900		9,344,874
Ricoh	273,500		2,961,582
Sawai Pharmaceutical	38,600		2,289,045
Secom	155,800		9,008,223
Seven & I Holdings	255,400		9,525,195
Shimamura	31,800		2,659,933
Shionogi & Co.	237,300		5,902,766
Sumco	183,500		2,338,672
Sumitomo Electric Industries	218,440		2,840,097
Sumitomo Metal Mining	390,000		5,969,170
Sumitomo Mitsui Financial Group	529,300		19,952,133
Sumitomo Mitsui Trust Holdings	423,860		1,761,635
TDK	72,300		4,354,504
Yamada Denki	830,500		2,735,337
			205,220,982
Netherlands--3.2%
Aegon	284,983		2,237,099
ING Groep	581,470	a	8,517,323
Koninklijke Philips	555,701		16,759,960
Randstad Holding	61,220		3,020,997
			30,535,379
Norway--.0%
Norsk Hydro	77,849		455,856
Singapore--.7%
ComfortDelGro	1,016,000		2,025,534
Singapore Exchange	515,000		2,890,618
United Overseas Bank	98,000		1,803,474
			6,719,626
Spain--1.3%
ACS Actividades de Construccion y Servicios	144,868		5,118,594
Banco Popular Espanol	477,834		2,626,212
Repsol	220,880		4,957,516
			12,702,322
Sweden--2.2%
Boliden	324,698		5,486,713
Electrolux, Ser. B	83,428		2,479,383
Ericsson, Cl. B	327,229		4,120,780
Getinge, Cl. B	120,240		2,783,248
Svenska Cellulosa, Cl. B	273,910		6,461,536
			21,331,660
Switzerland--8.0%
ABB	236,564	a	5,310,296
Adecco	83,790	a	5,883,727
Credit Suisse Group	178,760	a	4,776,800
Holcim	40,340	a	2,978,793
Novartis	336,269		32,539,355
Roche Holding	55,320		16,568,805

Swiss Life Holding	32,810	a	7,517,862
UBS	47,867	a	859,501
			76,435,139
United Kingdom--22.6%
Anglo American	116,177		2,398,124
ArcelorMittal	184,210		2,259,648
AstraZeneca	107,700		8,041,331
Aviva	680,770		5,401,924
Barclays	944,023		3,614,921
BHP Billiton	110,650		2,621,931
BP	1,029,289		6,755,814
Compass Group	337,871		5,752,568
Drax Group	747,770		7,119,116
esure Group	1,011,290		3,328,316
Friends Life Group	385,093		2,220,811
GlaxoSmithKline	268,358		6,224,799
Home Retail Group	845,356		2,646,194
HSBC Holdings	1,865,262		18,559,386
Imperial Tobacco Group	179,280		8,289,110
ITV	1,532,420		5,127,216
National Grid	311,680		4,527,685
Prudential	520,990		12,597,509
Reckitt Benckiser Group	143,610		11,788,044
Royal Bank of Scotland Group	2,703,270	a	16,691,700
Royal Dutch Shell, Cl. A	162,528		5,413,792
SABMiller	143,410		7,983,650
Serco Group	633,711		1,735,232
Shire	162,740		11,583,977
Sky	489,130		7,120,730
Standard Chartered	379,328		5,552,457
Subsea 7	362,180		3,608,661
Tesco	1,314,760		3,829,069
Unilever	487,639		20,611,545
Whitbread	69,930		5,010,448
WPP	400,540		8,383,686
			216,799,394
United States--.2%
iShares MSCI EAFE ETF	31,538		2,018,117
Total Common Stocks
(cost $999,537,101)			936,041,352

Preferred Stocks--1.4%
Germany
Volkswagen
(cost $14,408,594)	58,740		13,527,124

Other Investment--.6%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $5,580,335)	5,580,335	[b]	5,580,335
Total Investments (cost $1,019,526,030)	99.5%		955,148,811
Cash and Receivables (Net)	.5%		5,130,664

Net Assets	100.0%	960,279,475

ADR - American Depository Receipts
ETF--Exchange-Traded Fund

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At November 30, 2014, net unrealized depreciation on investments was $64,377,219 of which $36,526,172 related to appreciated investment securities and $100,903,391 related to depreciated investment securities. At November 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	27.3
Industrial	13.4
Consumer Discretionary	12.1
Health Care	11.5
Consumer Staples	10.8
Materials	6.7
Energy	5.2
Information Technology	5.2
Utilities	3.8
Telecommunication Services	2.7
Money Market Investment	.6
Exchange-Traded Fund	.2
99.5

† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
November 30, 2014 (Unaudited)

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	Appreciation ($)
Sales:

Japanese Yen,
Expiring
12/1/2014 a	23,549,813	198,799	198,373	426

Swiss Franc,
Expiring
12/1/2014 b	293,286	304,347	303,530	817

Gross Unrealized Appreciation				1,243

Counterparties:
a	Goldman Sachs International
b	UBS

The following is a summary of the inputs used as of November 30, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	934,023,235	-	-	934,023,235
Equity Securities - Foreign Preferred Stocks+	13,527,124	-	-	13,527,124
Exchange-Traded Funds	2,018,117	-	-	2,018,117
Mutual Funds	5,580,335	-	-	5,580,335
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	1,243	-	1,243
+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

 Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end November 30, 2014 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.

With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Market Opportunities Fund
November 30, 2014 (Unaudited)

Common Stocks--45.8%	Shares		Value ($)
Automobiles & Components--1.7%
Harley-Davidson	23,300		1,623,544
Johnson Controls	31,224		1,561,200
			3,184,744
Capital Goods--5.1%
Boeing	5,869		788,559
Caterpillar	14,346		1,443,208
Donaldson	16,774		654,186
Dover	20,865		1,606,396
Eaton	25,725		1,744,927
Emerson Electric	9,285		591,919
Fastenal	15,040	a	679,808
Flowserve	8,720		513,346
MSC Industrial Direct, Cl. A	6,391		496,389
Precision Castparts	3,144		747,958
W.W. Grainger	1,202		295,307
			9,562,003
Consumer Durables & Apparel--.9%
DSW, Cl. A	19,240		682,635
NIKE, Cl. B	10,753		1,067,665
			1,750,300
Consumer Services--.8%
McDonald's	5,694		551,236
Panera Bread, Cl. A	1,599	a,b	267,673
Starbucks	7,991		648,949
			1,467,858
Diversified Financials--3.3%
Capital One Financial	23,455		1,951,456
IntercontinentalExchange Group	10,174		2,299,222
Invesco	48,048		1,939,217
			6,189,895
Energy--4.1%
Apache	4,759		305,004
Devon Energy	19,740		1,164,068
EOG Resources	9,066		786,204
Halliburton	27,151		1,145,772
Marathon Oil	32,520		940,478
Occidental Petroleum	5,081		405,311
Schlumberger	7,516		646,000
Southwestern Energy	28,800	b	926,784
Valero Energy	27,500		1,336,775
			7,656,396
Food & Staples Retailing--1.0%
Costco Wholesale	8,780		1,247,814
Wal-Mart Stores	7,731		676,772
			1,924,586

Food, Beverage & Tobacco--1.3%
Coca-Cola	12,000		537,960
PepsiCo	18,605		1,862,361
			2,400,321
Health Care Equipment & Services--2.0%
C.R. Bard	5,079		849,971
Intuitive Surgical	790	b	409,038
ResMed	18,160	a	966,112
Stryker	8,552		794,566
Varian Medical Systems	7,201	b	637,361
			3,657,048
Household & Personal Products--1.3%
Colgate-Palmolive	10,111		703,624
Procter & Gamble	18,925		1,711,388
			2,415,012
Insurance--.9%
Aflac	27,020		1,613,905
Materials--1.7%
Celanese, Ser. A	22,001		1,321,600
FMC	8,855		481,712
Monsanto	6,824		818,266
Praxair	4,378		562,048
			3,183,626
Media--2.0%
Comcast, Cl. A	31,545		1,799,327
Time Warner	21,515		1,831,357
			3,630,684
Pharmaceuticals, Biotech & Life Sciences--6.2%
AbbVie	36,080		2,496,736
Celgene	25,846	b	2,938,432
Gilead Sciences	6,470	b	649,070
Johnson & Johnson	6,820		738,265
Mallinckrodt	23,620	b	2,178,236
Merck & Co.	34,300		2,071,720
Mettler-Toledo International	1,217	b	356,897
			11,429,356
Retailing--1.9%
Lowe's	26,695		1,703,942
The TJX Companies	17,226		1,139,672
Tractor Supply	4,999		384,573
Urban Outfitters	12,145	b	392,526
			3,620,713
Semiconductors & Semiconductor Equipment--2.1%
Avago Technologies	21,520		2,009,968
Lam Research	21,840		1,804,858
			3,814,826
Software & Services--7.6%
Adobe Systems	9,177	b	676,161
Automatic Data Processing	8,665		742,071
Cognizant Technology Solutions,
Cl. A	9,520	b	513,985
Google, Cl. A	809	b	444,206

Google, Cl. C	809	b	438,340
Jack Henry & Associates	11,690		718,467
LinkedIn, Cl. A	10,920	b	2,470,868
MasterCard, Cl. A	15,075		1,315,897
Microsoft	15,169		725,230
Oracle	16,656		706,381
Paychex	15,121		716,887
salesforce.com	35,005	b	2,095,749
ServiceNow	33,810	b	2,162,488
Teradata	10,040	b	453,206
			14,179,936
Technology Hardware & Equipment--1.2%
Amphenol, Cl. A	17,638		945,926
Cisco Systems	26,418		730,193
QUALCOMM	7,707		561,840
			2,237,959
Transportation--.7%
C.H. Robinson Worldwide	8,063		594,566
Expeditors International of
Washington	14,850		695,277
			1,289,843
Total Common Stocks
(cost $61,327,133)			85,209,011

Other Investment--53.9%
Registered Investment Companies;
BNY Mellon Income Stock Fund, Cl. M	2,567,104	c	25,876,410
Dreyfus Research Growth Fund, Cl. Y	2,767,161	c	40,953,978
Dreyfus Strategic Value Fund, Cl. Y	752,753	c	33,271,691
Total Other Investment
(cost $82,570,566)			100,102,079
Investment of Cash Collateral for
Securities Loaned--.9%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $1,677,298)	1,677,298	[d]	1,677,298
Total Investments (cost $145,574,997)	100.6%		186,988,388
Liabilities, Less Cash and Receivables	(.6%)		(1,119,074)
Net Assets	100.0%		185,869,314

a Security, or portion thereof, on loan. At November 30, 2014, the value of the fund's securities on loan was $1,633,765 and the value of the collateral held by the fund was $1,677,298.
b Non-income producing security.
c Investment in affiliated mutual fund.
d Investment in affiliated money market mutual fund.

At November 30, 2014, net unrealized appreciation on investments was $41,413,391 of which $42,401,556 related to appreciated investment securities and $988,165 related to depreciated investment securities. At November 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	53.9
Software & Services	7.6
Pharmaceuticals, Biotech & Life Sciences	6.2
Capital Goods	5.1
Energy	4.1
Diversified Financials	3.3
Semiconductors & Semiconductor Equipment	2.1
Health Care Equipment & Services	2.0
Media	2.0
Retailing	1.9
Automobiles & Components	1.7
Materials	1.7
Food, Beverage & Tobacco	1.3
Household & Personal Products	1.3
Technology Hardware & Equipment	1.2
Food & Staples Retailing	1.0
Consumer Durables & Apparel	.9
Insurance	.9
Money Market Investment	.9
Consumer Services	.8
Transportation	.7
100.6

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	83,199,043	-	-	83,199,043
Equity Securities - Foreign Common Stocks+	2,009,968	-	-	2,009,968
Mutual Funds	101,779,377	-	-	101,779,377

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

 Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Stock Fund
November 30, 2014 (Unaudited)

Common Stocks--99.9%	Shares		Value ($)
Banks--4.5%
Bank of America	481,300		8,201,352
Citigroup	108,130		5,835,776
JPMorgan Chase & Co.	25,056		1,507,369
Wells Fargo & Co.	120,530		6,566,474
			22,110,971
Capital Goods--6.5%
Caterpillar	47,690		4,797,614
Emerson Electric	13,800		879,750
General Electric	152,071		4,028,361
Honeywell International	13,610		1,348,343
Lockheed Martin	25,290		4,844,552
Masco	161,110		3,898,862
Northrop Grumman	38,220		5,386,345
Rockwell Automation	6,865		792,290
SPX	27,080		2,428,805
Textron	84,510		3,660,973
			32,065,895
Commercial & Professional Services--.7%
IHS, Cl. A	28,680	a	3,512,153
Consumer Services--2.5%
Las Vegas Sands	50,980		3,246,916
Royal Caribbean Cruises	61,750		4,553,445
Wyndham Worldwide	53,475		4,457,676
			12,258,037
Diversified Financials--5.2%
Affiliated Managers Group	16,060	a	3,269,655
American Express	10,095		932,980
Berkshire Hathaway, Cl. B	58,470	a	8,693,904
Franklin Resources	70,805		4,025,972
Moody's	11,500		1,161,615
Navient	40,380		846,365
T. Rowe Price Group	52,430		4,376,332
Waddell & Reed Financial, Cl. A	49,400		2,375,152
			25,681,975
Energy--9.5%
Baker Hughes	56,195		3,203,115
Chevron	13,105		1,426,741
ConocoPhillips	73,455		4,853,172
EOG Resources	44,310		3,842,563
EQT	31,880		2,900,442
Exxon Mobil	140,325		12,705,026
Marathon Petroleum	53,445		4,814,860
National Oilwell Varco	19,925		1,335,772
Occidental Petroleum	42,750		3,410,168
Phillips 66	19,410		1,417,318
Schlumberger	11,375		977,681
Tesoro	23,540		1,803,635
Valero Energy	78,650		3,823,176
			46,513,669
Exchange-Traded Funds--.2%

SPDR S&P 500 ETF Trust	5,565		1,153,068
Food & Staples Retailing--3.2%
CVS Health	78,015		7,127,450
Kroger	66,500		3,979,360
Wal-Mart Stores	53,590		4,691,269
			15,798,079
Food, Beverage & Tobacco--6.5%
Altria Group	131,400		6,604,164
Archer-Daniels-Midland	80,870		4,260,232
Coca-Cola	21,035		942,999
Hershey	31,465		3,155,310
Mondelez International, Cl. A	148,515		5,821,788
Monster Beverage	31,905	a	3,578,146
PepsiCo	58,210		5,826,821
Pilgrim's Pride	51,060	a	1,649,238
			31,838,698
Health Care Equipment & Services--5.0%
Abbott Laboratories	60,120		2,675,941
Aetna	10,275		896,391
Boston Scientific	298,235	a	3,838,284
C.R. Bard	21,680		3,628,148
Cigna	19,560		2,012,528
Medtronic	80,150		5,920,681
WellPoint	43,340		5,543,619
			24,515,592
Household & Personal Products--1.2%
Estee Lauder, Cl. A	57,370		4,253,412
Procter & Gamble	17,750		1,605,133
			5,858,545
Insurance--1.3%
Prudential Financial	19,575		1,663,484
Travelers	44,525		4,650,636
			6,314,120
Materials--2.0%
Cabot	64,615		2,783,614
Dow Chemical	38,045		1,851,650
LyondellBasell Industries, Cl. A	12,970		1,022,814
PPG Industries	5,010		1,096,288
Westlake Chemical	46,180		2,937,048
			9,691,414
Media--3.9%
CBS, Cl. B	39,545		2,170,230
Comcast, Cl. A	83,430		4,758,847
Time Warner	43,990		3,744,429
Walt Disney	89,105		8,243,104
			18,916,610
Pharmaceuticals, Biotech & Life Sciences--11.0%
AbbVie	36,305		2,512,306
Allergan	6,435		1,376,382
Amgen	47,655		7,877,848
Biogen Idec	7,145	a	2,198,445
Covance	23,150	a	2,375,653
Eli Lilly & Co.	12,275		836,173
Gilead Sciences	78,600	a	7,885,152
Johnson & Johnson	102,460		11,091,295
Merck & Co.	93,690		5,658,876
Mettler-Toledo International	11,240	a	3,296,242

Pfizer	289,760		9,026,024
			54,134,396
Real Estate--3.3%
Corrections Corporation of America	87,995	b	3,189,819
Host Hotels & Resorts	163,955	b	3,810,314
Public Storage	22,040	b	4,135,365
Simon Property Group	5,140	b	929,312
Taubman Centers	49,075	b	3,900,972
			15,965,782
Retailing--4.0%
Bed Bath & Beyond	61,385	a	4,503,817
Home Depot	75,755		7,530,047
Lowe's	101,700		6,491,511
Macy's	18,425		1,195,967
			19,721,342
Semiconductors & Semiconductor Equipment--1.7%
Intel	70,330		2,619,793
Micron Technology	165,075	a	5,934,446
			8,554,239
Software & Services--12.0%
Accenture, Cl. A	57,890		4,997,644
ANSYS	12,425	a	1,037,736
Cognizant Technology Solutions,
Cl. A	85,025	a	4,590,500
DST Systems	9,340		926,995
Facebook, Cl. A	91,335	a	7,096,730
Google, Cl. A	10,105	a	5,548,453
Google, Cl. C	10,110	a	5,477,901
International Business Machines	18,295		2,966,900
Intuit	19,815		1,860,034
MasterCard, Cl. A	42,915		3,746,050
Microsoft	101,448		4,850,229
Oracle	191,525		8,122,575
Visa, Cl. A	29,380		7,585,622
			58,807,369
Technology Hardware & Equipment--7.5%
Apple	109,170		12,983,588
Corning	211,505		4,445,835
Hewlett-Packard	175,980		6,873,779
NetApp	80,960		3,444,848
QUALCOMM	92,085		6,712,997
SanDisk	23,505		2,431,827
			36,892,874
Telecommunication Services--3.8%
AT&T	238,514		8,438,625
CenturyLink	43,775		1,784,707
Verizon Communications	167,545		8,476,102
			18,699,434
Transportation--1.9%
Kirby	29,705	a	2,855,839
Southwest Airlines	147,540		6,170,123
			9,025,962
Utilities--2.5%
Ameren	22,510		970,406
Duke Energy	47,190		3,817,671
Entergy	53,935		4,525,147
NextEra Energy	25,650		2,677,604

		11,990,828
Total Common Stocks
(cost $390,850,490)		490,021,052

Other Investment--.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $41,854)	41,854 [c]	41,854
Total Investments (cost $390,892,344)	99.9%	490,062,906
Cash and Receivables (Net)	.1%	551,494
Net Assets	100.0%	490,614,400

ETF--Exchange-Traded Fund

a	Non-income producing security.
b	Investment in real estate investment trust.
c	Investment in affiliated money market mutual fund.

At November 30, 2014, net unrealized appreciation on investments was $99,170,562 of which $106,134,801 related to appreciated investment securities and $6,964,239 related to depreciated investment securities. At November 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	12.0
Pharmaceuticals, Biotech & Life Sciences	11.0
Energy	9.5
Technology Hardware & Equipment	7.5
Capital Goods	6.5
Food, Beverage & Tobacco	6.5
Diversified Financials	5.2
Health Care Equipment & Services	5.0
Banks	4.5
Retailing	4.0
Media	3.9
Telecommunication Services	3.8
Real Estate	3.3
Food & Staples Retailing	3.2
Consumer Services	2.5
Utilities	2.5
Materials	2.0
Transportation	1.9
Semiconductors & Semiconductor Equipment	1.7
Insurance	1.3
Household & Personal Products	1.2
Commercial & Professional Services	.7
Exchange-Traded Funds	.2
Money Market Investment	.0
99.9

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	490,021,052	-	-	490,021,052
Mutual Funds	41,854	-	-	41,854

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Massachusetts Intermediate Municipal Bond Fund
November 30, 2014 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--97.7%	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts--92.2%
Barnstable,
GO	4.00	9/15/21	580,000		668,601
Bellingham,
GO (Municipal Purpose Loan)	4.00	9/1/19	460,000		521,548
Bellingham,
GO (Municipal Purpose Loan)	5.00	9/1/23	305,000		377,108
Boston,
GO	4.00	4/1/18	3,000,000		3,323,790
Boston,
GO	5.00	4/1/20	5,000,000		5,965,200
Boston,
GO	5.00	3/1/21	2,000,000		2,197,320
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/17	2,000,000		2,255,040
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/18	1,500,000		1,735,035
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/25	2,500,000		2,922,875
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/26	2,480,000		2,862,614
Canton,
GO (Municipal Purpose Loan)	5.00	3/15/21	1,250,000		1,508,500
Falmouth,
GO (Municipal Purpose Loan)	4.00	11/15/19	625,000		707,719
Falmouth,
GO (Municipal Purpose Loan)	4.00	11/15/20	605,000		688,992
Groton-Dunstable Regional School
District, GO	5.00	9/1/20	725,000		861,728
Haverhill,
GO (State Qualified Municipal
Purpose Loan) (Insured;
National Public Finance
Guarantee Corp.)	5.00	6/1/18	505,000		539,537
Massachusetts,
Federal Highway GAN
(Accelerated Bridge Program)	5.00	6/15/22	3,000,000		3,662,280
Massachusetts,
GO	0.62	11/1/18	2,500,000	a	2,527,650
Massachusetts,
GO	5.25	8/1/21	1,975,000		2,411,574
Massachusetts,
GO	5.25	8/1/23	1,000,000		1,251,150
Massachusetts,
GO (Consolidated Loan)	5.00	7/1/23	2,500,000		3,070,525

Massachusetts,
GO (Consolidated Loan)	5.00	8/1/23	310,000		366,401
Massachusetts,
GO (Consolidated Loan)	5.00	7/1/25	5,575,000		6,643,728
Massachusetts,
GO (Consolidated Loan)	5.00	11/1/25	2,250,000		2,702,790
Massachusetts,
GO (Consolidated Loan)	5.00	8/1/26	5,000,000		5,925,100
Massachusetts,
GO (Consolidated Loan) (Green
Bonds)	5.00	9/1/22	1,650,000		2,008,215
Massachusetts,
GO (Consolidated Loan)
(Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.25	8/1/17	5,825,000	b	6,545,378
Massachusetts,
GO (Consolidated Loan)
(Insured; FGIC)	5.50	8/1/18	1,035,000		1,207,038
Massachusetts,
GO (Consolidated Loan)
(Prerefunded)	5.00	8/1/16	1,000,000	b	1,077,500
Massachusetts,
GO (Consolidated Loan)
(Prerefunded)	5.00	8/1/18	4,000,000	b	4,608,160
Massachusetts,
GO (Insured; AMBAC)	5.50	10/1/18	225,000		263,756
Massachusetts,
Special Obligation Dedicated
Tax Revenue (Insured; National
Public Finance Guarantee Corp.)	2.05	1/1/16	3,540,000	a	3,640,430
Massachusetts,
Transportation Fund Revenue
(Accelerated Bridge Program)	5.00	6/1/20	1,680,000		2,010,305
Massachusetts,
Transportation Fund Revenue
(Accelerated Bridge Program)	5.00	6/1/21	2,100,000		2,546,817
Massachusetts,
Transportation Fund Revenue
(Accelerated Bridge Program)	5.00	6/1/22	3,350,000		4,010,151
Massachusetts Bay Transportation
Authority, Assessment Revenue	4.00	7/1/17	1,805,000		1,967,215
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.00	7/1/18	4,000,000		4,591,320
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.25	7/1/18	1,250,000		1,445,825
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.00	7/1/20	2,500,000		2,989,875
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.25	7/1/20	1,500,000		1,814,070
Massachusetts Bay Transportation
Authority, Senior Sales Tax

Revenue	5.25	7/1/21	900,000	1,102,239
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.25	7/1/21	2,000,000	2,449,420
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.25	7/1/21	2,500,000	3,061,775
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.25	7/1/22	2,430,000	3,010,770
Massachusetts Clean Energy
Cooperative Corporation, Clean
Energy Cooperative Revenue (A
Massachusetts Municipal
Lighting Plant Cooperative)	5.00	7/1/28	1,250,000	1,464,400
Massachusetts College Building
Authority, Project Revenue	5.00	5/1/23	1,000,000	1,145,020
Massachusetts College Building
Authority, Project Revenue	5.00	5/1/27	3,000,000	3,574,530
Massachusetts Department of
Transportation, Metropolitan
Highway System Subordinated
Revenue (Commonwealth Contract
Assistance Secured)	5.00	1/1/35	1,460,000	1,647,975
Massachusetts Development Finance
Agency, Higher Education
Revenue (Emerson College Issue)	5.00	1/1/16	1,000,000	1,043,590
Massachusetts Development Finance
Agency, Higher Education
Revenue (Emerson College Issue)	5.00	1/1/19	1,055,000	1,137,216
Massachusetts Development Finance
Agency, Higher Education
Revenue (Emerson College Issue)	5.00	1/1/22	2,000,000	2,147,240
Massachusetts Development Finance
Agency, Revenue (Baystate
Medical Center Issue)	5.00	7/1/24	350,000	412,597
Massachusetts Development Finance
Agency, Revenue (Boston
College Issue)	5.00	7/1/19	950,000	1,113,818
Massachusetts Development Finance
Agency, Revenue (Boston
College Issue)	5.00	7/1/19	900,000	1,055,196
Massachusetts Development Finance
Agency, Revenue (Boston
College Issue)	5.00	7/1/20	1,000,000	1,110,860
Massachusetts Development Finance
Agency, Revenue (Children's
Hospital Issue)	5.00	10/1/46	5,000,000	5,670,900
Massachusetts Development Finance
Agency, Revenue (College of
the Holy Cross Issue)	5.00	9/1/21	1,800,000	2,049,390
Massachusetts Development Finance
Agency, Revenue (Curry College
Issue) (Insured; ACA)	4.75	3/1/20	530,000	552,387
Massachusetts Development Finance

Agency, Revenue (Curry College
Issue) (Insured; ACA)	5.25	3/1/26	1,000,000	1,048,840
Massachusetts Development Finance
Agency, Revenue (Partners
HealthCare System Issue)	5.00	7/1/25	1,825,000	2,125,961
Massachusetts Development Finance
Agency, Revenue (Partners
HealthCare System Issue)	5.00	7/1/31	675,000	772,760
Massachusetts Development Finance
Agency, Revenue (Southcoast
Health System Obligated Group
Issue)	4.00	7/1/20	530,000	580,520
Massachusetts Development Finance
Agency, Revenue (Southcoast
Health System Obligated Group
Issue)	5.00	7/1/27	500,000	579,745
Massachusetts Development Finance
Agency, Revenue (The Broad
Institute Issue)	5.25	4/1/23	3,675,000	4,377,623
Massachusetts Development Finance
Agency, Revenue (The Broad
Institute Issue)	5.25	4/1/24	2,500,000	2,968,150
Massachusetts Development Finance
Agency, Revenue (The Park
School Issue)	5.00	9/1/21	300,000	350,658
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	5.00	1/1/15	600,000	602,196
Massachusetts Development Finance
Agency, Revenue (Worcester
City Campus Corporation Issue)
(University of Massachusetts
Project)	4.00	10/1/17	730,000	799,168
Massachusetts Development Finance
Agency, Revenue (Worcester
City Campus Corporation Issue)
(University of Massachusetts
Project)	5.00	10/1/19	910,000	1,069,814
Massachusetts Development Finance
Agency, Revenue (Worcester
City Campus Corporation Issue)
(University of Massachusetts
Project)	5.00	10/1/20	905,000	1,078,009
Massachusetts Development Finance
Agency, Revenue (Worcester
City Campus Corporation Issue)
(University of Massachusetts
Project)	5.00	10/1/21	830,000	999,196
Massachusetts Development Finance
Agency, RRR (Waste Management,
Inc. Project)	2.13	12/1/15	1,250,000	1,266,850
Massachusetts Development Finance
Agency, Special Obligation
Revenue (Commonwealth Contract
Assistance)	5.00	5/1/34	2,755,000	3,163,704
Massachusetts Development Finance

Agency, Special Obligation
Revenue (Commonwealth Contract
Assistance)	5.00	5/1/39	1,460,000		1,655,640
Massachusetts Development Finance
Agency, SWDR (Dominion Energy
Brayton Point Issue)
(Prerefunded)	5.75	5/1/19	2,000,000	b	2,403,340
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Issue I)	4.00	1/1/18	2,500,000		2,692,425
Massachusetts Health and
Educational Facilities
Authority, Revenue (Berklee
College of Music Issue)	5.00	10/1/24	2,155,000		2,375,650
Massachusetts Health and
Educational Facilities
Authority, Revenue (Berklee
College of Music Issue)	5.00	10/1/32	2,000,000		2,183,900
Massachusetts Health and
Educational Facilities
Authority, Revenue (Berklee
College of Music Issue)	5.00	10/1/37	3,250,000		3,545,035
Massachusetts Health and
Educational Facilities
Authority, Revenue (Cape Cod
Healthcare Obligated Group
Issue) (Insured; Assured
Guaranty Corp.)	5.13	11/15/35	1,000,000		1,113,660
Massachusetts Health and
Educational Facilities
Authority, Revenue (CareGroup
Issue)	5.00	7/1/18	690,000		786,076
Massachusetts Health and
Educational Facilities
Authority, Revenue (CareGroup
Issue) (Capital Asset Program)
(Insured; National Public
Finance Guarantee Corp.)	5.38	2/1/27	1,650,000		1,847,951
Massachusetts Health and
Educational Facilities
Authority, Revenue (CareGroup
Issue) (Insured; National
Public Finance Guarantee Corp.)	5.25	7/1/20	1,000,000		1,130,230
Massachusetts Health and
Educational Facilities
Authority, Revenue (CareGroup
Issue) (Insured; National
Public Finance Guarantee Corp.)	5.25	7/1/23	1,325,000		1,492,599
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Dana-Farber Cancer Institute
Issue)	5.25	12/1/22	2,750,000		3,141,078
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Dana-Farber Cancer Institute

Issue)	5.25	12/1/27	2,000,000	2,276,060
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.00	12/15/21	500,000	609,705
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.00	12/15/25	2,500,000	2,946,750
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.00	12/15/27	3,230,000	3,789,178
Massachusetts Health and
Educational Facilities
Authority, Revenue (Isabella
Stewart Gardner Museum Issue)	5.00	5/1/21	1,400,000	1,603,028
Massachusetts Health and
Educational Facilities
Authority, Revenue (Isabella
Stewart Gardner Museum Issue)	5.00	5/1/26	2,525,000	2,879,586
Massachusetts Health and
Educational Facilities
Authority, Revenue (Isabella
Stewart Gardner Museum Issue)	5.00	5/1/27	1,000,000	1,140,430
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.50	7/1/22	1,800,000	2,273,562
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.00	7/1/23	3,335,000	4,124,194
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	5.00	10/1/24	2,495,000	2,902,658
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	5.00	10/1/24	1,000,000	1,176,010
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	5.63	10/1/29	3,000,000	3,505,410
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	5.00	10/1/30	3,000,000	3,438,960
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/18	1,500,000	1,661,025
Massachusetts Health and

Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/21	1,235,000		1,364,119
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/22	250,000		275,730
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	7.50	10/1/22	1,000,000		1,218,140
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	8.00	10/1/29	1,060,000		1,124,808
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	8.00	10/1/39	885,000		939,808
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue) (Prerefunded)	8.00	10/1/15	740,000	b	788,840
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue) (Prerefunded)	8.00	10/1/15	615,000	b	655,590
Massachusetts Health and
Educational Facilities
Authority, Revenue (Suffolk
University Issue)	6.25	7/1/30	2,100,000		2,459,982
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.25	8/15/23	1,000,000		1,145,100
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.38	8/15/38	2,000,000		2,275,040
Massachusetts Housing Finance
Agency, Housing Revenue	4.00	6/1/19	3,170,000		3,466,902
Massachusetts Port Authority,
Revenue	5.00	7/1/19	400,000		467,800
Massachusetts Port Authority,
Revenue	4.00	7/1/20	1,000,000		1,131,320
Massachusetts Port Authority,
Revenue	5.00	7/1/21	525,000		630,803
Massachusetts Port Authority,
Revenue	5.00	7/1/27	1,345,000		1,553,045
Massachusetts Port Authority,
Revenue	5.00	7/1/28	2,500,000		2,898,500
Massachusetts Port Authority,
Revenue	5.00	7/1/33	2,000,000		2,335,740
Massachusetts School Building
Authority, Dedicated Sales Tax

Revenue (Insured; AMBAC)	5.00	8/15/20	4,000,000		4,466,520
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/26	4,000,000		4,801,160
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/29	4,700,000		5,539,373
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/30	2,000,000		2,343,380
Massachusetts Turnpike Authority,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.) (Escrowed to
Maturity)	5.00	1/1/20	4,395,000		4,886,493
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.00	8/1/18	75,000		75,301
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.25	8/1/20	1,700,000		2,063,154
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.25	8/1/22	2,350,000		2,926,032
Massachusetts Water Pollution
Abatement Trust (Pool Program)
(Prerefunded)	5.00	8/1/17	2,625,000	b	2,932,230
Massachusetts Water Pollution
Abatement Trust, State
Revolving Fund Revenue	5.00	8/1/19	3,000,000		3,534,390
Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue
(MWRA Program)	5.75	8/1/29	155,000		155,665
Massachusetts Water Resources
Authority, General Revenue	5.00	8/1/19	2,475,000		2,911,120
Massachusetts Water Resources
Authority, General Revenue	5.00	8/1/27	5,000,000		5,821,200
Massachusetts Water Resources
Authority, General Revenue	5.00	8/1/28	500,000		590,370
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/24	2,340,000		2,608,515
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.25	8/1/17	95,000	b	106,749
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.25	8/1/17	65,000	b	73,039
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)

(Prerefunded)	5.25	8/1/17	160,000	b	179,787
Metropolitan Boston Transit
Parking Corporation,
Systemwide Senior Lien Parking
Revenue	5.00	7/1/25	1,000,000		1,179,680
Middleborough,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	12/15/16	1,000,000		1,091,990
Middleborough,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	12/15/18	1,275,000		1,386,639
Newton,
GO	5.00	4/1/39	2,500,000		2,835,450
Northbridge,
GO (Insured; AMBAC)	5.25	2/15/17	60,000		60,253
Pembroke,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	8/1/20	960,000		1,030,781
Springfield Water and Sewer
Commission, General Revenue
(Insured; AMBAC) (Prerefunded)	5.00	7/15/16	1,175,000	b	1,263,560
Springfield Water and Sewer
Commission, General Revenue
(Insured; AMBAC) (Prerefunded)	5.00	7/15/16	1,235,000	b	1,328,082
University of Massachusetts
Building Authority, Project
Revenue	5.00	11/1/18	1,370,000		1,581,802
Westwood,
GO	4.00	6/1/18	1,105,000		1,225,533
Worcester,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	4/1/18	625,000		635,087
New Jersey--.8%
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.00	6/15/42	2,500,000		2,640,500
New York--.9%
New York Liberty Development
Corporation, Revenue (3 World
Trade Center Project)	5.15	11/15/34	1,000,000	c	1,039,490
New York Liberty Development
Corporation, Revenue (3 World
Trade Center Project)	5.00	11/15/44	1,750,000	c	1,785,770
Texas--.5%
Centerville Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/44	1,315,000		1,480,887
U.S. Related--3.3%
Guam,
Business Privilege Tax Revenue	5.00	1/1/25	1,500,000		1,716,585
Guam,
Hotel Occupancy Tax Revenue	6.00	11/1/26	500,000		597,090
Guam,

LOR (Section 30)	5.63	12/1/29	1,000,000		1,102,400
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/15	1,135,000		1,145,612
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/19	1,000,000		1,048,200
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/23	1,750,000		893,357
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/17	1,000,000		1,002,670
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; FGIC)	5.25	7/1/15	305,000		281,082
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; FGIC)	5.25	7/1/16	330,000		270,052
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/20	2,000,000		1,340,740
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.75	8/1/32	1,000,000	d	775,400
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.25	8/1/33	750,000	d	428,962
Total Long-Term Municipal Investments
(cost $295,254,164)					312,562,916
Short-Term Municipal	Coupon	Maturity	Principal
Investment--1.0%	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts;
Massachusetts,
GO Notes (Central Artery/Ted
Williams Tunnel Infrastructure
Loan Act of 2000) (Liquidity
Facility; Bank of America)	0.04	12/1/14	500,000	e	500,000
Massachusetts,
GO Notes (Consolidated Loan)
(Liquidity Facility; Wells
Fargo Bank)	0.03	12/1/14	700,000	e	700,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Amherst
College Issue)	0.04	12/1/14	1,100,000	e	1,100,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Museum of
Fine Arts Issue) (Liquidity
Facility; Bank of America)	0.05	12/1/14	1,000,000	e	1,000,000

Total Short-Term Municipal Investments
(cost $3,300,000)		3,300,000
Total Investments (cost $298,554,164)	98.7%	315,862,916
Cash and Receivables (Net)	1.3%	4,270,070
Net Assets	100.0%	320,132,986

a Variable rate security--interest rate subject to periodic change.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2014, these securities were valued at $2,825,260 or 0.9% of net assets.
d Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
e Variable rate demand note - rate shown is the interest rate in effect at November 30, 2014. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At November 30, 2014, net unrealized appreciation on investments was $17,308,752 of which $19,251,066 related to appreciated investment securities and $1,942,314 related to depreciated investment securities. At November 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation ARRN		Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option
Tender

MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

STATEMENT OF FINANCIAL FUTURES
11/30/2014 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 11/30/2014($)
Financial Futures Short
U.S. Treasury 5 Year Notes	50	(5,974,609)	March 2015	(12,694)
U.S. Treasury 10 Year Notes	120	(15,245,625)	March 2015	(65,220)

				(77,914)

The following is a summary of the inputs used as of November 30, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds+	-	315,862,916	-	315,862,916
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(77,914)	-	-	(77,914)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

 Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available,

or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end November 30, 2014 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Mid Cap Multi-Strategy Fund
November 30, 2014 (Unaudited)

Common Stocks--98.7%	Shares		Value ($)
Automobiles & Components--1.7%
BorgWarner	21,180		1,197,941
Delphi Automotive	31,160		2,273,122
Gentex	13,500		480,060
Goodyear Tire & Rubber	23,150		634,542
Harley-Davidson	22,210		1,547,593
Lear	140,458		13,471,327
Tenneco	29,907	a	1,625,445
Tesla Motors	8,990	a,b	2,198,235
Thor Industries	7,630		448,339
TRW Automotive Holdings	101,262	a	10,470,491
Visteon	7,780	a	762,440
			35,109,535
Banks--3.8%
BB&T	144,157		5,418,862
BOK Financial	11,500		741,175
CIT Group	19,940		973,072
Comerica	357,726		16,673,609
Cullen/Frost Bankers	14,850		1,108,701
East West Bancorp	211,503		7,776,965
Fifth Third Bancorp	489,057		9,839,827
First Citizens Bancshares, Cl. A	2,500		634,000
First Horizon National	48,180		614,777
First Niagara Financial Group	63,160		516,017
Fulton Financial	74,230		886,306
Hudson City Bancorp	80,230		785,452
Huntington Bancshares	365,814		3,698,380
KeyCorp	44,020		594,270
M&T Bank	11,260		1,418,985
New York Community Bancorp	61,590		978,665
People's United Financial	56,980		842,164
Popular	18,490		603,514
Prosperity Bancshares	91,810		5,157,886
Regions Financial	126,240		1,271,237
Signature Bank	44,849	a	5,438,838
SunTrust Banks	313,841		12,330,813
TCF Financial	33,090		513,557
Zions Bancorporation	31,720		890,063
			79,707,135
Capital Goods--9.3%
AECOM Technology	17,410	a	557,294
Allegion	13,756		740,761
AMETEK	181,562		9,252,399
B/E Aerospace	17,250	a	1,343,257
Beacon Roofing Supply	86,961	a	2,354,904
Carlisle	22,948		2,051,551
Chicago Bridge & Iron Co.	14,398		720,332
Curtiss-Wright	29,637		2,101,263
Donaldson	112,371		4,382,469
Dover	76,602		5,897,588
Fastenal	77,034	b	3,481,937
Flowserve	50,046		2,946,208
Fluor	131,071		8,125,091

Fortune Brands Home & Security	14,200		637,864
Generac Holdings	812	a	35,225
Graco	53,710		4,302,171
Hexcel	126,820	a	5,490,038
Hubbell, Cl. B	9,069		968,569
Huntington Ingalls Industries	44,920		4,894,932
IDEX	106,051		8,145,777
Ingersoll-Rand	185,850		11,719,701
KBR	26,080		439,187
L-3 Communications Holdings	9,060		1,128,876
Lincoln Electric Holdings	11,160		803,966
Masco	190,430		4,608,406
Middleby	42,590	a	4,073,308
MSC Industrial Direct, Cl. A	9,890		768,156
Navistar International	9,390	a	336,162
Nordson	9,685		756,883
Owens Corning	18,420		641,753
PACCAR	137,390		9,207,878
Pall	43,679		4,197,989
Parker Hannifin	155,784		20,100,810
Pentair	11,890		769,402
Quanta Services	29,180	a	889,990
Regal-Beloit	154,268		11,156,662
Rockwell Automation	8,570		989,064
Rockwell Collins	16,770		1,434,338
Roper Industries	35,031		5,528,592
Sensata Technologies Holding	117,400	a	5,819,518
Snap-on	3,705		501,398
SPX	5,555		498,228
Stanley Black & Decker	31,963		3,018,586
Terex	17,940		514,878
Textron	26,790		1,160,543
Timken	43,107		1,844,549
TransDigm Group	8,180		1,617,922
Triumph Group	11,410		776,565
United Rentals	65,830	a	7,459,197
Veritiv	771		38,743
W.W. Grainger	33,108		8,133,973
WABCO Holdings	28,457	a	2,920,257
Wabtec	66,818		5,912,725
WESCO International	35,518	a	2,926,328
Xylem	21,890		839,263
			191,963,426
Commercial & Professional Services--2.3%
ADT	17,325	b	605,335
Avery Dennison	50,585		2,504,463
Cintas	16,745		1,224,897
Copart	101,061	a	3,672,557
DeVry Education Group	14,200		693,812
FTI Consulting	24,600	a	953,742
IHS, Cl. A	38,708	a	4,740,182
Manpowergroup	55,799		3,730,721
Pitney Bowes	20,740		510,619
R.R. Donnelley & Sons	37,630		633,689
Republic Services	29,945		1,186,121
Robert Half International	126,407		7,178,654
Stericycle	32,145	a	4,144,133
Towers Watson & Co., Cl. A	86,324		9,751,159
Verisk Analytics, Cl. A	64,009	a	3,967,278

Waste Connections	27,740		1,309,605
			46,806,967
Consumer Durables & Apparel--4.6%
Brunswick	71,044		3,529,466
Carter's	28,514		2,372,650
Coach	14,590		541,581
D.R. Horton	12,075		307,792
Deckers Outdoor	70,016	a	6,771,947
DSW, Cl. A	78,606		2,788,941
Fossil Group	8,220	a	918,338
Garmin	13,590	b	778,707
Hanesbrands	12,810		1,482,373
Harman International Industries	3,115		338,071
Hasbro	11,850		701,520
Jarden	132,923	a	5,868,528
Leggett & Platt	22,780		958,810
Lennar, Cl. A	9,160		432,718
Mattel	27,510		867,941
Michael Kors Holdings	82,940	a	6,362,327
Mohawk Industries	1,835	a	281,838
Newell Rubbermaid	379,234		13,769,987
NVR	650	a	818,136
Polaris Industries	87,294		13,679,843
PulteGroup	29,770		643,925
PVH	92,520		11,762,993
Ralph Lauren	46,875		8,667,188
Toll Brothers	36,670	a	1,283,083
Tupperware Brands	8,780		590,455
Under Armour, Cl. A	82,777	a	6,000,505
VF	28,880		2,170,910
Whirlpool	8,340		1,552,658
			96,243,231
Consumer Services--1.3%
Brinker International	12,330		694,549
Chipotle Mexican Grill	9,049	a	6,005,097
Darden Restaurants	10,680		608,653
Hyatt Hotels, Cl. A	9,770	a	575,746
International Game Technology	41,950		714,409
Marriott International, Cl. A	11,320		891,903
MGM Resorts International	53,440	a	1,218,966
Panera Bread, Cl. A	61,732	a,b	10,333,937
Royal Caribbean Cruises	10,310		760,259
Service Corporation International	28,130		635,738
Starwood Hotels & Resorts
Worldwide	18,750	c	1,481,250
Wyndham Worldwide	13,420		1,118,691
Wynn Resorts	9,360		1,671,790
			26,710,988
Diversified Financials--8.7%
Affiliated Managers Group	29,929	a	6,093,245
Ameriprise Financial	22,290		2,937,153
Blackstone Group	78,930		2,645,734
Charles Schwab	100,425		2,844,036
Discover Financial Services	244,639		16,036,086
Dun & Bradstreet	9,890		1,255,536
E*TRADE Financial	521,690	a	11,899,749
Equifax	152,084		12,098,282
FNFV Group	90,280	a	1,288,296
H&R Block	101,799		3,424,518

IntercontinentalExchange Group	59,756		13,504,258
Invesco	262,500		10,594,500
Legg Mason	19,970		1,133,298
Leucadia National	267,926		6,197,128
McGraw-Hill Financial	65,264		6,099,573
Moody's	37,055		3,742,926
NASDAQ OMX Group	23,680		1,063,469
Navient	170,970		3,583,531
Northern Trust	19,900		1,347,827
Principal Financial Group	32,030		1,706,238
Raymond James Financial	298,980		16,832,574
SEI Investments	93,702		3,713,410
SLM	1,107,836		10,723,852
State Street	37,816		2,901,622
T. Rowe Price Group	90,120		7,522,316
TD Ameritrade Holding	548,205		18,973,375
Voya Financial	236,400		9,900,432
			180,062,964
Energy--4.2%
Antero Resources	34,249	a	1,606,963
Cabot Oil & Gas	39,160		1,293,846
Cameron International	18,095	a	927,912
Cheniere Energy	25,110	a	1,657,009
Chesapeake Energy	34,790		704,845
Cimarex Energy	7,960		835,402
Concho Resources	92,321	a	8,793,575
CONSOL Energy	22,560		882,773
Denbury Resources	53,490		441,827
Diamondback Energy	17,343	a	978,145
Dresser-Rand Group	7,850	a	636,713
Energen	57,729		3,447,576
EQT	51,941		4,725,592
Exterran Holdings	137,510		4,606,585
FMC Technologies	13,305	a	635,580
Golar LNG	11,750	b	487,860
Helmerich & Payne	81,396		5,661,092
HollyFrontier	23,390		954,780
Kosmos Energy	117,458	a	979,600
Laredo Petroleum	11,650	a	121,743
Marathon Petroleum	47,494		4,278,734
Murphy Oil	20,310		983,410
Nabors Industries	64,540		846,765
Newfield Exploration	26,800	a	729,764
Noble Energy	37,660		1,852,119
Oceaneering International	61,599		3,862,873
ONEOK	16,190		876,850
Patterson-UTI Energy	17,430		308,337
Pioneer Natural Resources	13,960		1,999,491
QEP Resources	86,070		1,759,271
Range Resources	106,232		6,974,131
Rice Energy	53,182		1,324,232
RPC	15,280		203,071
SandRidge Energy	58,150	a,b	163,402
Seadrill	19,235	b	281,985
Seventy Seven Energy	2,485		19,333
SM Energy	22,116		960,940
Southwestern Energy	34,280	a	1,103,130
Superior Energy Services	21,720		419,413
Tesoro	114,511		8,773,833

Ultra Petroleum	18,690	a,b	370,997
Unit	9,140	a	349,331
Weatherford International	277,630	a	3,636,953
Western Refining	47,087		1,935,747
Whiting Petroleum	42,170	a	1,761,441
World Fuel Services	9,455		428,122
WPX Energy	22,110	a	300,033
			86,883,126
Exchange-Traded Funds--3.7%
iShares Russell Mid-Cap Growth ETF	151,490		14,214,307
Standard & Poor's Depository
Receipts S&P MidCap 400 ETF
Trust	234,930	b	61,753,700
			75,968,007
Food & Staples Retailing--.7%
Kroger	56,060		3,354,630
Rite Aid	208,039	a	1,140,054
Safeway	30,090		1,048,336
United Natural Foods	84,010	a	6,316,712
Whole Foods Market	43,480		2,131,824
			13,991,556
Food, Beverage & Tobacco--2.3%
Brown-Forman, Cl. B	16,310		1,582,885
Bunge	14,820		1,345,211
Campbell Soup	3,715		168,215
Coca-Cola Enterprises	71,601		3,146,148
ConAgra Foods	51,610		1,884,797
Constellation Brands, Cl. A	74,907	a	7,221,035
Dr. Pepper Snapple Group	17,770		1,314,980
Hain Celestial Group	41,551	a	4,704,404
Hershey	12,140		1,217,399
Hormel Foods	1,880		99,790
Ingredion	10,390		864,760
J.M. Smucker	37,171		3,812,629
Keurig Green Mountain	11,200		1,591,968
Lorillard	73,536		4,643,063
McCormick & Co.	13,680		1,016,834
Mead Johnson Nutrition	14,500		1,505,680
Molson Coors Brewing, Cl. B	7,145		552,666
Monster Beverage	15,620	a	1,751,783
Tyson Foods, Cl. A	95,944		4,062,269
WhiteWave Foods	165,650	a	6,067,760
			48,554,276
Health Care Equipment & Services--8.1%
Alere	14,850	a	592,366
Align Technology	199,872	a	11,372,717
Allscripts Healthcare Solutions	20,770	a	249,655
AmerisourceBergen	102,085		9,294,839
Boston Scientific	310,673	a	3,998,361
Brookdale Senior Living	211,610	a	7,495,226
C.R. Bard	23,881		3,996,485
Cardinal Health	67,594		5,555,551
CareFusion	96,803	a	5,727,833
Catamaran	418,138	a	21,299,950
Cerner	100,047	a	6,443,027
Cigna	75,390		7,756,877
Community Health Systems	13,803	a	649,845
Cooper	60,842		10,276,214
DaVita HealthCare Partners	35,710	a	2,732,886

DENTSPLY International	11,620		638,868
Edwards Lifesciences	9,665	a	1,253,357
HCA Holdings	19,930	a	1,388,922
Health Net	13,485	a	692,859
Henry Schein	13,220	a	1,813,784
Hill-Rom Holdings	10,970		501,987
Hologic	500	a	13,400
Humana	14,690		2,026,779
IDEXX Laboratories	23,652	a	3,532,426
IMS Health Holdings	213,897		5,347,425
Laboratory Corporation of America
Holdings	28,726	a	3,005,889
McKesson	25,379		5,348,878
MEDNAX	255,655	a	16,735,176
Omnicare	89,108		6,266,075
Quest Diagnostics	20,900		1,364,979
ResMed	19,620	b	1,043,784
Sirona Dental Systems	49,035	a	4,236,134
St. Jude Medical	54,746		3,720,538
Teleflex	12,897		1,536,678
Tenet Healthcare	13,327	a	640,362
Varian Medical Systems	52,092	a	4,610,663
Zimmer Holdings	45,283		5,084,828
			168,245,623
Household & Personal Products--.7%
Avon Products	45,390		443,914
Church & Dwight	144,033		11,048,771
Clorox	9,230		937,953
Energizer Holdings	7,260		943,945
Herbalife	7,270	b	314,427
Nu Skin Enterprises, Cl. A	5,340	b	223,212
			13,912,222
Insurance--3.5%
Alleghany	8,774	a	4,005,682
Allstate	81,558		5,558,178
Aon	28,850		2,668,336
Arthur J. Gallagher & Co.	5,750		275,713
Assurant	14,390		972,620
Assured Guaranty	22,780		582,257
Brown & Brown	78,423		2,525,221
Cincinnati Financial	5,090		259,335
Everest Re Group	8,640		1,515,370
FNF Group	309,000		10,011,600
Genworth Financial, Cl. A	56,510	a	513,676
Hartford Financial Services Group	177,800		7,343,140
Lincoln National	33,780		1,912,961
Loews	51,096		2,127,637
Markel	1,080	a	752,522
Marsh & McLennan	122,379		6,925,428
Old Republic International	41,500		627,895
PartnerRe	7,730		900,622
Progressive	80,080		2,181,379
Protective Life	22,080		1,539,197
Reinsurance Group of America	63,631		5,454,449
StanCorp Financial Group	11,030		729,083
Symetra Financial	71,859		1,628,325
Torchmark	74,344		3,995,990
Unum Group	45,080		1,497,558
Validus Holdings	17,600		730,400

W.R. Berkley	50,543		2,640,366
XL Group	100,852		3,582,263
			73,457,203
Materials--4.4%
Airgas	58,610		6,777,074
Albemarle	9,110	b	537,854
Alcoa	51,445		889,484
Allegheny Technologies	15,220		512,762
Ashland	9,860		1,124,533
Bemis	19,490		778,431
Celanese, Ser. A	17,280		1,038,010
CF Industries Holdings	4,080		1,094,052
Cliffs Natural Resources	26,950	b	245,784
Crown Holdings	125,730	a	6,223,635
Cytec Industries	20,800		1,000,480
Eastman Chemical	15,290		1,267,847
FMC	10,010		544,544
Graphic Packaging Holding	557,519	a	6,941,112
Huntsman	87,958		2,244,688
International Flavors & Fragrances	12,210		1,235,286
International Paper	112,513		6,055,450
Martin Marietta Materials	7,580		909,903
MeadWestvaco	18,200		815,360
Minerals Technologies	13,868		1,029,422
Mosaic	24,205		1,107,863
New Gold	469,942	a	1,884,467
Newmont Mining	285,777		5,258,297
Nucor	37,730		2,023,460
Owens-Illinois	135,168	a	3,465,708
Packaging Corporation of America	38,403		2,852,575
Rayonier Advanced Materials	8,266	b	203,757
Reliance Steel & Aluminum	10,830		692,470
Royal Gold	16,340		1,040,531
Sealed Air	29,410		1,162,577
Sherwin-Williams	6,320		1,547,515
Sigma-Aldrich	8,950		1,222,570
Sonoco Products	25,750		1,082,015
Steel Dynamics	43,240		974,630
Tahoe Rescouces	20,620		329,301
TimkenSteel	6,362		226,614
Valspar	148,351		12,448,132
Vulcan Materials	100,200		6,623,220
W.R. Grace & Co.	8,520	a	818,516
Yamana Gold	1,347,174		5,092,318
			91,322,247
Media--1.7%
AMC Networks, Cl. A	10,100	a	655,086
CBS, Cl. B	55,823		3,063,566
Charter Communications, Cl. A	2,165	a	367,401
Cinemark Holdings	23,625		857,824
Discovery Communications, Cl. A	22,600	a	788,740
Discovery Communications, Cl. C	22,600	a	768,626
DISH Network, Cl. A	18,320	a	1,454,791
DreamWorks Animation SKG, Cl. A	11,540	a,b	275,114
Gannett	30,760		1,001,238
IMAX	175,920	a	5,520,370
Interpublic Group of Companies	339,010		6,878,513
John Wiley & Sons, Cl. A	18,390		1,098,251
Liberty Broadband, Cl. A	2,552	a	139,952

Liberty Broadband, Cl. C	5,105	a	277,712
Liberty Media, Cl. A	10,210	a	375,422
Liberty Media, Cl. C	20,420	a	745,943
Liberty Ventures, Ser. A	7,451	a	273,005
Nielsen	28,240		1,179,585
Omnicom Group	118,715		9,173,108
Scripps Networks Interactive, Cl.
A	5,610		438,534
Starz, Cl. A	13,870	a	457,571
			35,790,352
Pharmaceuticals, Biotech & Life Sciences--5.1%
Actavis	24,795	a	6,709,775
Agilent Technologies	198,610		8,488,591
Alexion Pharmaceuticals	49,290	a	9,606,621
Alkermes	113,209	a	6,228,759
ARIAD Pharmaceuticals	10,210	a,b	72,593
Bio-Techne	7,290		667,837
BioMarin Pharmaceutical	14,270	a	1,280,304
Bruker	67,635	a	1,297,239
Charles River Laboratories
International	8,470	a	548,432
Covance	78,972	a	8,104,107
Cubist Pharmaceuticals	166,060	a	12,589,009
Endo International	20,865	a	1,526,692
Hospira	17,310	a	1,032,368
ICON	48,687	a	2,704,076
Illumina	13,980	a	2,668,642
Incyte	14,730	a	1,112,852
Jazz Pharmaceuticals	40,330	a	7,142,040
Medivation	10,610	a	1,229,593
Mettler-Toledo International	2,610	a	765,409
Mylan	45,520	a	2,667,927
Myriad Genetics	24,140	a,b	809,414
PAREXEL International	57,090	a	3,340,336
Perrigo Company	68,865		11,031,484
Pharmacyclics	4,400	a	613,316
QIAGEN	14,085	a,b	337,054
Vertex Pharmaceuticals	85,990	a	10,136,501
Waters	14,140	a	1,638,826
Zoetis	35,200		1,581,536
			105,931,333
Real Estate--4.8%
American Assets Trust	35,385	c	1,390,630
American Capital Agency	34,960	c	806,702
Annaly Capital Management	49,240	c	567,245
Apartment Investment & Management,
Cl. A	26,530	c	988,242
AvalonBay Communities	7,330	c	1,178,591
Boston Properties	53,403	c	6,923,165
Camden Property Trust	19,110	c	1,465,355
CBRE Group, Cl. A	206,426	a	6,964,813
Corrections Corporation of America	12,179	c	441,489
Crown Castle International	23,510		1,953,446
Digital Realty Trust	11,390	c	800,375
Equity Commonwealth	40,985		1,042,248
Equity Lifestyle Properties	25,960	c	1,287,876
Equity Residential	90,510	c	6,411,728
Essex Property Trust	22,755	c	4,605,839
Extra Space Storage	22,840	c	1,353,727

Federal Realty Investment Trust	2,485	c	329,660
Forest City Enterprises, Cl. A	28,360	a	612,292
Gaming and Leisure Properties	23,245		741,516
General Growth Properties	24,840	c	664,718
Hatteras Financial	38,970	c	746,665
HCP	38,155	c	1,709,344
Health Care REIT	16,570	c	1,220,546
Healthcare Trust of America, Cl. A	53,510		682,788
Home Properties	9,510	c	619,957
Hospitality Properties Trust	29,490	c	902,394
Host Hotels & Resorts	105,409	c	2,449,705
Iron Mountain	28,583		1,086,440
Kimco Realty	199,139	c	5,068,088
Macerich	80,072	c	6,332,094
MFA Financial	132,670	c	1,111,775
Plum Creek Timber	22,180	c	924,462
Prologis	43,040	c	1,819,731
Rayonier	24,799	c	676,517
Realogy Holdings	284,735	a	13,103,505
Realty Income	14,755	b,c	685,517
Regency Centers	58,939	c	3,623,570
SL Green Realty	53,919	c	6,262,153
Spirit Realty Capital	64,200	c	751,782
Starwood Property Trust	10,850	c	261,051
Two Harbors Investment	106,240		1,116,582
UDR	28,390	c	873,844
Ventas	25,810	c	1,846,706
Vornado Realty Trust	14,720	c	1,642,163
Weingarten Realty Investors	36,400	c	1,324,960
Weyerhaeuser	48,470	c	1,711,476
WP Carey	9,295		633,361
			99,716,833
Retailing--5.4%
Advance Auto Parts	61,491		9,044,096
AutoZone	3,700	a	2,137,527
Bed Bath & Beyond	11,510	a	844,489
Best Buy	18,690		736,573
Big Lots	13,740		697,992
CarMax	24,630	a	1,403,417
Dick's Sporting Goods	160,317		8,113,643
Dollar General	29,430	a	1,964,158
Dollar Tree	14,350	a	980,966
Expedia	65,877		5,738,545
Family Dollar Stores	380		30,039
Foot Locker	75,592		4,330,666
GameStop, Cl. A	17,020	b	643,526
Gap	18,975		751,410
Genuine Parts	13,330		1,370,057
GNC Holdings, Cl. A	6,170		272,837
Groupon	37,460	a	282,074
J.C. Penney	38,875	a,b	311,389
Kohl's	15,600		930,072
L Brands	16,100		1,302,490
Liberty Interactive, Cl. A	169,679	a	4,946,143
LKQ	379,401	a	11,021,599
Macy's	118,953		7,721,239
Murphy USA	9,507	a	605,786
Netflix	5,570	a	1,930,506
Nordstrom	9,970		761,309

O'Reilly Automotive	46,689	a	8,531,948
PetSmart	13,160		1,036,482
Ross Stores	13,910		1,272,487
Sally Beauty Holdings	18,675	a	591,064
Signet Jewelers	10,690		1,399,962
Staples	72,040	b	1,012,882
Tiffany & Co.	34,920		3,768,566
Tractor Supply	88,678		6,821,999
TripAdvisor	9,380	a	690,837
Ulta Salon, Cosmetics & Fragrance	63,860	a	8,077,651
Williams-Sonoma	121,930		9,091,101
			111,167,527
Semiconductors & Semiconductor Equipment--2.9%
Altera	16,240		610,949
Analog Devices	30,870		1,686,737
Applied Materials	692,270		16,649,094
Atmel	57,050	a	451,265
Avago Technologies	58,802		5,492,107
Broadcom, Cl. A	24,145		1,041,374
Cree	12,790	a,b	464,789
KLA-Tencor	14,680		1,019,379
Lam Research	21,200		1,751,968
Linear Technology	28,610		1,316,918
Marvell Technology Group	31,830		455,806
Maxim Integrated Products	28,335		837,866
Mellanox Technologies	168,010	a	7,165,626
Microchip Technology	126,000	b	5,688,900
Micron Technology	105,170	a	3,780,862
Microsemi	67,588	a	1,838,394
NVIDIA	37,660		789,730
NXP Semiconductors	32,454	a	2,525,246
ON Semiconductor	368,899	a	3,331,158
Silicon Laboratories	5,465	a	247,838
Skyworks Solutions	14,710		992,484
Xilinx	30,960		1,406,822
			59,545,312
Software & Services--6.8%
Activision Blizzard	246,909		5,345,580
Akamai Technologies	106,960	a	6,910,686
Alliance Data Systems	18,756	a	5,361,778
Amdocs	109,246		5,325,196
ANSYS	120,199	a	10,039,020
AOL	9,880	a	456,061
Autodesk	28,790	a	1,784,980
Blackhawk Network Holdings, Cl. B	4,943		176,416
Broadridge Financial Solutions	17,830		807,521
CA	28,780		896,497
Citrix Systems	21,090	a	1,398,478
Cognizant Technology Solutions,
Cl. A	76,410	a	4,125,376
Computer Sciences	19,100		1,210,558
Concur Technologies	4,900	a,b	631,169
CoreLogic	7,780	a	258,452
CoStar Group	16,257	a	2,767,917
DST Systems	35,570		3,530,323
Electronic Arts	55,365	a	2,432,184
Fidelity National Information
Services	89,664		5,486,540
Fiserv	101,386	a	7,248,085

FleetCor Technologies	1,295	a	196,697
Gartner	34,015	a	2,907,602
Global Payments	35,107		3,031,841
HomeAway	182,678	a	5,728,782
IAC/InterActiveCorp	18,833		1,229,418
Informatica	11,140	a	405,273
Intuit	73,914		6,938,307
Jack Henry & Associates	48,060		2,953,768
LinkedIn, Cl. A	38,800	a	8,779,276
Manhattan Associates	89,476	a	3,539,671
Net Ease, ADR	22,647		2,393,108
NetSuite	4,650	a,b	491,738
Nuance Communications	32,365	a	489,682
Paychex	23,210		1,100,386
Rackspace Hosting	21,400	a	982,474
Red Hat	75,869	a	4,715,258
Rovi	16,780	a	373,858
ServiceNow	62,981	a	4,028,265
Solera Holdings	16,800		884,856
Splunk	9,070	a	608,597
Symantec	72,220		1,884,220
Synopsys	181,500	a	7,875,285
TIBCO Software	20,500	a	492,615
Total System Services	85,164		2,809,560
Twitter	43,445		1,813,394
Tyler Technologies	31,767	a	3,449,261
Ultimate Software Group	15,282	a	2,250,122
VeriSign	13,110	a,b	787,911
Western Union	37,975		705,576
Xerox	117,500		1,640,300
			141,679,918
Technology Hardware & Equipment--7.0%
Amphenol, Cl. A	226,732		12,159,637
Arrow Electronics	161,205	a	9,420,820
Aruba Networks	296,297	a	5,543,717
Avnet	422,440		18,498,648
AVX	47,000		671,630
Brocade Communications Systems	246,553		2,788,514
EchoStar, Cl. A	15,280	a	823,286
F5 Networks	52,060	a	6,725,631
Flextronics International	172,474	a	1,912,737
FLIR Systems	109,270		3,467,137
Harris	24,816		1,778,563
Ingram Micro, Cl. A	179,740	a	4,930,268
Jabil Circuit	133,320		2,766,390
JDS Uniphase	652,310	a	8,701,815
Juniper Networks	401,150		8,889,484
Keysight Technologies	99,305		3,495,536
Knowles	38,303	a	800,150
Lexmark International, Cl. A	9,760		418,314
Motorola Solutions	55,539		3,650,023
NCR	22,350	a	662,678
NetApp	26,050		1,108,428
Palo Alto Networks	69,446	a	8,541,858
Riverbed Technology	36,540	a	755,465
SanDisk	25,160		2,603,054
Seagate Technology	234,241		15,485,672
Tech Data	9,120	a	568,450
Teradata	15,870	a	716,372

Trimble Navigation	137,162	a	3,857,681
Western Digital	119,983		12,390,644
Zebra Technologies, Cl. A	15,970	a	1,168,206
			145,300,808
Telecommunication Services--.4%
Level 3 Communications	17,132	a	856,600
SBA Communications, Cl. A	14,210	a	1,728,931
T-Mobile US	20,045	a	585,114
TE Connectivity	59,885		3,844,617
Telephone & Data Systems	16,670		426,085
Windstream Holdings	33,420		337,876
			7,779,223
Transportation--2.4%
American Airlines Group	9,640		467,829
C.H. Robinson Worldwide	20,960		1,545,590
Copa Holdings, Cl. A	3,475		388,887
Delta Air Lines	125,756		5,869,033
Expeditors International of
Washington	26,345		1,233,473
Genesee & Wyoming, Cl. A	35,994	a	3,548,648
Hertz Global Holdings	23,400	a	555,516
J.B. Hunt Transport Services	128,414		10,598,007
Kansas City Southern	15,910		1,892,335
Kirby	126,884	a	12,198,628
Landstar System	15,410		1,238,656
Southwest Airlines	62,550		2,615,841
Spirit Airlines	57,500	a	4,754,675
United Continential Holdings	34,750	a	2,127,743
			49,034,861
Utilities--2.9%
AES	247,485		3,432,617
Alliant Energy	50,126		3,151,422
Ameren	66,991		2,887,982
American Electric Power	80,421		4,628,228
American Water Works	22,760		1,207,418
Aqua America	32,225		856,540
Calpine	42,860	a	984,066
CenterPoint Energy	49,060		1,174,496
CMS Energy	32,050		1,060,855
Consolidated Edison	16,640		1,050,816
DTE Energy	20,060		1,634,088
Edison International	86,381		5,490,376
Entergy	7,725		648,127
FirstEnergy	77,696		2,865,428
Great Plains Energy	165,569		4,332,941
ITC Holdings	31,200		1,185,288
MDU Resources Group	5,440		133,389
National Fuel Gas	12,450		862,412
NiSource	42,260		1,768,158
Northeast Utilities	37,690		1,908,622
NRG Energy	20,740		648,332
OGE Energy	27,595		984,866
ONE Gas	4,047		157,105
Pepco Holdings	60,380		1,660,450
PG&E	32,678		1,650,239
Pinnacle West Capital	23,710		1,499,183
PPL	40,610		1,442,873
Public Service Enterprise Group	29,385		1,227,705
Questar	37,960		910,660

SCANA	27,690	b	1,579,161
Sempra Energy	21,360		2,386,553
Vectren	28,135		1,243,848
Westar Energy	52,733		2,061,333
Wisconsin Energy	14,830		732,602
Xcel Energy	26,435		897,204
			60,345,383
Total Common Stocks
(cost $1,515,648,717)			2,045,230,056
	Number of
Rights--.0%	Rights		Value ($)
Health Care Equipment & Services
Community Health Systems
(cost $2,051)	33,320	[a]	1,000

Other Investment--1.1%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $24,194,281)	24,194,281	[d]	24,194,281

Investment of Cash Collateral for
Securities Loaned--1.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $21,916,958)	21,916,958 [d]	21,916,958
Total Investments (cost $1,561,762,007)	100.9%	2,091,342,295
Liabilities, Less Cash and Receivables	(.9%)	(18,955,950)
Net Assets	100.0%	2,072,386,345

ADR--American Depository Receipts
ETF--Exchange-Traded Fund

a Non-income producing security.
b Security, or portion thereof, on loan. At November 30, 2014, the value of the fund's securities on loan was $25,065,926 and the value of the collateral held by the fund was $25,898,810, consisting of cash collateral of $21,916,958 and U.S. Government
& Agency securities valued at $3,981,852.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At November 30, 2014, the net unrealized appreciation on investments was $529,580,288 of which $550,401,096 related to appreciated investment securities and $20,820,808 related to depreciated investment securities. At November 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	9.3
Diversified Financials	8.7
Health Care Equipment & Services	8.1
Technology Hardware & Equipment	7.0
Software & Services	6.8
Retailing	5.4
Pharmaceuticals, Biotech & Life Sciences	5.1
Real Estate	4.8
Consumer Durables & Apparel	4.6
Materials	4.4
Energy	4.2
Banks	3.8
Exchange-Traded Funds	3.7
Insurance	3.5
Semiconductors & Semiconductor Equipment	2.9
Utilities	2.9
Transportation	2.4
Commercial & Professional Services	2.3
Food, Beverage & Tobacco	2.3
Money Market Investments	2.2
Automobiles & Components	1.7
Media	1.7
Consumer Services	1.3
Food & Staples Retailing	.7
Household & Personal Products	.7
Telecommunication Services	.4
100.9

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	1,931,419,844	-	-	1,931,419,844
Equity Securities - Foreign Common Stocks+	37,842,205	-	-	37,842,205
Exchange-Traded Funds	75,968,007	-	-	75,968,007
Mutual Funds	46,111,239	-	-	46,111,239
Rights+	1,000	-	-	1,000

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Money Market Fund
November 30, 2014 (Unaudited)

Negotiable Bank Certificates of Deposit--36.2%	Principal Amount ($)		Value ($)
Bank of Montreal (Yankee)
0.22%, 4/8/15	15,000,000		15,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.25%, 2/17/15	18,000,000		18,000,000
Mizuho Bank Ltd/NY (Yankee)
0.20%, 2/3/15	15,000,000		15,000,000
Nordea Bank Finland (Yankee)
0.23%, 5/20/15	12,000,000		11,999,717
Norinchukin Bank/NY (Yankee)
0.21%, 12/11/14	12,000,000		12,000,000
Skandinaviska Enskilda Banken NY (Yankee)
0.25%, 1/16/15	10,000,000		10,000,000
State Street Bank and Trust Co.
0.20%, 12/15/14	7,000,000		7,000,000
Sumitomo Mitsui Banking Corp. (Yankee)
0.25%, 5/5/15	10,000,000	a	10,000,000
Toronto Dominion Bank NY (Yankee)
0.31%, 10/26/15	5,000,000		5,000,000
Wells Fargo Bank, NA
0.21%, 12/5/14	15,000,000		15,000,000
Total Negotiable Bank Certificates of Deposit
(cost $118,999,717)			118,999,717
Commercial Paper--27.4%
BNP Paribas Finance Inc.
0.22%, 1/21/15	15,000,000		14,995,325
Credit Agricole
0.09%, 12/1/14	15,000,000		15,000,000
Sumitomo Mitsui Trust Bank
0.19%, 12/10/14	15,000,000		14,999,287
Swedbank
0.23%, 1/15/15	10,000,000		9,997,125
Toyota Motor Credit Corp.
0.22% - 0.23%, 2/18/15 - 3/9/15	15,000,000		14,992,042
United Overseas Bank Ltd.
0.22%, 4/14/15	10,000,000	a	9,991,811
Westpac Banking Corp.
0.24%, 1/2/15	10,000,000	a,b	10,000,000
Total Commercial Paper
(cost $89,975,590)			89,975,590
Asset-Backed Commercial Paper--10.7%
Alpine Securitization Corp.
0.22%, 12/11/14	5,000,000	a	4,999,694
Antalis U.S. Funding Corp.
0.16%, 12/12/14	15,000,000	a	14,999,267
Collateralized Commercial Paper Program Co., LLC
0.30%, 3/17/15	15,000,000		14,986,750
Total Asset-Backed Commercial Paper
(cost $34,985,711)			34,985,711

Time Deposits--19.5%
Australia and New Zealand Banking Group Ltd. (Grand Cayman)
0.08%, 12/1/14	15,000,000	15,000,000
DNB Bank (Grand Cayman)
0.06%, 12/1/14	6,000,000	6,000,000
DZ Bank AG (Grand Cayman)
0.06%, 12/1/14	15,000,000	15,000,000
Lloyds Bank (London)
0.05%, 12/1/14	15,000,000	15,000,000
Natixis New York (Grand Cayman)
0.07%, 12/1/14	3,000,000	3,000,000
Skandinaviska Enskilda Banken NY (Grand Cayman)
0.07%, 12/1/14	5,000,000	5,000,000
Swedbank (Grand Cayman)
0.06%, 12/1/14	5,000,000	5,000,000
Total Time Deposits
(cost $64,000,000)		64,000,000
Repurchase Agreement--6.1%
Citigroup Global Markets Holdings Inc.
0.09%, dated 11/28/14, due 12/1/14 in the amount of
$20,000,150 (fully collateralized by $2,865,000
Federal Home Loan Bank, 2.30%-2.50%, due
6/20/22-1/23/23, value $2,888,887, $16,672,000
Federal Home Loan Mortgage Corp., 0%-4.88%, due
1/4/25-7/8/25, value $13,576,338 and $2,672,000
Federal National Mortgage Association, 0%-7.13%, due
11/15/22-1/15/30, value $3,935,066)
(cost $20,000,000)	20,000,000	20,000,000
Total Investments (cost $327,961,018)	99.9%	327,961,018
Cash and Receivables (Net)	.1%	360,043
Net Assets	100.0%	328,321,061

a Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2014, these securities amounted to $49,990,772 or 15.2% of net assets.
b Variable rate security--interest rate subject to periodic change.

At November 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of November 30, 2014 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	327,961,018
Level 3 - Significant Unobservable Inputs	-
Total	327,961,018

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund's Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon pric the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the r price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Municipal Opportunities Fund
November 30, 2014 (Unaudited)

	Coupon	Maturity	Principal
Corporate Bonds--1.1%	Rate (%)	Date	Amount ($)	Value ($)
New York University Hospitals
Center, Unscd. Bonds
(cost $11,000,000)	4.78	7/1/44	11,000,000	11,264,033
Long-Term Municipal	Coupon	Maturity	Principal
Investments--104.7%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--1.4%
Jefferson County,
Limited Obligation School
Warrants (Insured; Assured
Guaranty Municipal Corp.)	5.50	2/15/16	2,640,000	2,650,270
Jefferson County,
Limited Obligation School
Warrants (Insured; Assured
Guaranty Municipal Corp.)	5.25	1/1/18	5,000,000	5,011,050
Jefferson County,
Subordinate Lien Sewer Revenue
Warrants	6.00	10/1/42	5,000,000	5,494,800
Tuscaloosa Public Educational
Building Authority, Student
Housing Revenue (Ridgecrest
Student Housing, LLC
University of Alabama
Ridgecrest Residential
Project) (Insured; Assured
Guaranty Corp.)	6.75	7/1/33	1,100,000	1,265,957
Arizona--1.0%
Arizona Board of Regents,
Arizona State University
System Revenue (Polytechnic
Campus Project)	6.00	7/1/27	750,000	869,828
Arizona Health Facilities
Authority, HR (Phoenix
Children's Hospital)	5.00	2/1/42	6,000,000	6,444,240
University Medical Center
Corporation, HR	6.00	7/1/39	2,500,000	2,952,850
Arkansas--1.5%
Pulaski County Public Facilities
Board, Health Facilities
Revenue (Carti Project)	5.50	7/1/43	3,500,000	3,873,065
Pulaski County Public Facilities
Board, Healthcare Revenue
(Baptist Health)	5.00	12/1/39	10,000,000	11,026,300
California--17.7%
Anaheim Public Financing
Authority, LR (Anaheim
Convention Center Expansion
Project)	5.00	5/1/46	2,000,000	2,189,280
California,

GO (Various Purpose)	5.50	3/1/40	7,950,000		9,145,521
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services) (Prerefunded)	6.50	10/1/18	10,000	a	12,169
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services) (Prerefunded)	6.50	10/1/18	490,000	a	596,276
California Health Facilities
Financing Authority, Revenue
(Saint Joseph Health System)	5.00	7/1/37	2,270,000		2,570,185
California Infrastructure and
Economic Development Bank,
Revenue (The J. David
Gladstone Institutes Project)	5.25	10/1/34	900,000		997,650
California Municipal Finance
Authority, Revenue (Emerson
College Issue)	6.00	1/1/42	6,000,000		6,993,960
California Municipal Finance
Authority, Revenue
(Southwestern Law School)	6.50	11/1/31	300,000		372,306
California Pollution Control
Financing Authority, Water
Furnishing Revenue (San Diego
County Water Authority
Desalination Project Pipeline)	5.00	11/21/45	6,000,000		6,193,860
California State Public Works
Board, LR (Judicial Council of
California) (Various Judicial
Council Projects)	5.00	12/1/31	2,000,000		2,292,620
California Statewide Communities
Development Authority,
Mortgage Revenue (Methodist
Hospital of Southern
California Project)
(Collateralized; FHA)	6.75	2/1/38	2,230,000		2,687,708
California Statewide Communities
Development Authority, Revenue
(Huntington Memorial Hospital)	4.00	7/1/39	2,000,000		1,996,840
California Statewide Communities
Development Authority, Revenue
(Huntington Memorial Hospital)	5.00	7/1/44	1,000,000		1,104,980
California Statewide Communities
Development Authority, Revenue
(Sutter Health)	6.00	8/15/42	6,000,000		7,233,780
California Statewide Communities
Development Authority, Student
Housing Revenue (University of
California, Irvine East Campus
Apartments, Phase 1 Refunding
- CHF - Irvine, L.L.C.)	5.38	5/15/38	1,900,000		2,131,306
Capistrano Unified School District
Community Facilities District
Number 90-2, Special Tax Bonds
(Improvement Area Number

2002-1) (Insured; Assured
Guaranty Municipal Corp.)	5.00	9/1/32	4,000,000		4,463,400
Desert Community College District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	8/1/37	6,800,000		7,400,916
Galt Redevelopment Agency,
Tax Allocation Revenue (Galt
Redevelopment Project)	7.38	9/1/33	2,000,000		2,523,840
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/29	2,000,000		2,295,980
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/30	2,000,000		2,284,680
Grant Joint Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/29	2,080,000	b	1,140,006
Grant Joint Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	2/1/33	4,380,000	b	2,003,543
Irvine Reassessment District
Number 12-1, Limited
Obligation Improvement Bonds	4.00	9/2/29	1,000,000		1,031,280
JPMorgan Chase Putters/Drivers
Trust (Series 3847)
Non-recourse (Los Angeles
Department of Airports, Senior
Revenue (Los Angeles
International Airport))	5.25	5/15/18	10,000,000	c,d,e	11,878,300
Los Angeles Unified School
District, GO	5.00	1/1/34	1,000,000		1,129,350
Metropolitan Water District of
Southern California, Water
Revenue (Build America Bonds)	6.54	7/1/39	4,600,000		5,349,754
Modesto Irrigation District
Financing Authority, Domestic
Water Project Revenue
(Insured; National Public
Finance Guarantee Corp.)	0.79	9/1/37	10,000,000	f	8,829,200
New Haven Unified School District,
GO (Insured; Assured Guaranty
Corp.)	0.00	8/1/32	2,500,000	b	1,213,800
Northern California Gas Authority
Number 1, Gas Project Revenue	0.88	7/1/27	660,000	f	608,289
Oakland Unified School District,
GO (Build America Bonds)	9.50	8/1/34	10,000,000		12,097,500
Peralta Community College
District, GO	5.00	8/1/22	1,845,000		2,259,147
Riverside County Transportation
Commission, Sales Tax Revenue	5.25	6/1/30	2,000,000		2,392,940
Riverside County Transportation
Commission, Sales Tax Revenue	5.25	6/1/31	2,000,000		2,384,540
Riverside County Transportation

Commission, Sales Tax Revenue	5.25	6/1/33	3,500,000		4,149,565
Riverside County Transportation
Commission, Senior Lien Toll
Revenue	5.75	6/1/44	2,000,000	e	2,283,600
Riverside County Transportation
Commission, Senior Lien Toll
Revenue	5.75	6/1/48	5,000,000	e	5,691,050
San Diego Regional Building
Authority, LR (County
Operations Center and Annex
Redevelopment Project)	5.38	2/1/36	2,000,000		2,288,420
San Diego Unified School District,
GO	0.00	7/1/25	4,000,000	b	2,908,920
San Francisco City and County
Redevelopment Agency Community
Facilities District Number 6,
Special Tax Revenue (Mission
Bay South Public Improvements)	0.00	8/1/38	2,000,000	b	536,740
San Francisco City and County
Redevelopment Agency Community
Facilities District Number 6,
Special Tax Revenue (Mission
Bay South Public Improvements)	0.00	8/1/43	2,835,000	b	561,613
San Francisco City and County
Redevelopment Financing
Authority, Tax Allocation
Revenue (San Francisco
Redevelopment Projects)	6.63	8/1/41	1,250,000		1,541,275
San Joaquin Hills Transportation
Corridor Agency, Junior Lien
Toll Road Revenue	5.25	1/15/49	1,000,000	e	1,045,510
San Joaquin Hills Transportation
Corridor Agency, Senior Lien
Toll Road Revenue	5.00	1/15/50	5,000,000	e	5,255,350
South Bayside Waste Management
Authority, Solid Waste
Enterprise Revenue (Shoreway
Environmental Center)	6.00	9/1/36	1,000,000		1,139,900
University of California Regents,
General Revenue	5.00	5/15/44	5,000,000		5,696,950
University of California Regents,
Limited Project Revenue	5.00	5/15/37	14,605,000		16,394,697
West Contra Costa Unified School
District, GO (Build America
Bonds)	8.46	8/1/34	10,000,000		12,278,600
Colorado--1.1%
City and County of Denver,
Airport System Revenue	5.00	11/15/21	1,500,000	e	1,756,620
City and County of Denver,
Airport System Revenue
(Insured: Assured Guaranty
Corp. and National Public
Finance Guarantee Corp.)	5.25	11/15/19	1,000,000	e	1,113,090
Colorado Health Facilities
Authority, Revenue (Catholic

Health Initiatives)	6.00	10/1/23	500,000		581,250
Colorado Springs,
Utilities System Improvement
Revenue	5.00	11/15/44	6,500,000		7,494,370
Connecticut--.5%
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	5.05	7/1/42	5,000,000		5,444,200
Delaware--1.4%
JPMorgan Chase Putters/Drivers
Trust (Series 4359)
Non-recourse (University of
Delaware, Revenue)	5.00	5/1/21	12,230,000	c,d	13,897,302
District of Columbia--.9%
District of Columbia,
Revenue (Friendship Public
Charter School, Inc. Issue)	5.00	6/1/32	3,500,000		3,717,105
District of Columbia,
Revenue (Knowledge is Power
Program, District of Columbia
Issue)	6.00	7/1/33	1,100,000		1,292,170
District of Columbia,
Revenue (Knowledge is Power
Program, District of Columbia
Issue)	6.00	7/1/43	1,700,000		1,975,179
District of Columbia,
Revenue (Knowledge is Power
Program, District of Columbia
Issue)	6.00	7/1/48	1,450,000		1,673,199
Florida--3.8%
Brevard County Health Facilities
Authority, Health Facilities
Revenue (Health First, Inc.
Project)	7.00	4/1/39	1,675,000		1,945,747
Florida Municipal Power Agency,
All-Requirements Power Supply
Project Revenue	6.25	10/1/31	1,000,000		1,186,780
Higher Educational Facilities
Financing Authority, Revenue
(The University of Tampa
Project)	5.25	4/1/42	1,100,000		1,195,051
Jacksonville,
Better Jacksonville Sales Tax
Revenue	5.00	10/1/30	750,000		852,690
Miami-Dade County,
Aviation Revenue (Miami
International Airport)	5.50	10/1/41	1,200,000	e	1,377,084
Miami-Dade County,
Seaport Revenue	5.50	10/1/42	14,145,000	e	16,204,371
Miami-Dade County Educational
Facilities Authority, Revenue
(University of Miami Issue)
(Insured; Berkshire Hathaway
Assurance Corporation)	5.50	4/1/38	600,000		633,606
Miami-Dade County Expressway

Authority, Toll System Revenue	5.00	7/1/40	1,050,000	e	1,144,133
Orange County Industrial
Development Authority, IDR
(VitAG Florida LLC Project)	8.00	7/1/36	2,500,000	d	2,521,650
Sarasota County Public Hospital
District, HR (Sarasota
Memorial Hospital Project)	5.63	7/1/39	2,000,000		2,228,560
Southeast Overtown/Park West
Community Redevelopment
Agency, Tax Increment Revenue	5.00	3/1/20	1,325,000		1,486,677
Southeast Overtown/Park West
Community Redevelopment
Agency, Tax Increment Revenue	5.00	3/1/21	1,000,000		1,125,380
Southeast Overtown/Park West
Community Redevelopment
Agency, Tax Increment Revenue	5.00	3/1/30	6,000,000		6,651,060
Georgia--1.3%
Burke County Development
Authority, PCR (Oglethorpe
Power Corporation Vogtle
Project)	7.00	1/1/23	1,000,000		1,154,200
DeKalb County,
GO (Special Transportation,
Parks and Greenspace and
Libraries Tax District)	5.00	12/1/18	750,000		784,845
Private Colleges and Universities
Authority, Revenue (The
Savannah College of Art and
Design Projects)	5.00	4/1/44	10,000,000		10,817,200
Hawaii--3.2%
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawaiian Electric
Company, Inc. and Subsidiary
Projects)	6.50	7/1/39	6,000,000		6,979,620
Hawaii Department of Budget and
Finance, Special Purpose
Senior Living Revenue (Kahala
Nui)	5.13	11/15/32	1,000,000		1,088,150
Hawaii Department of Budget and
Finance, Special Purpose
Senior Living Revenue (Kahala
Nui)	5.25	11/15/37	1,000,000		1,090,210
JPMorgan Chase Putters/Drivers
Trust (Series 4007)
Non-recourse (Hawaii, GO)	5.00	12/1/19	20,000,000	c,d	24,116,457
Illinois--5.0%
Chicago,
Customer Facility Charge
Senior Lien Revenue (Chicago
O'Hare International Airport)
(Insured; Assured Guaranty
Municial Corp.)	5.50	1/1/43	4,000,000	e	4,444,720
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare

International Airport)	5.75	1/1/39	2,500,000	e	2,879,350
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)	6.50	1/1/41	5,000,000	e	6,065,200
Chicago,
GO (Project and Refunding
Series)	5.00	1/1/35	5,000,000		5,089,350
Illinois,
GO	5.50	7/1/33	2,500,000		2,790,525
Illinois,
GO	5.50	7/1/38	2,500,000		2,765,500
Illinois,
GO	5.00	2/1/39	5,000,000		5,241,500
Illinois Finance Authority,
Revenue (Benedictine
University Project)	6.25	10/1/33	2,760,000		3,190,036
Illinois Finance Authority,
Revenue (Franciscan
Communities, Inc.)	5.25	5/15/47	4,250,000		4,305,803
Illinois Finance Authority,
Revenue (Lutheran Home and
Services Obligated Group)	5.63	5/15/42	3,000,000		3,126,450
Illinois Finance Authority,
Revenue (Rehabilitation
Institute of Chicago)	5.50	7/1/28	1,560,000		1,801,004
Illinois Finance Authority,
Revenue (Rehabilitation
Institute of Chicago)	6.50	7/1/34	2,140,000		2,362,432
Illinois Finance Authority,
Revenue (Rehabilitation
Institute of Chicago)	6.00	7/1/43	5,000,000		5,835,600
Illinois Finance Authority,
Revenue (The Art Institute of
Chicago)	6.00	3/1/38	1,000,000		1,129,090
Indiana--.4%
Gary/Chicago International Airport
Authority, Airport Development
Zone Revenue	5.00	2/1/39	500,000	e	508,990
Indiana Finance Authority,
Private Activity Revenue (I-69
Section 5 Project)	5.25	9/1/34	1,245,000	e	1,380,257
Indiana Finance Authority,
Private Activity Revenue (I-69
Section 5 Project)	5.25	9/1/40	2,000,000	e	2,195,980
Kentucky--.5%
Kentucky Property and Buildings
Commission, Revenue (Project
Number 90)	5.38	11/1/23	1,500,000		1,731,120
Kentucky Public Transportation
Infrastructure Authority,
First Tier Toll Revenue
(Downtown Crossing Project)	5.75	7/1/49	3,000,000	e	3,422,040
Louisiana--2.0%

Jefferson Parish Hospital Service
District Number 2, HR (East
Jefferson General Hospital)	6.25	7/1/31	5,000,000		5,606,000
Louisiana Citizens Property
Insurance Corporation,
Assessment Revenue (Insured;
Assured Guaranty Corp.)	6.13	6/1/25	5,000,000		5,782,200
Louisiana Public Facilities
Authority, Revenue (CHRISTUS
Health Obligated Group)	6.00	7/1/29	1,000,000		1,148,340
Louisiana Public Facilities
Authority, Revenue (Loyola
University Project)	5.00	10/1/41	2,040,000		2,224,008
New Orleans,
Sewerage Service Revenue	5.00	6/1/44	2,000,000		2,209,340
New Orleans,
Water Revenue	5.00	12/1/34	500,000		559,060
New Orleans Aviation Board,
Revenue (Insured; Assured
Guaranty Corp.)	6.00	1/1/23	2,000,000		2,326,020
Maine--.9%
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical Center
Issue)	6.00	7/1/26	825,000		917,722
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical Center
Issue)	6.75	7/1/41	2,725,000		3,056,387
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical Center
Issue)	7.00	7/1/41	4,240,000		4,820,498
Maryland--3.7%
Maryland,
GO (State and Local Facilities
Loan)	4.00	3/15/25	27,810,000		30,461,127
Maryland Economic Development
Corporation, EDR (Terminal
Project)	5.75	6/1/35	3,500,000	e	3,778,565
Maryland Economic Development
Corporation, Port Facilities
Revenue (CNX Marine Terminals
Inc. Port of Baltimore
Facility)	5.75	9/1/25	1,000,000	e	1,107,290
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Anne
Arundel Health System Issue)
(Prerefunded)	6.75	7/1/19	2,000,000	a	2,498,980
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University

of Maryland Medical System
Issue)	5.13	7/1/39	250,000		271,895
Massachusetts--4.3%
JPMorgan Chase Putters/Drivers
Trust (Series 3896)
Non-recourse (Massachusetts,
GO (Consolidated Loan))	5.00	4/1/19	15,000,000	c,d	17,811,150
JPMorgan Chase Putters/Drivers
Trust (Series 4357)
Non-recourse (Massachusetts
School Building Authority,
Senior Dedicated Sales Tax
Revenue)	5.00	8/15/20	10,000,000	c,d	11,716,891
Massachusetts Development Finance
Agency, HR (Cape Cod
Healthcare Obligated Group
Issue)	5.25	11/15/41	4,370,000		4,879,149
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	7.25	1/1/32	3,090,000		3,785,219
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	6.75	1/1/36	1,165,000		1,384,404
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	6.88	1/1/41	1,000,000		1,187,290
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	7.50	10/1/22	500,000		609,070
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	8.00	10/1/39	1,180,000		1,253,077
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue) (Prerefunded)	8.00	10/1/15	820,000	a	874,120
Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue
(MWRA Program)	5.75	8/1/29	50,000		50,215
Michigan--1.9%
Detroit,
Water Supply System Second
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/22	950,000		987,497
Michigan Building Authority,
Revenue (Facilities Program)	5.00	10/15/33	6,760,000		7,736,076
Michigan Building Authority,
Revenue (Facilities Program)	5.38	10/15/41	3,000,000		3,398,010
Michigan Finance Authority,
Revenue (School District of
the City of Detroit)	5.00	6/1/19	1,000,000		1,132,710
Michigan Finance Authority,
Revenue (School District of

the City of Detroit)	5.00	6/1/20	500,000		570,490
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport)	5.00	12/1/21	700,000	e	821,268
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport)	5.00	12/1/44	2,000,000	e	2,204,380
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport) (Insured; Build
America Mutual Assurance
Company)	5.00	12/1/39	2,500,000	e	2,844,875
Minnesota--3.7%
JPMorgan Chase Putters/Drivers
Trust (Series 3844)
Non-recourse (Minnesota, GO
(Various Purpose))	5.00	8/1/18	17,125,000	c,d	20,048,063
JPMorgan Chase Putters/Drivers
Trust (Series 3845)
Non-recourse (Minnesota, GO
(Various Purpose))	5.00	8/1/18	10,000,000	c,d	11,982,800
Minneapolis,
Health Care System Revenue
(Fairview Health Services)	6.63	11/15/28	1,000,000		1,178,230
Western Minnesota Municipal Power
Agency, Power Supply Revenue	5.00	1/1/46	3,500,000		3,977,225
Mississippi--.4%
Mississippi Development Bank,
Special Obligation Revenue
(Jackson, Water and Sewer
System Revenue Bond Project)
(Insured; Assured Guaranty
Municipal Corp.)	6.88	12/1/40	1,625,000		2,146,723
Warren County,
Gulf Opportunity Zone Revenue
(International Paper Company
Projects)	5.80	5/1/34	1,500,000		1,694,370
Nevada--1.1%
Clark County,
Airport System Revenue (Build
America Bonds)	6.88	7/1/42	10,000,000	e	11,546,200
New Hampshire--1.1%
New Hampshire Business Finance
Authority, PCR (Public Service
Company of New Hampshire
Project) (Insured; National
Public Finance Guarantee Corp.)	0.12	5/1/21	12,250,000	f	11,361,875
New Jersey--4.4%
New Jersey,
COP (Equipment Lease Purchase
Agreement)	5.25	6/15/28	1,000,000		1,120,310
New Jersey Economic Development
Authority, Cigarette Tax

Revenue	5.00	6/15/26	2,500,000		2,766,575
New Jersey Economic Development
Authority, Private Activity
Revenue (The Goethals Bridge
Replacement Project)	5.13	1/1/34	5,325,000		5,815,858
New Jersey Economic Development
Authority, Private Activity
Revenue (The Goethals Bridge
Replacement Project)	5.38	1/1/43	5,500,000		6,005,725
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	3/1/26	7,000,000		7,754,250
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	6/15/29	13,000,000		14,387,230
New Jersey Educational Facilities
Authority, Revenue (University
of Medicine and Dentistry of
New Jersey Issue) (Prerefunded)	7.50	6/1/19	2,000,000	a	2,556,060
New Jersey Health Care Facilities
Financing Authority, Revenue
(Saint Peter's University
Hospital Obligated Group Issue)	6.25	7/1/35	1,500,000		1,642,845
New Jersey Transportation Trust
Fund Authority (Transportation
System)	0.00	12/15/29	5,000,000	b,e	2,582,200
New York--14.3%
Brooklyn Arena Local Development
Corporation, PILOT Revenue
(Barclays Center Project)	6.00	7/15/30	9,500,000		11,061,515
Brooklyn Arena Local Development
Corporation, PILOT Revenue
(Barclays Center Project)	6.25	7/15/40	6,000,000		7,057,920
Brooklyn Arena Local Development
Corporation, PILOT Revenue
(Barclays Center Project)	6.38	7/15/43	4,000,000		4,720,720
Hudson Yards Infrastructure
Corporation, Hudson Yards
Senior Revenue	5.75	2/15/47	5,000,000		5,756,400
Metropolitan Transportation
Authority, Transportation
Revenue	6.50	11/15/28	665,000	e	802,688
Metropolitan Transportation
Authority, Transportation
Revenue (Insured; Assured
Guaranty Municipal Corp.)	0.31	11/1/22	11,475,000	e,f	11,116,406
New York City,
GO	6.00	10/15/23	500,000		592,285
New York City,
GO	5.00	8/1/29	15,000,000		17,571,300
New York City Industrial
Development Agency, PILOT
Revenue (Queens Baseball
Stadium Project) (Insured;
Assured Guaranty Corp.)	6.50	1/1/46	325,000		377,520

New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; Assured
Guaranty Corp.)	7.00	3/1/49	1,300,000		1,577,381
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; FGIC)	2.45	3/1/20	5,000,000	f	4,930,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Citigroup Series RR II
R-11931) Recourse	5.75	12/15/16	9,000,000	c,d	10,326,780
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Citigroup Series RR II
R-11931-1) Recourse	5.75	12/15/16	5,090,000	c,d	5,840,363
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/34	10,000,000		11,534,500
New York Liberty Development
Corporation, Liberty Revenue
(4 World Trade Center Project)	5.75	11/15/51	5,000,000		5,868,900
New York Liberty Development
Corporation, Liberty Revenue
(7 World Trade Center Project)	5.00	3/15/44	2,000,000		2,162,840
New York Liberty Development
Corporation, Revenue (3 World
Trade Center Project)	5.00	11/15/44	10,000,000	d	10,204,400
New York State Dormitory
Authority, Revenue (Pace
University)	5.00	5/1/38	500,000		537,105
New York State Dormitory
Authority, Revenue (Yeshiva
University)	5.00	11/1/40	1,000,000		1,009,240
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.75	3/15/36	1,000,000		1,162,200
New York State Energy Research and
Development Authority, PCR
(New York State Electric and
Gas Corporation Project)
(Insured; National Public
Finance Guarantee Corp.)	0.43	4/1/34	17,410,000	f	16,474,212
Port Authority of New York and New
Jersey, Special Project
Revenue (JFK International Air
Terminal LLC Project)	6.00	12/1/42	5,000,000	e	5,801,200
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	0.00	11/15/27	2,000,000	b,e	1,345,520
Triborough Bridge and Tunnel
Authority, General Revenue

(MTA Bridges and Tunnels)	0.00	11/15/28	4,715,000	b,e	3,006,708
Triborough Bridge and Tunnel
Authority, Subordinate Revenue
(MTA Bridges and Tunnels)	0.00	11/15/31	5,000,000	b,e	2,701,950
Triborough Bridge and Tunnel
Authority, Subordinate Revenue
(MTA Bridges and Tunnels)	0.00	11/15/32	3,000,000	b,e	1,544,100
North Carolina--1.4%
North Carolina Capital Facilities
Finance Agency, Revenue
(Davidson College)	5.00	3/1/45	1,230,000		1,371,905
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.00	1/1/26	11,420,000		12,963,870
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; Assured
Guaranty Corp.)	6.00	1/1/19	215,000		232,548
Ohio--.4%
Montgomery County,
Revenue (Catholic Health
Initiatives)	6.25	10/1/33	1,115,000		1,297,670
Ohio Turnpike and Infrastructure
Commission, Turnpike Junior
Lien Revenue (Infrastructure
Projects)	0/5.70	2/15/34	3,000,000	e,g	2,442,690
Oregon--.2%
Oregon Health and Science
University, Revenue	5.75	7/1/39	2,000,000		2,328,900
Pennsylvania--1.8%
Pennsylvania Economic Development
Financing Authority, Water
Facilities Revenue (Aqua
Pennsylvania, Inc. Project)	5.00	12/1/43	4,425,000		4,887,280
Pennsylvania Higher Educational
Facilities Authority, Revenue
(The Foundation for Indiana
University of Pennsylvania
Student Housing Project at
Indiana University of
Pennsylvania)	5.00	7/1/32	1,000,000		1,084,980
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	5.75	8/15/41	2,550,000		2,989,518
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.25	12/1/44	3,000,000	e	3,398,070
Philadelphia,
GO	5.25	7/15/27	5,350,000		6,365,323
Texas--15.3%
Austin,
Water and Wastewater System
Revenue	5.00	11/15/39	13,555,000		15,635,286
Central Texas Regional Mobility
Authority, Senior Lien Revenue	6.00	1/1/41	5,000,000	e	5,808,150

Clifton Higher Education Finance
Corporation, Education Revenue
(IDEA Public Schools)	5.50	8/15/31	1,250,000		1,395,975
Clifton Higher Education Finance
Corporation, Education Revenue
(IDEA Public Schools)	5.00	8/15/32	2,745,000		2,991,446
Clifton Higher Education Finance
Corporation, Education Revenue
(IDEA Public Schools)	6.00	8/15/33	1,500,000		1,802,415
Clifton Higher Education Finance
Corporation, Education Revenue
(IDEA Public Schools)	5.75	8/15/41	1,000,000		1,127,780
Clifton Higher Education Finance
Corporation, Education Revenue
(IDEA Public Schools)	5.00	8/15/42	2,750,000		2,949,100
Clifton Higher Education Finance
Corporation, Education Revenue
(IDEA Public Schools)	6.00	8/15/43	2,770,000		3,316,881
Dallas and Fort Worth,
Joint Improvement Revenue
(Dallas/Fort Worth
International Airport)	5.00	11/1/32	7,500,000	e	8,198,400
Decatur Hospital Authority,
HR (Wise Regional Health
System)	5.00	9/1/34	1,000,000		1,038,270
Forney Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.75	8/15/33	1,000,000		1,151,790
Grand Parkway Transportation
Corporation, Grand Parkway
System First Tier Toll Revenue	5.50	4/1/53	4,500,000	e	4,950,765
Grand Parkway Transportation
Corporation, Grand Parkway
System Subordinate Tier Toll
Revenue (Toll Equity Loan
Agreement Supported)	0/5.20	10/1/31	2,000,000	e,g	1,519,460
Grand Parkway Transportation
Corporation, Grand Parkway
System Subordinate Tier Toll
Revenue (Toll Equity Loan
Agreement Supported)	0/5.40	10/1/33	2,500,000	e,g	1,890,625
Grand Parkway Transportation
Corporation, Grand Parkway
System Subordinate Tier Toll
Revenue (Toll Equity Loan
Agreement Supported)	0/5.45	10/1/34	2,235,000	e,g	1,682,799
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System) (Prerefunded)	7.00	12/1/18	1,000,000	a	1,236,640
Houston,
Airport System Subordinate
Lien Revenue	5.00	7/1/32	500,000	e	550,480
Houston,
Airport System Subordinate

Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	0.26	7/1/30	11,100,000	e,f	10,156,500
Houston,
Airport System Subordinate
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	0.26	7/1/30	3,800,000	e,f	3,477,000
Houston,
Combined Utility System First
Lien Revenue	5.00	11/15/30	5,350,000		6,270,040
Houston Higher Education Finance
Corporation, Higher Education
Revenue (Cosmos Foundation,
Inc.)	5.88	5/15/21	825,000		943,132
Houston Higher Education Finance
Corporation, Higher Education
Revenue (Cosmos Foundation,
Inc.)	6.50	5/15/31	2,800,000		3,462,872
Houston Higher Education Finance
Corporation, Higher Education
Revenue (Cosmos Foundation,
Inc.)	6.88	5/15/41	3,000,000		3,768,810
North Texas Education Finance
Corporation, Education Revenue
(Uplift Education)	4.88	12/1/32	1,630,000		1,755,380
North Texas Tollway Authority,
First Tier System Revenue	6.00	1/1/38	7,000,000	e	8,184,330
North Texas Tollway Authority,
Special Projects System Revenue	5.50	9/1/41	20,000,000	e	23,542,800
Texas Private Activity Bond
Surface Transportation
Corporation, Senior Lien
Revenue (LBJ Infrastructure
Group LLC IH-635 Managed Lanes
Project)	7.00	6/30/40	7,500,000	e	9,047,850
Texas Private Activity Bond
Surface Transportation
Corporation, Senior Lien
Revenue (North Tarrant Express
Mobility Partners Segments 3
LLC Segments 3A and 3B
Facility)	7.00	12/31/38	10,000,000	e	12,419,100
Texas Private Activity Bond
Surface Transportation
Corporation, Senior Lien
Revenue (North Tarrant Express
Mobility Partners Segments 3
LLC Segments 3A and 3B
Facility)	6.75	6/30/43	5,000,000	e	6,064,850
Texas Private Activity Bond
Surface Transportation
Corporation, Senior Lien
Revenue (NTE Mobility Partners
LLC North Tarrant Express
Managed Lanes Project)	7.50	12/31/31	2,500,000	e	3,056,250
Texas Transportation Commission,
Central Texas Turnpike System
First Tier Revenue	5.00	8/15/41	6,000,000	e	6,479,220

Virginia--3.0%
Chesapeake,
Transportation System Senior
Toll Road Revenue	0/4.88	7/15/40	2,000,000	e,g	1,299,860
Greater Richmond Convention Center
Authority, Hotel Tax Revenue	5.00	6/15/23	2,000,000		2,327,980
Greater Richmond Convention Center
Authority, Hotel Tax Revenue	5.00	6/15/28	3,000,000		3,426,780
Greater Richmond Convention Center
Authority, Hotel Tax Revenue	5.00	6/15/29	2,700,000		3,066,795
Greater Richmond Convention Center
Authority, Hotel Tax Revenue	5.00	6/15/31	2,000,000		2,251,340
Greater Richmond Convention Center
Authority, Hotel Tax Revenue	5.00	6/15/32	3,000,000		3,361,830
Virginia Small Business Financing
Authority, Senior Lien Revenue
(95 Express Lanes LLC Project)	5.00	1/1/40	7,510,000	e	7,851,480
Virginia Small Business Financing
Authority, Senior Lien Revenue
(Elizabeth River Crossing
Opco, LLC Project)	5.25	1/1/32	4,000,000	e	4,372,640
Virginia Small Business Financing
Authority, Senior Lien Revenue
(Elizabeth River Crossing
Opco, LLC Project)	6.00	1/1/37	2,000,000	e	2,275,720
Wisconsin--.6%
Oneida Tribe of Indians,
Retail Sales Revenue	6.50	2/1/31	1,325,000	d	1,557,895
Wisconsin,
General Fund Annual
Appropriation Bonds	5.38	5/1/25	1,000,000		1,165,170
Wisconsin,
General Fund Annual
Appropriation Bonds	5.75	5/1/33	1,500,000		1,765,980
Wisconsin,
General Fund Annual
Appropriation Bonds	6.00	5/1/33	1,000,000		1,194,580
U.S. Related--4.5%
A.B. Won International Airport
Authority of Guam, General
Revenue	6.25	10/1/34	1,000,000	e	1,154,030
A.B. Won International Airport
Authority of Guam, General
Revenue	6.38	10/1/43	1,000,000	e	1,151,210
A.B. Won International Airport
Authority of Guam, General
Revenue (Insured; Assured
Guaranty Municipal Corp.)	6.00	10/1/34	2,000,000	e	2,348,200
A.B. Won International Airport
Authority of Guam, General
Revenue (Insured; Assured
Guaranty Municipal Corp.)	6.13	10/1/43	2,000,000	e	2,360,300
Guam,
Hotel Occupancy Tax Revenue	6.00	11/1/26	2,500,000		2,985,450

Guam,
Hotel Occupancy Tax Revenue	6.13	11/1/31	5,000,000		6,002,200
Guam,
Hotel Occupancy Tax Revenue	6.50	11/1/40	2,000,000		2,412,080
Guam Government Department of
Education, COP (John F.
Kennedy High School Project)	6.63	12/1/30	1,000,000		1,122,630
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/21	500,000		500,150
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/22	2,000,000		1,022,760
Puerto Rico Electric Power
Authority, Power Revenue	6.75	7/1/36	10,000,000		5,064,300
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/17	750,000		752,002
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.75	8/1/32	10,000,000	g	7,754,000
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.25	8/1/33	750,000	g	428,962
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Gross Receipts Taxes
Loan Note)	5.00	10/1/29	1,250,000		1,381,337
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Gross Receipts Taxes
Loan Note)	5.00	10/1/30	5,000,000		5,503,700
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Gross Receipts Taxes
Loan Note)	5.00	10/1/34	1,500,000		1,625,415
Virgin Islands Public Finance
Authority, Subordinated
Revenue (Virgin Islands
Matching Fund Loan Note -
Diageo Project)	6.75	10/1/37	2,000,000		2,287,060
Total Long-Term Municipal Investments
(cost $977,955,255)					1,063,633,360
Short-Term Municipal	Coupon	Maturity	Principal
Investments--2.6%	Rate (%)	Date	Amount ($)		Value ($)
Colorado--.1%
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; TD Bank)	0.04	12/1/14	900,000	h	900,000
Mississippi--.7%
Mississippi Business Finance
Corporation, Gulf Opportunity
Zone IDR (Chevron U.S.A. Inc.
Project)	0.04	12/1/14	3,250,000	h	3,250,000
Mississippi Business Finance

Corporation, Gulf Opportunity
Zone Industrial Development
Revenue (Chevron U.S.A. Inc.
Project)	0.05	12/1/14	4,000,000	h	4,000,000
Missouri--.7%
Missouri Health and Educational
Facilities Authority,
Educational Facilities Revenue
(Saint Louis University) (LOC;
Wells Fargo Bank)	0.04	12/1/14	6,300,000	h	6,300,000
Missouri Health and Educational
Facilities Authority,
Educational Facilities Revenue
(The Washington University)
(Liquidity Facility; JPMorgan
Chase Bank)	0.04	12/1/14	1,400,000	h	1,400,000
Ohio--.3%
Cleveland-Cuyahoga County Port
Authority, Educational
Facility Revenue (Laurel
School Project) (LOC; JPMorgan
Chase Bank)	0.05	12/1/14	2,550,000	e,h	2,550,000
Vermont--.5%
Vermont Educational and Health
Buildings Financing Agency,
Revenue (Brattleboro Memorial
Hospital Project) (LOC; TD
Bank)	0.05	12/1/14	1,000,000	h	1,000,000
Vermont Educational and Health
Buildings Financing Agency,
Revenue (Landmark College
Project) (LOC; TD Bank)	0.05	12/1/14	2,175,000	h	2,175,000
Vermont Educational and Health
Buildings Financing Agency,
Revenue (North Country
Hospital Project) (LOC; TD
Bank)	0.05	12/1/14	1,900,000	h	1,900,000
Washington--.2%
Washington Housing Finance
Commission, Nonprofit Revenue
(Pioneer Human Services
Projects) (LOC; U.S. Bank NA)	0.07	12/1/14	1,600,000	h	1,600,000
Wisconsin--.1%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Fort Healthcare, Inc.) (LOC;
JPMorgan Chase Bank)	0.05	12/1/14	1,400,000	h	1,400,000
Total Short-Term Municipal Investments
(cost $26,475,000)					26,475,000
Total Investments (cost $1,015,430,255)			108.4%		1,101,372,393
Liabilities, Less Cash and Receivables			(8.4%)		(85,489,917)
Net Assets			100.0%		1,015,882,476

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c Collateral for floating rate borrowings.
d Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2014, these securities were valued at $141,902,051 or 14.0% of net assets.
e At November 30, 2014, the fund had $258,081,774 or 25.4% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from transportation sevices.
f Variable rate security--interest rate subject to periodic change.
g Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
h Variable rate demand note - rate shown is the interest rate in effect at November 30, 2014. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At November 30, 2014, net unrealized appreciation on investments was $85,942,138 of which $92,671,822 related to appreciated investment securities and $6,729,684 related to depreciated investment securities. At November 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option
Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts

RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

STATEMENT OF FINANCIAL FUTURES
November 30, 2014 (Unaudited)
		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 11/30/2014 ($)
Financial Futures Short

U.S. Treasury 5 Year Notes	900	(107,542,969)	March 2015	(228,494)
U.S. Treasury 10 Year Notes	1700	(215,979,688)	March 2015	(923,953)
U.S. Treasury Long Bonds	200	(28,525,000)	March 2015	(150,125)
				(1,302,572)

					Upfront
Notional		Reference	Base Index	Detemination	Premiums Receivable	Unrealized
Amount	Counterparty	Entity	Value	Date	(Payable) ($)	(Depreciation) ($)
		Forward Rate Agreement, Municipal
20,000,000	Citibank	Market Data General Obligation, 2025 AAA Index	-	1/26/2015	-	(9,307)

The following is a summary of the inputs used as of November 30, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+		11,264,033		11,264,033
Municipal Bonds+	-	1,090,108,360	-	1,090,108,360
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(1,302,572)	-	-	(1,302,572)
Swaps++	-	(9,307)	-	(9,307)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

 Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available,

or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust. The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end November 30, 2014 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

For financial reporting purposes, forward rate agreements are classified as interest rate swaps.

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, on nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated the over-the-counter (“OTC”) market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon National Intermediate Municipal Bond Fund
November 30, 2014 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--99.6%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--1.5%
Alabama 21st Century Authority,
Tobacco Settlement Revenue	5.00	6/1/20	1,500,000	1,744,590
Alabama 21st Century Authority,
Tobacco Settlement Revenue	5.00	6/1/21	1,240,000	1,449,634
Birmingham Special Care Facilities
Financing Authority-Baptist
Medical Centers, Revenue
(Baptist Health System, Inc.)	5.00	11/15/15	5,000,000	5,198,400
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/15	1,815,000	1,825,164
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/16	4,810,000	4,841,265
Jefferson County,
Limited Obligation School
Warrants (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/24	13,325,000	13,332,062
Alaska--.5%
Valdez,
Marine Terminal Revenue (BP
Pipelines (Alaska) Inc.
Project)	5.00	1/1/18	8,000,000	8,970,400
Arizona--2.4%
Arizona Board of Regents,
Arizona State University
System Revenue (Polytechnic
Campus Project)	6.00	7/1/25	2,500,000	2,904,200
Arizona Board of Regents,
Arizona State University
System Revenue (Polytechnic
Campus Project)	6.00	7/1/26	1,000,000	1,159,770
Arizona Board of Regents,
Arizona State University
System Revenue (Polytechnic
Campus Project)	6.00	7/1/28	1,100,000	1,267,651
Arizona Transportation Board,
Highway Revenue	5.00	7/1/26	5,000,000	5,643,150
Arizona Transportation Board,
Subordinated Highway Revenue	5.00	7/1/31	4,335,000	5,036,143
Arizona Transportation Board,
Transportation Excise Tax
Revenue (Maricopa County
Regional Area Road Fund)	5.00	7/1/22	10,000,000	12,166,400
Arizona Water Infrastructure
Finance Authority, Water

Quality Revenue	5.00	10/1/26	7,000,000	8,612,590
Phoenix,
GO	6.25	7/1/16	1,250,000	1,367,263
Salt River Project Agricultural
Improvement and Power
District, Salt River Project
Electric System Revenue	5.00	12/1/26	2,000,000	2,345,480
University Medical Center
Corporation, HR	5.25	7/1/16	2,310,000	2,319,540
University of Arizona Board of
Regents, System Revenue	6.20	6/1/16	3,570,000	3,724,760
California--15.7%
Alameda Corridor Transportation
Authority, Subordinate Lien
Revenue (Insured; AMBAC)	5.25	10/1/21	5,000,000	5,456,000
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	1.88	4/1/19	10,000,000	10,194,000
California,
GO (Various Purpose)	5.00	2/1/21	4,000,000	4,779,160
California,
GO (Various Purpose)	5.00	9/1/21	5,000,000	6,031,950
California,
GO (Various Purpose)	5.25	10/1/23	5,000,000	6,071,500
California,
GO (Various Purpose)	5.00	12/1/23	2,500,000	3,075,700
California,
GO (Various Purpose)	5.00	12/1/23	12,500,000	15,378,500
California,
GO (Various Purpose)	5.25	9/1/29	10,000,000	11,946,600
California,
GO (Various Purpose)	6.00	3/1/33	11,445,000	14,010,282
California,
GO (Various Purpose)	6.50	4/1/33	8,750,000	10,691,450
California,
GO (Various Purpose)	5.50	3/1/40	7,950,000	9,145,521
California Department of Water
Resources, Power Supply Revenue	5.00	5/1/22	5,000,000	5,955,950
California Department of Water
Resources, Power Supply
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	5/1/21	11,985,000	13,701,731
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.00	12/1/19	5,000,000	5,953,400
California Health Facilities
Financing Authority, Revenue
(City of Hope)	5.00	11/15/23	1,500,000	1,770,765
California Health Facilities
Financing Authority, Revenue
(City of Hope)	5.00	11/15/24	1,600,000	1,871,952
California Health Facilities

Financing Authority, Revenue
(Providence Health and
Services) (Prerefunded)	6.25	10/1/18	8,500,000	a	10,263,240
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services) (Prerefunded)	6.25	10/1/18	4,000,000	a	4,829,760
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services) (Prerefunded)	6.50	10/1/18	60,000	a	73,013
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services) (Prerefunded)	6.50	10/1/18	3,440,000	a	4,186,102
California Health Facilities
Financing Authority, Revenue
(Saint Joseph Health System)	5.00	10/17/17	5,000,000		5,611,400
California Pollution Control
Financing Authority, SWDR
(Waste Management, Inc.
Project)	5.00	1/1/22	2,250,000		2,378,182
California Pollution Control
Financing Authority, SWDR
(Waste Management, Inc.
Project)	5.00	7/1/27	2,000,000		2,059,780
California State Public Works
Board, LR (Department of
General Services) (Capitol
East End Complex - Blocks
171-174 and 225) (Insured;
AMBAC)	5.25	12/1/19	5,000,000		5,020,000
California State Public Works
Board, LR (Department of
General Services) (Capitol
East End Complex - Blocks
171-174 and 225) (Insured;
AMBAC)	5.00	12/1/23	4,000,000		4,015,200
California State Public Works
Board, LR (Various Capital
Projects)	5.00	4/1/19	8,760,000		10,140,050
California State Public Works
Board, LR (Various Capital
Projects)	5.00	10/1/20	2,000,000		2,369,760
California State Public Works
Board, LR (Various Capital
Projects)	5.00	11/1/20	1,350,000		1,601,572
California Statewide Communities
Development Authority,
Mortgage Revenue (Methodist
Hospital of Southern
California Project)
(Collateralized; FHA)	6.25	8/1/24	4,285,000		5,143,285

California Statewide Communities
Development Authority, Revenue
(Saint Joseph Health System)
(Insured; Assured Guaranty
Municipal Corp.)	4.50	7/1/18	2,200,000		2,342,252
Los Angeles County Metropolitan
Transportation Authority,
Proposition A First Tier
Senior Sales Tax Revenue	5.00	7/1/20	7,165,000		8,633,323
Los Angeles Department of
Airports, Senior Revenue (Los
Angeles International Airport)	5.25	5/15/26	15,520,000		18,435,122
Los Angeles Unified School
District, GO (Insured; Assured
Guaranty Municipal Corp.)
(Prerefunded)	5.00	7/1/17	2,395,000	a	2,671,167
Los Angeles Unified School
District, GO (Insured;
National Public Finance
Guarantee Corp.)	5.75	7/1/16	2,000,000		2,172,440
New Haven Unified School District,
GO (Insured; Assured Guaranty
Corp.)	0.00	8/1/33	4,000,000	b	1,857,480
Port of Oakland,
Revenue	5.00	5/1/18	1,835,000		2,095,001
Port of Oakland,
Revenue	5.00	5/1/19	2,250,000		2,600,775
Port of Oakland,
Revenue	5.00	5/1/23	1,875,000		2,159,456
Riverside County Transportation
Commission, Sales Tax Revenue	5.25	6/1/25	4,635,000		5,708,003
Riverside County Transportation
Commission, Sales Tax Revenue	5.25	6/1/28	5,000,000		6,059,350
Sacramento County Sanitation
Districts Financing Authority,
Subordinate Lien Revenue
(Sacramento Regional County
Sanitation District) (Insured;
FGIC)	0.69	12/1/35	10,000,000	c	9,252,800
Sacramento County Water Financing
Authority, Revenue (Sacramento
County Water Agency Zones 40
and 41 Water System Project)
(Insured; National Public
Finance Guarantee Corp.)	0.71	6/1/34	8,000,000	c	7,593,680
San Francisco City and County
Airport Commission, Second
Series Revenue (San Francisco
International Airport)	5.00	5/1/25	5,000,000		5,865,700
San Francisco City and County
Airport Commission, Second
Series Revenue (San Francisco
International Airport)	5.00	5/1/26	5,000,000		5,846,050

San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue	5.00	11/1/37	11,000,000		12,480,270
Southern California Public Power
Authority, Gas Project Revenue
(Project Number 1)	5.25	11/1/20	4,000,000		4,595,080
Southern California Public Power
Authority, Revenue (Apex Power
Project)	5.00	7/1/30	1,000,000		1,186,220
Southern California Public Power
Authority, Revenue (Apex Power
Project)	5.00	7/1/31	3,855,000		4,544,428
Southern California Public Power
Authority, Revenue (Apex Power
Project)	5.00	7/1/32	8,000,000		9,379,440
Southern California Public Power
Authority, Revenue (Apex Power
Project)	5.00	7/1/33	3,380,000		3,941,283
Colorado--3.8%
City and County of Denver,
Airport System Revenue
(Insured: Assured Guaranty
Corp. and National Public
Finance Guarantee Corp.)	5.25	11/15/19	4,445,000		4,947,685
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.00	10/1/23	2,000,000		2,325,000
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.25	10/1/33	1,600,000		1,858,240
Colorado Health Facilities
Authority, Revenue (Vail
Valley Medical Center Project)	5.00	1/15/20	280,000		281,366
Colorado Health Facilities
Authority, Revenue (Vail
Valley Medical Center Project)
(Prerefunded)	5.00	1/15/15	970,000	a	976,169
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	9/1/16	3,565,000		3,809,203
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	9/1/16	5,000,000		5,364,200
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	1.79	9/1/17	5,000,000	c	5,033,550
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	9/1/17	3,500,000		3,848,285

Northwest Parkway Public Highway
Authority, Revenue (Insured;
AMBAC) (Prerefunded)	5.45	6/15/16	7,690,000	a	8,287,513
Northwest Parkway Public Highway
Authority, Revenue (Insured;
AMBAC) (Prerefunded)	5.70	6/15/16	7,345,000	a	7,943,985
Northwest Parkway Public Highway
Authority, Revenue (Insured;
Assured Guaranty Municipal
Corp.) (Prerefunded)	5.55	6/15/16	10,960,000	a	11,828,470
Public Authority for Colorado
Energy, Natural Gas Purchase
Revenue	5.75	11/15/18	1,870,000		2,080,936
Public Authority for Colorado
Energy, Natural Gas Purchase
Revenue	6.13	11/15/23	5,350,000		6,650,692
Regional Transportation District,
COP	5.00	6/1/19	1,750,000		2,018,100
Regional Transportation District,
COP	5.00	6/1/20	2,700,000		3,141,153
Regional Transportation District,
COP	5.50	6/1/22	2,200,000		2,595,956
Connecticut--2.2%
Connecticut,
GO	5.00	11/15/21	9,430,000		11,332,785
Connecticut,
GO	5.00	4/15/22	5,000,000		6,009,450
Connecticut,
GO	5.00	5/15/23	10,000,000		11,826,800
Connecticut,
GO (Green Bonds)	5.00	11/15/28	10,000,000		11,934,800
Connecticut,
GO (Insured; AMBAC)	5.25	6/1/18	1,500,000		1,727,085
Delaware--1.1%
Delaware,
GO	5.00	2/1/23	5,000,000		5,942,450
Delaware River and Bay Authority,
Revenue	5.00	1/1/21	2,000,000		2,365,760
Delaware River and Bay Authority,
Revenue	5.00	1/1/22	2,710,000		3,236,092
Delaware River and Bay Authority,
Revenue	5.00	1/1/23	1,500,000		1,804,185
Delaware River and Bay Authority,
Revenue	5.00	1/1/24	1,000,000		1,213,490
University of Delaware,
Revenue	5.00	11/1/27	5,440,000		6,486,275
District of Columbia--.7%
District of Columbia,
GO (Insured; Assured Guaranty
Municipal Corp.)	3.12	6/1/16	5,000,000	c	5,157,700
Metropolitan Washington Airports
Authority, Airport System
Revenue	5.00	10/1/23	4,250,000		4,914,955

Metropolitan Washington Airports
Authority, Airport System
Revenue	5.00	10/1/24	2,500,000		2,879,675
Florida--4.4%
Florida Department of
Transportation, State
Infrastructure Bank Revenue	5.00	7/1/19	4,220,000		4,678,208
Florida Department of
Transportation, State
Infrastructure Bank Revenue	5.00	7/1/20	2,500,000		2,766,000
Hillsborough County Aviation
Authority, Revenue (Tampa
International Airport)
(Insured; AMBAC)	5.13	10/1/20	3,540,000		3,683,441
Hillsborough County Aviation
Authority, Revenue (Tampa
International Airport)
(Insured; AMBAC)	5.13	10/1/21	3,675,000		3,823,691
Jacksonville,
Better Jacksonville Sales Tax
Revenue	5.00	10/1/17	2,000,000		2,240,620
Jacksonville,
Better Jacksonville Sales Tax
Revenue	5.00	10/1/21	2,500,000		2,983,450
Jacksonville Electric Authority,
Revenue (Saint Johns River
Power Park System)	5.00	10/1/21	2,000,000		2,304,880
Jacksonville Electric Authority,
Revenue (Saint Johns River
Power Park System)	5.00	10/1/22	1,625,000		1,867,011
Jacksonville Electric Authority,
Revenue (Saint Johns River
Power Park System)	5.00	10/1/24	1,000,000		1,148,930
Lee County,
Airport Revenue	5.50	10/1/23	2,500,000		2,975,275
Lee County,
Airport Revenue	5.50	10/1/24	5,000,000		5,887,750
Miami-Dade County,
Aviation Revenue (Miami
International Airport)	5.50	10/1/25	4,175,000		4,923,745
Miami-Dade County,
Subordinate Special Obligation
Bonds (Insured; National
Public Finance Guarantee Corp.)	5.00	10/1/22	2,000,000		2,181,900
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement with Miami-Dade
County School Board
Foundation, Inc.)	5.00	11/1/31	5,000,000		5,707,500
Orlando Utilities Commission,
Utility System Revenue	2.71	10/1/16	13,400,000	c	13,877,576
Port Saint Lucie,
Utility System Revenue

(Insured; National Public
Finance Guarantee Corp.)	5.00	9/1/29	5,000,000		5,300,500
Sarasota County,
Revenue (Environmentally
Sensitive Lands and Parkland
Program)	5.25	10/1/24	1,790,000		2,012,551
Sarasota County,
Revenue (Environmentally
Sensitive Lands and Parkland
Program)	5.25	10/1/25	5,000,000		5,598,000
Sarasota County,
Revenue (Environmentally
Sensitive Lands and Parkland
Program)	5.25	10/1/28	2,105,000		2,327,141
Sarasota County,
Revenue (Environmentally
Sensitive Lands and Parkland
Program)	5.25	10/1/29	1,085,000		1,194,444
Sarasota County,
Revenue (Environmentally
Sensitive Lands and Parkland
Program) (Prerefunded)	5.25	10/1/18	245,000	a	285,349
Sarasota County,
Revenue (Environmentally
Sensitive Lands and Parkland
Program) (Prerefunded)	5.25	10/1/18	240,000	a	279,526
Sarasota County,
Revenue (Environmentally
Sensitive Lands and Parkland
Program) (Prerefunded)	5.25	10/1/18	210,000	a	244,585
Sarasota County,
Revenue (Environmentally
Sensitive Lands and Parkland
Program) (Prerefunded)	5.25	10/1/18	725,000	a	844,400
Tampa Bay Water, A Regional Water
Supply Authority, Utility
System Revenue	5.00	10/1/20	5,000,000		5,962,000
Georgia--1.4%
Burke County Development
Authority, PCR (Oglethorpe
Power Corporation Vogtle
Project)	7.00	1/1/23	6,000,000		6,925,200
Crisp County Development
Authority, EIR (International
Paper Company Project)	5.55	2/1/15	1,000,000		1,008,240
DeKalb County,
Water and Sewerage Revenue	5.25	10/1/36	3,500,000		4,044,075
Main Street Natural Gas Inc.,
Gas Project Revenue	6.38	7/15/38	1,335,000	d	106,667
Municipal Electric Authority of
Georgia, GO (Project One
Subordinated Bonds)	5.75	1/1/20	5,000,000		5,824,050
Private Colleges and Universities

Authority, Revenue (Emory
University)	5.00	9/1/18	2,000,000		2,071,580
Private Colleges and Universities
Authority, Revenue (Emory
University)	5.00	9/1/41	6,990,000		7,827,821
Hawaii--1.3%
Hawaii,
GO	5.00	8/1/27	10,000,000		12,157,100
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (The Queen's Health
Systems) (Insured; AMBAC)	0.22	7/1/24	14,250,000	c	13,893,750
Idaho--.6%
University of Idaho Regents,
General Revenue	5.25	4/1/21	10,025,000		11,773,761
Illinois--5.3%
Chicago,
General Airport Senior Lien
Revenue (Chicago O'Hare
International Airport)	5.00	1/1/22	4,615,000		5,497,480
Chicago,
General Airport Senior Lien
Revenue (Chicago O'Hare
International Airport)	5.00	1/1/25	7,055,000		8,246,801
Chicago,
GO	5.00	1/1/22	5,000,000		5,478,750
Chicago,
GO (Modern Schools Across
Chicago Program) (Insured;
AMBAC)	5.00	12/1/17	1,110,000		1,188,976
Chicago,
GO (Project and Refunding
Series) (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/26	6,940,000		7,060,270
Illinois,
GO	5.00	8/1/18	19,900,000		22,178,948
Illinois,
GO	5.00	8/1/19	10,000,000		11,183,500
Illinois,
GO	5.00	9/1/19	7,500,000		7,529,100
Illinois,
GO	5.00	2/1/26	5,000,000		5,489,250
Illinois,
GO	5.25	2/1/28	6,000,000		6,504,960
Illinois,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/20	5,000,000		5,677,250
Illinois Finance Authority,
Gas Supply Revenue (The
Peoples Gas Light and Coke
Company Project) (Insured;
AMBAC)	4.30	6/1/16	2,500,000		2,633,900
Railsplitter Tobacco Settlement

Authority, Tobacco Settlement
Revenue	5.00	6/1/15	3,500,000		3,579,975
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	6.25	6/1/24	10,000,000		10,832,400
Kansas--2.3%
Harvey County Unified School
District Number 373, GO
Improvement Bonds (Insured;
National Public Finance
Guarantee Corp.) (Prerefunded)	5.00	9/1/18	1,700,000	a	1,959,556
Kansas Department of
Transportation, Highway Revenue	5.00	9/1/27	10,000,000		12,287,100
Kansas Department of
Transportation, Highway Revenue	5.00	9/1/28	6,000,000		7,329,300
Kansas Development Finance
Authority, Revenue (University
of Kansas Projects)	4.00	5/1/21	3,370,000		3,755,056
Wichita,
Water and Sewer Utility Revenue	5.00	10/1/21	7,990,000		9,613,089
Wichita,
Water and Sewer Utility Revenue	5.00	10/1/22	8,390,000		10,008,012
Kentucky--.2%
Kentucky Housing Corporation,
Housing Revenue	4.80	7/1/20	1,580,000		1,581,390
Kentucky Property and Buildings
Commission, Revenue (Project
Number 100)	5.00	8/1/21	1,785,000		2,122,222
Louisiana--2.5%
Jefferson Sales Tax District,
Special Sales Tax Revenue
(Insured; AMBAC)	5.25	12/1/21	4,000,000		4,486,720
Louisiana,
GO	5.00	8/1/26	5,000,000		6,109,450
Louisiana Citizens Property
Insurance Corporation,
Assessment Revenue (Insured;
AMBAC)	5.00	6/1/21	5,500,000		5,835,940
Louisiana Citizens Property
Insurance Corporation,
Assessment Revenue (Insured;
Assured Guaranty Corp.)	6.13	6/1/25	14,500,000		16,768,380
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Louisiana
Community and Technical
College System Facilities
Corporation Project)	5.00	10/1/22	5,000,000		5,772,250
Louisiana Public Facilities
Authority, Revenue (CHRISTUS
Health Obligated Group)	6.00	7/1/29	2,000,000		2,296,680
Louisiana Public Facilities

Authority, Revenue (Loyola
University Project)	5.00	10/1/41	6,000,000		6,541,200
Maryland--1.7%
Anne Arundel County,
Consolidated General
Improvements GO	5.00	4/1/28	2,480,000		2,947,207
Anne Arundel County,
Consolidated General
Improvements GO	5.00	4/1/29	4,640,000		5,491,115
Anne Arundel County,
Consolidated General
Improvements GO	5.00	4/1/30	4,640,000		5,471,998
Maryland Department of
Transportation, Consolidated
Transportation Revenue	5.00	12/1/21	6,300,000		7,665,273
Montgomery County,
Consolidated Public
Improvement GO	5.00	11/1/29	10,000,000		12,219,600
Massachusetts--2.6%
Massachusetts,
GO	0.62	11/1/18	2,000,000	c	2,022,120
Massachusetts,
GO (Consolidated Loan)	5.00	7/1/25	7,000,000		8,341,900
Massachusetts,
GO (Consolidated Loan) (Green
Bonds)	5.00	9/1/28	5,000,000		5,905,350
Massachusetts,
GO (Consolidated Loan) (Green
Bonds)	5.00	9/1/30	4,000,000		4,708,200
Massachusetts,
GO (Consolidated Loan) (Green
Bonds)	5.00	9/1/31	5,000,000		5,854,450
Massachusetts,
GO (Insured; National Public
Finance Guarantee Corp.)	5.50	10/1/20	3,285,000		4,020,807
Massachusetts Development Finance
Agency, Revenue (Combined
Jewish Philanthropies of
Greater Boston, Inc. Project)	4.75	2/1/15	675,000		679,131
Massachusetts Development Finance
Agency, Special Obligation
Revenue (Commonwealth Contract
Assistance)	5.00	5/1/44	2,505,000		2,824,663
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	7.50	10/1/22	2,000,000		2,436,280
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	8.00	10/1/29	2,950,000		3,130,363
Massachusetts Health and
Educational Facilities

Authority, Revenue (Simmons
College Issue)	8.00	10/1/39	885,000		939,808
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue) (Prerefunded)	8.00	10/1/15	2,050,000	a	2,185,300
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue) (Prerefunded)	8.00	10/1/15	615,000	a	655,590
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; AMBAC)	5.00	8/15/20	6,000,000		6,699,780
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	8/15/30	60,000		61,826
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; Assured
Guaranty Municipal Corp.)
(Prerefunded)	5.00	8/15/15	190,000	a	196,580
Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue
(MWRA Program)	5.75	8/1/29	380,000		381,630
Michigan--1.8%
Detroit,
Water Supply System Second
Lien Revenue (Insured; FGIC)	5.75	7/1/22	7,000,000		7,929,950
Michigan,
Grant Anticipation Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.25	9/15/23	7,500,000		8,348,100
Michigan Building Authority,
Revenue (Facilities Program)	5.00	10/15/22	2,400,000		2,864,328
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and
Sewerage Department, Sewage
Disposal System Revenue Senior
Lien Local Project Bonds)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/26	1,875,000		2,136,881
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and
Sewerage Department, Sewage
Disposal System Revenue Senior
Lien Local Project Bonds)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/27	3,000,000		3,397,890
Michigan Finance Authority,

Local Government Loan Program
Revenue (Detroit Water and
Sewerage Department, Sewage
Disposal System Revenue Senior
Lien Local Project Bonds)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/28	2,500,000	2,813,000
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and
Sewerage Department, Water
Supply System Revenue Senior
Lien Local Project Bonds)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/26	2,500,000	2,849,175
Michigan State Building Authority,
Revenue (Facilities Program)	5.00	10/15/29	3,450,000	4,000,344
Minnesota--1.4%
Minneapolis,
Health Care System Revenue
(Fairview Health Services)	6.63	11/15/28	12,000,000	14,138,760
University of Minnesota Regents,
Special Purpose Revenue (State
Supported Stadium Debt)	5.00	8/1/19	6,300,000	6,774,579
Western Minnesota Municipal Power
Agency, Power Supply Revenue	5.00	1/1/20	3,725,000	4,394,830
Western Minnesota Municipal Power
Agency, Power Supply Revenue	5.00	1/1/22	1,500,000	1,807,680
Mississippi--.1%
Mississippi Home Corporation,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	4.38	12/1/18	630,000	671,252
Mississippi State University
Educational Building
Corporation, Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	8/1/16	400,000	432,620
Missouri--2.0%
Missouri Environmental Improvement
and Energy Resources
Authority, Water Pollution
Control and Drinking Water
Revenue (State Revolving Funds
Programs)	5.00	7/1/21	1,550,000	1,880,646
Missouri Environmental Improvement
and Energy Resources
Authority, Water Pollution
Control and Drinking Water
Revenue (State Revolving Funds
Programs)	5.00	7/1/22	1,750,000	2,145,745
Missouri Environmental Improvement
and Energy Resources
Authority, Water Pollution

Control and Drinking Water
Revenue (State Revolving Funds
Programs)	5.00	7/1/23	2,200,000		2,726,482
Missouri Environmental Improvement
and Energy Resources
Authority, Water Pollution
Control and Drinking Water
Revenue (State Revolving Funds
Programs)	5.00	1/1/26	750,000		910,620
Missouri Highways and
Transportation Commission,
First Lien State Road Revenue	5.00	5/1/23	25,625,000		31,622,019
Nebraska--.5%
Central Plains Energy Project,
Gas Supply Revenue (Liquidity
Facility; Royal Bank of Canada)	5.00	12/1/19	7,500,000		8,710,800
Omaha City,
GO (City of Omaha Convention
Center/Arena Project)
(Escrowed to Maturity)	6.50	12/1/16	1,000,000		1,122,000
Nevada--1.3%
Clark County,
Highway Revenue (Motor Vehicle
Fuel Tax)	5.00	7/1/28	10,000,000		11,298,200
Clark County School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	6/15/20	12,930,000		14,678,912
New Jersey--5.4%
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.13	11/1/16	1,000,000		1,091,750
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
Assured Guaranty Municipal
Corp.) (Prerefunded)	5.80	11/1/15	5,000,000	a	5,259,000
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
Assured Guaranty Municipal
Corp.) (Prerefunded)	5.80	11/1/15	5,000,000	a	5,259,000
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
Assured Guaranty Municipal
Corp.) (Prerefunded)	5.80	11/1/15	5,000,000	a	5,259,000
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
Assured Guaranty Municipal
Corp.) (Prerefunded)	5.80	11/1/15	2,500,000	a	2,629,500

New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	6/15/19	10,000,000		11,304,900
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	9/1/20	5,555,000		6,338,311
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	3/1/25	13,000,000		14,516,190
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
AMBAC)	5.25	12/15/20	5,000,000		5,811,500
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	9/1/23	10,000,000		12,151,600
New Jersey Educational Facilities
Authority, Revenue (University
of Medicine and Dentistry of
New Jersey Issue) (Prerefunded)	7.50	6/1/19	3,750,000	a	4,792,613
New Jersey Health Care Facilities
Financing Authority, Revenue
(Barnabas Health Issue)	5.00	7/1/22	1,830,000		2,138,373
New Jersey Health Care Facilities
Financing Authority, Revenue
(Barnabas Health Issue)	5.00	7/1/24	1,000,000		1,145,460
New Jersey Health Care Facilities
Financing Authority, Revenue
(Meridian Health System
Obligated Group Issue)	5.00	7/1/19	2,000,000		2,301,780
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.00	6/15/42	10,000,000		10,562,000
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.50	6/15/31	5,000,000		5,771,700
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/33	5,000,000		5,727,050
Rutgers, The State University,
GO	5.00	5/1/21	2,000,000		2,397,280
New Mexico--.6%
New Mexico Finance Authority,
State Transportation Senior
Lien Revenue	5.00	6/15/18	5,000,000		5,731,800
New Mexico Municipal Energy
Acquisition Authority, Gas
Supply Revenue	5.00	8/1/19	5,000,000		5,764,650
New York--12.6%
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter's Hospital of the

City of Albany Project)	5.75	11/15/22	1,000,000		1,126,630
Greece Central School District,
GO (Insured; FGIC)	6.00	6/15/15	950,000		980,533
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	11/15/28	2,880,000		3,110,602
Metropolitan Transportation
Authority, State Service
Contract Revenue	5.75	1/1/18	1,500,000		1,725,030
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/24	5,000,000		5,558,550
Metropolitan Transportation
Authority, Transportation
Revenue	6.50	11/15/28	12,000,000		14,484,600
Metropolitan Transportation
Authority, Transportation
Revenue (Insured; Assured
Guaranty Municipal Corp.)	0.31	11/1/22	9,175,000	c	8,888,281
New York City,
GO	5.00	8/1/18	5,000,000		5,731,150
New York City,
GO	5.00	8/1/20	18,505,000		21,868,099
New York City,
GO	5.00	8/1/23	5,000,000		6,040,400
New York City,
GO	5.13	12/1/24	5,000,000		5,608,950
New York City,
GO	5.00	10/1/25	2,500,000		2,949,675
New York City,
GO	5.00	8/1/26	5,660,000		6,640,652
New York City,
GO	5.00	8/1/28	16,000,000		18,788,320
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	2/1/23	13,000,000		15,305,940
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/25	15,000,000		18,156,150
New York Liberty Development
Corporation, Revenue (3 World
Trade Center Project)	5.15	11/15/34	5,000,000	e	5,197,450
New York Liberty Development
Corporation, Revenue (3 World
Trade Center Project)	5.00	11/15/44	10,000,000	e	10,204,400
New York Liberty Development
Corporation, Revenue (Goldman
Sachs Headquarters Issue)	5.00	10/1/15	1,000,000		1,033,730
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	10/1/41	7,500,000		8,537,400
New York State Dormitory

Authority, Revenue
(Consolidated City University
System) (Insured; Assured
Guaranty Municipal Corp.)	5.75	7/1/18	165,000		180,353
New York State Dormitory
Authority, Revenue (The
Rockefeller University)	5.00	7/1/40	10,000,000		11,260,700
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.00	3/15/35	4,190,000		4,243,925
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	3/15/20	10,000,000		11,801,600
New York State Thruway Authority,
General Revenue Junior
Indebtedness Obligations	5.00	5/1/19	8,000,000		9,248,320
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/21	5,000,000		5,579,350
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/24	4,500,000		4,944,510
Port Authority of New York and New
Jersey (Consolidated Bonds,
139th Series) (Insured;
National Public Finance
Guarantee Corp. )	5.00	10/1/16	5,440,000		5,582,528
Port Authority of New York and New
Jersey (Consolidated Bonds,
184th Series)	5.00	9/1/31	1,145,000		1,353,917
Port Authority of New York and New
Jersey (Consolidated Bonds,
184th Series)	5.00	9/1/32	2,500,000		2,949,150
Sales Tax Asset Receivable
Corporation, Sales Tax Asset
Revenue	5.00	10/15/31	7,000,000		8,431,710
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue (State
Contingency Contract Secured)	5.00	6/1/20	5,000,000		5,340,800
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/37	2,425,000		2,668,203
Triborough Bridge and Tunnel
Authority, Subordinate Revenue
(MTA Bridges and Tunnels)	0.00	11/15/29	10,000,000	b	5,922,000
Utility Debt Securitization
Authority of New York,
Restructuring Bonds	5.00	12/15/26	2,500,000		3,036,650
North Carolina--3.0%

North Carolina,
GO	5.00	5/1/21	1,500,000	1,817,250
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.00	1/1/17	8,000,000	8,720,880
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.25	1/1/20	5,000,000	5,652,650
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.00	1/1/26	18,000,000	20,433,420
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Escrowed to Maturity)	5.00	1/1/17	8,050,000	8,461,516
North Carolina Municipal Power
Agency Number 1, Catawba
Electric Revenue	5.00	1/1/24	5,500,000	6,259,935
Wake County,
LOR	5.00	1/1/24	5,955,000	6,904,823
Ohio--.6%
Columbus,
GO (Various Purpose Limited
Tax)	5.00	7/1/21	3,005,000	3,631,392
Hamilton County,
Sewer System Improvement
Revenue (The Metropolitan
Sewer District of Greater
Cincinnati)	5.00	12/1/26	3,500,000	4,223,520
Montgomery County,
Revenue (Catholic Health
Initiatives)	6.00	10/1/23	3,055,000	3,551,438
Ohio Housing Finance Agency,
MFHR (Uptown Towers Apartments
Project) (Collateralized; GNMA)	4.75	10/20/15	190,000	193,836
Toledo-Lucas County Port
Authority, Port Facilities
Revenue (Cargill, Inc. Project)	4.50	12/1/15	900,000	931,689
Oregon--.8%
Oregon,
GO	5.00	11/1/19	5,000,000	5,923,800
Oregon,
GO	5.00	11/1/20	3,100,000	3,734,911
Tri-County Metropolitan
Transportation District,
Payroll Tax and Grant Receipt
Revenue	5.00	11/1/18	5,000,000	5,519,000
Pennsylvania--2.5%
Pennsylvania,
GO	5.00	6/15/22	12,470,000	15,047,424
Pennsylvania,
GO	5.00	11/15/22	5,000,000	5,941,550
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/31	5,110,000	5,768,730

Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	6/1/18	5,000,000		5,653,900
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	12/1/20	3,675,000		4,333,413
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	12/1/21	3,740,000		4,406,431
Philadelphia School District,
GO (Insured; AMBAC)	5.00	4/1/17	2,165,000		2,199,315
State Public School Building
Authority, School Lease
Revenue (The School District
of Philadelphia Project)	5.00	4/1/22	1,000,000		1,161,810
State Public School Building
Authority, School Lease
Revenue (The School District
of Philadelphia Project)	5.00	4/1/25	2,750,000		3,139,620
South Carolina--.5%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.50	12/1/18	3,000,000		3,522,630
Newberry Investing in Children's
Education, Installment
Purchase Revenue (School
District of Newberry County,
South Carolina Project)
(Prerefunded)	5.25	12/1/15	1,000,000	a	1,050,650
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.00	12/1/32	5,000,000		5,758,600
South Dakota--.1%
South Dakota Educational
Enhancement Funding
Corporation, Tobacco
Settlement Revenue	5.00	6/1/25	1,800,000		2,063,862
South Dakota Educational
Enhancement Funding
Corporation, Tobacco
Settlement Revenue	5.00	6/1/27	500,000		566,275
Tennessee--.7%
Clarksville Natural Gas
Acquisition Corporation, Gas
Revenue	5.00	12/15/20	1,690,000		1,922,679
Metropolitan Government of
Nashville and Davidson County,
GO Improvement Bonds	5.00	7/1/25	10,000,000		11,721,100
Texas--6.9%
Clifton Higher Education Finance
Corporation, Education Revenue
(IDEA Public Schools)	5.00	8/15/23	1,100,000		1,260,633
Dallas and Fort Worth,
Joint Improvement Revenue
(Dallas/Fort Worth

International Airport)	5.00	11/1/31	5,000,000		5,589,500
Dallas and Fort Worth,
Joint Revenue (Dallas/Fort
Worth International Airport)	5.00	11/1/26	3,000,000		3,459,600
Dallas and Fort Worth,
Joint Revenue (Dallas/Fort
Worth International Airport)	5.00	11/1/27	3,400,000		3,908,674
Dallas Area Rapid Transit,
Senior Lien Sales Tax Revenue	5.00	12/1/22	5,700,000		6,940,263
Forney Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.75	8/15/33	1,000,000		1,151,790
Harris County,
Toll Road Senior Lien Revenue	5.00	8/15/23	12,500,000		14,494,000
Harris County,
Unlimited Tax Road Bonds	5.00	10/1/21	13,705,000		15,967,558
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System) (Prerefunded)	7.00	12/1/18	5,000,000	a	6,183,200
Houston,
Combined Utility System First
Lien Revenue	5.00	5/15/21	5,000,000		6,006,050
Houston,
Public Improvement GO	5.00	3/1/18	5,000,000		5,675,050
Houston Community College System,
Limited Tax Bonds	5.00	2/15/21	2,250,000		2,691,405
Katy Independent School District,
Unlimited Tax Refunding Bonds
(Permanent School Fund
Guarantee Program)	0.00	2/15/16	1,505,000	b	1,497,942
Lower Colorado River Authority,
Revenue (Escrowed to Maturity)	5.00	5/15/16	15,000		15,997
Lower Colorado River Authority,
Revenue (Escrowed to Maturity)	5.00	5/15/16	35,000		37,325
San Antonio,
Electric and Gas Systems
Revenue	5.00	2/1/17	5,000,000		5,490,600
Texas Public Finance Authority,
GO	5.00	10/1/23	9,385,000		11,211,509
Texas Transportation Commission,
Highway Improvement GO	5.00	4/1/27	5,000,000		5,923,750
Texas Transportation Commission,
State Highway Fund First Tier
Revenue	5.00	4/1/20	15,000,000		16,489,800
Texas Transportation Commission,
State Highway Fund First Tier
Revenue	5.00	4/1/21	12,500,000		15,093,375
Texas Water Development Board,
State Revolving Fund
Subordinate Lien Revenue	5.00	7/15/24	3,650,000		4,032,338
Utah--1.6%

Utah,
GO	5.00	7/1/20	20,000,000	23,978,800
Utah Associated Municipal Power
Systems, Revenue (Payson Power
Project)	5.00	4/1/22	5,675,000	6,733,671
Virginia--2.5%
Virginia,
GO	5.00	6/1/23	5,490,000	6,576,636
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs)	5.00	2/1/19	7,000,000	8,124,760
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs)	5.00	2/1/21	2,235,000	2,679,385
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs)	5.00	2/1/23	11,285,000	13,308,401
Virginia Public Building
Authority, Public Facilities
Revenue	5.00	8/1/18	8,370,000	9,604,324
Virginia Public Building
Authority, Public Facilities
Revenue	5.00	8/1/19	6,950,000	8,150,474
Washington--2.2%
Energy Northwest,
Electric Revenue (Columbia
Generating Station)	5.00	7/1/20	10,955,000	13,062,632
FYI Properties,
LR (State of Washington
Department of Information
Services Project)	5.25	6/1/29	5,625,000	6,351,525
Washington,
Federal Highway Grant
Anticipation Revenue (State
Road 520 Corridor Program)	5.00	9/1/22	5,000,000	5,992,650
Washington,
Federal Highway Grant
Anticipation Revenue (State
Road 520 Corridor Program)	5.00	9/1/23	5,000,000	6,033,600
Washington,
Motor Vehicle Fuel Tax GO	5.00	8/1/23	3,570,000	4,255,119
Washington Health Care Facilities
Authority, Revenue (Providence
Health and Services)	5.00	10/1/21	5,550,000	6,580,302
West Virginia--.1%
Monongalia County Building
Commission, HR (Monongalia

General Hospital)	5.25	7/1/20	2,575,000		2,621,324
Wisconsin--1.0%
Wisconsin,
GO	5.00	5/1/20	5,800,000		6,596,978
Wisconsin,
GO	5.00	5/1/25	5,000,000		5,813,650
WPPI Energy,
Power Supply System Revenue	5.00	7/1/29	1,000,000		1,166,960
WPPI Energy,
Power Supply System Revenue	5.00	7/1/30	1,000,000		1,161,530
WPPI Energy,
Power Supply System Revenue	5.00	7/1/31	1,000,000		1,155,230
WPPI Energy,
Power Supply System Revenue	5.00	7/1/32	500,000		576,270
WPPI Energy,
Power Supply System Revenue	5.00	7/1/33	2,000,000		2,297,940
U.S. Related--1.2%
A.B. Won International Airport
Authority of Guam, General
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.50	10/1/33	1,000,000		1,135,850
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/18	5,000,000		2,592,950
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/23	5,000,000		2,552,450
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/17	3,940,000		3,950,520
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	5.50	7/1/15	995,000		971,906
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	5.50	7/1/16	1,995,000		1,836,318
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue (Escrowed
to Maturity)	5.50	7/1/15	5,000		5,154
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue (Escrowed
to Maturity)	5.50	7/1/16	5,000		5,392
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue (Escrowed
to Maturity)	5.75	7/1/17	5,000		5,633
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.75	8/1/32	11,000,000	f	8,529,400
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.25	8/1/33	2,500,000	f	1,429,875

Total Long-Term Municipal Investments
(cost $1,824,216,738)					1,929,257,730
Short-Term Municipal	Coupon	Maturity	Principal
Investments--2.7%	Rate (%)	Date	Amount ($)		Value ($)
Colorado--.1%
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; TD Bank)	0.04	12/1/14	925,000	g	925,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; U.S. Bank
NA)	0.04	12/1/14	1,200,000	g	1,200,000
Florida--.1%
Sarasota County Public Hospital
District, HR, Refunding
(Sarasota Memorial Hospital
Project) (LOC: Northern Trust
Company)	0.04	12/1/14	1,600,000	g	1,600,000
Illinois--.1%
Chicago,
GO Notes, Refunding (LOC; Bank
of Montreal)	0.05	12/1/14	1,000,000	g	1,000,000
Iowa--.2%
Iowa Finance Authority,
Health Facilities Revenue
(Great River Medical Center
Project) (LOC; JPMorgan Chase
Bank)	0.05	12/1/14	4,200,000	g	4,200,000
Louisiana--.1%
Louisiana Public Facilities
Authority, Revenue (Dynamic
Fuels, LLC Project) (LOC;
JPMorgan Chase Bank)	0.05	12/1/14	2,400,000	g	2,400,000
Massachusetts--.4%
Massachusetts Health and
Educational Facilities
Authority, Revenue (Baystate
Medical Center Issue) (LOC;
Wells Fargo Bank)	0.04	12/1/14	7,500,000	g	7,500,000
Minnesota--.3%
Brooklyn Center,
Revenue, Refunding (Brookdale
Corporate Center II Project
(LOC; U.S. Bank NA)	0.04	12/1/14	1,000,000	g	1,000,000
Minnesota Higher Education
Facilities Authority, Revenue
(Saint Olaf College) (LOC;
Bank of Montreal)	0.04	12/1/14	4,700,000	g	4,700,000
Mississippi--.1%
Mississippi Business Finance
Corporation, Gulf Opportunity

Zone Industrial Development
Revenue, (Chevron U.S.A. Inc.
Project)	0.05	12/1/14	2,000,000	g	2,000,000
Missouri--.3%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Saint
Louis Convention Center Hotel
Garage Project) (LOC; U.S.
Bank NA)	0.04	12/1/14	1,000,000	g	1,000,000
Missouri Health and Educational
Facilities Authority,
Educational Facilities Revenue
(Saint Louis University) (LOC;
Wells Fargo Bank)	0.04	12/1/14	4,000,000	g	4,000,000
Missouri Health and Educational
Facilities Authority,
Educational Facilities Revenue
(The Washington University)
(Liquidity Facility; JPMorgan
Chase Bank)	0.05	12/1/14	1,000,000	g	1,000,000
New Hampshire--.1%
New Hampshire Business Finance
Authority, Revenue (Huggins
Hospital Issue) (LOC; TD Bank)	0.04	12/1/14	1,775,000	g	1,775,000
New Hampshire Health and Education
Facilities Authority, Revenue
(Dartmouth College Issue)
(Liquidity Facility; JPMorgan
Chase Bank)	0.04	12/1/14	1,025,000	g	1,025,000
Pennsylvania--.1%
Lancaster County Hospital
Authority, Health Center
Revenue (Masonic Homes
Project) (LOC; JPMorgan Chase
Bank)	0.05	12/1/14	1,500,000	g	1,500,000
South Dakota--.3%
South Dakota Health and
Educational Facilities
Authority, Revenue (Regional
Health) (LOC; U.S. Bank NA)	0.04	12/1/14	4,900,000	g	4,900,000
Vermont--.2%
Vermont Educational and Health
Buildings Financing Agency, HR
(Northeastern Vermont Regional
Hospital Project) (LOC; TD
Bank)	0.05	12/1/14	2,400,000	g	2,400,000
Vermont Educational and Health
Buildings Financing Agency,
Revenue (North Country
Hospital Project) (LOC; TD
Bank)	0.05	12/1/14	1,000,000	g	1,000,000
Wyoming--.3%

Uinta County,
PCR, Refunding (Chevron U.S.A.
Inc. Project)	0.04	12/1/14	7,400,000	g	7,400,000
Total Short-Term Municipal Investments
(cost $52,525,000)					52,525,000
Total Investments (cost $1,876,741,738)			102.3%		1,981,782,730
Liabilities, Less Cash and Receivables			(2.3%)		(44,259,190)
Net Assets			100.0%		1,937,523,540

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c Variable rate security--interest rate subject to periodic change.
d Non-income producing--security in default.
e Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2014, these securities were valued at $15,401,850 or .8% of net assets.
f Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
g Variable rate demand note - rate shown is the interest rate in effect at November 30, 2014. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At November 30, 2014, net unrealized appreciation on investments was $105,040,992 of which $113,628,954 related to appreciated investment securities and $8,587,962 related to depreciated investment securities. At November 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts

SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

STATEMENT OF FINANCIAL FUTURES
November 30, 2014 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 11/30/2014 ($)
Financial Futures Short
U.S. Treasury 5 Year Notes	345	(41,224,805)	March 2015	(87,589)
U.S. Treasury 10 Year Notes	615	(78,133,828)	March 2015	(334,254)

				(421,843)

The following is a summary of the inputs used as of November 30, 2014 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds+	-	1,981,782,730	-	1,981,782,730
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(421,843)	-	-	(421,843)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

 Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end November 30, 2014 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon National Municipal Money Market Fund
November 30, 2014 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--99.9%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--1.1%
Mobile County Industrial
Development Authority, Gulf
Opportunity Zone Revenue (SSAB
Alabama Inc.) (LOC; Swedbank)	0.08	12/7/14	7,000,000	a	7,000,000
Mobile Industrial Development
Board, Dock and Wharf Revenue,
Refunding (Holnam Inc.
Project) (LOC; Bayerische
Landesbank)	0.09	12/7/14	2,610,000	a	2,610,000

Arizona--5.0%
Deutsche Bank Spears/Lifers Trust
(Series DBE-1082) (Arizona
Health Facilities Authority,
Revenue (Catholic Healthcare
West)) (Liquidity Facility;
Deutsche Bank AG and LOC;
Deutsche Bank AG)	0.11	12/7/14	30,495,000 a,b,c		30,495,000
Phoenix Industrial Development
Authority, MFHR, Refunding
(Copper Palms Apartments
Project) (Liquidity Facility;
FHLMC and LOC; FHLMC)	0.06	12/7/14	4,750,000	a	4,750,000
Yavapai County Industrial
Development Authority, Revenue
(Skanon Investments, Inc. -
Drake Cement Project) (LOC;
Citibank NA)	0.05	12/7/14	7,000,000	a	7,000,000

Colorado--10.6%
Colorado Educational and Cultural
Facilities Authority, Revenue,
Refunding (The Nature
Conservancy Project)	0.05	12/7/14	34,215,000	a,d	34,215,000
Parker Automotive Metropolitan
District, GO Notes (LOC; U.S.
Bank NA)	0.05	12/7/14	850,000	a	850,000
RBC Municipal Products, Inc. Trust
(Series O-83) (Board of
Governors of the Colorado
State University System,
System Enterprise Revenue)
(Liquidity Facility; Royal
Bank of Canada)	0.06	12/7/14	8,665,000 a,b,c,d		8,665,000
Sheridan Redevelopment Agency,
Tax Increment Revenue,
Refunding (South Santa Fe
Drive Corridor Redevelopment
Project) (LOC; JPMorgan Chase
Bank)	0.07	12/7/14	5,000,000	a	5,000,000
Southern Ute Indian Tribe of the
Southern Ute Indian
Reservation, Revenue	0.05	12/7/14	20,035,000	a	20,035,000
Southern Ute Indian Tribe of the
Southern Ute Indian
Reservation, Revenue	0.06	12/7/14	20,300,000	a	20,300,000

Connecticut--.3%
Connecticut Health and Educational
Facilities Authority, Revenue
(Westminster School Issue)
(LOC; Bank of America)	0.11	12/7/14	2,100,000	a,d	2,100,000

District of Columbia--.3%
District of Columbia,
Revenue (American Geophysical
Union Issue) (LOC; Bank of
America)	0.10	12/7/14	2,645,000	a	2,645,000

Florida--1.4%
Gainesville,
IDR (Gainesville Hillel, Inc.
Project) (LOC; Northern Trust
Company)	0.07	12/7/14	3,250,000	a	3,250,000
Jacksonville,
IDR (University of Florida
Health Sciences Center Clinic)
(LOC; Branch Banking and Trust
Co.)	0.05	12/7/14	2,800,000	a	2,800,000
Sarasota County Public Hospital
District, HR, Refunding
(Sarasota Memorial Hospital
Project) (LOC: Northern Trust
Company)	0.04	12/1/14	6,000,000	a	6,000,000

Idaho--1.2%
Idaho Housing and Finance
Association, MFHR (Traditions
at Boise Apartments Project)
(LOC; FHLMC)	0.07	12/7/14	10,350,000	a	10,350,000

Illinois--10.1%
Brookfield,
Revenue (Brookfield Zoo
Project) (LOC; Northern Trust
Company)	0.07	12/7/14	1,920,000	a,d	1,920,000
Galesburg,
Revenue (Knox College Project)
(LOC; PNC Bank NA)	0.06	12/7/14	3,100,000	a,d	3,100,000
Illinois Development Finance
Authority, Revenue (American
College of Surgeons Project)
(LOC; Northern Trust Company)	0.07	12/7/14	3,040,000	a,d	3,040,000
Illinois Development Finance
Authority, Revenue (McCormick
Theological Seminary Project)
(LOC; Northern Trust Company)	0.07	12/7/14	17,935,000	a,d	17,935,000
Illinois Development Finance
Authority, Revenue (McCormick
Theological Seminary Project)
(LOC; Northern Trust Company)	0.07	12/7/14	4,615,000	a,d	4,615,000
Illinois Development Finance
Authority, Revenue (Saint
Ignatius College Preparatory
School) (LOC; PNC Bank NA)	0.05	12/7/14	12,000,000	a,d	12,000,000
Illinois Educational Facilities
Authority, Revenue (The
Lincoln Park Society) (LOC;
Citibank NA)	0.10	12/7/14	500,000	a	500,000
Illinois Finance Authority,
Revenue (Joan W. and Irving B.
Harris Theater for Music and
Dance Project) (LOC; PNC Bank
NA)	0.05	12/7/14	14,000,000	a	14,000,000
Illinois Finance Authority,
Revenue (Kohl Children's
Museum of Greater Chicago Inc.
Project) (LOC; Northern Trust
Company)	0.05	12/7/14	1,675,000	a	1,675,000
Illinois Finance Authority,
Revenue (Saint Ignatius
College Preparatory Project)
(LOC; PNC Bank NA)	0.06	12/7/14	13,000,000	a,d	13,000,000

Illinois Finance Authority,
Revenue (Village of Oak Park
Residence Corporation Project)
(LOC; PNC Bank NA)	0.05	12/7/14	4,300,000	a	4,300,000
Illinois Housing Development
Authority, MFHR (Woodlawn Six
Apartments) (LOC; FHLMC)	0.06	12/7/14	8,270,000	a	8,270,000

Indiana--3.7%
Deutsche Bank Spears/Lifers Trust
(Series DBE-565) (Indiana Bond
Bank, Special Program Revenue)
(Liquidity Facility; Deutsche
Bank AG and LOC; Deutsche Bank
AG)	0.21	12/7/14	5,740,000 a,b,c		5,740,000
Goshen,
EDR (Goshen College Project)
(LOC; JPMorgan Chase Bank)	0.06	12/7/14	25,430,000	a,d	25,430,000

Louisiana--2.5%
Louisiana Public Facilities
Authority, Revenue (Air
Products and Chemicals Project)	0.04	12/1/14	6,000,000	a	6,000,000
Louisiana Public Facilities
Authority, Revenue (Air
Products and Chemicals Project)	0.04	12/1/14	15,000,000	a	15,000,000

Maryland--4.7%
Baltimore County,
Revenue (Cross Creek
Apartments Facility) (LOC; PNC
Bank NA)	0.06	12/7/14	4,320,000	a	4,320,000
Baltimore Mayor and City Council
Industrial Development
Authority, Revenue (City of
Baltimore Capital Acquisition
Program) (LOC; Bayerische
Landesbank)	0.07	12/7/14	11,100,000	a	11,100,000
Maryland Economic Development
Corporation, EDR (Catholic
Relief Services Facility)
(LOC; Bank of America)	0.07	12/7/14	15,075,000	a	15,075,000
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Stella
Maris Issue) (LOC; M&T Trust)	0.07	12/7/14	8,835,000	a	8,835,000

Massachusetts--8.4%
Massachusetts Health and
Educational Facilities
Authority, Revenue (Hillcrest
Extended Care Services Issue)
(LOC; Bank of America)	0.08	12/7/14	14,650,000	a	14,650,000
Massachusetts School Building
Authority, Subordinated
Dedicated Sales Tax BAN	5.00	7/16/15	14,000,000		14,424,448
University of Massachusetts
Building Authority, Project
Revenue (Liquidity Facility;
JPMorgan Chase Bank)	0.06	12/7/14	41,100,000	a,d	41,100,000

Michigan--.9%
Lenawee County Economic
Development Corporation,
Revenue, Refunding (Siena
Heights University Project)
(LOC; FHLB)	0.04	12/7/14	7,290,000	a,d	7,290,000

Minnesota--1.0%
Minnesota Higher Education

Facilities Authority, Revenue
(Macalester College)	0.08	12/7/14	8,565,000	a,d	8,565,000

Mississippi--4.5%
Mississippi Business Finance
Corporation, Gulf Opportunity
Zone IDR (Chevron U.S.A. Inc.
Project)	0.04	12/1/14	18,300,000	a	18,300,000
Mississippi Business Finance
Corporation, Gulf Opportunity
Zone IDR (Chevron U.S.A. Inc.
Project)	0.04	12/1/14	17,425,000	a	17,425,000
Mississippi Development Bank,
Special Obligation Revenue,
Refunding (Harrison County GO
Bonds Refunding Project) (LOC;
Bank of America)	0.06	12/7/14	2,110,000	a	2,110,000

Missouri--2.1%
Saint Charles County Public Water
Supply District Number 2, COP
(Project Lease Agreement)
(LOC; Bank of America)	0.06	12/7/14	14,250,000	a	14,250,000
Saint Louis Industrial Development
Authority, MFHR (Kingsbury
Place Apartments) (LOC; FHLB)	0.08	12/7/14	3,070,000	a	3,070,000

Nevada--2.1%
Deutsche Bank Spears/Lifers Trust
(Series DBE-668) (Clark County
School District, Limited Tax
Building Bonds GO) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.23	12/7/14	17,975,000	a,b,c,d	17,975,000

New Hampshire--1.2%
New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue) (Liquidity
Facility; Wells Fargo Bank)	0.09	12/1/14	3,000,000	a,d	3,000,000
New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue) (Liquidity
Facility; Wells Fargo Bank)	0.09	12/1/14	6,735,000	a,d	6,735,000

New Jersey--5.5%
Deutsche Bank Spears/Lifers Trust
(Series DBE-343) (Newark
Housing Authority, Marine
Terminal Additional
Rent-Backed Revenue, Refunding
(City of Newark Redevelopment
Projects)) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.15	12/7/14	7,785,000	a,b,c	7,785,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-511) (Newark
Housing Authority, Marine
Terminal Additional
Rent-Backed Revenue, Refunding
(City of Newark Redevelopment
Projects)) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.20	12/7/14	5,000,000	a,b,c	5,000,000
Garfield,
GO Notes, BAN	1.25	2/27/15	4,460,000		4,467,914
Little Egg Harbor Township,
GO Notes, BAN	1.00	2/3/15	8,509,690		8,514,867

Little Falls Township,
GO Notes (BAN, Special
Emergency Note and Tax Appeal
Refunding BAN)	1.00	12/19/14	5,170,000		5,170,529
Livingston Township Board of
Education, GO Notes, GAN	1.00	9/24/15	4,000,000		4,018,129
Margate,
Special Emergency Notes	1.00	12/22/14	3,000,000		3,000,599
Seaside Heights Borough,
GO Notes, BAN	1.00	1/30/15	5,000,000		5,001,302
Sussex County Municipal Utilities
Authority, GO Notes (Paulins
Kill Basin Water Reclamation
System Project)	1.50	2/13/15	2,750,000		2,756,105

New York--6.7%
Albany Industrial Development
Agency, Civic Facility Revenue
(Renaissance Corporation of
Albany Project) (LOC; M&T
Trust)	0.09	12/7/14	2,700,000	a	2,700,000
Amherst Industrial Development
Agency, Civic Facility Revenue
(Daemen College Project) (LOC;
M&T Trust)	0.09	12/7/14	11,400,000	a,d	11,400,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-1152) (TSASC,
Inc., Tobacco Settlement
Asset-Backed Bonds) (Liquidity
Facility: Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.14	12/7/14	6,500,000 a,b,c		6,500,000
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Brookview,
Inc. Project) (LOC; M&T Trust)	0.09	12/7/14	7,840,000	a	7,840,000
New York City Capital Resource
Corporation, Recovery Zone
Facility Revenue (WytheHotel
Project) (LOC; M&T Trust)	0.10	12/7/14	3,700,000	a	3,700,000
New York State Housing Finance
Agency, Housing Revenue (25
Washington Street) (LOC; M&T
Trust)	0.06	12/7/14	6,900,000	a	6,900,000
Oneida County Industrial
Development Agency, Civic
Facility Revenue (Mohawk
Valley Community College
Dormitory Corporation Project)
(LOC; Citibank NA)	0.06	12/7/14	3,000,000	a	3,000,000
Onondaga County Industrial
Development Agency, Civic
Facility Revenue (Syracuse
Research Corporation Facility)
(LOC; M&T Trust)	0.09	12/7/14	3,340,000	a	3,340,000
Oswego County Industrial
Development Agency, Civic
Facility Revenue (Oswego
College Foundation, Inc.
Project) (LOC; M&T Trust)	0.12	12/7/14	890,000	a,d	890,000
Rockland County Industrial
Development Authority, Revenue
(Northern Manor Multicare
Center, Inc. Project) (LOC;
M&T Trust)	0.14	12/7/14	2,600,000	a	2,600,000
Syracuse Industrial Development
Agency, Civic Facility Revenue
(Community Development
Properties - Vanderbilt/Larned
Project) (LOC; M&T Trust)	0.09	12/7/14	1,300,000	a	1,300,000
Tompkins County Industrial

Development Agency, Civic
Facility Revenue (Community
Development Properties Ithaca,
Inc. Project) (LOC; M&T Trust)	0.14	12/7/14	5,800,000	a	5,800,000

Ohio--.4%
Hamilton County,
Hospital Facilities Revenue
(Beechwood Home Project) (LOC;
PNC Bank NA)	0.07	12/7/14	3,015,000	a	3,015,000

Pennsylvania--.8%
Butler County Industrial
Development Authority, IDR,
Refunding (Wetterau Finance
Company Project) (LOC; U.S.
Bank NA)	0.07	12/1/14	1,940,000	a	1,940,000
Jackson Township Industrial
Development Authority, Revenue
(StoneRidge Retirement Living
Project) (LOC; PNC Bank NA)	0.05	12/7/14	4,350,000	a	4,350,000

South Carolina--4.3%
South Carolina Association of
Governmental Organizations,
COP (Evidencing Undivided
Proportionate Interests in Tax
Anticipation Notes (General
Obligations) of Certain South
Carolina School Districts)	1.00	4/15/15	12,657,000	d	12,698,286
South Carolina Jobs-Economic
Development Authority, EDR
(Ashley Hall Project) (LOC;
Branch Banking and Trust Co.)	0.06	12/7/14	18,895,000	a,d	18,895,000
South Carolina Jobs-Economic
Development Authority, EDR
(Lexington-Richland Alcohol
and Drug Abuse Council, Inc.
Project) (LOC; Branch Banking
and Trust Co.)	0.06	12/7/14	4,125,000	a	4,125,000

Texas--10.1%
Atascosa County Industrial
Development Corporation, PCR,
Refunding (San Miguel Electric
Cooperative, Inc. Project)
(LOC; National Rural Utilities
Cooperative Finance
Corporation)	0.09	12/7/14	36,200,000	a	36,200,000
Harris County Health Facilities
Development Corporation, HR,
Refunding (Texas Children's
Hospital Project) (Liquidity
Facility; Wells Fargo Bank)	0.04	12/1/14	4,100,000	a	4,100,000
Red River Education Finance
Corporation, Higher Education
Revenue (Texas Christian
University Project) (Liquidity
Facility; Northern Trust
Company)	0.04	12/7/14	21,700,000	a,d	21,700,000
Texas,
GO Notes, TRAN	1.50	8/31/15	22,500,000		22,728,480

Utah--.4%
Utah Housing Corporation,
MFHR (Timbergate Apartments
Project) (LOC; FHLMC)	0.09	12/7/14	3,125,000	a	3,125,000

Virginia--4.4%
Alexandria Industrial Development

Authority, Revenue (Institute
for Defense Analyses Project)
(LOC; Branch Banking and Trust
Co.)	0.04	12/7/14	9,875,000	a	9,875,000
Fairfax County Industrial
Development Authority, Health
Care Revenue (Inova Health
System Project) (LOC; Northern
Trust Company)	0.07	12/7/14	3,600,000	a	3,600,000
Fairfax County Industrial
Development Authority, Revenue
(Fairfax Hospital System,
Inc.) (LOC; Northern Trust
Company)	0.07	12/7/14	1,600,000	a	1,600,000
Fairfax County Industrial
Development Authority, Revenue
(Fairfax Hospital System,
Inc.) (LOC; Northern Trust
Company)	0.07	12/7/14	2,800,000	a	2,800,000
Fairfax County Industrial
Development Authority, Revenue
(Fairfax Hospital System,
Inc.) (LOC; Northern Trust
Company)	0.07	12/7/14	2,900,000	a	2,900,000
University of Virginia,
University Revenue, CP	0.08	1/6/15	11,629,000	d	11,628,873
University of Virginia,
University Revenue, CP	0.08	3/5/15	4,000,000	d	3,999,248

Washington--6.2%
Squaxin Island Tribe,
Tribal Infrastructure Revenue
(LOC; Bank of America)	0.11	12/7/14	4,825,000	a	4,825,000
Washington Health Care Facilities
Authority, Revenue (Providence
Health and Services)
(Liquidity Facility; U.S. Bank
NA)	0.07	12/7/14	22,200,000	a	22,200,000
Washington Health Care Facilities
Authority, Revenue (Providence
Health and Services)
(Liquidity Facility; U.S. Bank
NA)	0.07	12/7/14	6,550,000	a	6,550,000
Washington Housing Finance
Commission, MFHR (Affinity at
Southridge Apartments Project)
(LOC; FHLB)	0.07	12/7/14	6,350,000	a	6,350,000
Washington Housing Finance
Commission, MFHR (Kitts Corner
Apartments Project) (LOC; FHLB)	0.06	12/7/14	6,500,000	a	6,500,000
Washington Housing Finance
Commission, MFHR, Refunding
(Lake City Senior Apartments
Project) (Liquidity Facility;
FHLMC and LOC; FHLMC)	0.06	12/7/14	2,600,000	a	2,600,000
Washington Housing Finance
Commission, Nonprofit Revenue
(District Council Number Five
Apprenticeship and Training
Trust Fund Project) (LOC;
Wells Fargo Bank)	0.14	12/7/14	2,935,000	a	2,935,000

Wisconsin--.0%
Pleasant Prairie,
IDR (Muskie Enterprises, Inc.
Project) (LOC; Northern Trust
Company)	0.33	12/7/14	300,000	a	300,000

Total Investments (cost $836,038,510)			99.9%		836,038,780

Cash and Receivables (Net)	.1%	733,002
Net Assets	100.0%	836,771,782

a Variable rate demand note - rate shown is the interest rate in effect at November 30, 2014. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2014, these securities amounted to $82,160,000 or 9.8% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).
d At November 30, 2014, the fund had $291,896,407 or 34.9% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from education.

At November 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of November 30, 2014 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	836,038,780
Level 3 - Significant Unobservable Inputs	-
Total	836,038,780

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund's Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon National Short-Term Municipal Bond Fund
November 30, 2014 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.1%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--.1%
Alabama 21st Century Authority,
Tobacco Settlement Revenue	4.00	6/1/16	1,000,000		1,051,050
Jefferson County,
Limited Obligation School
Warrants (Insured; Assured
Guaranty Municipal Corp.)	5.50	2/15/16	720,000		722,801
Alaska--.5%
Valdez,
Marine Terminal Revenue (BP
Pipelines (Alaska) Inc.
Project)	5.00	1/1/16	2,525,000		2,654,659
Valdez,
Marine Terminal Revenue (BP
Pipelines (Alaska) Inc.
Project)	5.00	1/1/18	3,000,000		3,363,900
Arizona--.9%
Arizona Transportation Board,
Subordinated Highway Revenue	5.00	7/1/16	5,000,000		5,372,450
Arizona Transportation Board,
Transportation Excise Tax
Revenue (Maricopa County
Regional Area Road Fund)	5.00	7/1/16	2,300,000		2,471,327
University of Arizona Board of
Regents, System Revenue	6.20	6/1/16	1,785,000		1,862,380
Yavapai County Industrial
Development Authority, SWDR
(Waste Management, Inc.
Project)	0.63	3/2/15	1,250,000		1,250,100
California--10.4%
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	1.00	4/3/17	20,000,000		20,090,800
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	1.50	4/2/18	6,000,000		6,066,840
California,
GO	0.94	12/3/18	2,000,000	a	2,030,180
California,
GO (Various Purpose)	5.00	9/1/16	10,000,000		10,809,100
California Health Facilities
Financing Authority, Revenue
(Lucile Salter Packard
Children's Hospital at
Stanford)	1.45	3/15/17	3,000,000		3,063,090
California Infrastructure and

Economic Development Bank,
Revenue (The J. Paul Getty
Trust)	0.32	4/1/16	5,000,000	a	5,000,350
California Municipal Finance
Authority, SWDR (Waste
Management, Inc. Project)	1.13	2/1/17	5,000,000		5,049,350
California Pollution Control
Finance Authority, SWDR (USA
Waste Services, Inc. Project)	1.50	6/1/18	1,500,000		1,499,985
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.00	5/1/17	3,500,000		3,883,215
California Statewide Communities
Development Authority, Student
Housing Revenue (University of
California, Irvine East Campus
Apartments, Phase 1 Refunding
- CHF - Irvine, L.L.C.)	4.00	5/15/15	1,150,000		1,168,883
California Statewide Communities
Development Authority, Student
Housing Revenue (University of
California, Irvine East Campus
Apartments, Phase 1 Refunding
- CHF - Irvine, L.L.C.)	4.00	5/15/16	1,450,000		1,520,281
Chula Vista,
IDR (San Diego Gas and
Electric Company)	1.65	7/1/18	9,045,000		9,100,355
Contra Costa Transportation
Authority, Sales Tax Revenue
(Limited Tax Bonds)	0.48	12/15/15	4,000,000	a	4,006,320
Irvine Reassessment District
Number 12-1, Limited
Obligation Improvement Bonds	3.00	9/2/16	2,000,000		2,083,720
Long Beach,
Harbor Revenue Short-Term Notes	5.00	11/15/18	7,500,000		8,706,675
Los Angeles Unified School
District, GO	4.00	7/1/16	4,000,000		4,233,840
Los Angeles Unified School
District, GO	5.00	7/1/18	10,500,000		12,052,215
Metropolitan Water District of
Southern California, Water
Revenue	3.50	10/1/16	5,900,000		6,186,504
San Joaquin Hills Transportation
Corridor Agency, Senior Lien
Toll Road Revenue	5.00	1/15/16	4,210,000		4,424,289
San Joaquin Hills Transportation
Corridor Agency, Senior Lien
Toll Road Revenue	5.00	1/15/17	1,000,000		1,088,990
South San Francisco Unified School
District, GO, BAN (Measure J)	4.00	6/15/18	6,000,000		6,651,960
Sulphur Springs Union School
District, GO BAN	0.00	1/1/18	2,750,000	b	2,659,525

Sulphur Springs Union School
District, GO, BAN	0.00	7/1/19	5,000,000	b	4,682,800
Colorado--2.3%
City and County of Denver,
Airport System Revenue	4.00	11/15/15	1,000,000		1,037,090
City and County of Denver,
Airport System Revenue	5.00	11/15/16	1,000,000		1,088,500
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	1.88	11/6/19	5,000,000		5,043,500
Denver Urban Renewal Authority,
Stapleton Senior Tax Increment
Revenue	5.00	12/1/16	1,850,000		2,007,139
Denver Urban Renewal Authority,
Stapleton Senior Tax Increment
Revenue	5.00	12/1/17	4,005,000		4,478,751
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	1.79	9/1/17	8,000,000	a	8,053,680
Regional Transportation District
of Colorado, COP (Lease
Purchase Agreement)	5.00	6/1/18	5,000,000		5,669,550
Connecticut--4.1%
Bridgeport,
GO	4.00	8/15/18	2,000,000		2,198,980
Connecticut,
GO	5.00	9/1/17	7,875,000		8,811,731
Connecticut,
GO (Insured; AMBAC)	5.25	6/1/18	10,000,000		11,513,900
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	12/1/16	2,900,000		3,168,308
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	1.35	7/21/16	10,000,000		10,153,900
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	0.80	7/26/17	10,000,000		10,051,100
New Haven,
GO	4.00	11/1/15	3,000,000		3,094,830
Florida--4.6%
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.50	6/1/17	5,000,000		5,590,400
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/16	10,000,000		10,681,300
Florida Department of
Environmental Protection,

Florida Forever Revenue	5.00	7/1/18	3,960,000	4,521,172
Florida State Board of Education,
Public Education Capital
Outlay Bonds	5.00	6/1/18	6,930,000	7,924,524
Hillsborough County Aviation
Authority, Subordinated
Revenue (Tampa International
Airport)	4.00	10/1/15	1,500,000	1,548,750
Hillsborough County Aviation
Authority, Subordinated
Revenue (Tampa International
Airport)	5.00	10/1/16	1,520,000	1,645,810
Jacksonville,
Special Revenue	5.00	10/1/16	3,000,000	3,254,400
Jacksonville Electric Authority,
Revenue (Saint Johns River
Power Park System)	5.00	10/1/16	5,000,000	5,422,050
Miami-Dade County,
Aviation Revenue	5.00	10/1/18	3,700,000	4,241,236
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement with Miami-Dade
County School Board
Foundation, Inc.)	4.00	11/1/17	3,205,000	3,502,616
Palm Beach County School Board,
COP (Master Lease Purchase
Agreement) (Insured; Assured
Guaranty Municipal Corp.)	5.00	8/1/17	5,000,000	5,159,150
Putnam County Development
Authority, PCR (Seminole
Electric Cooperative, Inc.
Project) (Insured; AMBAC)	5.35	5/1/18	2,250,000	2,553,368
Georgia--3.5%
Atlanta,
Airport General Revenue	5.00	1/1/17	1,000,000	1,093,180
Atlanta,
Airport General Revenue	5.00	1/1/18	1,000,000	1,127,180
Burke County Development
Authority, PCR (Georgia Power
Company Plant Vogtle Project)	1.40	4/1/15	5,000,000	5,018,750
Burke County Development
Authority, PCR (Georgia Power
Company Plant Vogtle Project)	1.80	4/3/18	3,900,000	3,948,126
Floyd County Development
Authority, PCR (Georgia Power
Company Plant Hammond Project)	0.85	11/19/15	5,000,000	5,018,300
Fulton County,
Water and Sewerage Revenue	5.00	1/1/16	1,550,000	1,630,119
Fulton County Development
Authority, Revenue (Robert W.
Woodruff Arts Center, Inc.
Project)	5.00	3/15/16	12,895,000	13,649,873

Monroe County Development
Authority, PCR (Georgia Power
Company Plant Scherer Project)	2.00	6/13/19	2,000,000		2,060,560
Monroe County Development
Authority, PCR (Gulf Power
Company Plant Scherer Project)	2.00	6/21/18	7,000,000		7,133,770
Municipal Electric Authority of
Georgia, Revenue (Project One
Subordinated Bonds)	5.00	1/1/17	1,000,000		1,093,620
Hawaii--1.1%
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (The Queen's Health
Systems) (Insured; AMBAC)	0.22	7/1/24	13,850,000	a	13,503,750
Illinois--11.4%
Central Lake County Joint Action
Water Agency, Water Revenue	4.00	5/1/17	5,430,000		5,871,785
Chicago,
General Airport Senior Lien
Revenue (Chicago O'Hare
International Airport)	5.00	1/1/17	4,000,000		4,355,200
Chicago,
General Airport Senior Lien
Revenue (Chicago O'Hare
International Airport)	5.00	1/1/17	4,000,000		4,355,200
Chicago,
General Airport Senior Lien
Revenue (Chicago O'Hare
International Airport)	5.00	1/1/17	1,435,000		1,562,428
Chicago,
General Airport Senior Lien
Revenue (Chicago O'Hare
International Airport)	5.00	1/1/18	6,000,000		6,712,200
Chicago,
Second Lien Revenue (Chicago
Midway Airport) (Insured;
AMBAC)	5.00	1/1/17	4,110,000		4,127,673
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues)	5.00	12/1/17	2,345,000		2,553,424
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues)	4.25	12/1/18	5,020,000		5,411,058
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues) (Insured; AMBAC)	5.25	12/1/15	1,425,000		1,492,374
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues) (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/14	2,000,000		2,000,760
Chicago Board of Education,
Unlimited Tax GO (Dedicated

Revenues) (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/16	17,000,000	17,065,790
Cook County,
GO	5.00	11/15/15	1,500,000	1,567,395
Cook County,
GO	5.00	11/15/16	5,400,000	5,854,302
Cook County,
GO (Capital Equipment Bonds)	5.00	11/15/15	1,000,000	1,044,930
Illinois,
GO	4.00	7/1/16	3,000,000	3,147,360
Illinois,
GO	5.00	7/1/17	3,150,000	3,446,478
Illinois,
GO	4.00	7/1/18	5,000,000	5,392,650
Illinois,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/16	7,500,000	7,851,300
Illinois,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/19	10,000,000	11,246,100
Illinois,
GO (Insured; National Public
Finance Guarantee Corp.)	5.38	4/1/16	4,465,000	4,736,695
Illinois Department of Employment
Security, Unemployment
Insurance Fund Building
Receipts Revenue	5.00	6/15/17	2,000,000	2,182,260
Illinois Department of Employment
Security, Unemployment
Insurance Fund Building
Receipts Revenue	5.00	6/15/18	9,000,000	9,806,490
Illinois Development Finance
Authority, Revenue (Saint
Vincent de Paul Center Project)	1.88	3/1/19	3,500,000	3,552,850
Illinois Finance Authority,
Clean Water Initiative
Revolving Fund Revenue	5.00	1/1/17	2,175,000	2,378,624
Illinois Finance Authority,
Clean Water Initiative
Revolving Fund Revenue	5.00	7/1/17	2,000,000	2,226,780
Illinois Toll Highway Authority,
Toll Highway Senior Revenue	5.00	12/1/18	2,000,000	2,311,400
Kane, McHenry, Cook and DeKalb
Counties Community Unit School
District Number 300, GO
(Insured; XLCA)	5.00	12/1/17	3,145,000	3,269,636
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.00	6/1/15	8,330,000	8,520,341
Springfield,
Senior Lien Electric Revenue	5.00	3/1/17	3,040,000	3,315,758
Indiana--1.0%

Indiana Finance Authority,
EIR (Southern Indiana Gas and
Electric Company Project)	1.95	9/14/17	2,500,000		2,540,575
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Credit Group)	1.60	2/1/17	2,500,000		2,551,850
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Subordinate Credit
Group)	5.00	7/28/16	2,000,000		2,152,120
Whiting,
Environmental Facilities
Revenue (BP Products North
America Inc. Project)	1.85	10/1/19	5,000,000		5,038,550
Kentucky--1.7%
Kentucky Property and Buildings
Commission, Revenue (Project
Number 99)	5.00	11/1/17	4,200,000		4,717,776
Kentucky Public Transportation
Infrastructure Authority,
Subordinate Toll Revenue, BAN
(Downtown Crossing Project)	5.00	7/1/17	10,000,000		11,008,600
Louisville/Jefferson County Metro
Government, PCR (Louisville
Gas and Electric Company
Project)	1.65	4/3/17	4,940,000		5,018,793
Louisiana--1.7%
East Baton Rouge Sewerage
Commission, Revenue	0.61	8/1/18	7,500,000	a	7,503,525
England District Sub-District
Number 1, Revenue (State of
Louisiana - Economic
Development Project)	5.00	8/15/17	3,055,000		3,391,142
Louisiana Public Facilities
Authority, Revenue (Loyola
University Project) (Insured;
National Public Finance
Guarantee Corp.)	5.25	10/1/16	8,425,000		9,134,048
Maryland--1.0%
Maryland Health and Higher
Educational Facilities
Authority, Revenue (The Johns
Hopkins Health System
Obligated Group Issue)	1.25	11/15/16	2,245,000	a	2,266,193
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Western
Maryland Health System Issue)	5.00	7/1/17	4,295,000		4,719,475
University System of Maryland,
Revolving Loan Program Bonds	1.25	6/1/18	5,000,000		5,038,950
Massachusetts--1.0%
Massachusetts Development Finance

Agency, Recovery Zone Facility
Revenue (Dominion Energy
Brayton Point Issue)
(Prerefunded)	2.25	9/1/16	5,000,000	c	5,160,750
Massachusetts Health and
Educational Facilities
Authority, Revenue (Amherst
College Issue)	1.70	11/1/16	2,740,000		2,791,841
Massachusetts Municipal Wholesale
Electric Company, Power Supply
Project Revenue (Project
Number 6 Issue)	5.00	7/1/16	4,160,000		4,462,931
Michigan--5.1%
Detroit School District,
School Building and Site
Improvement Bonds (GO -
Unlimited Tax)	5.00	5/1/16	1,490,000		1,579,623
Michigan,
State Trunk Line Revenue	5.00	11/15/17	6,000,000		6,766,380
Michigan,
State Trunk Line Revenue	4.00	11/15/18	4,170,000		4,656,305
Michigan,
State Trunk Line Revenue	5.00	11/15/18	3,450,000		3,986,096
Michigan,
State Trunk Line Revenue	5.00	11/15/19	1,300,000		1,532,388
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Regional
Convention Facility Authority
Local Project Bonds)	4.00	10/1/17	1,155,000		1,257,079
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Regional
Convention Facility Authority
Local Project Bonds)	5.00	10/1/18	2,280,000		2,605,196
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and
Sewerage Department, Sewage
Disposal System Revenue Senior
Lien Local Project Bonds)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/18	1,500,000		1,682,610
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and
Sewerage Department, Water
Supply System Revenue Senior
Lien Local Project Bonds)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/18	1,000,000		1,121,740
Michigan Finance Authority,

State Aid Revenue (School
District of the City of
Detroit)	2.85	8/20/15	5,100,000	5,118,564
Michigan Finance Authority,
Unemployment Obligation
Assessment Revenue	5.00	7/1/17	10,000,000	11,142,100
Michigan Hospital Finance
Authority, Project Revenue
(Ascension Health Senior
Credit Group)	1.50	3/1/17	12,000,000	12,224,400
Michigan State Building Authority,
Revenue (Facilities Program)	5.00	10/15/16	3,500,000	3,790,885
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport) (Insured; Assured
Guaranty Corp.)	4.75	12/1/18	4,000,000	4,170,520
Mississippi--.1%
Mississippi Business Finance
Corporation, SWDR (Waste
Management, Inc. Project)	1.38	3/1/17	800,000	801,016
Missouri--.5%
Missouri Environmental Improvement
and Energy Resources
Authority, Water Pollution
Control and Drinking Water
Revenue (State Revolving Funds
Programs)	5.00	1/1/18	1,965,000	2,225,225
Missouri State Environmental
Improvement and Energy
Resources Authority, EIR
(Kansas City Power and Light
Company Project)	2.88	7/2/18	3,400,000	3,518,762
Nebraska--.7%
Central Plains Energy Project,
Gas Supply Revenue (Liquidity
Facility; Royal Bank of Canada)	5.00	12/1/19	7,500,000	8,710,800
Nevada--2.5%
Clark County School District,
Limited Tax GO	5.00	6/15/16	10,000,000	10,704,900
Las Vegas Convention and Visitors
Authority, Revenue (Insured;
AMBAC)	5.00	7/1/16	3,500,000	3,597,790
Las Vegas Valley Water District,
GO (Additionally Secured by
Pledged Revenues)	5.00	6/1/17	13,640,000	13,971,452
Nevada,
Unemployment Compensation Fund
Special Revenue	5.00	12/1/17	2,200,000	2,488,156
New Hampshire--.6%
New Hampshire,
Turnpike System Revenue	5.00	2/1/17	6,000,000	6,573,420

New Hampshire Business Finance
Authority, SWDR (Waste
Management, Inc. Project)	2.13	6/1/18	1,000,000		1,037,280
New Jersey--5.4%
Hudson County Improvement
Authority, County-Guaranteed
Pooled Notes (Local Unit Loan
Program)	1.00	12/10/14	5,000,000		5,001,200
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.00	6/15/15	4,385,000		4,494,406
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.00	6/15/18	6,500,000		7,281,755
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	0.77	2/1/17	5,000,000	a	5,007,200
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	3/1/17	4,475,000		4,867,905
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	12/15/18	3,995,000		4,514,430
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	6/15/19	7,500,000		8,478,675
New Jersey Economic Development
Authority, SWDR (Waste
Management of New Jersey, Inc.
Project)	0.55	6/1/15	1,300,000		1,300,390
New Jersey Sports and Exposition
Authority, State Contract Bonds	5.00	9/1/16	1,665,000		1,789,209
New Jersey Sports and Exposition
Authority, State Contract Bonds	5.00	9/1/18	3,950,000		4,483,448
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.00	6/15/16	2,000,000		2,130,340
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.00	6/15/18	1,380,000		1,545,973
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/19	11,985,000		13,805,761
New Mexico--.4%
New Mexico Educational Assistance
Foundation, Education Loan
Revenue	0.93	12/1/20	1,515,000	a	1,508,152
New Mexico Finance Authority,
Subordinate Lien Public
Project Revolving Fund Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	6/15/18	2,605,000		2,896,578
New York--10.3%

Binghamton,
GO (Public Improvement)	1.13	1/30/15	10,000,000		10,013,500
Long Island Power Authority,
Electric System General Revenue	5.00	5/1/17	3,830,000		4,201,127
Nassau County,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/16	4,595,000		4,918,947
New York City,
GO	5.25	8/1/16	15,000		15,063
New York City,
GO	5.00	8/1/17	9,545,000		10,619,003
New York City,
GO	5.00	8/1/17	10,000,000		11,125,200
New York City,
GO	0.62	8/1/27	7,000,000	a	7,015,260
New York City,
GO (Insured; Assured Guaranty
Municipal Corp)	1.21	8/1/17	5,000,000	a	5,205,550
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/16	1,565,000		1,704,848
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/18	5,000,000		5,782,750
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/19	4,115,000		4,853,601
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue (Escrowed
to Maturity)	5.00	11/1/16	1,790,000		1,947,538
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement)	5.50	2/15/17	5,000,000		5,550,900
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement) (Escrowed to
Maturity)	5.00	8/15/15	5,000		5,174
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	3/15/18	10,000,000		11,360,600
New York State Dormitory
Authority, Third General
Resolution Revenue (State
University Educational
Facilities Issue)	4.00	5/15/17	4,825,000		5,233,195
New York State Environmental
Facilities Corporation, SWDR
(Waste Management, Inc.

Project)	2.75	7/1/17	2,000,000		2,107,500
New York State Thruway Authority,
General Revenue Junior
Indebtedness Obligations	5.00	5/1/19	10,000,000		11,560,400
Port Authority of New York and New
Jersey (Consolidated Bonds,
139th Series) (Insured;
National Public Finance
Guarantee Corp. )	5.00	10/1/16	5,000,000		5,131,000
Port Authority of New York and New
Jersey (Consolidated Bonds,
185th Series)	5.00	9/1/17	2,000,000		2,227,760
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue (State
Contingency Contract Secured)	5.00	6/1/19	3,000,000		3,071,940
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	4.00	11/15/16	2,500,000		2,672,050
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/16	1,900,000		2,071,399
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	4.00	11/15/17	3,500,000		3,827,145
Triborough Bridge and Tunnel
Authority, Subordinate Revenue
(MTA Bridges and Tunnels)
(Insured; Assured Guaranty
Municipal Corp.)	0.48	1/1/19	2,250,000	a	2,252,948
North Carolina--2.0%
North Carolina Medical Care
Commission, Health Care
Facilities Revenue (Wake
Forest Baptist Obligated Group)	0.78	12/1/17	2,400,000	a	2,392,848
University of North Carolina Board
of Governers, General Revenue
(The University of North
Carolina at Chapel Hill)	0.56	12/1/15	11,000,000	a	11,011,990
University of North Carolina Board
of Governers, General Revenue
(The University of North
Carolina at Chapel Hill)	0.86	12/1/17	10,100,000	a	10,193,021
Ohio--3.0%
Akron,
Income Tax Revenue (Community
Learning Centers)	4.00	12/1/16	4,090,000		4,378,100
Hamilton County,
Sewer System Revenue (The
Metropolitan Sewer District of
Greater Cincinnati)	5.00	12/1/17	3,850,000		4,269,842
Hamilton County,

Sewer System Revenue (The
Metropolitan Sewer District of
Greater Cincinnati)	5.00	12/1/18	2,280,000	2,592,246
Ohio,
Common Schools GO Bonds	5.00	9/15/16	5,780,000	6,262,341
Ohio,
GO Highway Capital
Improvements Bonds (Full Faith
and Credit/Highway User
Receipts) (Buckeye Savers Bond
Program)	5.00	5/1/16	4,650,000	4,961,596
Ohio Building Authority,
State Facilities Revenue
(Administrative Building Fund
Projects) (Insured; National
Public Finance Guarantee Corp.)	5.00	10/1/16	3,585,000	3,888,650
Ohio Water Development Authority,
Drinking Water Assistance Fund
Revenue	5.00	12/1/17	1,925,000	2,177,753
Ohio Water Development Authority,
Solid Waste Revenue (Waste
Management, Inc. Project)	2.25	11/2/15	6,000,000	6,121,560
Ohio Water Development Authority,
SWDR (Waste Management Project)	2.25	7/1/16	1,000,000	1,030,050
Oklahoma--.3%
Oklahoma Capitol Improvement
Authority, State Highway
Capital Improvement Revenue	4.00	10/1/16	2,960,000	3,155,863
Pennsylvania--6.2%
Allegheny County Sanitary
Authority, Sewer Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	6/1/17	4,670,000	5,168,616
Chester County Industrial
Development Authority, Student
Housing Revenue, BAN
(University Student Housing,
LLC Project at West Chester
University of Pennsylvania)	1.60	2/1/15	2,600,000	2,603,510
Jim Thorpe Area School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.30	3/15/16	580,000	590,916
Monroeville Finance Authority,
Revenue (University of
Pittsburgh Medical Center)	4.00	2/15/16	1,000,000	1,044,270
Pennsylvania,
GO	5.00	9/1/16	5,000,000	5,020,350
Pennsylvania,
GO	5.00	10/15/17	6,450,000	7,253,863
Pennsylvania,
GO (Insured; National Public
Finance Guarantee Corp.)	5.38	7/1/19	6,500,000	7,700,745

Pennsylvania Economic Development
Financing Authority, SWDR
(Waste Management, Inc.
Project)	1.75	12/1/15	2,000,000		2,022,940
Pennsylvania Economic Development
Financing Authority, SWDR
(Waste Management, Inc.
Project)	2.25	7/1/19	5,000,000		5,044,650
Pennsylvania Turnpike Commission,
Turnpike Revenue	0.64	12/1/18	4,000,000	a	4,013,320
Pennsylvania Turnpike Commission,
Turnpike Revenue	0.74	12/1/19	2,150,000	a	2,161,030
Philadelphia,
Airport Revenue	5.00	6/15/15	1,000,000		1,026,680
Philadelphia,
Water and Wastewater Revenue	5.00	1/1/20	6,150,000		7,206,263
Philadelphia,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	8/1/17	3,690,000		4,114,756
Pittsburgh,
GO	5.00	9/1/18	7,000,000		8,006,320
Pittsburgh and Allegheny County
Sports and Exhibition
Authority, Regional Asset
District Sales Tax Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	2/1/18	2,540,000		2,853,385
State Public School Building
Authority, Revenue (Albert
Gallatin Area School District
Project)	0.91	9/1/18	3,160,000	a	3,162,086
Woodland Hills School District,
GO	5.00	9/1/17	5,010,000		5,545,268
South Carolina--.4%
Piedmont Municipal Power Agency,
Electric Revenue	5.00	1/1/15	2,000,000		2,008,860
Piedmont Municipal Power Agency,
Electric Revenue	5.00	1/1/17	1,060,000		1,154,817
South Carolina Jobs-Economic
Development Authority, EDR
(Waste Management of South
Carolina, Inc. Project)	2.88	2/1/15	2,100,000		2,110,311
Tennessee--2.8%
Memphis-Shelby County Airport
Authority, Airport Revenue	5.00	7/1/16	4,105,000		4,391,693
Memphis-Shelby County Airport
Authority, Airport Revenue	5.00	7/1/17	4,905,000		5,411,637
Memphis-Shelby County Airport
Authority, Airport Revenue	5.38	7/1/18	3,175,000		3,611,340
Metropolitan Government of
Nashville and Davidson County,

Subordinate Lien Water and
Sewer Revenue	5.00	7/1/16	1,250,000	1,342,488
Tennessee,
GO	4.00	8/1/17	17,935,000	19,578,922
Texas--6.6%
Grand Parkway Transportation
Corporation, Grand Parkway
System Subordinate Tier Toll
Revenue, BAN	3.00	12/15/16	10,000,000	10,511,100
Harris County,
Toll Road Senior Lien Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	8/15/19	4,375,000	4,872,219
Houston,
Combined Utility System First
Lien Revenue	4.00	5/15/16	3,140,000	3,308,775
Houston,
Combined Utility System First
Lien Revenue	5.00	11/15/16	3,750,000	4,085,550
Houston Convention and
Entertainment Facilities
Department, Hotel Occupancy
Tax and Special Revenue	4.88	9/1/17	5,000,000	5,357,850
Houston Independent School
District, Limited Tax
Schoolhouse Bonds (Permament
School Fund Guarantee Program)	2.00	6/1/16	6,000,000	6,135,660
Katy Independent School District,
Unlimited Tax Bonds (Permament
School Fund Guarantee Program)	1.60	8/15/17	1,465,000	1,465,747
Katy Independent School District,
Unlimited Tax Bonds (Permament
School Fund Guarantee Program)	5.00	8/15/17	4,000,000	4,452,680
Lower Colorado River Authority,
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.88	5/15/15	1,070,000	1,075,050
North Central Texas Health
Facilities Development
Corporation, HR (Children's
Medical Center of Dallas
Project)	5.00	8/15/17	1,000,000	1,114,830
Northside Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	1.35	6/1/18	10,215,000	10,283,849
Sam Rayburn Municipal Power
Agency, Power Supply System
Revenue	5.00	10/1/16	2,320,000	2,503,303
San Antonio,
Electric and Gas Systems
Junior Lien Revenue	2.00	12/1/16	3,000,000	3,086,640
San Antonio Independent School

District, Unlimited Tax Bonds
(Permament School Fund
Guarantee Program)	2.00	8/1/17	6,000,000		6,191,700
San Antonio Independent School
District, Unlimited Tax Bonds
(Permament School Fund
Guarantee Program)	2.00	8/1/18	2,880,000		2,966,918
Tarrant Regional Water District, A
Water Control and Improvement
District, Water Revenue	5.00	3/1/16	1,500,000		1,589,955
Texas Public Finance Authority,
Unemployment Compensation
Obligation Assessment Revenue	4.00	7/1/17	3,000,000		3,217,740
Texas Transportation Commission,
State Highway Fund First Tier
Revenue	0.39	4/1/17	2,000,000	a	2,004,880
Texas Transportation Commission,
State Highway Fund First Tier
Revenue	5.00	4/1/19	5,000,000		5,841,900
Virginia--2.7%
Greater Richmond Convention Center
Authority, Hotel Tax Revenue	5.00	6/15/17	2,280,000		2,481,028
Greater Richmond Convention Center
Authority, Hotel Tax Revenue	5.00	6/15/18	1,750,000		1,952,685
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs)	5.00	2/1/18	10,000,000		11,330,600
Virginia College Building
Authority, Educational
Facilities Revenue (Public
Higher Education Financing
Program)	5.00	9/1/16	5,000,000		5,408,850
Virginia Commonwealth
Transportation Board, Federal
Transportation Grant
Anticipation Revenue Notes	5.00	9/15/16	1,000,000		1,082,540
York County Economic Development
Authority, PCR (Virginia
Electric and Power Company
Project)	1.88	5/16/19	10,000,000		10,171,300
Washington--1.5%
Energy Northwest,
Electric Revenue (Project 3)	5.00	7/1/18	10,000,000		11,459,100
Port of Seattle,
Intermediate Lien Revenue	5.00	2/1/19	5,875,000		6,745,381
West Virginia--.3%
West Virginia University Board of
Governors, Revenue (West
Virginia University Projects)	0.57	10/1/19	3,500,000	a	3,501,820
Wisconsin--.6%

Wisconsin,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	5/1/16	5,000,000		5,335,750
Wisconsin Health and Educational
Facilities Authority, Revenue
(Ascension Health Alliance
Senior Credit Group)	4.00	3/1/18	1,500,000		1,653,000
U.S. Related--.8%
A.B. Won International Airport
Authority of Guam, General
Revenue	5.00	10/1/16	2,500,000		2,663,025
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/14	5,520,000		5,516,302
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.00	7/1/17	2,885,000		2,049,908
Total Long-Term Municipal Investments
(cost $1,174,649,351)					1,184,202,295
Short-Term Municipal	Coupon	Maturity	Principal
Investments--2.3%	Rate (%)	Date	Amount ($)		Value ($)
Connecticut--.8%
Connecticut,
GO Notes, Refunding (Economic
Recovery Notes)	0.32	12/1/14	10,000,000	d	10,000,000
Mississippi--.4%
Mississippi Business Finance
Corporation, Gulf Opportunity
Zone IDR (Chevron U.S.A. Inc.
Project)	0.04	12/1/14	4,900,000	d	4,900,000
New York--1.0%
Nassau County,
GO Notes, BAN	2.00	2/2/15	3,750,000		3,760,088
Nassau County,
GO Notes, RAN	2.00	4/15/15	3,485,000		3,506,328
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Liquidity Facility; State
Street Bank and Trust Co.)	0.04	12/1/14	4,100,000	d	4,100,000
Vermont--.1%
Vermont Educational and Health
Buildings Financing Agency,
Revenue (Southwestern Vermont
Medical Center Project) (LOC;
TD Bank)	0.05	12/1/14	1,135,000	d	1,135,000
Total Short-Term Municipal Investments
(cost $27,400,157)					27,401,416
Total Investments (cost $1,202,049,508)			100.4%		1,211,603,711
Liabilities, Less Cash and Receivables			(.4%)		(4,779,551)
Net Assets			100.0%		1,206,824,160

a	Variable rate security--interest rate subject to periodic change.

b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c This security is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d Variable rate demand note - rate shown is the interest rate in effect at November 30, 2014. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At November 30, 2014, the net unrealized appreciation on investments was $9,554,203 of which $10,558,777 related to appreciated investment securities and $1,004,574 related to depreciated investment securities. At November 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

STATEMENT OF FINANCIAL FUTURES
November 30, 2014 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 11/30/2014	($)
Financial Futures Short
U.S. Treasury 5 Year Notes	400	(47,796,875)	March 2015	(101,553)

The following is a summary of the inputs used as of November 30, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds+	-	1,211,603,711	-	1,211,603,711
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(101,553)	-	-	(101,553)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

 Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available,

or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end November 30, 2014 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon New York Intermediate Tax-Exempt Bond Fund
November 30, 2014 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--97.1%	Rate (%)	Date	Amount ($)	Value ($)
New York--93.4%
Albany County Airport Authority,
Airport Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	12/15/23	1,500,000	1,695,540
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter's Hospital of the
City of Albany Project)	5.75	11/15/22	2,500,000	2,816,575
Build New York City Resource
Corporation, Revenue (Horace
Mann School Project)	5.00	7/1/25	1,005,000	1,215,708
Build New York City Resource
Corporation, Revenue, City
University of New York -
Queens College (Q Student
Residences, LLC Project)	5.00	6/1/33	660,000	766,418
Build New York City Resource
Corporation, Revenue, City
University of New York -
Queens College (Q Student
Residences, LLC Project)	5.00	6/1/34	525,000	606,837
Erie County Fiscal Stability
Authority, Sales Tax and State
Aid Secured Revenue	5.00	12/1/24	1,000,000	1,194,360
Erie County Industrial Development
Agency, Revenue (City School
District of the City of
Buffalo Project)	5.00	5/1/17	2,500,000	2,766,900
Hempstead,
Public Improvement GO	5.00	8/15/20	1,255,000	1,491,367
Long Island Power Authority,
Electric System General Revenue	5.00	5/1/20	1,000,000	1,160,490
Long Island Power Authority,
Electric System General Revenue	5.00	5/1/21	1,000,000	1,159,690
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	11/15/28	5,000,000	5,400,350
Metropolitan Transportation
Authority, Transportation
Revenue	6.25	11/15/23	300,000	358,110
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/28	2,375,000	2,752,079
Metropolitan Transportation

Authority, Transportation
Revenue	5.00	11/15/30	1,190,000		1,317,663
Metropolitan Transportation
Authority, Transportation
Revenue (Insured; Assured
Guaranty Municipal Corp.)	0.31	11/1/22	2,300,000	a	2,228,125
Monroe County Industrial
Development Corporation,
Revenue (Saint John Fisher
College Project)	5.00	6/1/17	1,740,000		1,892,668
Nassau County,
General Improvement GO	4.00	10/1/16	1,545,000		1,639,724
Nassau County,
General Improvement GO	5.00	10/1/18	1,310,000		1,489,182
Nassau County,
GO	5.00	10/1/20	2,000,000		2,286,420
Nassau County,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/22	1,000,000		1,127,880
Nassau County Sewer and Storm
Water Finance Authority,
System Revenue (Insured;
Berkshire Hathaway Assurance
Corporation) (Prerefunded)	5.38	11/1/18	1,000,000	b	1,173,500
New York City,
GO	5.13	12/1/22	1,000,000		1,124,320
New York City,
GO	5.00	8/1/23	2,625,000		3,112,489
New York City,
GO	5.25	9/1/23	1,000,000		1,144,530
New York City,
GO	5.00	10/1/28	1,725,000		2,012,264
New York City,
GO (Prerefunded)	5.00	8/1/16	15,000	b	16,165
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; Assured
Guaranty Corp.)	7.00	3/1/49	1,000,000		1,213,370
New York City Industrial
Development Agency, Special
Revenue (New York City - New
York Stock Exchange Project)	5.00	5/1/21	1,000,000		1,143,640
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/20	2,500,000		2,854,775
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/40	1,000,000		1,112,320
New York City Municipal Water

Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/44	2,110,000		2,326,803
New York City Transitional Finance
Authority, Building Aid Revenue	5.25	1/15/25	1,545,000		1,763,401
New York City Transitional Finance
Authority, Building Aid Revenue	5.25	1/15/27	1,650,000		1,879,713
New York City Transitional Finance
Authority, Building Aid Revenue	5.00	7/15/33	1,000,000		1,145,370
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/18	1,750,000		2,023,962
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	5/1/21	1,100,000		1,319,725
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	5/1/29	2,000,000		2,347,980
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/31	1,980,000		2,258,744
New York City Trust for Cultural
Resources, Revenue (Lincoln
Center for the Performing
Arts, Inc.)	5.75	12/1/16	1,000,000		1,101,980
New York City Trust for Cultural
Resources, Revenue (The
Juilliard School)	5.00	1/1/34	2,000,000		2,234,140
New York City Trust for Cultural
Resources, Revenue (The
Juilliard School)	5.00	1/1/39	2,500,000		2,796,850
New York City Trust for Cultural
Resources, Revenue (Whitney
Museum of American Art)	5.00	7/1/21	2,000,000		2,345,660
New York City Trust for Cultural
Resources, Revenue (Wildlife
Conservation Society)	5.00	8/1/27	1,120,000		1,324,254
New York City Trust for Cultural
Resources, Revenue (Wildlife
Conservation Society)	5.00	8/1/31	1,480,000		1,717,422
New York Liberty Development
Corporation, Liberty Revenue
(7 World Trade Center Project)	5.00	9/15/29	1,000,000		1,171,960
New York Liberty Development
Corporation, Revenue (3 World
Trade Center Project)	5.15	11/15/34	1,000,000	c	1,039,490
New York Liberty Development
Corporation, Revenue (3 World
Trade Center Project)	5.00	11/15/44	1,500,000	c	1,530,660
New York Liberty Development
Corporation, Revenue (Goldman
Sachs Headquarters Issue)	5.00	10/1/15	3,175,000		3,282,093

New York Local Government
Assistance Corporation,
Subordinate Lien Revenue	5.00	4/1/21	2,560,000	3,021,133
New York Local Government
Assistance Corporation,
Subordinate Lien Revenue	5.00	4/1/23	1,395,000	1,641,580
New York State,
GO	5.00	3/1/19	1,000,000	1,099,130
New York State,
GO	5.00	2/15/26	2,600,000	2,984,358
New York State Dormitory
Authority, Consolidated
Revenue (City University
System) (Insured; National
Public Finance Guarantee Corp.)	5.75	7/1/18	1,310,000	1,431,987
New York State Dormitory
Authority, Mental Health
Services Facilities
Improvement Revenue (Insured;
Assured Guaranty Municipal
Corp.) (Escrowed to Maturity)	5.00	2/15/17	5,000	5,498
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/18	1,500,000	1,608,795
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	10/1/41	2,500,000	2,845,800
New York State Dormitory
Authority, Revenue (Convent of
the Sacred Heart) (Insured;
Assured Guaranty Municipal
Corp.)	5.63	11/1/35	1,000,000	1,163,440
New York State Dormitory
Authority, Revenue (Mount
Sinai Hospital Obligated Group)	5.00	7/1/26	3,000,000	3,423,510
New York State Dormitory
Authority, Revenue (New York
State Dormitory Facilities)	5.00	7/1/19	1,500,000	1,754,250
New York State Dormitory
Authority, Revenue (New York
University)	5.00	7/1/37	2,155,000	2,443,274
New York State Dormitory
Authority, Revenue (Rochester
Institute of Technology)	5.00	7/1/23	1,000,000	1,130,530
New York State Dormitory
Authority, Revenue (School
Districts Revenue Financing
Program)	5.00	10/1/18	3,040,000	3,498,341
New York State Dormitory
Authority, Revenue (The
Rockefeller University)	5.00	7/1/40	3,000,000	3,378,210
New York State Dormitory

Authority, Revenue (Yeshiva
University)	5.00	11/1/20	3,190,000	3,548,939
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.75	3/15/36	1,000,000	1,162,200
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	2/15/20	1,000,000	1,178,270
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	3/15/20	1,000,000	1,180,160
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	3/15/30	1,000,000	1,153,160
New York State Dormitory
Authority, State Sales Tax
Revenue	5.00	3/15/21	1,000,000	1,204,800
New York State Dormitory
Authority, State Sales Tax Revenue	5.00	3/15/24	3,000,000	3,736,590
New York State Dormitory
Authority, Third General
Resolution Revenue (State
University Educational
Facilities Issue)	5.00	5/15/24	1,975,000	2,342,054
New York State Medical Care
Facilities Finance Agency,
Secured Mortgage Revenue
(Collateralized; SONYMA)	6.38	11/15/20	165,000	165,838
New York State Thruway Authority,
General Revenue	5.00	1/1/20	1,500,000	1,752,810
New York State Thruway Authority,
General Revenue Junior
Indebtedness Obligations	5.00	5/1/19	2,000,000	2,312,080
New York State Thruway Authority,
General Revenue Junior
Indebtedness Obligations
(Insured; Assured Guaranty
Municipal Corp.)	5.00	5/1/19	1,000,000	1,161,650
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/25	2,000,000	2,117,240
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Revenue	5.00	4/1/24	2,000,000	2,382,540
New York State Thruway Authority,
State Personal Income Tax
Revenue (Transportation)	5.00	3/15/25	1,325,000	1,554,344
New York State Urban Development

Corporation, Revenue (Insured;
Assured Guaranty Corp.)	5.50	1/1/19	1,140,000	1,342,396
New York State Urban Development
Corporation, Service Contract
Revenue	5.00	1/1/20	2,075,000	2,444,765
New York State Urban Development
Corporation, Service Contract
Revenue	5.25	1/1/24	2,375,000	2,691,421
New York State Urban Development
Corporation, State Personal
Income Tax Revenue (General
Purpose)	5.00	3/15/28	1,000,000	1,178,450
Onondaga County Trust for Cultural
Resources, Revenue (Syracuse
University Project)	5.00	12/1/19	2,500,000	2,960,850
Oyster Bay,
Public Improvement GO	5.00	2/15/16	1,000,000	1,051,000
Oyster Bay,
Public Improvement GO
(Insured; Assured Guaranty
Municipal Corp.)	4.00	11/1/19	2,000,000	2,243,360
Oyster Bay,
Public Improvement GO
(Insured; Assured Guaranty
Municipal Corp.)	5.00	3/15/21	1,330,000	1,547,402
Oyster Bay,
Public Improvement GO
(Insured; Build America Mutual
Assurance Company)	5.00	8/15/22	1,715,000	2,030,629
Port Authority of New York and New
Jersey (Consolidated Bonds,
184th Series)	5.00	9/1/28	750,000	902,910
Port Authority of New York and New
Jersey (Consolidated Bonds,
184th Series)	5.00	9/1/30	1,000,000	1,186,210
Sales Tax Asset Receivable
Corporation, Sales Tax Asset
Revenue	5.00	10/15/30	1,250,000	1,510,500
Sales Tax Asset Receivable
Corporation, Sales Tax Asset
Revenue	5.00	10/15/31	1,000,000	1,204,530
Suffolk County,
GO	5.00	4/1/19	1,400,000	1,611,904
Suffolk County,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	2/1/22	1,000,000	1,194,500
Suffolk County Industrial
Development Agency, Civic
Facility Revenue (New York
Institute of Technology
Project)	5.00	3/1/26	750,000	757,260
Tobacco Settlement Financing

Corporation of New York,
Asset-Backed Revenue (State
Contingency Contract Secured)	5.00	6/1/22	1,500,000		1,657,620
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue (Prerefunded)	5.25	1/1/22	1,000,000	b	1,229,830
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	1/1/27	1,500,000		1,756,635
Utility Debt Securitization
Authority of New York,
Restructing Bonds	5.00	6/15/26	2,000,000		2,435,720
Westchester County Health Care
Corporation, Senior Lien
Revenue	5.00	11/1/20	1,400,000		1,619,114
Westchester County Health Care
Corporation, Senior Lien
Revenue	5.00	11/1/24	1,500,000		1,690,455
U.S. Related--3.7%
Guam,
Business Privilege Tax Revenue	5.00	1/1/24	1,000,000		1,154,140
Guam,
Hotel Occupancy Tax Revenue	5.00	11/1/16	1,000,000		1,078,690
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/19	2,500,000		2,620,500
Puerto Rico Electric Power
Authority, Power Revenue	5.38	7/1/24	1,000,000		509,640
Puerto Rico Housing Finance
Authority, Capital Fund
Program Revenue (Puerto Rico
Housing Administration
Projects)	5.00	12/1/18	260,000		260,754
Puerto Rico Housing Finance
Authority, Capital Fund
Program Revenue (Puerto Rico
Housing Administration
Projects)	5.00	12/1/19	270,000		270,761
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.75	8/1/32	1,200,000	d	930,480
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.25	8/1/33	500,000	d	285,975
Total Long-Term Municipal Investments
(cost $175,793,428)					185,624,578
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.9%	Rate (%)	Date	Amount ($)		Value ($)
New York;
New York City,
GO Notes (LOC; JPMorgan Chase

Bank)	0.04	12/1/14	1,100,000	e	1,100,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.04	12/1/14	2,400,000	e	2,400,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.04	12/1/14	100,000	e	100,000
Total Short-Term Municipal Investments
(cost $3,600,000)					3,600,000
Total Investments (cost $179,393,428)			99.0%		189,224,578
Cash and Receivables (Net)			1.0%		1,867,468
Net Assets			100.0%		191,092,046

a Variable rate security--interest rate subject to periodic change.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2014, these securities were valued at $2,570,150 or 1.3% of net assets.
d Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
e Variable rate demand note - rate shown is the interest rate in effect at November 30, 2014. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At November 30, 2014, net unrealized appreciation on investments was $9,831,150 of which $10,675,930 related to appreciated investment securities and $844,780 related to depreciated investment securities. At November 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation ARRN		Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement

SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes

STATEMENT OF FINANCIAL FUTURES
November 30, 2014 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 11/30/2014($)
Financial Futures Short
U.S. Treasury 5 Year Notes	30	(3,584,766)	March 2015	(7,617)
U.S. Treasury 10 Year Notes	70	(8,893,281)	March 2015	(38,045)

				(45,662)

The following is a summary of the inputs used as of November 30, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds+	-	189,224,578	-	189,224,578
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(45,662)	-	-	(45,662)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available,

or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end November 30, 2014 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
November 30, 2014 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--97.8%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--2.0%
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/15	2,500,000		2,514,000
Jefferson County,
Limited Obligation School
Warrants (Insured; Assured
Guaranty Municipal Corp.)	5.50	1/1/21	3,500,000		3,504,585
California--1.8%
Agua Caliente Band,
Cahuilla Indians Revenue	6.00	7/1/18	1,200,000	a	1,186,044
Alameda Corridor Transportation
Authority, Subordinate Lien
Revenue (Insured; AMBAC)	5.25	10/1/21	2,000,000		2,182,400
Los Angeles Department of Water
and Power, Power System Revenue	5.00	7/1/43	2,000,000		2,237,300
District of Columbia--1.7%
Metropolitan Washington Airports
Authority, Airport System
Revenue (Insured; Berkshire
Hathaway Assurance Corp.)	5.00	10/1/36	5,050,000		5,368,352
Florida--.6%
Lake County School Board,
COP (Master Lease Purchase
Agreement)	5.00	6/1/27	1,620,000		1,826,420
Illinois--1.1%
Illinois,
GO	5.25	2/1/29	2,000,000		2,202,420
Illinois,
GO (Insured; National Public
Finance Guarantee Corp.)	5.50	8/1/17	1,000,000		1,109,290
New Jersey--1.6%
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	3/1/27	2,000,000		2,186,280
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.00	6/15/42	2,500,000		2,640,500
New York--5.3%
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/44	3,000,000		3,308,250
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	2/1/35	3,505,000		3,966,083

New York Liberty Development
Corporation, Revenue (3 World
Trade Center Project)	5.15	11/15/34	1,000,000	a	1,039,490
New York Liberty Development
Corporation, Revenue (3 World
Trade Center Project)	5.00	11/15/44	1,750,000	a	1,785,770
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	10/1/41	3,500,000		3,984,120
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	3/15/30	1,890,000		2,179,472
Pennsylvania--80.1%
Allegheny County Hospital
Development Authority, Revenue
(University of Pittsburgh
Medical Center)	5.00	10/15/22	1,250,000		1,499,125
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/24	5,000,000		5,871,500
Allegheny County Sanitary
Authority, Sewer Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	6/1/26	3,000,000		3,441,210
Allegheny County Sanitary
Authority, Sewer Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	12/1/21	2,815,000		2,945,785
Allentown School District,
GO	5.00	2/15/22	5,875,000		6,556,206
Beaver County Hospital Authority,
Revenue (Heritage Valley
Health System, Inc.)	5.00	5/15/19	1,205,000		1,381,605
Beaver County Hospital Authority,
Revenue (Heritage Valley
Health System, Inc.)	5.00	5/15/23	1,370,000		1,551,867
Beaver County Hospital Authority,
Revenue (Heritage Valley
Health System, Inc.)	5.00	5/15/25	1,250,000		1,393,662
Berks County Municipal Authority,
Revenue (The Reading Hospital
and Medical Center Project)	5.00	11/1/19	2,000,000		2,320,180
Bucks County,
GO	4.00	12/1/19	1,000,000		1,136,740
Bucks County,
GO	5.00	6/1/23	1,955,000		2,336,323
Central Bucks School District,
GO (Prerefunded)	5.00	5/15/18	5,000,000	b	5,720,350
Central Dauphin School District,
GO (Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	6.75	2/1/16	5,000,000	b	5,380,400

Chester County,
GO	5.00	7/15/25	3,060,000		3,522,733
Chester County,
GO (Prerefunded)	5.00	7/15/19	1,940,000	b	2,274,708
Downingtown Area School District,
GO	5.00	11/1/18	2,010,000		2,324,947
Easton Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.50	4/1/23	2,260,000		2,573,937
Erie County,
GO (Insured; National Public
Finance Guarantee Corp.)	5.50	9/1/22	1,640,000		2,041,866
Lancaster County Solid Waste
Management Authority, Solid
Waste Disposal System Revenue	5.00	12/15/19	1,000,000		1,170,380
Lower Merion School District,
GO	5.00	9/1/22	2,980,000		3,316,055
Montgomery County,
GO	5.00	12/15/24	2,545,000		2,951,207
Montgomery County,
GO (Prerefunded)	5.00	12/15/19	245,000	b	290,234
Montgomery County,
GO (Prerefunded)	5.00	12/15/19	100,000	b	118,463
Montgomery County Industrial
Development Authority, FHA
Insured Mortgage Revenue (New
Regional Medical Center
Project)	5.50	8/1/25	995,000		1,153,076
Pennsylvania,
GO	5.00	7/1/20	10,000,000		11,835,200
Pennsylvania,
GO	5.00	7/1/21	2,520,000		3,015,709
Pennsylvania,
GO	5.00	4/1/28	3,000,000		3,521,970
Pennsylvania,
GO	5.00	10/15/29	2,400,000		2,819,736
Pennsylvania Economic Development
Financing Authority, Exempt
Facilities Revenue (Amtrak
Project)	5.00	11/1/26	1,000,000		1,109,320
Pennsylvania Economic Development
Financing Authority, Exempt
Facilities Revenue (Amtrak
Project)	5.00	11/1/27	1,535,000		1,699,076
Pennsylvania Economic Development
Financing Authority,
Governmental LR (Forum Place
Project)	5.00	3/1/25	1,000,000		1,133,050
Pennsylvania Economic Development
Financing Authority, SWDR
(Waste Management, Inc.
Project)	2.25	7/1/19	5,000,000		5,044,650

Pennsylvania Economic Development
Financing Authority,
Unemployment Compensation
Revenue	5.00	7/1/20	5,000,000	5,823,950
Pennsylvania Economic Development
Financing Authority,
Unemployment Compensation
Revenue	5.00	1/1/22	5,000,000	5,534,850
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Bryn Mawr College)	5.00	12/1/23	1,170,000	1,432,805
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Saint Joseph's University)	5.00	11/1/25	2,010,000	2,253,511
Pennsylvania Higher Educational
Facilities Authority, Revenue
(State System of Higher
Education)	5.25	6/15/24	5,000,000	5,942,300
Pennsylvania Higher Educational
Facilities Authority, Revenue
(State System of Higher
Education)	5.00	6/15/26	1,000,000	1,154,670
Pennsylvania Higher Educational
Facilities Authority, Revenue
(State System of Higher
Education)	5.00	6/15/30	1,875,000	2,114,794
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Temple University)	5.00	4/1/26	1,000,000	1,154,210
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Temple University)	5.00	4/1/42	2,000,000	2,212,440
Pennsylvania Higher Educational
Facilities Authority, Revenue
(The Trustees of the
University of Pennsylvania)	5.00	9/1/19	10,140,000	11,958,508
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Thomas Jefferson University)
(Insured; AMBAC)	5.25	9/1/17	1,700,000	1,888,734
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Thomas Jefferson University)
(Insured; AMBAC)	5.25	9/1/18	1,485,000	1,691,103
Pennsylvania Industrial
Development Authority, EDR	5.00	7/1/19	3,000,000	3,462,000
Pennsylvania Industrial
Development Authority, EDR	5.00	7/1/21	3,450,000	4,052,508
Pennsylvania Intergovernmental
Cooperation Authority, Special
Tax Revenue (City of
Philadelphia Funding Program)	5.00	6/15/21	2,000,000	2,349,200

Pennsylvania Intergovernmental
Cooperation Authority, Special
Tax Revenue (City of
Philadelphia Funding Program)	5.00	6/15/22	3,395,000		3,944,073
Pennsylvania State University,
GO	5.00	3/1/28	2,980,000		3,435,344
Pennsylvania State University,
GO	5.00	3/1/40	5,710,000		6,443,221
Pennsylvania Turnpike Commission,
Motor License Fund-Enhanced
Turnpike Subordinate Special
Revenue	5.00	12/1/24	1,165,000		1,372,638
Pennsylvania Turnpike Commission,
Motor License Fund-Enhanced
Turnpike Subordinate Special
Revenue	5.00	12/1/32	1,190,000		1,334,466
Pennsylvania Turnpike Commission,
Registration Fee Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	7/15/25	2,500,000		3,064,225
Pennsylvania Turnpike Commission,
Turnpike Revenue	1.19	12/1/19	2,000,000	c	2,046,200
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	6/1/26	5,000,000		5,558,150
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.25	12/1/44	2,000,000		2,265,380
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue
(Insured; Assured Guaranty
Corp.)	6.00	6/1/28	1,500,000		1,714,005
Philadelphia,
Airport Revenue	5.00	6/15/20	1,750,000		2,036,458
Philadelphia,
Airport Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	6/15/18	1,370,000		1,545,908
Philadelphia,
Water and Wastewater Revenue	5.00	11/1/26	2,000,000		2,339,380
Philadelphia,
Water and Wastewater Revenue	5.00	11/1/27	2,840,000		3,303,516
Philadelphia,
Water and Wastewater Revenue	5.00	1/1/36	2,830,000		3,161,450
Philadelphia School District,
GO	5.00	9/1/18	2,500,000		2,835,325
Philadelphia School District,
GO	5.00	9/1/20	1,805,000		2,093,259
Pittsburgh,
GO	5.00	9/1/25	2,000,000		2,339,020
Pittsburgh,
GO	5.00	9/1/26	5,000,000		5,803,050
Pittsburgh School District,
GO (Insured; Assured Guaranty

Municipal Corp.)	5.50	9/1/16	4,000,000	4,342,840
Pittsburgh School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.50	9/1/18	1,000,000	1,159,580
Pittsburgh School District,
GO (Insured; Build America
Mutual Assurance Company)	5.00	9/1/25	1,000,000	1,165,170
Pittsburgh Water and Sewer
Authority, Water and Sewer
System First Lien Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	9/1/25	2,580,000	3,030,803
Pocono Mountain School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	9/1/22	5,270,000	5,669,150
Saint Mary Hospital Authority,
Health System Revenue
(Catholic Health East Issue)	5.00	11/15/17	2,085,000	2,334,470
Saint Mary Hospital Authority,
Health System Revenue
(Catholic Health East Issue)	5.00	11/15/21	1,000,000	1,003,860
Saint Mary Hospital Authority,
Health System Revenue
(Catholic Health East Issue)	5.00	11/15/22	1,500,000	1,742,355
Saint Mary Hospital Authority,
Health System Revenue
(Catholic Health East Issue)	5.25	11/15/23	2,000,000	2,340,920
Southcentral Pennsylvania General
Authority, Revenue (WellSpan
Health Obligation Group)	5.00	6/1/27	1,085,000	1,263,841
Southeastern Pennsylvania
Transportation Authority,
Capital Grant Receipts Bonds
(Federal Transit
Administration Section 5309
Fixed Guideway Modernization
Formula Funds)	5.00	6/1/23	2,000,000	2,322,520
Southeastern Pennsylvania
Transportation Authority,
Revenue	5.00	3/1/26	1,850,000	2,127,186
State Public School Building
Authority, School Lease
Revenue (The School District
of Philadelphia Project)	5.00	4/1/21	1,000,000	1,158,160
State Public School Building
Authority, School Lease
Revenue (The School District
of Philadelphia Project)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/31	2,490,000	2,790,593
University of Pittsburgh - of the
Commonwealth System of Higher

Education, University Capital
Project Bonds	5.50	9/15/21	2,500,000		2,928,250
University of Pittsburgh - of the
Commonwealth System of Higher
Education, University Capital
Project Bonds	5.00	9/15/28	1,580,000		1,788,623
West Mifflin Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.50	4/1/24	1,060,000		1,213,011
West View Borough Municipal
Authority, Water Revenue	5.00	11/15/32	3,000,000		3,489,540
Westmoreland County,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	12/1/15	1,500,000	d	1,487,520
U.S. Related--3.6%
Guam,
Business Privilege Tax Revenue	5.00	1/1/24	1,500,000		1,731,210
Guam,
LOR (Section 30)	5.63	12/1/29	1,000,000		1,102,400
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; AMBAC)	5.50	7/1/19	3,000,000		3,084,240
Puerto Rico Electric Power
Authority, Power Revenue	5.38	7/1/24	2,000,000		1,019,280
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/21	5,000,000		3,213,400
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.75	8/1/32	1,000,000	e	775,400
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.25	8/1/33	500,000	e	285,975
Total Long-Term Municipal Investments
(cost $287,562,111)					300,902,994
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.1%	Rate (%)	Date	Amount ($)		Value ($)
Illinois--.1%
Chicago,
GO Notes, Refunding (LOC; Bank
of Montreal)	0.05	12/1/14	200,000	f	200,000
Mississippi--.4%
Mississippi Business Finance
Corporation, Gulf Opportunity
Zone IDR (Chevron U.S.A. Inc.
Project)	0.04	12/1/14	1,400,000	f	1,400,000
New York--.3%
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.04	12/1/14	1,000,000	f	1,000,000
Pennsylvania--.1%
Lancaster County Hospital

Authority, Health Center
Revenue (Masonic Homes
Project) (LOC; JPMorgan Chase
Bank)	0.05	12/1/14	200,000	f	200,000
Vermont--.2%
Vermont Educational and Health
Buildings Financing Agency,
Revenue (North Country
Hospital Project) (LOC; TD
Bank)	0.05	12/1/14	535,000	f	535,000
Total Short-Term Municipal Investments
(cost $3,335,000)					3,335,000
Total Investments (cost $290,897,111)			98.9%		304,237,994
Cash and Receivables (Net)			1.1%		3,452,940
Net Assets			100.0%		307,690,934

a Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2014, these securities were valued at $4,011,304 or 1.3% of net assets.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Variable rate security--interest rate subject to periodic change.
d Security issued with a zero coupon. Income is recognized through the accretion of discount.
e Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
f Variable rate demand note - rate shown is the interest rate in effect at November 30, 2014. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At November 30, 2014, net unrealized appreciation on investments was $13,340,883 of which $16,511,753 related to appreciated investment securities and $3,170,870 related to depreciated investment securities. At November 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts

RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

STATEMENT OF FINANCIAL FUTURES
November 30, 2014 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 11/30/2014 ($)
Financial Futures Short
U.S. Treasury 5 Year Notes	50	(5,974,609)	March 2015	(12,694)
U.S. Treasury 10 Year Notes	140	(17,786,563)	March 2015	(76,090)

				(88,784)

The following is a summary of the inputs used as of November 30, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds+	-	304,237,994	-	304,237,994
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(88,784)	-	-	(88,784)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

 Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end November 30, 2014 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Short-Term U.S. Government Securities Fund
November 30, 2014 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--96.8%	Rate (%)	Date	Amount ($)		Value ($)
Commercial Mortgage Pass-Through Ctfs.--2.3%
GE Capital Commercial Mortgage
Corporation Trust,
Ser. 2006-C1, Cl. A4	5.27	3/10/44	2,890,072	a	2,993,466
Greenwich Capital Commercial
Funding, Ser. 2005-GG5, Cl. A5	5.22	4/10/37	2,020,000	a	2,060,798
JP Morgan Chase Commericial
Mortgage Securities Trust,
Ser. 2013-FL3, Cl. A2	0.86	4/15/28	548,090	a,b	547,419
					5,601,683
Municipal Bonds--5.4%
California Earthquake Authority,
Revenue	2.81	7/1/19	1,275,000		1,282,178
California,
GO (Various Purpose)	1.05	2/1/16	1,000,000		1,007,150
California,
GO (Various Purpose)	1.25	11/1/16	1,000,000		1,006,690
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	1.30	7/1/16	2,745,000		2,773,328
Illinois,
GO	4.42	1/1/15	425,000		426,530
Nassau County Interim Finance
Authority, Sales Tax Secured
Revenue	0.86	11/15/15	2,500,000		2,512,650
New York City,
GO	5.13	12/1/15	1,100,000		1,151,062
University of California Regents,
General Revenue	0.66	7/1/17	3,000,000	a	3,002,160
					13,161,748
U.S. Government Agencies--19.0%
Federal Farm Credit Bank,
Bonds	0.69	5/16/17	1,380,000		1,373,311
Federal Farm Credit Bank,
Bonds	0.96	6/5/17	3,130,000		3,130,150
Federal Farm Credit Bank,
Bonds	1.14	11/20/17	7,610,000		7,620,639
Federal Home Loan Bank,
Bonds	1.30	2/26/18	5,930,000		5,971,552
Federal Home Loan Bank,
Bonds	1.38	3/9/18	750,000		753,710
Federal Home Loan Mortgage
Corp., Notes	0.75	11/25/16	6,500,000	c	6,505,519
Federal Home Loan Mortgage Corp.,
Notes	0.75	10/5/16	3,000,000	c	3,001,542
Federal Home Loan Mortgage Corp.,
Notes	1.00	6/16/17	3,515,000	c	3,515,766
Federal National Mortgage
Association, Notes	0.63	10/25/16	5,875,000	c	5,876,146
Federal National Mortgage
Association, Notes	0.65	2/27/17	2,000,000	c	1,995,944
Federal National Mortgage
Association, Notes, Ser. 2	0.70	1/30/18	2,715,000	a,c	2,713,501
Federal National Mortgage
Association, Notes	1.00	11/22/17	2,500,000	a,c	2,497,973

Federal National Mortgage
Association, Notes, Ser. 1	1.00	4/30/18	1,310,000	c	1,302,271
					46,258,024
U.S. Government Agencies/Mortgage-Backed--31.7%
Federal Home Loan Mortgage Corp.:
4.50%, 12/1/19 - 9/1/26			7,795,709	c	8,318,363
REMIC, Ser. 3846, Cl. CK,
1.50%, 9/15/20			1,754,347	c	1,771,392
REMIC, Ser. 3689, Cl. AB,
2.00%, 12/15/27			15,918	c	15,916
REMIC, Ser. 4079, Cl. WA,
2.00%, 8/15/40			3,904,213	c	3,902,685
REMIC, Ser. 2663, Cl. BC,
4.00%, 8/15/18			3,903,629	c	4,072,840
REMIC, Ser. 2675, Cl. CK,
4.00%, 9/15/18			144,258	c	150,677
REMIC, Ser. 3565, Cl. XA,
4.00%, 8/15/22			245,638	c	247,524
REMIC, Ser. 3829, Cl. CA,
4.00%, 8/15/24			3,203,205	c	3,284,033
REMIC, Ser. 3986, Cl. P,
4.00%, 3/15/39			988,764	c	1,014,369
REMIC, Ser. 3578, Cl. AM,
4.50%, 9/15/16			387,724	c	397,140
REMIC, Ser. 2495, Cl. UC,
5.00%, 7/15/32			12,431	c	12,956
Federal National Mortgage Association:
2.50%, 3/1/22			1,560,184	c	1,615,266
3.63%, 7/1/18			895,359	c	961,430
4.50%, 11/1/22			6,101,792	c	6,475,655
REMIC, Ser. 2010-13,
Cl. KA, 2.00%, 12/25/18			1,511,680	c	1,532,098
REMIC, Ser. 2011-23,
Cl. AB, 2.75%, 6/25/20			3,061,654	c	3,145,951
REMIC, Ser. 2012-94, Cl. E,
3.00%, 6/25/22			3,038,014	c	3,156,539
REMIC, Ser. 2009-111,
Cl. JB, 3.00%, 4/25/39			597,794	c	609,140
REMIC, Ser. 2011-7, Cl. DA,
3.50%, 5/25/24			268,620	c	271,355
REMIC, Ser. 2003-122,
Cl. OL, 4.00%, 12/25/18			1,515,070	c	1,590,652
REMIC, Ser. 2010-87, Cl. GA
4.00%, 2/25/24			572,171	c	582,895
REMIC, Ser. 2008-23, Cl. A,
4.50%, 10/25/22			218,112	c	222,587
REMIC, Ser. 2003-67,
Cl. TJ, 4.75%, 7/25/18			813,948	c	854,274
REMIC, Ser. 2003-49,
Cl. YD, 5.50%, 6/25/23			448,000	c	461,136
REMIC, Ser. 2004-53, Cl. P,
5.50%, 7/25/33			398,558	c	410,306
Government National Mortgage Association I:
Ser. 2013-101, Cl. A,
0.51%, 5/16/35			4,714,884		4,597,844
Ser. 2013-73, Cl. A, 0.98%,
12/16/35			4,945,360		4,888,589
Ser. 2012-22, Cl. AB,
1.66%, 3/16/33			854,525		861,595
Ser. 2013-105, Cl. A,
1.71%, 2/16/37			3,790,048		3,780,895

Ser. 2010-159, Cl. A,
2.16%, 1/16/33	235,478		235,856
Ser. 2011-49, Cl. A, 2.45%,
7/16/38	4,266,903		4,355,166
Ser. 2010-101, Cl. NC,
2.50%, 11/20/36	152,778		155,210
Ser. 2010-122, Cl. AB,
3.31%, 11/16/37	748,320		759,168
Ser. 2010-52, Cl. AD,
3.61%, 6/16/36	230,320		230,890
Ser. 2010-100, Cl. D,
4.07%, 1/16/51	1,875,714	a	1,948,394
Ser. 2009-119, Cl. B,
4.29%, 2/16/41	2,304,599		2,338,437
Ser. 2006-31, Cl. E, 4.64%,
5/16/39	2,262,237	a	2,295,386
Ser. 2003-48, Cl. C, 4.89%,
7/16/34	630,871		642,568
Ser. 2005-76, Cl. B, 4.89%,
10/16/38	3,462,440	a	3,605,789
Ser. 2007-12, Cl. B, 5.14%,
12/16/36	637,320	a	641,460
Ser. 2007-69, Cl. C, 5.20%,
10/16/37	859,334	a	875,087
Ser. 2006-32, Cl. B, 5.32%,
7/16/36	47,589	a	47,649
			77,337,162
U.S. Government Securities--38.4%
U.S. Treasury Notes:
0.63%, 10/15/16	8,250,000	d	8,279,651
0.63%, 2/15/17	10,500,000		10,509,849
0.63%, 9/30/17	9,750,000		9,684,490
0.75%, 1/15/17	10,500,000		10,545,118
0.88%, 12/31/16	11,250,000	d	11,329,976
0.88%, 1/31/17	10,500,000		10,568,082
0.88%, 4/15/17	11,750,000		11,811,499
0.88%, 5/15/17	10,250,000	d	10,295,643
1.00%, 3/31/17	10,500,000	d	10,584,493
			93,608,801
Total Bonds and Notes
(cost $236,232,161)			235,967,418

Other Investment--.9%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,243,511)	2,243,511	[e]	2,243,511
Total Investments (cost $238,475,672)	97.7%		238,210,929
Cash and Receivables (Net)	2.3%		5,641,035
Net Assets	100.0%		243,851,964

a Variable rate security--interest rate subject to periodic change.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2014, this security was valued at $547,419 or .2% of net assets.
c The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
d Security, or portion thereof, on loan. At November 30, 2014, the value of the fund's securities on loan was
$28,854,534 and the value of the collateral held by the fund was $29,478,726, consisting of U.S. Government & Agency securities.

e Investment in affiliated money market mutual fund.

At November 30, 2014, net unrealized depreciation on investments was $264,743 of which $583,514 related to appreciated investment securities and $848,257 related to depreciated investment securities. At November 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government Agencies/Mortgage-Backed	89.1
Municipal Bonds	5.4
Commercial Mortgage-Backed	2.3
Money Market Investment	.9
97.7

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2014 in valuing the fund's investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant Observable	Level 3 -Significant
Assets ($)	Quoted Prices	Inputs	Unobservable Inputs	Total
Investments in Securities:
Commercial Mortgage-Backed	-	5,601,683	-	5,601,683
Municipal Bonds	-	13,161,748	-	13,161,748
Mutual Funds	2,243,511	-	-	2,243,511
U.S. Government Agencies/Mortgage-Backed	-	123,595,186	-	123,595,186
U.S. Treasury	-	93,608,801	-	93,608,801

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

 Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Multi-Strategy Fund
November 30, 2014 (Unaudited)

Common Stocks--97.9%	Shares		Value ($)
Automobiles & Components--2.1%
Dana Holding	94,150		1,995,980
Motorcar Parts of America	42,576	a	1,436,940
Tenneco	31,780	a	1,727,243
Thor Industries	18,295		1,075,014
Winnebago Industries	55,550		1,398,749
			7,633,926
Banks--11.0%
Boston Private Financial Holdings	201,980		2,577,265
Brookline Bancorp	61,860		588,289
Cardinal Financial	30,155		550,932
CoBiz Financial	47,470		544,956
Columbia Banking System	85,010		2,335,225
CVB Financial	136,246		2,066,852
EverBank Financial	160,320		3,020,429
First Horizon National	107,460		1,371,190
First Midwest Bancorp	56,060		937,884
Hancock Holding	37,074		1,212,691
IBERIABANK	30,460		1,989,647
Ladder Capital, Cl. A	91,280		1,726,105
National Bank Holdings, Cl. A	40,250		774,007
PrivateBancorp	41,963		1,319,736
Prosperity Bancshares	18,460		1,037,083
Sandy Spring Bancorp	32,830		780,369
South State	34,470		2,134,727
Square 1 Financial, Cl. A	9,656		206,445
SVB Financial Group	48,490	a	5,098,723
Synovus Financial	85,617		2,212,343
UMB Financial	49,580		2,751,194
United Community Banks	58,340		1,026,784
Valley National Bancorp	87,470	b	851,958
Washington Trust Bancorp	11,080		400,985
Webster Financial	32,110		1,010,502
WesBanco	25,020		830,914
Wintrust Financial	25,310		1,131,104
			40,488,339
Capital Goods--7.2%
AeroVironment	29,740	a	824,095
Altra Industrial Motion	26,040		797,605
American Woodmark	17,400	a	693,042
Apogee Enterprises	44,746		2,023,862
Astec Industries	15,850		622,430
Chart Industries	10,640	a	422,514
Comfort Systems USA	86,800		1,247,316
Encore Wire	10,480		384,302
FreightCar America	18,914		547,182
Generac Holdings	864	a	37,480
Global Power Equipment Group	6,000		77,820
Granite Construction	22,070		791,209
Great Lakes Dredge & Dock	82,450	a	624,971
The Greenbrier Companies	21,020	b	1,166,190
Hexcel	30,610	a	1,325,107
L.B. Foster, Cl. A	12,700		588,645
Lindsay	9,530	b	837,973
MRC Global	68,586	a	1,386,123
Mueller Industries	24,090		790,393
Neff, Cl. A	73,764		1,088,019
Powell Industries	16,419		698,628
Primoris Services	29,110		761,227
Regal-Beloit	15,080		1,090,586
Rush Enterprises, Cl. A	87	a	3,052
Sun Hydraulics	19,970		804,192
TASER International	31,380	a	674,042
Thermon Group Holdings	130,710	a	3,161,875

Trex	25,206	a	1,062,181
Watsco	19,730		2,002,595
			26,534,656
Commercial & Professional Services--5.6%
Advisory Board	32,660	a	1,391,316
Herman Miller	55,210		1,677,832
HNI	40,990		1,924,071
Interface	135,350		2,046,492
Knoll	110,780		2,052,753
Korn/Ferry International	83,079	a	2,255,595
McGrath RentCorp	19,660		693,212
Steelcase, Cl. A	317,610		5,564,527
TrueBlue	132,560	a	3,042,252
			20,648,050
Consumer Durables & Apparel--3.0%
Brookfield Residential Properties	25,350	a	601,302
Cavco Industries	7,590	a	562,647
Ethan Allen Interiors	34,740		1,028,651
iRobot	30,140	a	1,097,699
Malibu Boats, Cl. A	72,421		1,355,721
Oxford Industries	12,980		859,665
Standard Pacific	97,520	a	736,276
Steven Madden	31,625	a	1,078,412
Taylor Morrison Home, Cl. A	36,620	a	708,231
Universal Electronics	11,640	a	704,336
Vera Bradley	30,540	a	702,115
Wolverine World Wide	49,980		1,524,890
			10,959,945
Consumer Services--3.0%
Apollo Education Group	106,900	a	3,337,418
Belmond, Cl. A	67,860	a	768,175
Capella Education	20,319		1,385,349
Cheesecake Factory	25,280		1,224,310
Del Frisco's Restaurant Group	59,160	a	1,314,535
LifeLock	180,880	a	2,986,329
			11,016,116
Diversified Financials--2.3%
FNFV Group	49,710	a	709,362
FXCM, Cl. A	57,390	b	923,979
Nelnet, Cl. A	17,160		786,614
Piper Jaffray	14,380	a	825,412
Raymond James Financial	53,870		3,032,881
SLM	236,800		2,292,224
			8,570,472
Energy--2.6%
Bill Barrett	45,780	a	463,751
Cloud Peak Energy	47,500	a	554,325
Dril-Quip	12,030	a	959,392
Forum Energy Technologies	60,010	a	1,440,840
Geospace Technologies	23,950	a	631,322
Gulf Island Fabrication	16,390		319,769
Key Energy Services	189,390	a	356,053
Natural Gas Services Group	17,640	a	408,542
Navigator Holdings	17,633	a	377,699
Oil States International	12,460	a	621,131
Synergy Resources	120,476	a	1,181,870
Western Refining	53,810		2,212,129
			9,526,823
Exchange-Traded Funds--2.2%
iShares Russell 2000 ETF	35,670	b	4,162,332
iShares Russell 2000 Growth ETF	16,570	b	2,297,762
iShares Russell 2000 Value ETF	15,870	b	1,582,239
			8,042,333
Food & Staples Retailing--1.1%
Casey's General Stores	19,450		1,628,354
Fresh Market	22,980	a,b	941,261
United Natural Foods	21,400	a	1,609,066
			4,178,681
Food, Beverage & Tobacco--1.0%
Dean Foods	65,665	b	1,119,588

Fresh Del Monte Produce	17,260		582,698
TreeHouse Foods	14,490	a	1,172,965
WhiteWave Foods	22,172	a	812,160
			3,687,411
Health Care Equipment & Services--5.4%
Air Methods	24,930	a	1,106,393
Align Technology	28,980	a	1,648,962
Analogic	10,240		745,882
athenahealth	6,950	a,b	815,235
Computer Programs & Systems	11,650		684,321
Endologix	90,728	a	1,164,040
Globus Medical, Cl. A	88,690	a	2,043,418
Hanger	28,850	a	618,832
HealthSouth	26,860		1,104,752
HealthStream	44,740	a	1,281,801
HeartWare International	10,560	a,b	776,477
Insulet	29,160	a	1,358,564
LDR Holding	32,469	a	1,059,463
LifePoint Hospitals	14,470	a	1,001,179
Natus Medical	17,000	a	581,910
Omnicell	26,950	a	867,790
Select Medical Holdings	38,520		555,844
Spectranetics	46,930	a	1,540,712
WellCare Health Plans	11,070	a	816,302
			19,771,877
Household & Personal Products--.3%
Inter Parfums	37,160		953,154
Insurance--.3%
Safety Insurance Group	9,500		565,440
Stewart Information Services	15,670		556,128
			1,121,568
Materials--5.8%
AuRico Gold	531,033		1,826,754
Carpenter Technology	20,910		1,054,282
Chemtura	200,720	a	4,676,776
Cytec Industries	17,610		847,041
Flotek Industries	111,057	a	2,163,390
Haynes International	10,920		490,199
Intrepid Potash	34,910	a,b	498,166
Louisiana-Pacific	56,020	a	853,745
New Gold	384,039	a	1,539,996
OMNOVA Solutions	223,570	a	1,493,448
Royal Gold	17,868		1,137,834
Scotts Miracle-Gro, Cl. A	23,050		1,406,741
Stillwater Mining	54,870	a	720,443
TimkenSteel	20,600		733,772
Trecora Resources	39,376	a	483,931
Trinseo	35,528		545,710
Yamana Gold	194,664		735,830
			21,208,058
Media--2.4%
DreamWorks Animation SKG, Cl. A	30,350	a,b	723,544
E.W. Scripps, Cl. A	66,360	a	1,299,329
IMAX	40,410	a,b	1,268,066
LIN Media, Cl. A	67,520	a	1,629,258
Lions Gate Entertainment	37,130		1,258,707
Media General	56,190	a,b	860,269
New York Times, Cl. A	78,630		997,815
Time	32,991		789,805
			8,826,793
Pharmaceuticals, Biotech & Life Sciences--7.6%
ACADIA Pharmaceuticals	45,530	a,b	1,359,981
Anacor Pharmaceuticals	56,639	a	1,952,913
Auspex Pharmaceuticals	36,770		890,937
BioDelivery Sciences International	116,810	a	1,793,034
Celldex Therapeutics	71,050	a,b	1,440,894
Cepheid	27,910	a	1,537,283
Cubist Pharmaceuticals	11,940	a	905,171
Emergent BioSolutions	185,080	a	4,601,089
KYTHERA Biopharmaceuticals	37,350	a,b	1,428,637

Nektar Therapeutics	122,830	a	2,047,576
NPS Pharmaceuticals	45,755	a	1,518,151
Pacira Pharmaceuticals	18,649	a	1,751,701
Revance Therapeutics	65,428		1,075,636
Sangamo BioSciences	93,160	a	1,125,373
TherapeuticsMD	686,140	a,b	2,634,778
WuXi PharmaTech, ADR	52,460	a	1,799,903
			27,863,057
Real Estate--3.7%
Acadia Realty Trust	33,260	c	1,062,990
American Assets Trust	22,020	c	865,386
American Residential Properties	117,730	a,c	2,092,062
Corporate Office Properties Trust	28,890	c	812,098
CyrusOne	31,330		860,008
EPR Properties	14,990	c	839,290
Getty Realty	18,318	c	331,922
Healthcare Trust of America, Cl. A	73,240		934,542
Pebblebrook Hotel Trust	19,810	c	855,198
RE/MAX Holdings, Cl. A	54,608		1,826,638
Realogy Holdings	35,910	a	1,652,578
Summit Hotel Properties	68,610	c	795,876
Urstadt Biddle Properties, Cl. A	22,755	c	504,706
			13,433,294
Retailing--5.3%
American Eagle Outfitters	80,390	b	1,133,499
The Children's Place	22,954		1,286,801
Core-Mark Holding Company	14,970		899,847
Express	57,782	a	863,841
Finish Line, Cl. A	10,515		300,098
Kirkland's	65,220	a	1,416,578
Lumber Liquidators Holdings	14,170	a,b	901,070
Office Depot	1,029,825	a	6,827,740
PEP Boys-Manny Moe & Jack	68,954	a	671,612
Restoration Hardware Holdings	10,220	a,b	863,283
Shutterfly	26,228	a	1,121,509
Vitamin Shoppe	41,240	a	1,973,746
Zumiez	27,410	a	980,456
			19,240,080
Semiconductors & Semiconductor Equipment--5.9%
Applied Micro Circuits	314,140	a	1,856,567
Brooks Automation	85,800		1,004,718
Inphi	111,013	a	1,630,781
Integrated Device Technology	46,075	a	859,759
Lattice Semiconductor	265,420	a	1,738,501
MaxLinear, Cl. A	102,797	a	750,418
Mellanox Technologies	114,040	a	4,863,806
Microsemi	73,960	a	2,011,712
MKS Instruments	18,740		682,886
Nanometrics	24,057	a	357,006
Photronics	74,257	a	669,798
Teradyne	55,220		1,096,117
Veeco Instruments	93,410	a	3,494,468
Xcerra	82,914	a	664,141
			21,680,678
Software & Services--9.4%
Acxiom	40,960	a	779,469
Advent Software	19,420		612,313
Barracuda Networks	35,910		1,290,246
Cardtronics	49,880	a	1,953,301
comScore	31,882	a	1,401,852
Constant Contact	14,040	a	458,827
CoreLogic	151,300	a	5,026,186
CSG Systems International	115,491		2,901,134
Dealertrack Technologies	78,090	a	3,682,724
DST Systems	5,510		546,867
FleetMatics Group	33,930	a,b	1,193,997
Infoblox	169,360	a	3,048,480
LogMeIn	34,990	a	1,769,444
MAXIMUS	27,867		1,459,952
Mentor Graphics	117,050		2,599,680

Monotype Imaging Holdings	35,730		987,577
Perficient	70,519	a	1,220,684
Proofpoint	26,630	a	1,156,275
Q2 Holdings	56,610		1,052,380
Shutterstock	213	a	16,013
SS&C Technologies Holdings	27,540		1,392,147
			34,549,548
Technology Hardware & Equipment--7.8%
Arrow Electronics	54,060	a	3,159,266
Aruba Networks	84,968	a	1,589,751
Belden	11,770		859,563
Ciena	134,786	a	2,228,013
Control4	71,283	a,b	1,074,948
FARO Technologies	10,420	a	572,371
Infinera	86,930	a	1,184,856
Jabil Circuit	192,700		3,998,525
JDS Uniphase	268,030	a	3,575,520
Lexmark International, Cl. A	21,610		926,205
Littelfuse	9,020		867,093
RADWARE	70,537	a	1,429,080
ScanSource	52,960	a	2,058,026
Sonus Networks	463,850	a	1,716,245
Tech Data	19,350	a	1,206,085
Universal Display	21,420	a,b	594,191
Vishay Intertechnology	99,520		1,380,342
			28,420,080
Transportation--1.4%
ArcBest	15,630		678,655
Con-way	15,441		764,947
Forward Air	17,250		844,560
Landstar System	21,870		1,757,911
Marten Transport	23,440		503,960
Spirit Airlines	8,780	a	726,018
			5,276,051
Utilities--1.5%
Chesapeake Utilities	17,645		792,790
El Paso Electric	23,680		895,814
Hawaiian Electric Industries	63,690	b	1,795,421
NorthWestern	17,290	b	920,347
Portland General Electric	31,119		1,147,358
			5,551,730
Total Common Stocks
(cost $317,347,352)			359,182,720

Other Investment--1.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $6,082,011)	6,082,011	[d]	6,082,011
Investment of Cash Collateral for
Securities Loaned--7.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $26,655,286)	26,655,286	[d]	26,655,286
Total Investments (cost $350,084,649)	106.8%		391,920,017
Liabilities, Less Cash and Receivables	(6.8%)		(24,971,605)
Net Assets	100.0%		366,948,412

ADR -- American Depository Receipts
ETF -- Exchange-Traded Fund

a Non-income producing security.
b Security, or portion thereof, on loan. At November 30, 2014, the value of the fund's securities on loan was $27,359,733 and the value of the collateral held by the fund was $28,401,433, consisting of cash collateral of $26,655,286 and U.S. Government and Agency securities valued at $1,746,147.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At November 30, 2014, net unrealized appreciation on investments was $41,835,368 of which $53,098,659 related to appreciated investment securities and $11,263,291 related to depreciated investment securities. At November 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Banks	11.0
Software & Services	9.4
Money Market Investments	8.9
Technology Hardware & Equipment	7.8
Pharmaceuticals, Biotech & Life Sciences	7.6
Capital Goods	7.2
Semiconductors & Semiconductor Equipment	5.9
Materials	5.8
Commercial & Professional Services	5.6
Health Care Equipment & Services	5.4
Retailing	5.3
Real Estate	3.7
Consumer Durables & Apparel	3.0
Consumer Services	3.0
Energy	2.6
Media	2.4
Diversified Financials	2.3
Exchange-Traded Fund	2.2
Automobiles & Components	2.1
Utilities	1.5
Transportation	1.4
Food & Staples Retailing	1.1
Food, Beverage & Tobacco	1.0
Household & Personal Products	.3
Insurance	.3
106.8

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	339,599,585	-	-	339,599,585
Equity Securities - Foreign Common Stocks+	11,540,802	-	-	11,540,802
Exchange-Traded Funds	8,042,333	-	-	8,042,333
Mutual Funds	32,737,297	-	-	32,737,297

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Small/Mid Cap Multi-Strategy Fund
November 30, 2014 (Unaudited)

Common Stocks--99.1%	Shares		Value ($)
Automobiles & Components--.8%
Dana Holding	40,390		856,268
Lear	10,852		1,040,815
Motorcar Parts of America	29,272	a	987,930
Tenneco	9,830	a	534,260
			3,419,273
Banks--8.9%
Boston Private Financial Holdings	152,110		1,940,924
City National	25,980		2,005,396
Columbia Banking System	39,750		1,091,932
Comerica	49,618		2,312,695
CVB Financial	64,524		978,829
EverBank Financial	191,970		3,616,715
First American Financial	56,400		1,805,364
First Horizon National	117,300		1,496,748
Hancock Holding	41,110		1,344,708
IBERIABANK	39,200		2,560,544
National Bank Holdings, Cl. A	28,750		552,862
PrivateBancorp	28,527		897,174
Prosperity Bancshares	25,210		1,416,298
SVB Financial Group	66,706	a	7,014,136
Synovus Financial	87,852		2,270,096
UMB Financial	56,820		3,152,942
Webster Financial	45,510		1,432,200
			35,889,563
Capital Goods--6.4%
AGCO	17,750		748,873
AMETEK	19,390		988,114
Carlisle	22,150		1,980,210
Chart Industries	18,420	a	731,458
Comfort Systems USA	34,040		489,155
Donaldson	11,258		439,062
Equifax	43,170		3,434,173
Fluor	10,617		658,148
Graco	31,050		2,487,105
The Greenbrier Companies	14,450	b	801,686
Hexcel	38,360	a	1,660,604
MRC Global	87,760	a	1,773,630
Neff, Cl. A	49,805		734,624
Parker Hannifin	6,340		818,050
Regal-Beloit	27,550		1,992,416
Rush Enterprises, Cl. A	55	a	1,929
Sensata Technologies Holding	16,260	a	806,008
Snap-on	16,940		2,292,490
Timken	18,860		807,019
United Rentals	6,760	a	765,976
Universal Display	23,080	a,b	640,239
W.W. Grainger	3,920		963,066
			26,014,035
Commercial & Professional Services--3.8%
Advisory Board	23,092	a	983,719
Clean Harbors	22,070	a	1,031,772
Herman Miller	73,220		2,225,156
Interface	63,030		953,014
Steelcase, Cl. A	302,440		5,298,749
Towers Watson & Co., Cl. A	25,430		2,872,573
TrueBlue	88,750	a	2,036,813

			15,401,796
Consumer Durables & Apparel--2.8%
Deckers Outdoor	9,200	a	889,824
Inter Parfums	25,900		664,335
iRobot	20,740	a	755,351
Jarden	16,320	a	720,528
Michael Kors Holdings	9,390	a	720,307
Polaris Industries	6,633		1,039,457
PVH	6,020		765,383
Ralph Lauren	5,760		1,065,024
Steven Madden	22,230	a	758,043
Toll Brothers	37,550	a	1,313,875
Watsco	13,830		1,403,745
Wolverine World Wide	35,120		1,071,511
			11,167,383
Consumer Services--3.9%
Apollo Education Group	118,420	a	3,697,072
Capella Education	8,116		553,349
Cheesecake Factory	33,220		1,608,845
Del Frisco's Restaurant Group	40,450	a	898,799
Grand Canyon Education	42,320	a	1,932,754
Hyatt Hotels, Cl. A	31,340	a	1,846,866
Malibu Boats, Cl. A	49,775		931,788
MAXIMUS	18,959		993,262
Panera Bread, Cl. A	5,902	a	987,995
Restoration Hardware Holdings	6,960	a,b	587,911
Service Corporation International	82,340		1,860,884
			15,899,525
Diversified Financials--4.8%
E*TRADE Financial	175,899	a	4,012,256
FNF Group	143,260		4,641,624
FNFV Group	105,243	a	1,501,818
Leucadia National	22,005		508,976
Raymond James Financial	88,469		4,980,805
SLM	165,840		1,605,331
T. Rowe Price Group	9,470		790,461
Voya Financial	34,280		1,435,646
			19,476,917
Energy--3.6%
Concho Resources	7,560	a	720,090
Dril-Quip	11,850	a	945,037
Energen	25,400		1,516,888
Exterran Holdings	18,170		608,695
Forum Energy Technologies	41,600	a	998,816
Generac Holdings	923	a	40,040
Geospace Technologies	22,440	a	591,518
Helmerich & Payne	9,359		650,918
Oasis Petroleum	50,770	a	933,153
Oceaneering International	24,960		1,565,242
Oil States International	23,840	a	1,188,424
Primoris Services	19,840		518,816
Tesoro	24,885		1,906,689
Trecora Resources	27,770	a	341,293
Western Refining	38,024		1,563,167
Whiting Petroleum	13,320	a	556,376
			14,645,162
Exchange-Traded Funds--.3%
iShares Russell 2000 ETF	7,390	b	862,339
iShares Russell Mid-Cap Growth ETF	5,070		475,718
			1,338,057
Food & Staples Retailing--.9%
Core-Mark Holding Company	10,280		617,931

TreeHouse Foods	10,010	a	810,310
United Natural Foods	27,150	a	2,041,409
			3,469,650
Food, Beverage & Tobacco--.3%
WhiteWave Foods	38,654	a	1,415,896
Health Care Equipment & Services--9.0%
Air Methods	37,721	a	1,674,058
Align Technology	40,270	a	2,291,363
AmerisourceBergen	8,394		764,274
Brookdale Senior Living	29,430	a	1,042,411
Catamaran	79,510	a	4,050,239
Centene	21,470	a	2,120,592
Cepheid	19,160	a	1,055,333
Cigna	10,020		1,030,958
Cooper	4,670		788,763
Endologix	61,346	a	787,069
Globus Medical, Cl. A	82,057	a	1,890,593
Hanger	30,570	a	655,727
HealthSouth	51,848		2,132,508
HeartWare International	7,210	a,b	530,151
IMS Health Holdings	29,460		736,500
Insulet	20,750	a	966,743
LDR Holding	22,920	a	747,880
MEDNAX	88,010	a	5,761,135
Omnicare	30,700		2,158,824
Select Medical Holdings	76,550		1,104,616
Spectranetics	32,090	a	1,053,515
Universal Health Services, Cl. B	20,506		2,145,338
WellCare Health Plans	13,200	a	973,368
			36,461,958
Household & Personal Products--.2%
Church & Dwight	10,350		793,948
Insurance--.3%
Old Republic International	86,376		1,306,869
Materials--5.2%
Airgas	7,090		819,817
Apogee Enterprises	16,472		745,029
AuRico Gold	468,390		1,611,262
Chemtura	158,960	a	3,703,768
Flotek Industries	57,978	a	1,129,411
New Gold	495,209	a	1,985,788
Royal Gold	26,420		1,682,426
Scotts Miracle-Gro, Cl. A	16,240		991,127
Stillwater Mining	49,980	a	656,237
Sun Hydraulics	14,000		563,780
TimkenSteel	35,475		1,263,620
Trex	17,101	a	720,636
Valspar	25,730		2,159,004
Vulcan Materials	11,670		771,387
Yamana Gold	603,553		2,281,430
			21,084,722
Media--1.7%
E.W. Scripps, Cl. A	81,430	a	1,594,399
HomeAway	25,139	a	788,359
Interpublic Group of Companies	39,360		798,614
Lions Gate Entertainment	26,070		883,773
Media General	39,400	a,b	603,214
New York Times, Cl. A	106,220		1,347,932
Shutterfly	17,794	a	760,871
Shutterstock	144	a	10,826
			6,787,988
Pharmaceuticals, Biotech & Life Sciences--5.7%

ACADIA Pharmaceuticals	32,099	a,b	958,797
Alexion Pharmaceuticals	4,130	a	804,937
Alkermes	14,704	a	809,014
Anacor Pharmaceuticals	38,533	a	1,328,618
Auspex Pharmaceuticals	25,830		625,861
BioDelivery Sciences International	82,390	a	1,264,687
Celldex Therapeutics	49,950	a,b	1,012,986
Cubist Pharmaceuticals	86,290	a	6,541,645
Jazz Pharmaceuticals	5,180	a	917,326
KYTHERA Biopharmaceuticals	26,080	a,b	997,560
Nektar Therapeutics	85,710	a	1,428,786
NPS Pharmaceuticals	32,270	a	1,070,719
Pacira Pharmaceuticals	12,675	a	1,190,563
Perrigo Company	4,690		751,291
Salix Pharmaceuticals	12,510	a	1,284,652
Vertex Pharmaceuticals	8,660	a	1,020,841
WuXi PharmaTech, ADR	37,000	a	1,269,470
			23,277,753
Real Estate--4.6%
Acadia Realty Trust	42,950	c	1,372,682
Alexandria Real Estate Equities	19,720	c	1,694,342
American Residential Properties	59,470	a,c	1,056,782
CBRE Group, Cl. A	22,673	a	764,987
Corporate Office Properties Trust	54,930	c	1,544,082
Corrections Corporation of America	43,260	c	1,568,175
Healthcare Trust of America, Cl. A	131,880		1,682,789
RE/MAX Holdings, Cl. A	36,923		1,235,074
Realogy Holdings	134,510	a	6,190,150
RLJ Lodging Trust	41,350	c	1,361,655
			18,470,718
Retailing--5.4%
Advance Auto Parts	6,645		977,347
American Eagle Outfitters	102,470	b	1,444,827
Casey's General Stores	25,275		2,116,023
Dick's Sporting Goods	47,474		2,402,659
Finish Line, Cl. A	7,092		202,406
Kirkland's	45,770	a	994,124
Liberty Interactive, Cl. A	16,029	a	467,245
LKQ	26,670	a	774,764
Lumber Liquidators Holdings	9,640	a,b	613,008
Office Depot	786,280	a	5,213,036
Staples	111,250	b	1,564,175
Ulta Salon, Cosmetics & Fragrance	7,620	a	963,854
Urban Outfitters	50,630	a	1,636,362
Vera Bradley	42,000	a	965,580
Vitamin Shoppe	15,667	a	749,823
Williams-Sonoma	11,420		851,475
			21,936,708
Semiconductors & Semiconductor Equipment--4.9%
Applied Micro Circuits	121,830	a	720,015
First Solar	20,750	a	1,012,600
Inphi	75,905	a	1,115,044
Integrated Device Technology	31,346	a	584,916
Lattice Semiconductor	253,870	a	1,662,849
MaxLinear, Cl. A	70,048	a	511,350
Mellanox Technologies	140,980	a	6,012,797
Microchip Technology	16,350	b	738,203
Microsemi	44,550	a	1,211,760
Photronics	51,329	a	462,988
Teradyne	92,063		1,827,451
Veeco Instruments	89,580	a	3,351,188
Xcerra	56,676	a	453,975

			19,665,136
Software & Services--10.7%
Acxiom	45,720	a	870,052
Akamai Technologies	39,990	a	2,583,754
Amdocs	39,170		1,909,342
ANSYS	9,700	a	810,144
athenahealth	4,900	a,b	574,770
Barracuda Networks	25,060		900,406
Cardtronics	28,990	a	1,135,248
comScore	21,692	a	953,797
CoreLogic	171,540	a	5,698,559
CSG Systems International	8,212		206,285
Dealertrack Technologies	72,490	a	3,418,628
F5 Networks	19,760	a	2,552,794
FleetMatics Group	23,800	a,b	837,522
HealthStream	31,940	a	915,081
IAC/InterActiveCorp	20,480		1,336,934
Infoblox	199,090	a	3,583,620
Jack Henry & Associates	4,790		294,393
LinkedIn, Cl. A	3,720	a	841,724
Mentor Graphics	51,390		1,141,372
Monotype Imaging Holdings	32,640		902,170
NICE Systems, ADR	33,420		1,578,427
Palo Alto Networks	7,920	a	974,160
Perficient	48,190	a	834,169
Proofpoint	18,840	a	818,033
PTC	44,980	a	1,757,369
Q2 Holdings	38,560		716,830
RADWARE	47,747	a	967,354
ServiceNow	7,703	a	492,684
SS&C Technologies Holdings	18,722		946,397
Synopsys	68,570	a	2,975,252
			43,527,270
Technology Hardware & Equipment--9.1%
Amphenol, Cl. A	14,700		788,361
Arrow Electronics	82,780	a	4,837,663
Aruba Networks	98,735	a	1,847,332
Avnet	82,930		3,631,505
Ciena	307,830	a	5,088,430
Control4	48,693	a,b	734,290
FLIR Systems	113,570		3,603,576
IMAX	51,622	a,b	1,619,898
Infinera	60,180	a	820,253
Ingram Micro, Cl. A	122,970	a	3,373,067
IPG Photonics	24,170	a,b	1,742,415
Jabil Circuit	77,420		1,606,465
JDS Uniphase	289,340	a	3,859,796
Lexmark International, Cl. A	23,070		988,780
Littelfuse	6,170		593,122
ScanSource	44,484	a	1,728,648
			36,863,601
Telecommunication Services--.6%
LogMeIn	24,660	a	1,247,056
Sonus Networks	317,160	a	1,173,492
			2,420,548
Transportation--3.9%
Alaska Air Group	44,250		2,612,078
Con-way	29,481		1,460,489
Forward Air	11,840		579,686
J.B. Hunt Transport Services	32,430		2,676,448
Kirby	39,437	a	3,791,473
Landstar System	11,980		962,952

Navigator Holdings	12,394	a	265,479
Ryder System	22,890		2,186,453
Spirit Airlines	13,987	a	1,156,585
			15,691,643
Utilities--1.3%
CMS Energy	50,730		1,679,163
NiSource	30,900		1,292,856
Portland General Electric	30,648		1,129,992
UGI	30,136		1,136,429
			5,238,440
Total Common Stocks
(cost $369,483,558)			401,664,559

Other Investment--1.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $4,094,629)	4,094,629	[d]	4,094,629
Investment of Cash Collateral for
Securities Loaned--3.0%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $12,139,785)	12,139,785	[d]	12,139,785
Total Investments (cost $385,717,972)	103.1%		417,898,973
Liabilities, Less Cash and Receivables	(3.1%)		(12,423,557)
Net Assets	100.0%		405,475,416

ADR--American Depository Receipts
ETF--Exchange-Traded Fund

a Non-income producing security.
b Security, or portion thereof, on loan. At November 30, 2014, the value of the fund's securities on loan was $13,390,673 and the value of the collateral held by the fund was $13,906,502, consisting of cash collateral of $12,139,785 and U.S. Government and Agency securities valued at $1,766,717.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At November 30, 2014, net unrealized appreciation on investments was $32,181,001 of which $46,838,257 related to appreciated investment securities and $14,657,256 related to depreciated investment securities. At November 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	10.7
Technology Hardware & Equipment	9.1
Health Care Equipment & Services	9.0
Banks	8.9
Capital Goods	6.4
Pharmaceuticals, Biotech & Life Sciences	5.7
Retailing	5.4
Materials	5.2
Semiconductors & Semiconductor Equipment	4.9
Diversified Financials	4.8
Real Estate	4.6
Money Market Investments	4.0
Consumer Services	3.9
Transportation	3.9
Commercial & Professional Services	3.8
Energy	3.6
Consumer Durables & Apparel	2.8
Media	1.7

Utilities	1.3
Food & Staples Retailing	.9
Automobiles & Components	.8
Telecommunication Services	.6
Exchange-Traded Funds	.3
Food, Beverage & Tobacco	.3
Insurance	.3
Household & Personal Products	.2
103.1

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2014 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	387,189,565	-	-	387,189,565
Equity Securities - Foreign Common Stocks+	13,136,937	-	-	13,136,937
Exchange-Traded Funds	1,338,057	-	-	1,338,057
Mutual Funds	16,234,414	-	-	16,234,414

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

 Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund
November 30, 2014 (Unaudited)

Common Stocks--61.7%	Shares		Value ($)
Automobiles & Components--1.2%
BorgWarner	1,040		58,822
Delphi Automotive	655		47,782
Ford Motor	31,238		491,374
General Motors	5,760		192,557
Harley-Davidson	36,469		2,541,160
Johnson Controls	54,989		2,749,450
			6,081,145
Banks--2.3%
Bank of America	121,854		2,076,392
BB&T	11,947		449,088
Citigroup	29,195		1,575,654
Fifth Third Bancorp	6,614		133,074
JPMorgan Chase & Co.	41,574		2,501,092
M&T Bank	1,690		212,974
People's United Financial	5,315		78,556
PNC Financial Services Group	8,936		781,632
SunTrust Banks	1,700		66,793
U.S. Bancorp	15,577		688,503
Wells Fargo & Co.	50,632		2,758,431
			11,322,189
Capital Goods--5.5%
3M	8,489		1,359,004
Allegion	2,996		161,335
Boeing	16,446		2,209,685
Caterpillar	24,415		2,456,149
Cummins	2,516		366,380
Danaher	4,112		343,599
Deere & Co.	861	a	74,580
Donaldson	19,560		762,840
Dover	33,269		2,561,380
Eaton	43,406		2,944,229
Emerson Electric	18,715		1,193,081
Fastenal	17,530	a	792,356
Flowserve	15,140		891,292
Fluor	3,557		220,498
General Dynamics	2,581		375,174
General Electric	105,775		2,801,980
Honeywell International	11,461		1,135,441
Illinois Tool Works	2,190		207,897
Ingersoll-Rand	7,570		477,364
Lockheed Martin	2,500		478,900
MSC Industrial Direct, Cl. A	7,457		579,185
Northrop Grumman	1,406		198,148
PACCAR	5,737		384,494
Parker Hannifin	612		78,966

Pentair	306		19,801
Precision Castparts	4,557		1,084,110
Raytheon	5,885		627,930
Rockwell Collins	5,348		457,414
Stanley Black & Decker	653		61,669
United Technologies	7,861		865,339
Veritiv	25		1,256
W.W. Grainger	1,927		473,425
Xylem	2,698		103,441
			26,748,342
Commercial & Professional Services--.2%
Robert Half International	7,900		448,641
Tyco International	5,399		231,617
Waste Management	9,074		442,176
			1,122,434
Consumer Durables & Apparel--.9%
Coach	61		2,264
DSW, Cl. A	22,420		795,462
Leggett & Platt	9,855		414,797
Lennar, Cl. A	8,785		415,003
Mattel	618		19,498
NIKE, Cl. B	23,934		2,376,407
PulteGroup	6,040		130,645
VF	5,240		393,891
			4,547,967
Consumer Services--1.0%
Carnival	2,398		105,896
Chipotle Mexican Grill	620	b	411,444
McDonald's	15,311		1,482,258
Panera Bread, Cl. A	1,868	a,b	312,703
Starbucks	19,494		1,583,108
Starwood Hotels & Resorts
Worldwide	3,700	c	292,300
Wyndham Worldwide	5,110		425,970
Yum! Brands	5,192		401,082
			5,014,761
Diversified Financials--3.8%
American Express	7,769		718,011
Ameriprise Financial	3,382		445,646
Berkshire Hathaway, Cl. B	19,082	b	2,837,303
BlackRock	863		309,886
Capital One Financial	41,318		3,437,658
Charles Schwab	12,266		347,373
CME Group	5,075		429,548
Discover Financial Services	5,797		379,993
Franklin Resources	1,040		59,134
Goldman Sachs Group	3,469		653,594
H&R Block	6,930		233,125
IntercontinentalExchange Group	15,589		3,522,958
Invesco	76,805		3,099,850
Legg Mason	6,695		379,941
McGraw-Hill Financial	2,118		197,948

Moody's	720		72,727
Morgan Stanley	9,425		331,572
State Street	8,606		660,338
T. Rowe Price Group	5,016		418,686
			18,535,291
Energy--5.3%
Anadarko Petroleum	3,336		264,044
Apache	7,654		490,545
Baker Hughes	4,240		241,680
Cabot Oil & Gas	5,120		169,165
Chevron	18,564		2,021,063
ConocoPhillips	10,286		679,596
Devon Energy	32,890		1,939,523
EOG Resources	23,272		2,018,148
EQT	1,940		176,501
Exxon Mobil	43,994		3,983,217
FMC Technologies	3,120	b	149,042
Halliburton	49,608		2,093,458
Hess	3,680		268,382
Kinder Morgan	1,697	a	70,171
Marathon Oil	54,547		1,577,499
Marathon Petroleum	4,888		440,360
Nabors Industries	13,280		174,234
National Oilwell Varco	5,575		373,748
Newfield Exploration	8,210	b	223,558
Noble Energy	2,146		105,540
Occidental Petroleum	12,654		1,009,410
Phillips 66	9,543		696,830
Pioneer Natural Resources	585		83,790
Range Resources	480		31,512
Schlumberger	21,127		1,815,866
Southwestern Energy	45,330	b	1,458,719
Spectra Energy	7,787		294,972
Tesoro	2,130		163,201
Valero Energy	45,958		2,234,018
Williams	12,569		650,446
			25,898,238
Food & Staples Retailing--1.5%
Costco Wholesale	16,153		2,295,664
CVS Health	16,450		1,502,872
Kroger	7,546		451,553
Sysco	6,600		265,716
Wal-Mart Stores	23,944		2,096,058
Walgreen	10,617		728,432
			7,340,295
Food, Beverage & Tobacco--2.7%
Altria Group	16,814		845,072
Archer-Daniels-Midland	8,255		434,873
Coca-Cola	50,490		2,263,467
ConAgra Foods	960		35,059
Constellation Brands, Cl. A	5,020	b	483,928
General Mills	6,450		340,238

Hershey	1,951		195,646
Kraft Foods Group	6,351		382,140
Lorillard	7,270		459,028
McCormick & Co.	3,462		257,330
Mead Johnson Nutrition	2,347		243,712
Molson Coors Brewing, Cl. B	6,350		491,173
Mondelez International, Cl. A	26,375		1,033,900
Monster Beverage	755	b	84,673
PepsiCo	41,511		4,155,251
Philip Morris International	13,249		1,151,736
Reynolds American	3,410		224,753
Tyson Foods, Cl. A	1,390		58,853
			13,140,832
Health Care Equipment & Services--2.7%
Abbott Laboratories	12,063		536,924
Aetna	3,693		322,177
AmerisourceBergen	2,496		227,261
Baxter International	4,425		323,025
Becton Dickinson & Co.	3,380		474,315
Boston Scientific	21,064	b	271,094
C.R. Bard	8,604		1,439,879
Cardinal Health	1,135		93,286
Cerner	700	b	45,080
Cigna	2,998		308,464
Covidien	8,598		868,398
Express Scripts Holding	7,208	b	599,345
Halyard Health	544	a	21,320
Humana	2,671		368,518
Intuitive Surgical	1,610	b	833,610
Laboratory Corporation of America
Holdings	2,331	b	243,916
McKesson	2,759		581,487
Medtronic	8,776		648,283
ResMed	21,187	a	1,127,148
St. Jude Medical	2,716		184,579
Stryker	10,961		1,018,387
Tenet Healthcare	3,165	b	152,078
UnitedHealth Group	13,932		1,374,113
Varian Medical Systems	8,399	b	743,395
WellPoint	2,774		354,822
			13,160,904
Household & Personal Products--1.5%
Clorox	2,630		267,261
Colgate-Palmolive	22,053		1,534,668
Estee Lauder, Cl. A	1,095		81,183
Kimberly-Clark	4,350		507,167
Procter & Gamble	52,696		4,765,299
			7,155,578
Insurance--1.6%
ACE	2,214		253,149
Aflac	39,330		2,349,181
Allstate	7,240		493,406

American International Group	16,360		896,528
Aon	6,506		601,740
Chubb	711		73,269
Cincinnati Financial	6,710		341,875
Hartford Financial Services Group	11,110		458,843
Lincoln National	3,356		190,050
Marsh & McLennan	8,816		498,897
MetLife	14,502		806,456
Prudential Financial	2,891		245,677
Travelers	5,461		570,401
			7,779,472
Materials--2.1%
Air Products & Chemicals	3,778		543,390
Bemis	335		13,380
Celanese, Ser. A	29,608		1,778,553
Dow Chemical	18,821		916,018
E.I. du Pont de Nemours & Co.	9,581		684,083
Ecolab	3,515		382,959
FMC	10,330		561,952
Freeport-McMoRan	5,798		155,676
International Paper	1,354		72,872
LyondellBasell Industries, Cl. A	3,425		270,096
Monsanto	12,071		1,447,434
Newmont Mining	7,400		136,160
Nucor	8,850		474,625
PPG Industries	2,913		637,423
Praxair	6,922		888,646
Sherwin-Williams	1,290		315,869
Sigma-Aldrich	2,551		348,467
United States Steel	11,435	a	381,357
Vulcan Materials	4,154		274,579
			10,283,539
Media--2.5%
CBS, Cl. B	3,064		168,152
Comcast, Cl. A	70,996		4,049,612
DIRECTV	7,322	b	642,213
Discovery Communications, Cl. A	1,955	b	68,230
Discovery Communications, Cl. C	1,955	b	66,490
News Corp., Cl. A	5,696	b	88,402
Omnicom Group	820		63,361
Time	1,274		30,500
Time Warner	39,092		3,327,511
Time Warner Cable	3,688		550,545
Twenty-First Century Fox, Cl. A	21,996		809,453
Viacom, Cl. B	3,798		287,243
Walt Disney	21,118		1,953,626
			12,105,338
Pharmaceuticals, Biotech & Life Sciences--6.8%
AbbVie	63,148		4,369,842
Actavis	1,330	b	359,911
Agilent Technologies	6,475		276,742
Alexion Pharmaceuticals	1,150	b	224,135

Allergan	4,019		859,624
Amgen	9,855		1,629,130
Biogen Idec	3,172	b	975,993
Bristol-Myers Squibb	17,472		1,031,722
Celgene	41,856	b	4,758,609
Eli Lilly & Co.	9,816		668,666
Gilead Sciences	25,343	b	2,542,410
Johnson & Johnson	41,491		4,491,401
Mallinckrodt	31,900	b	2,941,818
Merck & Co.	82,916		5,008,126
Mettler-Toledo International	1,425	b	417,896
Pfizer	69,348		2,160,190
Regeneron Pharmaceuticals	252	b	104,860
Thermo Fisher Scientific	5,530		714,974
			33,536,049
Real Estate--1.0%
American Tower	2,360	c	247,824
AvalonBay Communities	3,329	c	535,270
CBRE Group, Cl. A	9,650	b	325,591
Crown Castle International	2,870		238,468
Equity Residential	7,217	c	511,252
General Growth Properties	10,720	c	286,867
HCP	7,720	c	345,856
Host Hotels & Resorts	15,323	c	356,107
Iron Mountain	2,203		83,736
Kimco Realty	16,900	c	430,105
Macerich	5,895	c	466,177
Prologis	1,560	c	65,957
Simon Property Group	2,307	c	417,106
Ventas	2,870	c	205,349
Washington Prime Group	383		6,599
Weyerhaeuser	5,510	c	194,558
			4,716,822
Retailing--2.6%
Amazon.com	3,944	b	1,335,596
AutoZone	50	b	28,886
Bed Bath & Beyond	568	b	41,674
Best Buy	10		394
Dollar Tree	5,430	b	371,195
eBay	7,047	b	386,739
Family Dollar Stores	2,595		205,135
Genuine Parts	3,594		369,391
Home Depot	18,754		1,864,148
L Brands	2,529		204,596
Lowe's	48,492		3,095,244
Macy's	7,099		460,796
Netflix	462	b	160,125
O'Reilly Automotive	1,734	b	316,871
Priceline Group	638	b	740,201
Ross Stores	2,294		209,855
Target	2,070		153,180
The TJX Companies	32,292		2,136,439

Tractor Supply	5,836		448,963
Urban Outfitters	14,990	b	484,477
			13,013,905
Semiconductors & Semiconductor Equipment--2.0%
Analog Devices	1,503		82,124
Applied Materials	11,620		279,461
Avago Technologies	28,870		2,696,458
Intel	61,832		2,303,242
Lam Research	36,140		2,986,610
Micron Technology	3,860	b	138,767
NVIDIA	21,230		445,193
Texas Instruments	13,759		748,765
Xilinx	7,919		359,839
			10,040,459
Software & Services--7.4%
Accenture, Cl. A	5,925		511,505
Adobe Systems	17,922	b	1,320,493
Autodesk	8,005	b	496,310
Automatic Data Processing	15,932		1,364,416
Cognizant Technology Solutions,
Cl. A	16,272	b	878,525
Facebook, Cl. A	15,070	b	1,170,939
Fiserv	4,612	b	329,712
Google, Cl. A	4,099	b	2,250,679
Google, Cl. C	4,099	b	2,220,961
International Business Machines	8,547		1,386,067
Intuit	2,117		198,723
Jack Henry & Associates	13,650		838,929
LinkedIn, Cl. A	14,720	b	3,330,694
MasterCard, Cl. A	26,233		2,289,879
Microsoft	96,888		4,632,215
Oracle	52,045		2,207,228
Paychex	26,464		1,254,658
salesforce.com	57,563	b	3,446,297
ServiceNow	45,600	b	2,916,576
Visa, Cl. A	6,675		1,723,418
Western Union	11,942	a	221,882
Xerox	30,800		429,968
Yahoo!	17,792	b	920,558
			36,340,632
Technology Hardware & Equipment--3.6%
Amphenol, Cl. A	24,474		1,312,541
Apple	68,607		8,159,431
Cisco Systems	80,742		2,231,709
Corning	20,990		441,210
EMC	15,397		467,299
Hewlett-Packard	23,338		911,582
Keysight Technologies	3,237		113,942
Motorola Solutions	768		50,473
QUALCOMM	30,826		2,247,215
SanDisk	3,190		330,037
Seagate Technology	6,510		430,376

Teradata	13,772	a,b	621,668
Western Digital	3,310		341,824
			17,659,307
Telecommunication Services--1.0%
AT&T	53,880	a	1,906,274
CenturyLink	755		30,781
Frontier Communications	58,645		413,447
TE Connectivity	1,445		92,769
Verizon Communications	47,680		2,412,131
			4,855,402
Transportation--1.2%
C.H. Robinson Worldwide	9,405		693,525
CSX	14,548		530,857
Delta Air Lines	3,995		186,447
Expeditors International of
Washington	17,320		810,922
FedEx	2,998		534,184
Norfolk Southern	4,842		540,561
Ryder System	1,665		159,041
Southwest Airlines	19,165		801,480
Union Pacific	7,746		904,500
United Parcel Service, Cl. B	8,588		943,993
			6,105,510
Utilities--1.3%
AGL Resources	1,600		83,696
American Electric Power	2,915		167,758
CenterPoint Energy	4,780		114,433
CMS Energy	10,336		342,122
Dominion Resources	4,433		321,614
DTE Energy	660		53,764
Duke Energy	5,131		415,098
Exelon	17,435		630,624
Integrys Energy Group	5,435		395,885
NextEra Energy	5,805		605,984
NiSource	10,190		426,350
Northeast Utilities	9,415		476,776
NRG Energy	12,100		378,246
PG&E	775		39,137
Pinnacle West Capital	1,425		90,103
PPL	1,380		49,031
Public Service Enterprise Group	150		6,267
SCANA	4,035		230,116
Sempra Energy	5,285		590,493
Southern	5,373		254,841
Xcel Energy	14,385		488,227
			6,160,565
Total Common Stocks
(cost $205,828,509)			302,664,976

Other Investment--38.3%
Registered Investment Companies;
BNY Mellon Income Stock Fund, Cl. M	5,742,127	d	57,880,639

Dreyfus Institutional Preferred
Plus Money Market Fund	4,361,188	[e]	4,361,188
Dreyfus Research Growth Fund, Cl. Y	4,506,856	d	66,701,475
Dreyfus Strategic Value Fund, Cl. Y	1,325,514	d	58,587,732
Total Other Investment
(cost $156,283,521)			187,531,034
Investment of Cash Collateral for
Securities Loaned--.5%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $2,529,032)	2,529,032	[e]	2,529,032
Total Investments (cost $364,641,062)	100.5%		492,725,042
Liabilities, Less Cash and Receivables	(.5%)		(2,359,609)
Net Assets	100.0%		490,365,433

a Security, or portion thereof, on loan. At November 30, 2014, the value of the fund's securities on loan was $2,575,297 and the value of the collateral held by the fund was $2,644,084, consisting of cash collateral of $2,529,032 and U.S. Government &
Agency securities valued at $115,052.
b Non-income producing security.
c Investment in real estate investment trust.
d Investment in affiliated mutual fund.
e Investment in affiliated money market mutual fund.

At November 30, 2014, net unrealized appreciation on investments was $128,083,980 of which $129,501,729 related to appreciated investment securities and $1,417,749 related to depreciated investment securities. At November 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	37.4
Software & Services	7.4
Pharmaceuticals, Biotech & Life Sciences	6.8
Capital Goods	5.5
Energy	5.3
Diversified Financials	3.8
Technology Hardware & Equipment	3.6
Food, Beverage & Tobacco	2.7
Health Care Equipment & Services	2.7
Retailing	2.6
Media	2.5
Banks	2.3
Materials	2.1
Semiconductors & Semiconductor Equipment	2.0
Insurance	1.6
Food & Staples Retailing	1.5
Household & Personal Products	1.5
Money Market Investments	1.4
Utilities	1.3
Automobiles & Components	1.2
Transportation	1.2
Consumer Services	1.0

Real Estate	1.0
Telecommunication Services	1.0
Consumer Durables & Apparel	.9
Commercial & Professional Services	.2
100.5

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	299,968,518	-	-	299,968,518
Equity Securities - Foreign Common Stocks+	2,696,458	-	-	2,696,458
Mutual Funds	190,060,066	-	-	190,060,066

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Funds Trust

By:       /s/ David K. Mossman

            David K. Mossman

            President

Date:    January 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ David K. Mossman

            David K. Mossman

            President

Date:    January 22, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    January 22, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)